UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 02/29/2012

Item 1 – Report to Stockholders

February 29, 2012

Semi-Annual Report (Unaudited)

BlackRock Core Bond Trust (BHK)

BlackRock Corporate High Yield Fund V, Inc. (HYV)

BlackRock Corporate High Yield Fund VI, Inc. (HYT)

BlackRock High Income Shares (HIS)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust, Inc. (BNA)

BlackRock Income Trust, Inc. (BKT)

BlackRock Strategic Bond Trust (BHD)

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Dear Shareholder

Risk assets were advancing at this time last year despite a wave of geopolitical revolutions, soaring oil prices and natural disasters in Japan. Markets reversed sharply in May, however, when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, 2011, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Financial markets whipsawed on hopes and fears. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors began to reenter the markets and risk assets recovered through the month. But a lack of definitive details about Europe’s rescue plan eventually raised doubts among investors and thwarted the rally at the end of October. The last two months of 2011 saw more political instability in Greece, unsustainable yields on Italian government bonds, and US policymakers in gridlock over budget issues. Global central bank actions and improving economic data invigorated the markets, but investor confidence was easily tempered by sobering news flow.

Investors showed more optimism at the start of 2012. Risk assets rallied through January and February as economic data grew stronger and debt problems in Europe stabilized. In the United States, jobs data signaled solid improvement in the labor market and the Federal Reserve indicated that it would keep short-term interest rates low through 2014. In Europe, policymakers made significant progress toward securing a Greek bailout plan and restructuring the nation’s debt. Nevertheless, considerable head-winds remain. Europe faces a prolonged recession, the US economy still remains somewhat shaky and the risks of additional flare ups of euro-zone debt problems and slowing growth in China weigh heavily on the future of the global economy.

Risk assets, including equities and high yield bonds, recovered their late-summer losses and posted strong returns for the 6-month period ended February 29, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results, while small-cap and emerging-market stocks finished slightly negative. International markets, which experienced some significant downturns in 2011, lagged the broader rebound. Fixed income securities, which benefited from declining yields, advanced over the 6- and 12-month periods. Despite their quality rating downgrade, US Treasury bonds performed particularly well. Municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 remain. For investors, the risks appear daunting, but this challenging environment offers new opportunities. BlackRock was built for these times. Visit blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“For investors, the risks appear daunting, but this challenging environment offers new opportunities. BlackRock was built for these times.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of February 29, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	13.31%	5.12%
US small cap equities (Russell 2000® Index)	12.40	(0.15)
International equities (MSCI Europe, Australasia, Far East Index)	4.13	(7.45)
Emerging market equities (MSCI Emerging Markets Index)	5.27	(0.11)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.00	0.08
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	3.70	17.22
US investment grade bonds (Barclays US Aggregate Bond Index)	2.73	8.37
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.93	12.88
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	8.62	6.92

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of February 29, 2012	BlackRock Core Bond Trust

Investment Objective

BlackRock Core Bond Trust’s (BHK) (the “Trust”) investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing at least 75% of its assets in bonds that are investment grade quality at the time of investment. The Trust’s investments will include a broad range of bonds, including corporate bonds, US government and agency securities and mortgage-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six months ended February 29, 2012, the Trust returned 15.20% based on market price and 8.63% based on net asset value (“NAV”). For the same period, the closed-end Lipper Corporate Debt Funds BBB-Rated category posted an average return of 8.84% based on market price and 5.79% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

Spread sectors outperformed government-related debt for the six-month period as improving US economic fundamentals and accommodative monetary policy provided a backdrop conducive for credit spread compression. As a result, the Trust benefited from its allocations to investment grade credit and high yield corporate credit. Within corporate credit, relative value trading in industrials was additive to performance. The Trust also benefited from exposure to commercial mortgage-backed securities (“CMBS”), which outperformed most other securitized debt sectors. Finally, the Trust’s duration stance (sensitivity to interest rate movements) contributed to returns as rates generally moved lower throughout the period.

•

The Trust actively traded exposure to financials within investment grade credit. Although these positions performed well toward period end, the overall effect was a drag on performance as European sovereign debt fear caused weakness in US financial names.

Describe recent portfolio activity.

•

During the period, the Trust reduced its allocation to investment grade securities in the banking industry while increasing exposure to companies with strong cash flow and high earnings visibility in the energy and telecommunications space. Toward period end, the Trust increased its portfolio duration, primarily by adding exposure to US Treasury bonds.

Describe portfolio positioning at period end.

•

At period end, the Trust maintained a diversified exposure to non-government spread sectors, including investment grade credit, high yield corporate credit, CMBS, asset-backed securities and non-agency residential mortgage-backed securities (“MBS”). The Trust also held allocations to government-related sectors such as US Treasuries, agency debt and agency MBS. The Trust ended the reporting period with a long duration profile.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

BlackRock Core Bond Trust

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BHK
Initial Offering Date	November 27, 2001
Yield on Closing Market Price as of February 29, 2012 ($14.19)[1]	5.67%
Current Monthly Distribution per Common Share[2]	$0.067
Current Annualized Distribution per Common Share[2]	$0.804
Economic Leverage as of February 29, 2012[3]	29%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low

Market Price	$14.19	$12.69	11.82%	$14.24	$12.59
Net Asset Value	$14.53	$13.78	5.44%	$14.56	$13.65

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond and US Government securities:

Portfolio Composition
	2/29/12	8/31/11
Corporate Bonds	53%	52%
US Treasury Obligations	22	16
Non-Agency Mortgage-Backed Securities	11	12
US Government Sponsored Agency Securities	5	13
Asset-Backed Securities	5	4
Foreign Agency Obligations	2	1
Taxable Municipal Bonds	1	1
Preferred Securities	1	1

Credit Quality Allocations[4]

	2/29/12	8/31/11
AAA/Aaa[5]	38%	40%
AA/Aa	6	8
A	18	17
BBB/Baa	16	16
BB/Ba	9	6
B	10	11
CCC/Caa	2	2
Not Rated	1	—

[4]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

[5]	Includes US Government Sponsored Agency Securities, which were deemed AAA/Aaa by the investment advisor.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	5

Trust Summary as of February 29, 2012	BlackRock Corporate High Yield Fund V, Inc.

Investment Objective

BlackRock Corporate High Yield Fund V, Inc.’s (HYV) (the “Trust”) investment objective is to provide shareholders with current income by investing primarily in a diversified portfolio of fixed income securities that are rated in the lower rating categories of the established rating services (BB or lower by S&P or Ba or lower by Moody’s) or in unrated securities considered by the Trust’s investment adviser to be of comparable quality. The Trust also seeks to provide shareholders with capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in domestic and foreign high yield debt instruments, including high yield bonds (commonly referred to as “junk” bonds) and high yield corporate loans which are below investment grade quality. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six months ended February 29, 2012, the Trust returned 16.85% based on market price and 11.05% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 13.38% based on market price and 10.05% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust delivered strong returns for the six-month period as risk assets rallied. High yield debt posted solid gains, outpacing government, emerging market and investment grade corporate sectors. Across the high yield credit spectrum, security selection in the mid- to higher-quality tiers boosted the Trust’s returns. Among sectors, security selection in the consumer service and non-captive diversified financials was rewarding. The Trust’s exposure to Delphi Automotive Plc stock received in connection with the company’s reorganization also added to performance.

•

Detracting from performance was the Trust’s tactical allocations to bank loans and investment grade credit, which underperformed relative to high yield debt in the risk asset rally. Exposure to select lower- and non-rated names in the high yield market hurt performance, as did security selection in the paper, metals & mining and non-cable media sectors.

Describe recent portfolio activity.

•

The period began with severe market volatility in reaction to headwinds from Europe’s debt crisis and a possible US government shut-down. However, the environment shifted in December when the European Central Bank announced a long-term refinancing operation. This liquidity program provided a much-needed short-term panacea for the financial markets and mitigated the risk of a collapse in the European banking system. Moreover, it was the catalyst for a positive turn in the valuation of risk assets.

•

Given these developments, the Trust maintained its higher-quality income- oriented bias, but started selectively adding back some risk in names with appealing risk-reward characteristics. Despite this modest shift to “risk-on,” the Trust continued to seek issuers with superior fundamentals (solid cash flows, earnings visibility and attractive downside protection), while generally remaining cautious of higher-beta credits (i.e., those with higher sensitivity to market volatility) and the more cyclical sectors.

Describe portfolio positioning at period end.

•

At period end, the Trust held 76% of its total portfolio in corporate bonds, 15% in floating rate loan interests (bank loans), with the remainder in common stocks, preferred stocks and other interests. The Trust’s largest sector exposures included non-cable media, wireless and independent energy, while its portfolio holdings reflected less emphasis on the more cyclical segments of the market such as gaming, building materials and technology. The Trust ended the period with economic leverage at 24% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

BlackRock Corporate High Yield Fund V, Inc.

Trust Information

Symbol on NYSE	HYV
Initial Offering Date	November 30, 2001
Yield on Closing Market Price as of February 29, 2012 ($12.88)[1]	8.01%
Current Monthly Distribution per Common Share[2]	$0.086
Current Annualized Distribution per Common Share[2]	$1.032
Economic Leverage as of February 29, 2012[3]	24%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$12.88	$11.55	11.52%	$13.05	$10.13
Net Asset Value	$12.41	$11.71	5.98%	$12.41	$10.91

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/29/12	8/31/11
Corporate Bonds	76%	79%
Floating Rate Loan Interests	15	13
Common Stocks	7	3
Preferred Stocks	2	2
Other Interests	—	3

Credit Quality Allocations[4]

	2/29/12	8/31/11
A	1%	—
BBB/Baa	7	7%
BB/Ba	38	34
B	43	45
CCC/Caa	10	11
D	—	1
Not Rated	1	2

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	7

Trust Summary as of February 29, 2012	BlackRock Corporate High Yield Fund VI, Inc.

Investment Objective

BlackRock Corporate High Yield Fund VI, Inc.’s (HYT) (the “Trust”) primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its assets in domestic and foreign high yield securities, including high yield bonds (commonly referred to as “junk” bonds), corporate loans, convertible debt securities and preferred securities which are below investment grade quality. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six months ended February 29, 2012, the Trust returned 16.21% based on market price and 10.55% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 13.38% based on market price and 10.05% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust delivered strong returns for the six-month period as risk assets rallied. High yield debt posted solid gains, outpacing government, emerging market and investment grade corporate sectors. Across the high yield credit spectrum, security selection in the mid- to higher-quality tiers boosted the Trust’s returns. Among sectors, security selection in the consumer service and non-captive diversified financials was rewarding. The Trust’s exposure to Delphi Automotive Plc stock received in connection with the company’s reorganization also added to performance.

•

Detracting from performance was the Trust’s tactical allocations to bank loans and investment grade credit, which underperformed relative to high yield debt in the risk asset rally. Exposure to select lower- and non-rated names in the high yield market hurt performance, as did security selection in the paper, metals & mining and non-cable media sectors.

Describe recent portfolio activity.

•

The period began with severe market volatility in reaction to headwinds from Europe’s debt crisis and a possible US government shut-down. However, the environment shifted in December when the European Central Bank announced a long-term refinancing operation. This liquidity program provided a much-needed short-term panacea for the financial markets and mitigated the risk of a collapse in the European banking system. Moreover, it was the catalyst for a positive turn in the valuation of risk assets.

•

Given these developments, the Trust maintained its higher-quality income-oriented bias, but started selectively adding back some risk in names with appealing risk-reward characteristics. Despite this modest shift to “risk-on,” the Trust continued to seek issuers with superior fundamentals (solid cash flows, earnings visibility and attractive downside protection), while generally remaining cautious of higher-beta credits (i.e., those with higher sensitivity to market volatility) and the more cyclical sectors.

Describe portfolio positioning at period end.

•

At period end, the Trust held 77% of its total portfolio in corporate bonds, 15% in floating rate loan interests (bank loans), with the remainder in common stocks, preferred stocks and other interests. The Trust’s largest sector exposures included non-cable media, wireless and independent energy, while its portfolio holdings reflected less emphasis on the more cyclical segments of the market such as gaming, building materials and technology. The Trust ended the period with economic leverage at 24% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

BlackRock Corporate High Yield Fund VI, Inc.

Trust Information

Symbol on NYSE	HYT
Initial Offering Date	May 30, 2003
Yield on Closing Market Price as of February 29, 2012 ($12.44)[1]	8.05%
Current Monthly Distribution per Common Share[2]	$0.0835
Current Annualized Distribution per Common Share[2]	$1.0020
Economic Leverage as of February 29, 2012[3]	24%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$12.44	$11.21	10.97%	$12.67	$ 9.95
Net Asset Value	$12.13	$11.49	5.57%	$12.13	$10.72

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/29/12	8/31/11
Corporate Bonds	77%	79%
Floating Rate Loan Interests	15	13
Common Stocks	6	3
Preferred Stocks	2	2
Other Interests	—	3

Credit Quality Allocations[4]

	2/29/12	8/31/11
A	1%	—
BBB/Baa	6	7%
BB/Ba	38	35
B	43	45
CCC/Caa	11	11
D	—	1
Not Rated	1	1

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	9

Trust Summary as of February 29, 2012	BlackRock High Income Shares

Investment Objective

BlackRock High Income Shares’ (HIS) (the “Trust”) primary investment objective is to provide the highest current income attainable consistent with reasonable risk as determined by the Trust’s investment adviser, through investment in a professionally managed, diversified portfolio of high yield, high risk fixed income securities (commonly referred to as “junk bonds”). The Trust’s secondary objective is to provide capital appreciation, but only when consistent with its primary objective. The Trust seeks to achieve its objectives by investing primarily in high yield, high risk debt instruments rated in the medium to lower categories by nationally recognized rating services (BBB or lower by S&P or Baa or lower by Moody’s) or non-rated securities, which, in the investment adviser’s opinion, are of comparable quality. Under normal market conditions, the average maturity of the Trust’s portfolio is between eight and twelve years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six months ended February 29, 2012, the Trust returned 16.70% based on market price and 8.54% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 13.38% based on market price and 10.05% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust delivered strong returns for the six-month period as risk assets rallied. High yield debt posted solid gains, outpacing government, emerging market and investment grade corporate sectors. Across the high yield credit spectrum, security selection in the higher-quality tiers boosted the Trust’s returns. Among sectors, security selection in the consumer service and non-captive diversified financials was rewarding. The Trust’s exposure to preferred stock also added to performance.

•

Detracting from performance was the Trust’s tactical allocations to bank loans and investment grade credit, which underperformed relative to high yield debt in the risk asset rally. Exposure to select mid-, lower- and non-rated names in the high yield market hurt performance, as did security selection in the paper, metals & mining and non-cable media sectors.

Describe recent portfolio activity.

•

The period began with severe market volatility in reaction to headwinds from Europe’s debt crisis and a possible US government shut-down. However, the environment shifted in December when the European Central Bank announced a long-term refinancing operation. This liquidity program provided a much-needed short-term panacea for the financial markets and mitigated the risk of a collapse in the European banking system. Moreover, it was the catalyst for a positive turn in the valuation of risk assets.

•

Given these developments, the Trust maintained its higher-quality income- oriented bias, but started selectively adding back some risk in names with appealing risk-reward characteristics. Despite this modest shift to “risk-on,” the Trust continued to seek issuers with superior fundamentals (solid cash flows, earnings visibility and attractive downside protection), while generally remaining cautious of higher-beta credits (i.e., those with higher sensitivity to market volatility) and the more cyclical sectors.

Describe portfolio positioning at period end.

•

At period end, the Trust held 81% of its total portfolio in corporate bonds, 16% in floating rate loan interests (bank loans), with the remainder in preferred securities and common stocks. The Trust’s largest sector exposures included non-cable media, wireless and independent energy, while its portfolio holdings reflected less emphasis on the more cyclical segments of the market such as gaming, building materials and technology. The Trust ended the period with economic leverage at 19% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

BlackRock High Income Shares

Trust Information

Symbol on NYSE	HIS
Initial Offering Date	August 10, 1988
Yield on Closing Market Price as of February 29, 2012 ($2.32)[1]	7.34%
Current Monthly Distribution per Common Share[2]	$0.0142
Current Annualized Distribution per Common Share[2]	$0.1704
Economic Leverage as of February 29, 2012[3]	19%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$2.32	$2.10	10.48%	$2.35	$1.81
Net Asset Value	$2.24	$2.18	2.75%	$2.24	$2.04

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/29/12	8/31/11
Corporate Bonds	81%	83%
Floating Rate Loan Interests	16	14
Preferred Securities	2	2
Common Stocks	1	1

Credit Quality Allocations[4]

	2/29/12	8/31/11
A	1%	—
BBB/Baa	7	7%
BB/Ba	38	34
B	41	45
CCC/Caa	12	12
D	—	1
Not Rated	1	1

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	11

Trust Summary as of February 29, 2012	BlackRock High Yield Trust

Investment Objective

BlackRock High Yield Trust’s (BHY) (the “Trust”) primary investment objective is to provide high current income. The Trust’s secondary investment objective is to provide capital appreciation. The Trust seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its assets in high-risk, high yield bonds and other such securities, such as preferred stocks, which are rated below investment grade. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six months ended February 29, 2012, the Trust returned 13.56% based on market price and 10.07% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 13.38% based on market price and 10.05% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust delivered strong returns for the six-month period as risk assets rallied. High yield debt posted solid gains, outpacing government, emerging market and investment grade corporate sectors. Across the high yield credit spectrum, security selection in the higher-quality tiers and among non-rated investments boosted the Trust’s returns. Among sectors, security selection in the consumer service and non-captive diversified financials was rewarding. The Trust’s exposure to Delphi Automotive Plc stock received in connection with the company’s reorganization also added to performance.

•

Detracting from performance was the Trust’s tactical allocations to bank loans and investment grade credit, which underperformed relative to high yield debt in the risk asset rally. Exposure to select lower-rated names in the high yield market hurt performance, as did security selection in the paper and non-cable media sectors.

Describe recent portfolio activity.

•

The period began with severe market volatility in reaction to headwinds from Europe’s debt crisis and a possible US government shut-down. However, the environment shifted in December when the European Central Bank announced a long-term refinancing operation. This liquidity program provided a much-needed short-term panacea for the financial markets and mitigated the risk of a collapse in the European banking system. Moreover, it was the catalyst for a positive turn in the valuation of risk assets.

•

Given these developments, the Trust maintained its higher-quality income- oriented bias, but started selectively adding back some risk in names with appealing risk-reward characteristics. Despite this modest shift to “risk-on,” the Trust continued to seek issuers with superior fundamentals (solid cash flows, earnings visibility and attractive downside protection), while generally remaining cautious of higher-beta credits (i.e., those with higher sensitivity to market volatility) and the more cyclical sectors.

Describe portfolio positioning at period end.

•

At period end, the Trust held 79% of its total portfolio in corporate bonds, 16% in floating rate loan interests (bank loans), with the remainder in common stocks and other interests. The Trust’s largest sector exposures included non-cable media, wireless and independent energy, while its portfolio holdings reflected less emphasis on the more cyclical segments of the market such as banking, building materials and technology. The Trust ended the period with economic leverage at 21% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

BlackRock High Yield Trust

Trust Information
Symbol on NYSE	BHY
Initial Offering Date	December 23, 1998
Yield on Closing Market Price as of February 29, 2012 ($7.21)[1]	7.24%
Current Monthly Distribution per Common Share[2]	$0.0435
Current Annualized Distribution per Common Share[2]	$0.5220
Economic Leverage as of February 29, 2012[3]	21%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$7.21	$6.60	9.24%	$7.25	$5.92
Net Asset Value	$7.19	$6.79	5.89%	$7.19	$6.36

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/29/12	8/31/11
Corporate Bonds	79%	82%
Floating Rate Loan Interests	16	15
Common Stocks	3	—
Preferred Securities	2	1
Other Interests	—	2

Credit Quality Allocations[4]

	2/29/12	8/31/11
A	1%	—
BBB/Baa	6	8%
BB/Ba	40	35
B	42	46
CCC/Caa	9	9
D	—	1
Not Rated	2	1

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	13

Trust Summary as of February 29, 2012	BlackRock Income Opportunity Trust, Inc.

Investment Objective

BlackRock Income Opportunity Trust, Inc.’s (BNA) (the “Trust”) investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing at least 75% of its assets in bonds that are investment grade quality at the time of investment. The Trust’s investments will include a broad range of bonds, including corporate bonds, US government and agency securities and mortgage-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six months ended February 29, 2012, the Trust returned 12.86% based on market price and 8.48% based on NAV. For the same period, the closed-end Lipper Corporate Debt Funds BBB-Rated category posted an average return of 8.84% based on market price and 5.79% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

Spread sectors outperformed government-related debt for the six-month period as improving US economic fundamentals and accommodative monetary policy provided a backdrop conducive for credit spread compression. As a result, the Trust benefited from its allocations to investment grade credit and high yield corporate credit. Within corporate credit, relative value trading in industrials was additive to performance. The Trust also benefited from exposure to commercial mortgage-backed securities (“CMBS”), which outperformed most other securitized debt sectors. Finally, the Trust’s duration stance (sensitivity to interest rate movements) contributed to returns as rates generally moved lower throughout the period.

•

The Trust actively traded exposure to financials within investment grade credit. Although these positions performed well toward period end, the overall effect was a drag on performance as European sovereign debt fear caused weakness in US financial names.

Describe recent portfolio activity.

•

During the period, the Trust reduced its allocation to investment grade securities in the banking industry while increasing exposure to companies with strong cash flow and high earnings visibility in the energy and telecommunications space. Toward period end, the Trust increased its portfolio duration, primarily by adding exposure to US Treasury bonds.

Describe portfolio positioning at period end.

•

At period end, the Trust maintained a diversified exposure to non-government spread sectors, including investment grade credit, high yield corporate credit, CMBS, asset-backed securities and non-agency residential mortgage-backed securities (“MBS”). The Trust also held allocations to government-related sectors such as US Treasuries, agency debt and agency MBS. The Trust ended the reporting period with a long duration profile.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

BlackRock Income Opportunity Trust, Inc.

Trust Information

Symbol on NYSE	BNA
Initial Offering Date	December 20, 1991
Yield on Closing Market Price as of February 29, 2012 ($10.78)[1]	5.90%
Current Monthly Distribution per Common Share[2]	$0.053
Current Annualized Distribution per Common Share[2]	$0.636
Economic Leverage as of February 29, 2012[3]	30%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$10.78	$ 9.85	9.44%	$10.81	$ 9.66
Net Asset Value	$11.33	$10.77	5.20%	$11.37	$10.68

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond and US Government securities:

Portfolio Composition

	2/29/12	8/31/11
Corporate Bonds	52%	52%
US Treasury Obligations	24	16
Non-Agency Mortgage-Backed Securities	10	12
US Government Sponsored Agency Securities	5	13
Asset-Backed Securities	4	4
Foreign Agency Obligations	2	1
Taxable Municipal Bonds	2	1
Preferred Securities	1	1

Credit Quality Allocations[4]

	2/29/12	8/31/11
AAA/Aaa[5]	40%	40%
AA/Aa	5	7
A	17	19
BBB/Baa	18	16
BB/Ba	8	7
B	9	9
CCC/Caa	2	2
Not Rated	1	—

[4]	Using the higher of S&P’s or Moody’s ratings.

[5]	Includes US Government Sponsored Agency Securities, which were deemed AAA/Aaa by the investment advisor.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	15

Trust Summary as of February 29, 2012	BlackRock Income Trust, Inc.

Investment Objective

BlackRock Income Trust, Inc.’s (BKT) (the “Trust”) investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income. The Trust seeks to achieve its investment objective by investing at least 65% of its assets in mortgage-backed securities. The Trust invests at least 80% of its assets in securities that are (i) issued or guaranteed by the US government or one of its agencies or instrumentalities or (ii) rated at the time of investment either AAA by S&P or Aaa by Moody’s. Securities issued or guaranteed by the US government or its agencies or instrumentalities are generally considered to be of the same or higher credit or quality as privately issued securities rated AAA or Aaa. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six months ended February 29, 2012, the Trust returned 8.48% based on market price and 3.29% based on NAV. For the same period, the closed-end Lipper US Mortgage Funds category posted an average return of 5.62% based on market price and 4.03% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The agency mortgage-backed securities (“MBS”) sector exhibited elevated volatility during the period as debt problems in Europe weighed on market sentiment and the future of government policy on mortgage pre-payment remained uncertain. While these headwinds challenged the sector, the US Federal Reserve’s MBS purchase program provided support, and agency MBS outperformed US Treasuries for the period. Given these market conditions, the Trust benefited from increasing its allocation to pre-payment-sensitive agency MBS during the fourth quarter of 2011 after spreads widened in the space due to increased policy risk. These purchases were focused on securities where the impact of the potential policy changes would be limited while their spread widening was commensurate with the rest of the sector. These holdings were significant contributors to the Trust’s performance as they generated strong returns in the first two months of 2012.

•

Detracting slightly from performance were the Trust’s interest rate hedges designed to protect the portfolio from market volatility. The Trust uses interest rate derivatives including futures, options, swaps and swaptions, mainly for the purpose of managing duration, convexity and yield curve positioning. During the period, the Trust held short positions in US Treasury futures in order to reduce the overall duration profile of the portfolio. These positions served as a drag on performance as the US Treasury market broadly advanced during the period.

Describe recent portfolio activity.

•

The Trust increased its allocation to agency MBS in the fourth quarter of 2011, as discussed above. Near the end of the period, the Trust took profits on these holdings. The sales were mainly among the lower-coupon securities, where the potential for their extension was greatest. The Trust maintained a strong level of yield by increasing exposure to pre-payment-sensitive securities. The Trust also maintained a limited exposure to commercial mortgage-backed securities (“CMBS”), which performed well later in the period. The Trust slightly reduced its small allocation to non-agency MBS.

Describe portfolio positioning at period end.

•

The backdrop for agency MBS appears constructive given the impact of the Federal Reserve’s mortgage reinvestment program in curtailing net supply along with the pending conclusion of the US Treasury portfolio liquidation, subdued mortgage refinance and purchase activity, and the sector’s attractive yields relative to other high-quality asset classes in a low interest rate environment. However, the extension potential for lower-coupon agency MBS remains high and, therefore, the Trust maintains a cautious stance. The Trust maintains exposure to high-quality agency MBS with varying maturities and coupon rates. The Trust also holds small allocations to non-agency MBS and CMBS. The Trust ended the reporting period with a slightly short duration profile.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

16	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

BlackRock Income Trust, Inc.

Trust Information

Symbol on NYSE	BKT
Initial Offering Date	July 22, 1988
Yield on Closing Market Price as of February 29, 2012 ($7.55)[1]	6.44%
Current Monthly Distribution per Common Share[2]	$0.0405
Current Annualized Distribution per Common Share[2]	$0.4860
Economic Leverage as of February 29, 2012[3]	24%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see the Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$7.55	$7.18	5.15%	$7.58	$7.00
Net Asset Value	$7.97	$7.96	0.13%	$8.12	$7.95

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

	2/29/12	8/31/11
US Government Sponsored Agency Securities	82%	84%
US Treasury Obligations	15	12
Non-Agency Mortgage-Backed Securities	2	3
Asset-Backed Securities	1	1

Credit Quality Allocations[4]

	2/29/12	8/31/11
AAA/Aaa[5]	100%	100%

[4]	Using the higher of S&P’s or Moody’s ratings.

[5]	Includes US Government Sponsored Agency Securities, which were deemed AAA/Aaa by the investment advisor.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	17

Trust Summary as of February 29, 2012	BlackRock Strategic Bond Trust

Investment Objective

BlackRock Strategic Bond Trust’s (BHD) (the “Trust”) investment objective is to provide total return through high current income and capital appreciation. The Trust seeks to achieve its investment objective by investing primarily in a diversified portfolio of fixed income securities including corporate bonds, US government and agency securities, mortgage-related and asset-backed securities and other types of fixed income securities. The Trust invests, under normal market conditions, a significant portion of its assets in corporate fixed income securities that are below investment grade quality, including high-risk, high yield bonds (commonly referred to as “junk” bonds) and other such securities, such as preferred stocks. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six months ended February 29, 2012, the Trust returned 12.07% based on market price and 10.13% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 13.38% based on market price and 10.05% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

Security selection among higher-quality credit instruments had a positive impact on the Trust’s performance. While the surge in risk assets benefited overall performance, the Trust’s tactical exposure to equity securities was particularly helpful as equities outperformed high yield bonds, bank loans and investment grade credits amid improving investor demand for riskier assets over the six-month period.

•

The Trust differs from its Lipper category competitors,which invest primarily in high yield bonds, in that the Trust also invests in floating rate loan interests (bank loans) and investment grade credits. While the Trust’s allocations to bank loans and investment grade credit did not detract from performance on an absolute basis, these asset classes underperformed high yield bonds for the period.

Describe recent portfolio activity.

•

In the early part of the period, as the outlook for global growth worsened and the potential for further spreading of the ongoing debt crisis in Europe increased, the Trust shifted its positioning to a more conservative posture. Specifically, the Trust reduced positions in the more cyclical credits and increased exposure to market sectors with more stable cash flows.

•

However, the environment shifted in December when the European Central Bank announced a long-term refinancing operation. This liquidity program provided a much-needed short-term panacea for the financial markets and mitigated the risk of a collapse in the European banking system. Moreover, it was the catalyst for a positive turn in the valuation of risk assets. Given these developments, the Trust maintained its higher-quality income-oriented bias, but started selectively adding back some risk in names with appealing risk-reward characteristics. Despite this modest shift to “risk-on,” the Trust continued to seek issuers with superior fundamentals while avoiding higher-beta credits (i.e., those with higher sensitivity to market volatility) and the more economically sensitive areas of the market.

Describe portfolio positioning at period end.

•

At period end, the Trust held 82% of its total portfolio in corporate bonds, 14% in floating rate loan interests (bank loans), with the remainder in other interests, preferred securities and US Treasury Obligations. The Trust’s largest sector exposures included non-cable media, independent energy and wireless. The Trust ended the period with economic leverage at 20% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

18	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

BlackRock Strategic Bond Trust

Trust Information

Symbol on NYSE	BHD
Initial Offering Date	February 26, 2002
Yield on Closing Market Price as of February 29, 2012 ($13.87)[1]	7.31%
Current Monthly Distribution per Common Share[2]	$0.0845
Current Annualized Distribution per Common Share[2]	$1.0140
Economic Leverage as of February 29, 2012[3]	20%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 20.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$13.87	$12.93	7.27%	$13.88	$11.86
Net Asset Value	$14.21	$13.48	5.42%	$14.21	$12.72

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond securities:

Portfolio Composition
	2/29/12	8/31/11
Corporate Bonds	82%	85%
Floating Rate Loan Interests	14	12
Other Interests	2	2
Preferred Securities	1	1
US Treasury Obligations	1	—

Credit Quality Allocations[4]
	2/29/12	8/31/11
AA/Aa	2%	3%
A	13	13
BBB/Baa	17	16
BB/Ba	33	26
B	29	34
CCC/Caa	5	6
D	—	1
Not Rated	1	1

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	19

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

The Trusts may utilize leverage by borrowing through a credit facility or through entering into reverse repurchase agreements and treasury roll transactions. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Trusts had not used leverage.

To illustrate these concepts, assume a Trust’s capitalization is $100 million and it borrows for an additional $30 million, creating a total value of $130 million available for investment in long-term securities. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays borrowing costs and interest expense on the $30 million of borrowings based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with assets received from the borrowings earn income based on long-term interest rates. In this case, the borrowing costs and interest expense of the borrowings is significantly lower than the income earned on the Trust’s long-term investments, and therefore the Trust’s shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the Trust pays higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trusts’ borrowings does not fluctuate in relation to interest rates.

As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively in addition to the impact on Trust performance from leverage from borrowings discussed above.

The use of leverage may enhance opportunities for increased income to the Trusts, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Trust’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by Shareholders and may reduce income.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trusts are permitted to issue senior securities representing indebtedness up to 33 1/3% of their total managed assets (each Trust’s net assets plus the proceeds of any outstanding borrowings). If the Trusts segregate liquid assets having a value not less than the repurchase price (including accrued interest), a reverse repurchase agreement will not be considered a senior security and therefore will not be subject to this limitation. In addition, each Trust voluntarily limits its aggregate economic leverage to 50% of its managed assets. As of February 29, 2012, the Trusts had aggregate economic leverage from reverse repurchase agreements, treasury roll transactions and/or borrowings through a credit facility as a percentage of their total managed assets as follows:

Percent of Economic Leverage
BHK	29%
HYV	24%
HYT	24%
HIS	19%
BHY	21%
BNA	30%
BKT	24%
BHD	20%

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, options and swaps as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate, foreign currency exchange rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment, may result in lower dividends paid to shareholders or may cause a Trust to hold an investment that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 6.1%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	808	$814,447
AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)		630	624,706
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	409,022
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17		210	209,783
Series 2012-1, Class C, 2.20%, 10/16/17		125	124,845
Series 2012-1, Class D, 3.09%, 8/15/18		155	154,815
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,118,781
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.39%, 1/25/37 (b)		1,153	793,063
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,980	1,984,470
DT Auto Owner Trust (a):
Series 2011-2A, Class C, 3.05%, 2/16/16		1,500	1,498,858
Series 2011-3A, Class C, 4.03%, 2/15/17		255	257,829
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.15%, 1/15/16 (b)		180	180,002
Series 2012-1, Class C, 1.75%, 1/15/16 (b)		475	475,004
Series 2012-1, Class D, 2.35%, 1/15/16 (b)		445	445,003
Series 2012-2, Class B, 2.32%, 1/15/19		245	245,023
Series 2012-2, Class C, 2.86%, 1/15/19		105	104,921
Series 2012-2, Class D, 3.51%, 1/15/19		200	199,843
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	234	314,378
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.35%, 7/25/37 (b)	USD	120	117,302
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.60%, 8/23/27		525	488,049
Series 2008-3, Class A4, 2.14%, 11/25/24		615	634,037
PFS Financing Corp., Series 2012-AA, Class A, 1.46%, 2/15/16 (a)(b)		480	480,000
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		596	596,319
Series 2011-S1A, Class C, 2.01%, 8/15/16		437	432,086
Series 2011-S1A, Class D, 3.15%, 8/15/16		452	451,249
Series 2011-WO, Class C, 3.19%, 10/15/15		580	579,242
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		860	863,669
Series 2010-2, Class C, 3.89%, 7/17/17		1,010	1,021,202
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		700	704,040
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		740	735,407
Series 2011-1, Class D, 4.01%, 2/15/17		940	944,687
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		357	354,894
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		388	384,887
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		919	919,399
Series 2012-1, Class B, 2.72%, 5/16/16		240	240,290
Series 2012-1, Class C, 3.78%, 11/15/17		325	325,521

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (concluded)
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.75%, 6/15/21 (b)	USD	213	$204,187
Series 2008-5, Class A3, 1.86%, 1/25/18 (b)		515	523,075
Series 2008-5, Class A4, 2.26%, 7/25/23 (b)		615	629,850
Series 2012-A, Class A1, 1.66%, 8/15/25 (a)(b)		380	380,085
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		345	345,338
Small Business Administration, Class 1:
Series 2003-P10B, 5.14%, 8/10/13		262	273,767
Series 2004-P10B, 4.75%, 8/10/14		174	184,522
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		1,406	1,283,799
			24,051,696
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		4,107	318,310
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		6,359	492,822
			811,132
Total Asset-Backed Securities — 6.3%			24,862,828

Common Stocks (c) — 0.0%	Shares
Software — 0.0%
Bankruptcy Management Solutions, Inc.	135	3

Corporate Bonds	Par (000)
Aerospace & Defense — 0.6%
United Technologies Corp.:
4.88%, 5/01/15	USD	1,125	1,263,058
6.13%, 7/15/38		700	929,554
			2,192,612
Airlines — 0.3%
Continental Airlines, Inc., Series 2010-1, Class B, 6.00%, 7/12/20		672	651,508
United Air Lines, Inc., 12.75%, 7/15/12		334	345,594
			997,102
Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		265	284,247
Beverages — 0.1%
Crown European Holdings SA, 7.13%, 8/15/18 (a)	EUR	355	506,665
Building Products — 0.1%
Momentive Performance Materials, Inc., 11.50%, 12/01/16	USD	510	428,400

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FKA	Formerly Known As
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NZD	New Zealand Dollar
PHP	Philippine Peso
RB	Revenue Bonds
SGD	Singapore Dollar
SPDR	Standard and Poor’s Depositary Receipts
USD	US Dollar

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Capital Markets — 5.6%
American Capital Ltd., 8.96%, 12/31/13 (d)	USD	720	$733,349
CDP Financial, Inc., 5.60%, 11/25/39 (a)		2,935	3,549,838
Credit Suisse AG:
2.60%, 5/27/16 (a)		570	583,207
5.40%, 1/14/20		1,565	1,572,146
E*Trade Financial Corp., 12.50%, 11/30/17		1,570	1,829,050
Goldman Sachs Group, Inc.:
5.38%, 3/15/20		1,220	1,250,169
5.25%, 7/27/21		3,165	3,170,171
5.75%, 1/24/22		3,450	3,601,248
Morgan Stanley:
3.01%, 5/14/13 (b)		1,890	1,892,682
4.20%, 11/20/14		490	491,830
4.00%, 7/24/15		410	410,372
6.25%, 8/28/17		1,930	2,023,202
5.63%, 9/23/19		630	629,901
5.50%, 7/28/21		360	356,676
			22,093,841
Chemicals — 0.5%
American Pacific Corp., 9.00%, 2/01/15		250	243,750
The Dow Chemical Co., 4.13%, 11/15/21		350	372,474
Ineos Finance Plc, 8.38%, 2/15/19 (a)		265	281,562
Lyondell Chemical Co., 11.00%, 5/01/18		680	745,450
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		240	263,400
			1,906,636
Commercial Banks — 5.4%
CIT Group, Inc. (a):
7.00%, 5/02/16		110	110,138
7.00%, 5/02/17		1,035	1,036,294
DEPFA ACS Bank, 5.13%, 3/16/37 (a)		3,775	2,638,178
Discover Bank, 8.70%, 11/18/19		250	300,923
DnB NOR Boligkreditt (a):
2.10%, 10/14/16		4,020	4,062,712
2.90%, 3/29/17		2,600	2,694,936
Eksportfinans ASA, 5.50%, 6/26/17		950	911,884
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (a)		1,400	1,393,000
HSBC Bank Plc, 3.10%, 5/24/16 (a)		700	716,034
HSBC Holdings Plc, 6.10%, 1/14/42		305	363,539
Sparebanken 1 Boligkreditt (a):
1.25%, 10/25/14		1,580	1,581,657
2.63%, 5/27/17		1,675	1,714,687
Wachovia Corp., 5.25%, 8/01/14		3,425	3,697,606
			21,221,588
Commercial Services & Supplies — 0.1%
ARAMARK Corp., 8.50%, 2/01/15		18	18,473
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		136	141,702
Mobile Mini, Inc., 7.88%, 12/01/20		320	336,000
			496,175
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	150	204,881
Construction Materials — 0.0%
Lafarge SA, 7.13%, 7/15/36	USD	135	124,670
Consumer Finance — 0.6%
Ford Motor Credit Co. LLC:
7.80%, 6/01/12		340	344,191
5.88%, 8/02/21		270	301,313
SLM Corp.:
6.25%, 1/25/16		661	690,745
Series A, 0.86%, 1/27/14 (b)		550	523,388
Toll Brothers Finance Corp., 5.88%, 2/15/22		345	357,846
			2,217,483

Corporate Bonds	Par (000)		Value
Containers & Packaging — 0.6%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	425	$597,370
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		725	1,033,531
7.75%, 11/15/19		410	588,577
			2,219,478
Diversified Financial Services — 7.3%
Ally Financial, Inc.:
8.30%, 2/12/15	USD	1,500	1,657,500
6.25%, 12/01/17		160	165,379
8.00%, 3/15/20		560	634,200
Capital One Financial Corp., 4.75%, 7/15/21		960	1,012,109
Citigroup, Inc.:
5.00%, 9/15/14		285	296,700
4.59%, 12/15/15		6,390	6,768,141
General Electric Capital Corp.:
2.13%, 12/21/12 (e)		515	522,987
6.15%, 8/07/37 (e)		4,150	4,682,055
6.88%, 1/10/39		135	166,638
JPMorgan Chase & Co.:
3.70%, 1/20/15 (e)		3,425	3,636,209
6.30%, 4/23/19		2,000	2,351,116
4.50%, 1/24/22		750	796,909
Series BKNT, 6.00%, 10/01/17		2,050	2,300,188
Reynolds Group Issuer, Inc. (a):
7.75%, 10/15/16	EUR	550	778,563
7.88%, 8/15/19	USD	660	722,700
6.88%, 2/15/21		1,215	1,287,900
WMG Acquisition Corp. (a):
9.50%, 6/15/16		160	176,800
11.50%, 10/01/18		785	834,062
			28,790,156
Diversified Telecommunication Services — 2.9%
Level 3 Financing, Inc. (a):
8.13%, 7/01/19		698	731,155
8.63%, 7/15/20		740	789,950
Qwest Communications International, Inc., 7.50%, 2/15/14		1,200	1,204,200
Telecom Italia Capital SA:
4.95%, 9/30/14		1,075	1,084,406
6.00%, 9/30/34		1,550	1,290,375
Verizon Communications, Inc.:
3.50%, 11/01/21		500	523,076
6.40%, 2/15/38		3,483	4,364,011
8.95%, 3/01/39		900	1,426,869
Windstream Corp., 7.88%, 11/01/17		40	45,100
			11,459,142
Electric Utilities — 5.7%
Alabama Power Co.:
3.95%, 6/01/21		460	499,779
6.00%, 3/01/39		1,275	1,647,876
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	161,070
5.95%, 12/15/36		217	238,477
Constellation Energy Group, Inc., 7.60%, 4/01/32		200	267,491
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	399,949
6.00%, 1/15/38		825	1,084,208
4.25%, 12/15/41		375	395,793
E.ON International Finance BV, 6.65%, 4/30/38 (a)		1,525	1,997,058
EDF SA, 5.60%, 1/27/40 (a)		1,400	1,490,042
Florida Power Corp.:
6.35%, 9/15/37		1,325	1,785,846
6.40%, 6/15/38		430	585,411
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	310,546

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Ohio Power Co., Series D, 6.60%, 3/01/33	USD	1,500	$1,893,546
PacifiCorp., 6.25%, 10/15/37		575	762,992
Public Service Co. of Colorado, 6.25%, 9/01/37		1,200	1,614,450
Southern California Edison Co.:
5.63%, 2/01/36		625	782,376
Series 08-A, 5.95%, 2/01/38		1,075	1,414,934
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,350	1,680,796
The Toledo Edison Co., 6.15%, 5/15/37	USD	350	413,908
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		250	264,907
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37		2,000	2,581,362
			22,272,817
Energy Equipment & Services — 2.8%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)(e)		565	565,000
Ensco Plc:
3.25%, 3/15/16		160	166,976
4.70%, 3/15/21		1,745	1,910,543
Frac Tech Services LLC, 7.63%, 11/15/18 (a)		1,110	1,184,925
Noble Holding International Ltd., 5.25%, 3/15/42		350	370,145
Peabody Energy Corp., 6.25%, 11/15/21 (a)		3,845	4,027,637
Pride International, Inc., 6.88%, 8/15/20		230	280,173
Transocean, Inc.:
5.05%, 12/15/16		850	929,948
6.50%, 11/15/20		350	408,186
6.38%, 12/15/21		840	991,326
			10,834,859
Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		1,900	2,585,685
6.20%, 4/15/38 (e)		850	1,120,925
			3,706,610
Food Products — 1.0%
Darling International, Inc., 8.50%, 12/15/18		335	376,875
Kraft Foods, Inc., 5.38%, 2/10/20		3,000	3,497,868
			3,874,743
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp., 6.25%, 11/15/15		1,251	1,390,957
DJO Finance LLC:
10.88%, 11/15/14		810	824,175
7.75%, 4/15/18		735	632,100
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (a)		152	168,340
Teleflex, Inc., 6.88%, 6/01/19		385	414,837
			3,430,409
Health Care Providers & Services — 2.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		175	178,937
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	682,837
HCA, Inc.:
6.50%, 2/15/20	USD	2,115	2,268,337
7.88%, 2/15/20		135	148,838
Health Management Associates, Inc., 7.38%, 1/15/20 (a)		850	886,125
IASIS Healthcare LLC, 8.38%, 5/15/19		1,000	955,000
INC Research LLC, 11.50%, 7/15/19 (a)		545	523,200
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		155	141,050
Omnicare, Inc., 7.75%, 6/01/20		805	896,569
Symbion, Inc., 8.00%, 6/15/16		455	439,075
Tenet Healthcare Corp.:
10.00%, 5/01/18		200	233,000
8.88%, 7/01/19		1,150	1,311,000
UnitedHealth Group, Inc., 3.38%, 11/15/21		160	168,580
			8,832,548

Corporate Bonds	Par (000)		Value
Health Care Technology — 0.8%
Amgen, Inc.:
3.88%, 11/15/21	USD	1,500	$1,558,739
6.40%, 2/01/39		750	896,546
5.15%, 11/15/41		750	784,909
			3,240,194
Hotels, Restaurants & Leisure — 0.6%
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)		180	171,450
MGM Resorts International, 11.13%, 11/15/17		265	301,438
Punch Taverns Finance B Ltd., Series A7, 4.77%, 6/30/33	GBP	1,721	1,964,615
			2,437,503
Household Durables — 0.9%
Beazer Homes USA, Inc., 12.00%, 10/15/17	USD	1,050	1,144,500
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,412,375
			3,556,875
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	232,886
Independent Power Producers & Energy Traders — 0.6%
Energy Future Holdings Corp., 10.00%, 1/15/20	USD	1,425	1,540,781
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		742	805,998
			2,346,779
Industrial Conglomerates — 0.7%
Sequa Corp. (a):
11.75%, 12/01/15		690	733,125
13.50%, 12/01/15		1,940	2,071,368
			2,804,493
Insurance — 2.5%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	500	633,705
American International Group, Inc., 5.45%, 5/18/17	USD	800	850,281
AXA SA, 5.25%, 4/16/40 (b)	EUR	250	279,985
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)	USD	478	514,447
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)		820	804,094
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		345	368,167
Hartford Life Global Funding Trusts, 0.73%, 6/16/14 (b)		425	402,955
Lincoln National Corp., 6.25%, 2/15/20		630	722,091
Manulife Financial Corp., 3.40%, 9/17/15		1,630	1,696,700
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)		775	836,546
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	303,450
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	270,465
Prudential Financial, Inc.:
7.38%, 6/15/19	USD	250	309,444
5.38%, 6/21/20		250	282,002
4.50%, 11/15/20		450	479,050
5.70%, 12/14/36		675	728,359
Series D, 5.90%, 3/17/36		500	549,010
			10,030,751
IT Services — 0.8%
First Data Corp. (a):
7.38%, 6/15/19		205	207,306
8.25%, 1/15/21		80	77,400
SunGard Data Systems, Inc.:
7.38%, 11/15/18		1,080	1,161,000
7.63%, 11/15/20		1,730	1,868,400
			3,314,106

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	23

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Machinery — 0.5%
Joy Global, Inc., 5.13%, 10/15/21	USD	225	$247,153
Navistar International Corp.:
3.00%, 10/15/14 (f)		518	583,397
8.25%, 11/01/21		14	15,312
UR Financing Escrow Corp. (a)(g):
5.75%, 7/15/18		194	199,335
7.38%, 5/15/20		495	507,994
7.63%, 4/15/22		452	467,820
			2,021,011
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)		1,050	1,128,750
Media — 8.7%
Affinion Group, Inc., 7.88%, 12/15/18		1,045	935,275
AMC Networks, Inc., 7.75%, 7/15/21 (a)		320	356,800
CBS Corp.:
4.63%, 5/15/18		810	874,123
8.88%, 5/15/19		325	433,344
5.75%, 4/15/20		250	287,944
CCH II LLC, 13.50%, 11/30/16		2,300	2,645,432
Clear Channel Communications, Inc., 9.00%, 3/01/21		680	625,600
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17		2,172	2,389,200
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		600	887,318
Comcast Corp., 6.45%, 3/15/37		790	986,479
Cox Communications, Inc., 8.38%, 3/01/39 (a)		905	1,279,889
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		963	977,628
Loan Close 3, 4.00%, 8/15/18		1,102	1,117,709
Shares Loan, 4.00%, 8/15/18		1,136	1,152,751
DIRECTV Holdings LLC, 6.38%, 3/01/41		260	312,960
Gray Television, Inc., 10.50%, 6/29/15		1,055	1,114,344
Intelsat Luxembourg SA:
11.25%, 6/15/16		450	475,875
11.25%, 2/04/17		520	536,250
11.50%, 2/04/17 (h)		415	427,450
Interactive Data Corp., 10.25%, 8/01/18		1,330	1,499,575
NBC Universal Media LLC:
5.15%, 4/30/20		1,983	2,292,812
4.38%, 4/01/21		1,015	1,111,845
The New York Times Co., 6.63%, 12/15/16		1,800	1,876,500
News America, Inc.:
4.50%, 2/15/21		40	43,122
7.63%, 11/30/28		385	460,393
TCI Communications, Inc., 7.88%, 2/15/26		610	804,450
Time Warner Cable, Inc.:
7.30%, 7/01/38		930	1,195,128
5.88%, 11/15/40		465	528,001
5.50%, 9/01/41		920	1,012,976
Time Warner, Inc.:
4.70%, 1/15/21		350	390,302
6.10%, 7/15/40		215	254,966
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (a)		2,370	2,571,450
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		525	572,250
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	1,135	1,568,866
			33,999,007

Corporate Bonds	Par (000)		Value
Metals & Mining — 3.5%
Alcoa, Inc., 5.40%, 4/15/21	USD	1,450	$1,509,501
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		245	252,252
Barrick Gold Corp., 2.90%, 5/30/16		1,690	1,781,390
Barrick North America Finance LLC, 4.40%, 5/30/21		15	16,508
Cliffs Natural Resources, Inc., 4.80%, 10/01/20		240	253,865
Falconbridge Ltd., 6.20%, 6/15/35		1,250	1,309,683
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22		540	537,419
New World Resources NV, 7.88%, 5/01/18	EUR	215	290,741
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)	USD	475	487,131
Novelis, Inc., 8.75%, 12/15/20		4,120	4,593,800
Teck Resources Ltd., 5.38%, 10/01/15		2,359	2,631,266
			13,663,556
Multiline Retail — 0.4%
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		800	920,615
7.45%, 7/15/17		581	713,135
			1,633,750
Oil, Gas & Consumable Fuels — 8.5%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		1,916	2,218,197
6.38%, 9/15/17		1,824	2,189,387
Bill Barrett Corp., 9.88%, 7/15/16		40	44,200
BP Capital Markets Plc, 3.13%, 10/01/15		330	353,344
Burlington Resources Finance Co., 7.40%, 12/01/31		875	1,191,593
Cenovus Energy, Inc., 6.75%, 11/15/39		750	1,022,706
Chesapeake Midstream Partners LP, 6.13%, 7/15/22 (a)		400	414,000
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		535	669,913
Crosstex Energy LP, 8.88%, 2/15/18		130	141,050
Devon Energy Corp., 7.95%, 4/15/32		625	910,312
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		240	267,419
EnCana Corp.:
6.50%, 8/15/34		670	757,430
6.63%, 8/15/37		700	819,783
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		540	598,050
Enterprise Products Operating LLC:
6.13%, 10/15/39		700	835,938
Series L, 6.30%, 9/15/17		575	679,820
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		505	611,284
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,300	1,547,482
6.55%, 9/15/40		110	126,146
6.38%, 3/01/41		150	170,532
Linn Energy LLC, 6.25%, 11/01/19 (a)		590	589,263
Marathon Petroleum Corp., 6.50%, 3/01/41		997	1,126,789
MidAmerican Energy Co., 5.80%, 10/15/36		700	848,567
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		800	969,312
6.50%, 9/15/37		1,900	2,462,212
Nexen, Inc., 7.50%, 7/30/39		1,000	1,284,406
Niska Gas Storage US LLC, 8.88%, 3/15/18		305	292,800
Petrobras International Finance Co.:
3.88%, 1/27/16		1,340	1,397,553
5.75%, 1/20/20		1,725	1,897,500

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Premier Oil Plc, 5.00%, 6/09/18 (a)	USD	1,900	$1,961,750
Range Resources Corp., 5.75%, 6/01/21		935	1,000,450
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		804	771,840
Suncor Energy, Inc., 6.10%, 6/01/18		1,750	2,134,933
Western Gas Partners LP, 5.38%, 6/01/21		710	757,591
Woodside Finance, Ltd., 4.60%, 5/10/21 (a)		205	214,411
			33,277,963
Paper & Forest Products — 0.9%
Boise Paper Holdings LLC:
9.00%, 11/01/17		430	473,000
8.00%, 4/01/20		210	230,475
Clearwater Paper Corp., 10.63%, 6/15/16		620	704,475
International Paper Co.:
7.50%, 8/15/21		75	96,316
4.75%, 2/15/22		420	457,552
6.00%, 11/15/41		435	502,718
NewPage Corp., 11.38%, 12/31/14 (c)(e)(i)		430	259,075
Verso Paper Holdings LLC, 11.50%, 7/01/14		670	683,400
			3,407,011
Pharmaceuticals — 0.6%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	286,445
Jaguar Holding Co. II, 9.50%, 12/01/19 (a)	USD	620	678,125
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21		205	213,889
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		1,000	1,043,362
			2,221,821
Real Estate Investment Trusts (REITs) — 0.5%
ERP Operating LP, 4.63%, 12/15/21		500	535,722
Ventas Realty LP, 4.75%, 6/01/21		275	283,342
Vornado Realty LP, 5.00%, 1/15/22		1,185	1,249,283
			2,068,347
Real Estate Management & Development — 0.3%
Realogy Corp. (a)(e):
7.88%, 2/15/19		434	420,980
7.63%, 1/15/20		520	536,900
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	321,743
			1,279,623
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		950	1,151,968
Florida East Coast Railway Corp., 8.13%, 2/01/17		490	494,900
The Hertz Corp., 7.38%, 1/15/21		650	703,625
			2,350,493
Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17		390	383,175
Software — 0.2%
Oracle Corp., 5.38%, 7/15/40		775	942,406
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36		830	1,038,021
QVC, Inc. (a):
7.50%, 10/01/19		35	38,850
7.38%, 10/15/20		35	38,763
			1,115,634

Corporate Bonds	Par (000)		Value
Thrifts & Mortgage Finance — 0.6%
Northern Rock Plc, 5.63%, 6/22/17 (a)	USD	290	$308,892
Radian Group, Inc.:
5.63%, 2/15/13		1,400	1,211,000
5.38%, 6/15/15		1,400	1,029,000
			2,548,892
Wireless Telecommunication Services — 2.1%
America Movil SAB de CV, 2.38%, 9/08/16		795	811,760
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,560	1,756,490
Digicel Group Ltd. (a):
9.13%, 1/15/15		560	571,200
8.25%, 9/01/17		150	159,000
MetroPCS Wireless, Inc., 6.63%, 11/15/20		960	988,800
Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,562,431
SBA Tower Trust, 5.10%, 4/15/17 (a)		360	385,920
Sprint Capital Corp., 6.88%, 11/15/28		595	464,100
Sprint Nextel Corp. (a):
9.00%, 11/15/18		530	590,950
7.00%, 3/01/20		770	782,513
			8,073,164
Total Corporate Bonds — 72.9%			286,173,252

Foreign Agency Obligations
Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	160	42,634
Hydro-Quebec:
9.40%, 2/01/21	USD	390	584,676
8.40%, 1/15/22		730	1,046,735
8.05%, 7/07/24		1,900	2,801,945
Italy Buoni Poliennali Del Tesoro, 5.00%, 3/01/22	EUR	1,700	2,230,482
Italy Government International Bond, 5.38%, 6/15/33	USD	455	429,795
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13 (j)		660	667,363
Mexico Government International Bond:
5.63%, 1/15/17		370	426,425
5.13%, 1/15/20		145	165,663
Poland Government International Bond, 5.13%, 4/21/21		705	756,113
Russian Foreign Bond Eurobond, 7.50%, 3/31/30 (k)		1,386	1,652,924
Turkey Government International Bond, 6.25%, 9/26/22		1,500	1,608,750
Total Foreign Agency Obligations — 3.2%			12,413,505

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.0%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37	1,100	863,258
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, 5.37%, 11/25/34 (b)	368	340,709
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35	1,533	1,149,721
Series 2006-0A21, Class A1, 0.44%, 3/20/47 (b)	819	376,607
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37	748	506,865
Series 2007-HY4, Class 4A1, 5.29%, 6/25/47 (b)	872	572,733

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	25

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.44%, 4/25/46 (b)	USD	336	$177,404
Series 2007-10, Class A22, 6.00%, 7/25/37		675	520,090
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.70%, 7/27/36 (a)(b)		1,383	1,315,130
CS First Boston Mortgage Securities Corp., Series 2005-12, Class 6A1, 6.00%, 1/25/36		841	583,096
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.44%, 2/25/47 (b)		257	151,713
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.10%, 6/19/35 (b)		1,232	1,158,735
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		657	565,875
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		788	671,020
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.42%, 12/25/36 (b)		636	400,839
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		967	810,519
JPMorgan Mortgage Trust:
Series 2006-S3, Class 1A12, 6.50%, 8/25/36		409	378,737
Series 2007-S1, Class 2A22, 5.75%, 3/25/37		452	361,764
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.84%, 5/25/36 (b)		710	466,114
Residential Funding Mortgage Securities I, Series 2007-S6, Class 1A16, 6.00%, 6/25/37		462	373,766
Wells Fargo Mortgage-Backed Securities Trust:
Series 2006-9, Class 1A29, 6.00%, 8/25/36		158	157,581
Series 2007-10, Class 1A21, 6.00%, 7/25/37		54	48,718
			11,950,994
Commercial Mortgage-Backed Securities — 11.9%
Banc of America Merrill Lynch
Commercial Mortgage, Inc.:
Series 2007-1, Class A4, 5.45%, 1/15/49		500	563,501
Series 2007-2, Class A4, 5.66%, 4/10/49 (b)		750	832,763
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	879,736
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.07%, 12/10/49 (b)		1,370	1,592,362
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,093	1,091,264
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class AM, 5.78%, 6/10/46 (b)		1,750	1,812,758
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	620,444
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.81%, 6/15/38 (b)		1,000	1,056,006
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,751,489
Series 2010-RR2, Class 2A, 5.79%, 9/15/39 (a)(b)		1,010	1,110,067
DBRR Trust, Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)(b)		365	396,307
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		489	493,750
Class B, 4.22%, 11/05/27		2,000	2,025,276
Class D, 5.50%, 11/05/27		210	213,275
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2, 4.93%, 7/10/39		2,053	2,084,653
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A4, 5.88%, 7/10/38 (b)		1,165	1,327,709
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,190	2,431,340

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.79%, 8/10/45 (b)	USD	435	$486,326
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		2,300	2,397,605
Series 2004-CBX, Class A4, 4.53%, 1/12/37		519	519,339
Series 2004-LN2, Class A2, 5.12%, 7/15/41		820	877,614
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		330	342,646
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		730	600,073
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,345,115
Series 2007-C6, Class A4, 5.86%, 7/15/40		1,761	1,994,429
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,460	1,658,566
Merrill Lynch Mortgage Trust (b):
Series 2004-BPC1, Class A3, 4.47%, 10/12/41		409	413,070
Series 2004-KEY2, Class A4, 4.86%, 8/12/39		1,000	1,077,270
Morgan Stanley, Series 2007-XLC1, Class A2, 0.56%, 7/17/17		610	567,747
Morgan Stanley Capital I:
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		1,000	1,065,040
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (b)		4,000	4,507,196
Morgan Stanley Reremic Trust, Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		1,092	1,095,604
Titan Europe Plc, Series 2006-4FSX, Class A1, 9.14%, 9/03/14 (b)	GBP	255	389,708
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	4,592	4,626,234
Series 2007-C33, Class A4, 5.90%, 2/15/51 (b)		2,185	2,408,753
			46,655,035
Total Non-Agency Mortgage-Backed Securities — 14.9%			58,606,029

Preferred Securities
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.55%, 6/15/37 (b)		70	49,417
Commercial Banks — 0.2%
Barclays Bank Plc, 5.93% (a)(b)(l)		250	215,625
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		505	501,212
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		210	212,100
			928,937
Consumer Finance — 0.2%
Capital One Capital VI, 8.88%, 5/15/40		690	713,074
Capital One Financial Corp. Capital V, 10.25%, 8/15/39		200	208,500
			921,574
Insurance — 1.2%
The Allstate Corp., 6.50%, 5/15/67 (b)		1,950	1,911,000
American International Group, Inc., 8.18%, 5/15/68 (b)		195	206,456
Lincoln National Corp., 6.05%, 4/20/67 (b)		675	619,313
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		120	132,000
Swiss Re Capital I LP, 6.85% (a)(b)(l)		1,060	956,422
XL Group Plc, Series E, 6.50% (b)(l)		815	690,712
			4,515,903
Total Capital Trusts — 1.6%			6,415,831

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Trust Preferreds — 0.1%	Par (000)		Value
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40	USD	14,773	$397,186
Total Preferred Securities — 1.7%			6,813,017

Taxable Municipal Bonds
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,202,310
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,275	1,590,907
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		625	898,906
New York City Municipal Water Finance Authority:
Second General Resolution, Series EE, 5.50%, 6/15/43		465	535,610
RB, 5.72%, 6/15/42		700	890,379
RB, Build America Bonds, Second General Resolution, Series EE, 5.38%, 6/15/43		385	436,725
New York State Dormitory Authority:
5.63%, 3/15/39		550	656,178
5.60%, 3/15/40		950	1,155,399
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	477,970
University of California, RB, Build America Bonds, 5.95%, 5/15/45		445	529,222
Total Taxable Municipal Bonds — 2.1%			8,373,606

US Government Sponsored Agency Securities
Agency Obligations — 3.2%
Fannie Mae:
6.12%, 10/09/19 (e)(m)		7,055	5,489,192
5.63%, 7/15/37 (n)		775	1,065,921
Federal Home Loan Bank (e):
5.25%, 12/09/22		675	848,550
5.37%, 9/09/24		1,075	1,329,662
Resolution Funding Corp. (m):
1.62%, 7/15/18		525	473,753
1.69%, 10/15/18		525	469,887
Tennessee Valley Authority, 5.25%, 9/15/39 (e)		2,355	2,947,869
			12,624,834
Collateralized Mortgage Obligations — 0.8%
Fannie Mae Mortgage-Backed Securities, Series 2005-5, Class PK, 5.00%, 12/25/34		708	774,120
Freddie Mac Mortgage-Backed Securities:
Series 2825, Class VP, 5.50%, 6/15/15		634	677,146
Series K013, Class A2, 3.97%, 1/25/21 (b)		940	1,035,249
Series K706, Class X1, 1.60%, 10/25/18 (b)		2,605	226,666
FREMF Mortgage Trust (a)(b):
Series 2012-K706, Class B, 4.02%, 11/25/44		145	141,595
Series 2012-K706, Class C, 4.02%, 11/25/44		165	145,369
			3,000,145
Interest Only Collateralized Mortgage Obligations — 0.1%
Freddie Mac Mortgage-Backed Securities:
Series 2579, Class HI, 5.00%, 8/15/17		232	4,191
Series 2611, Class QI, 5.50%, 9/15/32		1,798	213,585
			217,776

US Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities — 2.7%
Fannie Mae Mortgage-Backed Securities (o):
4.00%, 3/15/27	USD	4,100	$4,340,875
5.00%, 3/15/27 – 03/14/42		3,900	4,209,469
5.50%, 3/15/27		300	326,344
3.50%, 3/14/42 (b)		700	723,406
Freddie Mac Mortgage-Backed Securities:
6.00%, 2/01/13 – 12/01/18		721	778,519
4.50%, 3/14/42 (o)		100	106,203
5.00%, 3/14/42 (o)		100	107,656
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		86	96,400
			10,688,872
Total US Government Sponsored Agency Securities — 6.8%			26,531,627

US Treasury Obligations
US Treasury Bonds (e):
8.13%, 8/15/21		1,550	2,407,465
6.25%, 8/15/23		5,720	8,117,933
3.50%, 2/15/39		330	359,133
4.25%, 5/15/39		6,045	7,449,520
4.38%, 5/15/40		6,375	8,017,557
4.75%, 2/15/41		1,630	2,174,012
4.38%, 5/15/41		800	1,007,500
3.13%, 11/15/41		30,855	31,110,510
3.13%, 2/15/42		3,255	3,279,412
US Treasury Inflation Indexed Bonds, 2.13%, 2/15/41 (e)		3,808	5,263,761
US Treasury Notes:
0.63%, 1/31/13 (n)		200	200,789
0.25%, 1/31/14 (e)		1,415	1,413,729
0.25%, 2/15/15 (e)		8,145	8,104,275
2.50%, 4/30/15 (e)		965	1,026,066
0.88%, 1/31/17 (e)		7,600	7,607,129
2.25%, 7/31/18 (e)		2,495	2,649,573
2.63%, 8/15/20 (e)		1,105	1,186,580
2.00%, 2/15/22 (e)		29,150	29,209,204
Total US Treasury Obligations — 30.7%			120,584,148

Warrants (p)	Shares
Media — 0.0%
Cumulus Media, Inc. (Expires 3/26/19)		13,751	99,323
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		90	—
Total Warrants — 0.0%			99,323
Total Long-Term Investments (Cost — $518,319,515) — 138.6%			544,457,338

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (q)(r)		163,811	163,811
Total Short-Term Securities (Cost — $163,811) — 0.1%			163,811

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	27

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts		Value
Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 99.00, Expires 3/16/12		221	$1,381

	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions — 0.0%
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, Expires 5/01/12, Broker Bank of America NA	USD	3,600	68,976
Over-the-Counter Put Options — 0.0%
EUR Put Option, Strike Price USD 1.30, Expires 3/21/12, Broker Citibank NA		8,810	26,926
Over-the-Counter Interest Rate Put Swaptions — 0.1%
Pay a fixed rate of 0.65% and receive a floating rate based on 3-month LIBOR, Expires 7/05/12, Broker Morgan Stanley Capital Services, Inc.		59,900	28,848
Pay a fixed rate of 3.50% and receive a floating rate based on a 6-month EURIBOR, Expires 11/08/12, Broker Citibank NA	EUR	4,000	42,282
			71,130
Total Options Purchased (Cost — $693,411) — 0.1%			168,413
Total Investments Before TBA Sale Commitments and Options Written (Cost — $519,176,737) — 138.8%			544,789,562

TBA Sale Commitments (o)	Par (000)
Fannie Mae Mortgage-Backed Securities:
4.00%, 3/15/27	USD	4,100	(4,340,875)
5.00%, 3/15/27 – 3/14/42		3,900	(4,209,469)
5.50%, 3/15/27		300	(326,344)
3.50%, 3/14/42		700	(723,406)
Freddie Mac Mortgage-Backed Securities:
4.50%, 3/14/42		100	(106,203)
5.00%, 3/14/42		100	(107,656)
Total TBA Sale Commitments (Proceeds — $9,811,934) — (2.5)%			(9,813,953)

Options Written	Notional Amount (000)		Value
Over-the-Counter Interest Rate Call Swaptions — (0.3)%
Pay a fixed rate of 2.45% and receive a floating rate based on 3-month LIBOR, Expires 02/22/13 Broker Citibank NA	USD	25,000	$(963,422)
Pay a fixed rate of 2.60% and receive a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase Bank		1,400	(63,784)
Pay a fixed rate of 2.09% and receive a floating rate based on 3-month LIBOR, Expires 01/03/14, Broker Deutsche Bank AG		4,200	(107,326)
Pay a fixed rate of 1.97% and receive a floating rate based on 3-month LIBOR, Expires 01/27/14, Broker Citibank NA		2,400	(51,669)
			(1,186,201)
Over-the-Counter Put Options — (0.0)%
EUR Put Option, Strike Price USD 1.25, Expires 3/21/12, Broker Citibank NA		8,810	(1,162)
Over-the-Counter Interest Rate Put Swaptions — (0.7)%
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, Expires 05/21/12, Broker JPMorgan Chase Bank		124,600	(279,465)
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, Expires 07/30/12, Broker Citibank NA		200,000	(925,440)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, Expires 08/10/12, Broker Bank of America NA		3,900	(14,293)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, Expires 08/23/12, Broker Royal Bank of Scotland Plc		142,500	(531,682)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, Expires 01/09/13, Broker Citibank NA		6,000	(89,089)
Receive a fixed rate of 2.45% and pay a floating rate based on 3-month LIBOR, Expires 02/22/13, Broker Citibank NA		25,000	(766,158)
Receive a fixed rate of 2.60% and pay a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase Bank		1,400	(64,530)
Receive a fixed rate of 2.09% and pay a floating rate based on 3-month LIBOR, Expires 01/03/14, Broker Deutsche Bank AG		4,200	(79,290)
Receive a fixed rate of 1.97% and pay a floating rate based on 3-month LIBOR, Expires 01/27/14, Broker Citibank NA		2,400	(53,147)
			(2,803,094)
Total Options Written (Premiums Received — $4,225,523) — (1.0)%			(3,990,457)
Total Investments, Net of TBA Sale
Commitments and Options Written — 135.3%			530,985,152
Liabilities in Excess of Other Assets — (35.3)%			(138,407,350)
Net Assets — 100.0%			$392,577,802

See Notes to Financial Statements.
28	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Convertible security.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co., Inc.	$1,175,149	$34,149

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	All or a portion of security has been pledged as collateral in connection with swaps.

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(n)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(o)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of February 29, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas Securities Corp.	$310,031	$(141)
Credit Suisse Securities (USA) LLC	$3,455,000	$4,000
Deutsche Bank Securities, Inc.	$326,344	$891
Goldman Sachs & Co., Inc.	$4,014,531	$363
JPMorgan Securities, Inc.	$(3,765,031)	$(1,250)
Morgan Stanley & Co., Inc.	$(754,069)	$(90)
RBS Greenwich Capital	$(4,340,875)	$(641)
UBS Securities	$754,469	$1,422

(p)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(q)	Represents the current yield as of report date.

(r)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,711,687	(4,547,876)	163,811	$2,089

•	Reverse repurchase agreements outstanding as of February 29, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.13%	11/29/11	Open	$2,449,822	$2,449,000
Credit Suisse Securities (USA) LLC	0.17%	11/29/11	Open	2,992,163	2,990,850
BNP Paribas Securities Corp.	0.13%	12/02/11	Open	360,642	360,525
Deutsche Bank AG	(0.50)%	1/17/12	Open	344,819	345,030
UBS Securities LLC	0.35%	1/19/12	Open	3,409,267	3,407,875
BNP Paribas Securities Corp.	0.14%	1/24/12	Open	1,190,808	1,190,637
Barclays Capital, Inc.	0.10%	1/25/12	Open	2,597,260	2,597,000
Barclays Capital, Inc.	0.12%	1/25/12	Open	8,209,185	8,208,200
Barclays Capital, Inc.	0.13%	1/25/12	Open	1,372,147	1,371,969
Deutsche Bank AG	(0.12)%	1/25/12	Open	259,152	262,300
Deutsche Bank AG	0.12%	1/25/12	Open	2,660,613	2,660,294
Deutsche Bank AG	0.13%	1/25/12	Open	2,184,484	2,184,200
UBS Securities LLC	(0.25)%	2/01/12	Open	475,916	476,012
UBS Securities LLC	(1.25)%	2/02/12	Open	440,272	440,700
BofA Merrill Lynch	0.11%	2/07/12	Open	4,832,996	4,832,656
BofA Merrill Lynch	0.12%	2/07/12	Open	8,009,208	8,008,594
BofA Merrill Lynch	0.01%	2/13/12	Open	1,415,007	1,415,000
Deutsche Bank AG	0.25%	2/13/12	3/12/12	1,901,814	1,901,444
BNP Paribas Securities Corp.	0.15%	2/16/12	Open	1,015,059	1,015,000
BNP Paribas Securities Corp.	0.16%	2/16/12	Open	1,036,233	1,036,169
BofA Merrill Lynch	0.17%	2/16/12	Open	857,307	857,250
BNP Paribas Securities Corp.	0.13%	2/28/12	Open	5,311,600	5,311,562
BNP Paribas Securities Corp.	0.32%	2/28/12	Open	1,602,229	1,602,200
Deutsche Bank AG	0.16%	2/28/12	Open	5,467,674	5,467,625
BofA Merrill Lynch	0.12%	2/29/12	3/01/12	8,114,483	8,114,456
BNP Paribas Securities Corp.	0.09%	2/29/12	3/01/12	7,628,519	7,628,500
BNP Paribas Securities Corp.	0.18%	2/29/12	3/01/12	15,522,041	15,521,963
BNP Paribas Securities Corp.	0.19%	2/29/12	3/01/12	31,626,542	31,626,375
BNP Paribas Securities Corp.	0.32%	2/29/12	Open	4,520,540	4,520,500
Credit Suisse Securities (USA) LLC	(0.06)%	2/29/12	3/01/12	29,332,139	29,332,188
Total				$157,139,941	$157,136,074

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	29

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Financial futures contracts purchased as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
2	Long-Term UK Gilt Bond	London International Financial Futures and Options Exchange	March 2012	GBP	232,760	$10,878
257	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	USD	36,405,656	82,066
Total						$92,944

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
8	Euro-Bund	Eurex	March 2012	EUR	1,119,120	$(1,291)
312	Euro-Schatz	Eurex	March 2012	EUR	34,451,040	(23,057)
67	2-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	14,755,703	4,060
48	5-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	5,912,250	6,259
114	10-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	14,928,656	43,810
40	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	9,867,000	(1,370)
40	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	9,850,000	(1,687)
40	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	9,834,000	(2,733)
40	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	9,817,500	(3,722)
Total						$20,269

•	Foreign currency exchange contracts as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,295,352	EUR	1,707,000	Deutsche Bank AG	3/01/12	$21,117
GBP	799,000	USD	1,268,804	UBS Securities LLC	3/02/12	2,325
EUR	863,000	USD	1,142,931	UBS Securities LLC	3/05/12	6,855
GBP	693,000	USD	1,103,178	Deutsche Bank AG	3/05/12	(684)
USD	1,137,468	EUR	863,000	Citibank NA	3/05/12	(12,319)
EUR	8,790,000	CHF	10,593,532	UBS Securities LLC	3/06/12	555
EUR	1,700,000	USD	2,221,135	Citibank NA	3/07/12	43,813
EUR	1,470,000	USD	1,920,140	Royal Bank of Scotland Plc	3/07/12	38,373
USD	1,131,750	EUR	863,000	Citibank NA	3/07/12	(18,044)
AUD	1,220,000	USD	1,308,670	UBS Securities LLC	3/13/12	(1,916)
NZD	1,710,000	USD	1,420,711	Royal Bank of Scotland Plc	3/13/12	5,117
USD	1,314,294	AUD	1,220,000	HSBC Bank USA	3/13/12	7,540

Foreign currency exchange contracts as of February 29, 2012 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,427,183	NZD	1,710,000	Morgan Stanley Capital Services, Inc.	3/13/12	$1,355
USD	1,616,393	EUR	1,220,000	Citibank NA	3/14/12	(9,079)
JPY	78,276,510	USD	975,000	Citibank NA	3/16/12	(11,950)
JPY	74,259,462	USD	925,000	Deutsche Bank AG	3/16/12	(11,373)
USD	1,950,000	JPY	152,438,520	BNP Paribas Securities Corp.	3/16/12	74,522
USD	1,102,885	GBP	693,000	Deutsche Bank AG	4/11/12	713
USD	1,268,447	GBP	799,000	UBS Securities LLC	4/11/12	(2,311)
USD	28,767	JPY	2,210,000	Citibank NA	4/11/12	1,571
PHP	53,125,804	USD	1,250,000	Royal Bank of Scotland Plc	4/17/12	(11,607)
SGD	1,551,750	USD	1,250,000	HSBC Bank USA	4/17/12	(9,196)
USD	1,250,000	PHP	53,387,500	Morgan Stanley Capital Services, Inc.	4/17/12	5,507
USD	1,250,000	SGD	1,577,488	Standard Chartered Bank	4/17/12	(11,385)
EUR	1,707,000	USD	2,295,790	Deutsche Bank AG	4/18/12	(21,143)
USD	9,495,666	EUR	7,392,500	Citibank NA	4/18/12	(355,142)
USD	2,131,107	EUR	1,629,000	Citibank NA	4/18/12	(39,602)
USD	367,592	EUR	280,000	Citibank NA	4/18/12	(5,520)
USD	193,204	EUR	146,000	Citibank NA	4/18/12	(1,347)
USD	2,977,160	EUR	2,264,000	Deutsche Bank AG	4/18/12	(39,712)
Total						$(352,967)

•	Credit default swaps on single-name issues — buy protection outstanding as of February 29, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Radian	5.00%	Citibank NA	3/20/13	$1,400	$188,478
Group, Inc.
Radian	5.00%	Citibank NA	6/20/15	$1,400	303,681
Group, Inc.
The New York	1.00%	Barclays Bank, Inc.	12/20/16	$1,800	385
Times Co.
Sara Lee Corp.	1.00%	JPMorgan Chase Bank NA	3/20/17	$404	(626)
Total					$491,918

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Credit default swaps on single-name issues — sold protection outstanding as of February 29, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]		Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	Not Rated		$1,150	$(619)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	AA	–	$3	336
Assured Guaranty Corp.	5.00%	Citibank NA	3/20/15	AA	–	$10	1,330
MetLife, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A	–	$535	20,656
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A	–	$730	22,969
MetLife, Inc.	1.00%	Goldman Sachs & Co.	9/20/16	A	–	$500	14,705
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A	–	$900	26,986
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A	–	$275	6,017
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/16	AA	–	$146	25,075
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A	–	$298	6,143
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A	–	$285	7,565
Total							$131,163

[1]	Using S&P’s rating.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes — buy protection outstanding as of February 29, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley & Co., Inc.	12/20/15	$990	$(202)

Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	$388	(5,485)

Dow Jones CDX North America Investment Grade Index Series 16	1.00%	JPMorgan Chase & Co.	6/20/16	$22	(264)

Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Morgan Stanley & Co., Inc.	6/20/16	$1,480	(28,844)

Total					$(34,795)

•	Credit default swaps on traded indexes — sold protection outstanding as of February 29, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]	Unrealized Appreciation
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley & Co., Inc.	12/13/49	AA	$525	$28,946

Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley & Co., Inc.	2/17/51	A–	$525	28,839

Total						$57,785

	[3]	Using S&P’s rating of the underlying securities.
	[4]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of February 29, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.24%[5]	6-month EURIBOR	Citibank NA	12/13/13	EUR	40,010	$204,880
3.27%[6]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	910	(102,530)
3.85%[6]	3-month LIBOR	UBS Securities LLC	12/14/21	USD	300	(37,959)
3.02%[5]	3-month LIBOR	Goldman Sachs & Co.	1/17/22	USD	1,000	(2,991)
1.97%[6]	3-month LIBOR	Deutsche Bank AG	2/02/22	USD	2,200	17,832
2.01%[6]	3-month LIBOR	Credit Suisse Securities (USA) LLC	2/08/22	USD	600	2,810
2.14%[6]	3-month LIBOR	JPMorgan Chase Bank NA	2/24/22	USD	25,000	(188,488)
2.58%[6]	6-month EURIBOR	Deutsche Bank AG	11/11/41	EUR	350	(5,803)
2.68%[6]	6-month EURIBOR	Deutsche Bank AG	11/18/41	EUR	745	(33,512)
2.70%[6]	3-month LIBOR	Deutsche Bank AG	1/11/42	USD	1,000	16,294
2.85%[6]	3-month LIBOR	Bank of America NA	2/09/42	USD	1,100	(16,737)
2.86%[6]	3-month LIBOR	JPMorgan Chase Bank NA	2/24/42	USD	10,000	(164,984)

Total						$(311,188)

[5]	Trust pays a floating interest rate and receives fixed rate.
[6]	Trust pays a fixed interest rate and receives floating rate.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	31

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Total return swaps outstanding as of February 29, 2012 were as follows:

Reference Entity	Trust Pays/ Receives the Total Return of the Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.18%[1]	Bank of America NA	10/06/21	$1,880	$(77,284)

[1] Net payment made at termination.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$19,268,906	$5,593,922	$24,862,828
Common Stocks	—	—	3	3
Corporate Bonds	—	280,963,414	5,209,838	286,173,252
Foreign Agency Obligations	—	12,413,505	—	12,413,505
Non-Agency Mortgage-Backed Securities	—	57,641,975	964,054	58,606,029
Preferred Securities	$397,186	6,415,831	—	6,813,017
Taxable Municipal Bonds	—	8,373,606	—	8,373,606
US Government Sponsored Agency Securities	—	26,531,627	—	26,531,627
US Treasury Obligations	—	120,584,148	—	120,584,148
Warrants	—	99,323	—	99,323
Short-Term Securities	163,811	—	—	163,811
Liabilities:
TBA Sale Commitments	—	(9,813,953)	—	(9,813,953)
Total	$560,997	$522,478,382	$11,767,817	$534,807,196

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$682,111	—	$682,111
Foreign currency exchange contracts	—	236,289	—	236,289
Interest rate contracts	$148,454	381,922	—	530,376
Liabilities:
Credit contracts	—	(35,421)	$(619)	(36,040)
Foreign currency exchange contracts	—	(563,492)	—	(563,492)
Interest rate contracts	(33,860)	(4,542,299)	—	(4,576,159)
Other contracts	—	(77,284)	—	(77,284)
Total	$114,594	$(3,918,174)	$(619)	$(3,804,199)

[2]

Derivative financial instruments are financial futures contracts, foreign currency exchange contracts, options and swaps. Financial futures contracts, foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Securities	Warrants	Total
Assets:
Balance, as of August 31, 2011	$6,120,404	—	$5,241,393	$1,960,958	$191	$102,281	$77,670	$13,502,897
Accrued discounts/premiums	(146,593)	—	190	62	—	—	—	(146,341)
Net realized gain (loss)	89	—	17,862	40,781	—	—	—	58,732
Net change in unrealized appreciation/depreciation[1]	97,835	$(1,584)	(60,374)	30,880	(191)	(102,281)	(1)	(35,716)
Purchases	1,364,968	—	62,767	960,976	—	—	—	2,388,711
Sales	(513,437)	—	(52,000)	(1,676,933)	—	—	—	(2,242,370)
Transfers in2	—	1,587	—	—	—	—	—	1,587
Transfers out[2]	(1,329,344)	—	—	(352,670)	—	—	(77,669)	(1,759,683)
Balance, as of February 29, 2012	$5,593,922	$3	$5,209,838	$964,054	—	—	—	$11,767,817

[1]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held at February 29, 2012 was $61,330.

[2]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the event.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of August 31, 2011	$(941)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	322
Purchases	—
Issuances[4]	—
Sales	—
Settlements[5]	—
Transfers in6	—
Transfers out[6]	—
Balance, as of February 29, 2012	$(619)

[3]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on derivative financial instruments still held at February 29, 2012 was $322.

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[6]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	33

Consolidated Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 3.0%
Delphi Automotive Plc	25,885	$828,330
Delphi Automotive Plc (180-day lock) (Acquired 11/17/11, cost $3,421,472) (a)	360,536	11,248,714
		12,077,044
Capital Markets — 0.3%
E*Trade Financial Corp. (b)	109,400	1,053,522
Commercial Banks — 0.3%
CIT Group, Inc. (b)	24,890	1,013,272
Communications Equipment — 0.3%
Loral Space & Communications Ltd. (b)	19,132	1,362,964
Diversified Financial Services — 0.6%
Kcad Holdings I Ltd.	280,076,816	2,564,103
Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc. (b)	22,720	552,323
Electrical Equipment — 0.0%
Medis Technologies Ltd. (b)	109,685	549
Energy Equipment & Services — 1.2%
Laricina Energy Ltd. (b)	70,588	3,031,977
Osum Oil Sands Corp. (b)	120,000	1,515,994
Transocean Ltd.	8,000	426,720
		4,974,691
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (b)	1,854	185
Travelport Worldwide Ltd.	113,632	56,816
		57,001
Media — 1.7%
Belo Corp., Class A	69,821	500,617
Charter Communications, Inc. (b)	98,748	6,261,611
Clear Channel Outdoor Holdings, Inc., Class A (b)	14,202	187,892
		6,950,120
Metals & Mining — 0.1%
African Minerals Ltd. (b)	65,551	599,272
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (b)	181,600	286,317
Ainsworth Lumber Co. Ltd. (b)	208,741	329,108
Western Forest Products, Inc. (b)	74,889	72,660
Western Forest Products, Inc. (b)	74,936	72,705
		760,790
Professional Services — 0.0%
Pendrell Corp. (b)	5,100	12,342
Road & Rail — 0.2%
Dollar Thrifty Automotive Group, Inc. (b)	8,900	675,599
Semiconductors & Semiconductor
Equipment — 0.3%
Spansion, Inc., Class A (b)	94,583	1,210,662
SunPower Corp. (b)	200	1,506
		1,212,168
Software — 0.0%
Bankruptcy Management Solutions, Inc. (b)	737	15
HMH Holdings/EduMedia	133,690	33,422
		33,437
Total Common Stocks — 8.3%		33,899,197

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18 (c)	USD	340	$357,850
7.13%, 3/15/21		480	514,200
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,114	1,200,335
			2,072,385
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		945	985,460
Series 2, 12.38%, 8/16/15		956	996,161
			1,981,621
Airlines — 2.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		1,663	1,762,780
Continental Airlines, Inc.:
6.75%, 9/15/15 (c)		900	909,000
Series 1997-4-B, 6.90%, 7/02/18		50	49,466
Series 2010-1, 6.00%, 7/12/20		672	651,508
Delta Air Lines, Inc.:
Series 2009-1-B, 9.75%, 6/17/18		277	293,314
Series 2010-1-B, 6.38%, 7/02/17		800	748,000
United Air Lines, Inc., 12.75%, 7/15/12		2,838	2,937,549
US Airways Pass-Through Trust, 10.88%, 10/22/14		1,020	1,020,000
			8,371,617
Auto Components — 1.8%
Allison Transmission, Inc., 11.00%, 11/01/15 (c)		110	116,188
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (c)		310	316,200
Dana Holding Corp., 6.75%, 2/15/21		660	714,450
Delphi Corp., 6.13%, 5/15/21 (c)		260	278,850
Icahn Enterprises LP, 8.00%, 1/15/18		4,815	5,103,900
International Automotive Components Group, SL, 9.13%, 6/01/18 (c)		70	62,300
Titan International, Inc., 7.88%, 10/01/17		685	727,812
			7,319,700
Beverages — 0.4%
Cott Beverages, Inc., 8.13%, 9/01/18		394	434,385
Crown European Holdings SA:
7.13%, 8/15/18	EUR	396	565,181
7.13%, 8/15/18 (c)		447	637,970
			1,637,536
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (c)	USD	327	329,008
Building Products — 0.7%
Building Materials Corp. of America (c):
7.00%, 2/15/20		670	726,950
6.75%, 5/01/21		1,510	1,642,125
Momentive Performance Materials, Inc., 11.50%, 12/01/16		710	596,400
			2,965,475
Capital Markets — 1.0%
American Capital Ltd., 7.96%, 12/31/13 (d)		1,040	1,059,282
E*Trade Financial Corp. (c):
12.50%, 11/30/17		1,575	1,834,875
3.46%, 8/31/19 (e)(f)		356	336,865
KKR Group Finance Co., 6.38%, 9/29/20 (c)		970	1,032,290
			4,263,312

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals — 3.8%
American Pacific Corp., 9.00%, 2/01/15	USD	1,300	$1,267,500
Ashland, Inc., 9.13%, 6/01/17		635	712,787
Basell Finance Co. BV, 8.10%, 3/15/27 (c)		735	841,575
Celanese US Holdings LLC, 5.88%, 6/15/21		2,640	2,877,600
Chemtura Corp., 7.88%, 9/01/18		555	596,625
Hexion U.S. Finance Corp., 9.00%, 11/15/20		460	450,800
Huntsman International LLC, 8.63%, 3/15/21		250	282,500
Ineos Finance Plc, 8.38%, 2/15/19 (c)		695	738,437
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	561	767,974
KRATON Polymers LLC, 6.75%, 3/01/19	USD	185	188,700
Lyondell Chemical Co., 11.00%, 5/01/18		4,017	4,404,179
LyondellBasell Industries NV, 6.00%, 11/15/21 (c)		245	268,888
Nexeo Solutions LLC, 8.38%, 3/01/18 (c)		275	275,000
PolyOne Corp., 7.38%, 9/15/20		320	344,800
Solutia, Inc., 7.88%, 3/15/20		910	1,066,975
TPC Group LLC, 8.25%, 10/01/17		495	522,225
			15,606,565
Commercial Banks — 2.3%
CIT Group, Inc.:
7.00%, 5/02/16 (c)		4,958	4,964,197
7.00%, 5/01/17		0.00	0.00
7.00%, 5/02/17 (c)		3,555	3,559,444
5.50%, 2/15/19 (c)		890	908,913
Glitnir Banki HF, 6.38%, 9/25/12 (b)(c)(g)		1,005	—
			9,432,554
Commercial Services & Supplies — 2.0%
ACCO Brands Corp., 10.63%, 3/15/15		490	540,842
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		800	792,992
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (c)		250	260,732
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (c)		38	36,100
Casella Waste Systems, Inc., 7.75%, 2/15/19		969	964,155
Clean Harbors, Inc., 7.63%, 8/15/16		540	572,400
Iron Mountain, Inc., 7.75%, 10/01/19		620	685,100
Mobile Mini, Inc., 7.88%, 12/01/20		545	572,250
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (c)		870	1,009,200
8.25%, 2/01/21		1,287	1,364,220
Verisure Holding AB:
8.75%, 9/01/18	EUR	274	368,701
8.75%, 12/01/18		134	158,890
WCA Waste Corp., 7.50%, 6/15/19 (c)	USD	490	496,125
West Corp., 8.63%, 10/01/18		205	224,987
			8,046,694
Communications Equipment — 0.8%
Avaya, Inc., 9.75%, 11/01/15		1,110	1,110,000
Frontier Communications Corp., 6.25%, 1/15/13		1,330	1,373,225
Hughes Satellite Systems Corp., 6.50%, 6/15/19		550	583,000
			3,066,225
Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (f)		330	395,175
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	150	204,881
Boart Longyear Management Ltd., 7.00%, 4/01/21 (c)	USD	275	289,438
			494,319
Construction Materials — 0.2%
Xefin Lux SCA:
8.00%, 6/01/18	EUR	100	133,896
8.00%, 6/01/18 (c)		376	503,449
			637,345

Corporate Bonds	Par (000)		Value
Consumer Finance — 1.7%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	660	$702,900
Ford Motor Credit Co. LLC:
7.80%, 6/01/12		300	303,698
7.00%, 4/15/15		3,030	3,363,300
12.00%, 5/15/15		1,090	1,370,613
6.63%, 8/15/17		193	218,701
5.88%, 8/02/21		641	715,338
Springleaf Finance (FKA AGFS Funding Co.), 6.90%, 12/15/17		155	120,125
			6,794,675
Containers & Packaging — 1.3%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (c)		210	225,750
7.38%, 10/15/17 (c)	EUR	600	843,346
7.38%, 10/15/17		100	140,558
9.13%, 10/15/20 (c)	USD	590	609,175
Berry Plastics Corp.:
4.42%, 9/15/14 (h)		445	426,087
8.25%, 11/15/15		175	188,125
9.75%, 1/15/21		530	567,100
GCL Holdings SCA, 9.38%, 4/15/18 (c)	EUR	394	468,496
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	550	605,000
OI European Group BV, 6.88%, 3/31/17	EUR	233	322,843
Sealed Air Corp., 8.38%, 9/15/21 (c)	USD	375	429,375
Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (c)	EUR	418	600,061
			5,425,916
Diversified Consumer Services — 1.5%
Service Corp. International, 7.00%, 6/15/17	USD	4,425	4,956,000
ServiceMaster Co., 8.00%, 2/15/20 (c)		970	1,023,350
			5,979,350
Diversified Financial Services — 5.3%
Ally Financial, Inc.:
7.50%, 12/31/13		460	489,900
8.30%, 2/12/15		930	1,027,650
6.25%, 12/01/17		760	785,550
7.50%, 9/15/20		1,000	1,101,250
8.00%, 11/01/31		1,705	1,903,206
8.00%, 11/01/31		920	998,251
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		552	588,570
Boparan Holdings Ltd. (c):
9.75%, 4/30/18	EUR	155	203,202
9.88%, 4/30/18	GBP	210	329,078
DPL, Inc., 7.25%, 10/15/21 (c)	USD	1,165	1,328,100
FCE Bank Plc, 4.75%, 1/19/15	EUR	1,614	2,204,068
General Motors Financial Co., Inc., 6.75%, 6/01/18	USD	460	496,413
Lehman Brothers Holdings, Inc. (b)(g):
5.38%, 10/17/12	EUR	200	73,010
5.75%, 5/17/13	USD	915	248,194
4.75%, 1/16/14	EUR	1,130	412,507
1.00%, 2/05/14		2,350	876,653
8.80%, 3/01/15	USD	255	69,169
Leucadia National Corp., 8.13%, 9/15/15		1,148	1,277,150
Reynolds Group Issuer, Inc.:
8.75%, 10/15/16 (c)		848	903,120
8.75%, 10/15/16 (c)	EUR	394	557,734
8.75%, 10/15/16		726	1,027,702
7.13%, 4/15/19 (c)	USD	365	385,987
7.88%, 8/15/19 (c)		1,585	1,735,575
9.88%, 8/15/19 (c)		1,615	1,669,506

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	35

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
WMG Acquisition Corp. (c):
9.50%, 6/15/16	USD	180	$198,900
11.50%, 10/01/18		865	919,062
			21,809,507
Diversified Telecommunication Services — 3.2%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,530	1,373,175
GCI, Inc., 6.75%, 6/01/21		424	429,300
ITC Deltacom, Inc., 10.50%, 4/01/16		420	437,850
Level 3 Escrow, Inc., 8.13%, 7/01/19 (c)		3,569	3,738,527
Level 3 Financing, Inc., 8.63%, 7/15/20 (c)		1,570	1,675,975
Qwest Communications International, Inc.:
7.50%, 2/15/14		2,010	2,017,035
8.00%, 10/01/15		940	1,009,032
Qwest Corp., 7.63%, 6/15/15		850	966,950
Videotron Ltee, 5.00%, 7/15/22 (c)		210	210,525
Windstream Corp.:
8.13%, 8/01/13		510	546,975
7.88%, 11/01/17		630	710,325
			13,115,669
Electric Utilities — 0.8%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	2,450	3,050,333
Electronic Equipment, Instruments & Components — 0.2%
Elster Finance BV, 6.25%, 4/15/18 (c)		165	222,907
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	350	416,500
NXP BV/NXP Funding LLC, 9.75%, 8/01/18 (c)		300	339,375
			978,782
Energy Equipment & Services — 3.1%
Antero Resources Finance Corp., 7.25%, 8/01/19 (c)		245	258,475
Atwood Oceanics, Inc., 6.50%, 2/01/20		205	215,763
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		585	585,000
Compagnie Générale de Géophysique-Veritas, 7.75%, 5/15/17		365	380,056
Forbes Energy Services Ltd., 9.00%, 6/15/19		540	531,900
Frac Tech Services LLC, 7.63%, 11/15/18 (c)		2,595	2,770,162
Key Energy Services, Inc., 6.75%, 3/01/21		665	696,588
MEG Energy Corp., 6.50%, 3/15/21 (c)		1,455	1,556,850
Oil States International, Inc., 6.50%, 6/01/19		470	505,250
Peabody Energy Corp., 6.25%, 11/15/21 (c)		3,870	4,053,825
Transocean, Inc., 6.38%, 12/15/21		1,115	1,315,867
			12,869,736
Food Products — 0.2%
Darling International, Inc., 8.50%, 12/15/18		360	405,000
Post Holdings, Inc., 7.38%, 2/15/22 (c)		335	356,775
			761,775
Health Care Equipment & Supplies — 2.2%
Biomet, Inc.:
10.00%, 10/15/17		285	309,581
10.38%, 10/15/17 (i)		2,145	2,335,369
DJO Finance LLC:
10.88%, 11/15/14		3,425	3,484,937
7.75%, 4/15/18		155	133,300
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (c)		965	1,018,075
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (c)		308	341,110
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (c)		800	924,000
Teleflex, Inc., 6.88%, 6/01/19		435	468,713
			9,015,085

Corporate Bonds	Par (000)		Value
Health Care Providers & Services — 5.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/19	USD	615	$628,837
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (c)	EUR	694	959,289
Crown Newco 3 Plc, 7.00%, 2/15/18	GBP	547	858,257
HCA, Inc.:
8.50%, 4/15/19	USD	200	224,000
6.50%, 2/15/20		2,950	3,163,875
7.88%, 2/15/20		135	148,838
7.25%, 9/15/20		3,840	4,185,600
5.88%, 3/15/22		405	415,125
Health Management Associates, Inc., 7.38%, 1/15/20 (c)		1,385	1,443,862
IASIS Healthcare LLC, 8.38%, 5/15/19		1,120	1,069,600
INC Research LLC, 11.50%, 7/15/19 (c)		605	580,800
inVentiv Health, Inc., 10.00%, 8/15/18 (c)		195	177,450
Omnicare, Inc., 7.75%, 6/01/20		1,460	1,626,075
PSS World Medical, Inc., 6.38%, 3/01/22 (c)		425	442,000
Symbion, Inc., 8.00%, 6/15/16		510	492,150
Tenet Healthcare Corp.:
10.00%, 5/01/18		807	940,155
6.25%, 11/01/18 (c)		485	517,131
8.88%, 7/01/19		4,400	5,016,000
			22,889,044
Health Care Technology — 1.0%
IMS Health, Inc., 12.50%, 3/01/18 (c)		3,550	4,224,500
Hotels, Restaurants & Leisure — 2.6%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		510	558,450
10.00%, 12/15/18		2,155	1,664,737
Caesars Operating Escrow, LLC., 8.50%, 2/15/20 (c)		1,060	1,081,200
Diamond Resorts Corp., 12.00%, 8/15/18		1,770	1,867,350
El Dorado Resorts LLC, 8.63%, 6/15/19 (c)		200	190,500
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	477	614,676
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (c)	USD	433	381,040
MGM Resorts International:
10.38%, 5/15/14		395	449,313
4.25%, 4/15/15 (f)		795	852,638
11.13%, 11/15/17		2,085	2,371,687
Travelport LLC:
5.15%, 9/01/14 (h)		245	125,563
9.88%, 9/01/14		55	31,488
9.00%, 3/01/16		180	95,400
6.58%, 12/01/16 (c)(h)(i)		599	422,358
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (b)(g)		475	—
			10,706,400
Household Durables — 1.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,960	2,136,400
Jarden Corp., 7.50%, 1/15/20	EUR	447	601,493
Ryland Group, Inc., 6.63%, 5/01/20	USD	500	510,000
Standard Pacific Corp.:
10.75%, 9/15/16		2,210	2,538,737
8.38%, 1/15/21		435	462,188
			6,248,818
Household Products — 0.5%
Ontex IV SA, 7.50%, 4/15/18 (c)	EUR	220	269,657
Spectrum Brands Holdings, Inc.:
9.50%, 6/15/18	USD	530	604,200
9.50%, 6/15/18 (c)		865	986,100
			1,859,957

See Notes to Financial Statements.
36	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders — 2.7%
The AES Corp., 7.38%, 7/01/21 (c)	USD	965	$1,100,100
Calpine Corp. (c):
7.25%, 10/15/17		265	280,900
7.50%, 2/15/21		150	162,750
7.88%, 1/15/23		420	457,800
Energy Future Holdings Corp., 10.00%, 1/15/20		4,640	5,017,000
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		1,413	1,534,871
11.75%, 3/01/22 (c)		1,260	1,291,500
Laredo Petroleum, Inc., 9.50%, 2/15/19		755	832,388
QEP Resources, Inc., 5.38%, 10/01/22		488	492,880
			11,170,189
Industrial Conglomerates — 2.4%
Sequa Corp. (c):
11.75%, 12/01/15		3,550	3,771,875
13.50%, 12/01/15		5,797	6,188,059
			9,959,934
Insurance — 1.0%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (c)(j)		2,500	2,628,125
CNO Financial Group, Inc., 9.00%, 1/15/18 (c)		543	584,404
Genworth Financial, Inc., 7.63%, 9/24/21		630	653,640
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		375	334,687
			4,200,856
IT Services — 1.7%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (c)		820	848,700
First Data Corp.:
7.38%, 6/15/19 (c)		285	288,206
8.88%, 8/15/20 (c)		795	860,588
8.25%, 1/15/21 (c)		950	919,125
12.63%, 1/15/21		2,150	2,257,500
SunGard Data Systems, Inc.:
7.38%, 11/15/18		650	698,750
7.63%, 11/15/20		880	950,400
			6,823,269
Machinery — 0.8%
Navistar International Corp.:
3.00%, 10/15/14 (f)		493	555,241
8.25%, 11/01/21		180	196,875
SPX Corp., 6.88%, 9/01/17		260	288,600
UR Financing Escrow Corp. (c)(k):
5.75%, 7/15/18		379	389,423
7.38%, 5/15/20		520	533,650
7.63%, 4/15/22		1,406	1,455,210
			3,418,999
Media — 14.2%
Affinion Group, Inc., 7.88%, 12/15/18		1,200	1,074,000
AMC Networks, Inc., 7.75%, 7/15/21 (c)		330	367,950
CCH II LLC, 13.50%, 11/30/16		4,549	5,231,387
CCO Holdings LLC:
7.88%, 4/30/18		160	174,800
7.38%, 6/01/20		390	429,000
6.50%, 4/30/21		724	769,250
Checkout Holding Corp., 10.96%, 11/15/15 (c)(e)		995	447,750
Cinemark USA, Inc., 8.63%, 6/15/19		375	417,187
Clear Channel Communications, Inc., 9.00%, 3/01/21		815	749,800
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		2,201	2,410,095
7.63%, 3/15/20 (c)		1,545	1,545,000
Series B, 9.25%, 12/15/17		8,680	9,548,000

Corporate Bonds	Par (000)		Value
Media (concluded)
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18	USD	1,028	$1,042,802
Loan Close 3, 4.00%, 8/15/18		1,175	1,192,222
Shares Loan, 4.00%, 8/15/18		1,212	1,229,600
CSC Holdings LLC, 8.50%, 4/15/14		580	643,800
DISH DBS Corp.:
7.00%, 10/01/13		140	150,325
6.75%, 6/01/21		610	677,100
Gray Television, Inc., 10.50%, 6/29/15		1,420	1,499,875
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (h)		510	348,075
9.50%, 5/15/15		460	362,250
Intelsat Luxembourg SA:
11.25%, 6/15/16		2,240	2,368,800
11.25%, 2/04/17		530	546,562
11.50%, 2/04/17 (i)		1,945	2,003,350
Interactive Data Corp., 10.25%, 8/01/18		1,990	2,243,725
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		500	572,500
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (c)	EUR	988	1,408,454
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (c)		505	709,876
Lamar Media Corp., 5.88%, 2/01/22 (c)	USD	295	307,906
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (c)		1,130	1,202,037
Musketeer GmbH, 9.50%, 3/15/21	EUR	518	745,342
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (c)	USD	825	907,500
Nielsen Finance LLC:
11.63%, 2/01/14		91	105,788
7.75%, 10/15/18		3,340	3,715,750
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (c)	GBP	308	483,872
ProQuest LLC, 9.00%, 10/15/18 (c)	USD	745	659,325
Unitymedia GmbH:
9.63%, 12/01/19	EUR	235	338,138
9.63%, 12/01/19		845	1,215,856
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH):
8.13%, 12/01/17 (c)	USD	935	1,014,475
8.13%, 12/01/17	EUR	662	948,131
UPC Holding BV, 9.88%, 4/15/18 (c)	USD	640	710,400
UPCB Finance II Ltd., 6.38%, 7/01/20 (c)	EUR	1,218	1,614,627
UPCB Finance II, Ltd., 6.38%, 7/01/20		514	681,378
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	476	817,850
Ziggo Bond Co. BV, 8.00%, 5/15/18	EUR	583	821,393
Ziggo Finance BV, 6.13%, 11/15/17 (c)		1,085	1,499,753
			57,953,056
Metals & Mining — 3.1%
Goldcorp, Inc., 2.00%, 8/01/14 (f)	USD	1,575	1,996,312
New World Resources NV, 7.88%, 5/01/18	EUR	990	1,338,761
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (f)	USD	2,170	2,994,600
Novelis, Inc., 8.75%, 12/15/20		4,920	5,485,800
Taseko Mines Ltd., 7.75%, 4/15/19		605	580,800
Vedanta Resources Plc, 8.25%, 6/07/21 (c)		415	382,838
			12,779,111
Multiline Retail — 1.7%
Dollar General Corp., 11.88%, 7/15/17 (h)		6,421	7,047,112
Oil, Gas & Consumable Fuels — 10.6%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		595	577,150
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (c)		660	679,800
Berry Petroleum Co., 8.25%, 11/01/16		750	781,875
Bill Barrett Corp., 9.88%, 7/15/16		35	38,675
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (c)		375	392,812

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	37

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	USD	190	$197,600
Chesapeake Midstream Partners LP, 6.13%, 7/15/22 (c)		405	419,175
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (c)		80	81,600
Coffeyville Resources LLC, 9.00%, 4/01/15 (c)		392	419,440
Concho Resources, Inc., 7.00%, 1/15/21		610	686,250
Consol Energy, Inc., 8.25%, 4/01/20		2,895	3,155,550
Continental Resources, Inc., 7.13%, 4/01/21		545	604,950
Copano Energy LLC, 7.13%, 4/01/21		495	524,700
Crosstex Energy LP, 8.88%, 2/15/18		265	287,525
Crown Oil Partners IV LP, 15.00%, 3/07/15		869	868,882
Denbury Resources, Inc.:
8.25%, 2/15/20		935	1,065,900
6.38%, 8/15/21		520	573,300
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		825	913,687
7.75%, 6/15/19		1,330	1,403,150
EV Energy Partners LP, 8.00%, 4/15/19		215	225,750
Hilcorp Energy I LP, 7.63%, 4/15/21 (c)		1,115	1,215,350
Holly Energy Partners LP, 6.50%, 3/01/20 (c)		230	234,888
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (c)		480	513,600
Linn Energy LLC:
6.50%, 5/15/19 (c)		145	147,900
6.25%, 11/01/19 (c)		2,680	2,676,650
8.63%, 4/15/20		330	366,300
7.75%, 2/01/21		305	327,875
MarkWest Energy Partners LP, 6.75%, 11/01/20		195	213,038
Newfield Exploration Co., 6.88%, 2/01/20		1,390	1,501,200
Niska Gas Storage US LLC, 8.88%, 3/15/18		835	801,600
Oasis Petroleum, Inc.:
7.25%, 2/01/19		480	508,800
6.50%, 11/01/21		430	442,900
OGX Petroleo e Gas Participações SA, 8.50%, 6/01/18 (c)		6,975	7,271,437
PBF Holding Co. LLC, 8.25%, 2/15/20 (c)		505	505,000
PetroBakken Energy, Ltd., 8.63%, 2/01/20 (c)		1,285	1,365,312
Petrohawk Energy Corp.:
10.50%, 8/01/14		555	616,744
7.88%, 6/01/15		695	734,094
7.25%, 8/15/18		470	537,562
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (c)		650	682,500
Pioneer Natural Resources Co.:
6.88%, 5/01/18		680	798,777
7.50%, 1/15/20		215	265,691
Plains Exploration & Production Co.:
6.63%, 5/01/21		1,180	1,274,400
6.75%, 2/01/22		750	821,250
Precision Drilling Corp., 6.50%, 12/15/21 (c)		440	469,700
Range Resources Corp.:
8.00%, 5/15/19		515	574,225
5.75%, 6/01/21		1,445	1,546,150
5.00%, 8/15/22 (k)		644	650,440
Ruby Pipeline LLC, 6.00%, 4/01/22 (c)		575	573,847
Samson Investment Co., 9.75%, 2/15/20 (c)		940	989,350
SandRidge Energy, Inc., 7.50%, 3/15/21		675	681,750
SM Energy Co., 6.63%, 2/15/19		195	209,138
			43,415,239

Corporate Bonds	Par (000)		Value
Paper & Forest Products — 2.5%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (c)(i)	USD	1,816	$1,325,406
Boise Paper Holdings LLC:
9.00%, 11/01/17		645	709,500
8.00%, 4/01/20		240	263,400
Clearwater Paper Corp.:
10.63%, 6/15/16		585	664,706
7.13%, 11/01/18		865	921,225
Georgia-Pacific LLC, 8.25%, 5/01/16 (c)		2,395	2,653,246
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (c)		505	518,888
NewPage Corp., 11.38%, 12/31/14 (b)(g)		3,130	1,885,825
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (c)		200	187,500
Verso Paper Holdings LLC, 11.50%, 7/01/14		1,139	1,161,780
			10,291,476
Pharmaceuticals — 0.6%
Capsugel Finance Co. SCA:
9.88%, 8/01/19	EUR	100	143,222
9.88%, 8/01/19 (c)		300	429,667
Jaguar Holding Co. II, 9.50%, 12/01/19 (c)	USD	620	678,125
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (c)		1,265	1,290,300
			2,541,314
Professional Services — 0.4%
FTI Consulting, Inc., 6.75%, 10/01/20		1,370	1,481,313
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19		2,070	2,116,575
The Rouse Co. LP, 6.75%, 11/09/15		770	805,612
			2,922,187
Real Estate Management & Development — 2.4%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		500	531,250
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	2,265,500
Realogy Corp.:
11.50%, 4/15/17		575	526,125
12.00%, 4/15/17		145	133,400
7.88%, 2/15/19 (c)		3,455	3,351,350
7.63%, 1/15/20 (c)		750	774,375
9.00%, 1/15/20 (c)		535	537,675
Shea Homes LP, 8.63%, 5/15/19 (c)		1,775	1,792,750
			9,912,425
Road & Rail — 1.6%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		190	198,075
Florida East Coast Railway Corp., 8.13%, 2/01/17		610	616,100
Hertz Corp.:
7.50%, 10/15/18		960	1,035,600
6.75%, 4/15/19 (c)		430	450,425
6.75%, 4/15/19		165	172,837
7.38%, 1/15/21		730	790,225
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	277	398,571
8.50%, 7/31/15 (c)		1,975	2,841,795
			6,503,628
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17	USD	850	835,125
Software — 0.2%
Sophia LP, 9.75%, 1/15/19 (c)		645	693,375

See Notes to Financial Statements.
38	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail — 2.4%
Asbury Automotive Group, Inc., 8.38%, 11/15/20	USD	540	$579,150
Hillman Group, Inc., 10.88%, 6/01/18		790	827,525
House of Fraser Funding Plc:
8.88%, 8/15/18 (c)	GBP	420	598,019
8.88%, 8/15/18		221	314,672
Limited Brands, Inc.:
8.50%, 6/15/19	USD	1,170	1,398,150
5.63%, 2/15/22		235	242,050
Phones4u Finance Plc, 9.50%, 4/01/18 (c)	GBP	545	760,828
QVC, Inc. (c):
7.13%, 4/15/17	USD	340	365,500
7.50%, 10/01/19		920	1,021,200
7.38%, 10/15/20		440	487,300
Sally Holdings LLC, 6.88%, 11/15/19 (c)		805	865,375
Sonic Automotive, Inc., 9.00%, 3/15/18		550	598,125
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (c)		220	226,050
United Auto Group, Inc., 7.75%, 12/15/16		1,550	1,615,891
			9,899,835
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (c)		632	664,390
Wireless Telecommunication Services — 5.3%
Cricket Communications, Inc., 7.75%, 5/15/16		900	958,500
Digicel Group Ltd. (c):
8.88%, 1/15/15		1,030	1,048,025
9.13%, 1/15/15		2,787	2,842,740
8.25%, 9/01/17		1,650	1,749,000
10.50%, 4/15/18		800	872,000
iPCS, Inc., 2.67%, 5/01/13 (h)		1,460	1,405,250
Matterhorn Mobile Holdings SA, 8.25%, 2/15/20	EUR	400	548,907
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	1,600	1,648,000
NII Capital Corp., 7.63%, 4/01/21		992	1,014,320
Sprint Capital Corp., 6.88%, 11/15/28		3,540	2,761,200
Sprint Nextel Corp. (c):
9.00%, 11/15/18		3,240	3,612,600
7.00%, 3/01/20		2,970	3,018,263
			21,478,805
Total Corporate Bonds — 101.8%			416,340,716

Floating Rate Loan Interests (h)
Airlines — 0.2%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		854	833,427
Auto Components — 0.2%
Schaeffler AG, Term Loan C2, 5.29%, 1/27/17		735	737,146
Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		748	759,414
Capital Markets — 0.4%
Nuveen Investments, Inc., Incremental Term Loan (First Lien):
7.25%, 5/13/17		995	1,001,965
7.25%, 3/14/19		615	620,381
			1,622,346
Chemicals — 0.2%
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan B (First Lien), 3.50%, 7/30/14		348	339,356
Styron Sarl LLC, Term Loan B, 6.00% – 6.75%, 8/02/17		692	624,186
			963,542

Floating Rate Loan Interests (h)	Par (000)		Value
Commercial Services & Supplies — 0.7%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16	USD	707	$704,788
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		875	875,936
Volume Services America, Inc. (FKA Centerplate), Term Loan B, 10.50% – 10.75%, 9/16/16		1,481	1,487,427
			3,068,151
Communications Equipment — 0.1%
Avaya, Inc., Term Loan B1, 3.24%, 10/24/14		290	283,756
Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		3,000	3,000,000
Consumer Finance — 1.7%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		7,480	6,818,843
Diversified Consumer Services — 0.0%
ServiceMaster Co.:
Delayed Draw Term Loan, 2.75%, 7/24/14		13	12,461
Term Loan, 2.77% – 3.03%, 7/24/14		127	125,134
			137,595
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
Term Loan B, 5.75%, 8/31/18		1,200	1,208,256
Tranche A Term Loan, 2.83%, 3/13/14		750	737,625
			1,945,881
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC (FKA CDW Corp.):
Extended Term Loan, 4.00%, 7/14/17		410	400,701
Term Loan, 3.75%, 10/10/14		155	153,990
			554,691
Energy Equipment & Services — 2.2%
CCS Corp., Incremental Term Loan, 5.62%, 10/17/14		405	405,405
Dynegy Midwest Generation LLC., Coal Co. Term Loan, 9.25%, 8/04/16		2,943	2,926,418
Dynegy Power LLC., Gas Co. Term Loan, 9.25%, 8/04/16		5,386	5,555,832
			8,887,655
Food & Staples Retailing — 0.1%
US Foodservice, Inc., Term Loan B, 2.74%, 7/03/14		250	241,250
Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		1,300	1,301,079
Health Care Equipment & Supplies — 0.3%
Hupah Finance, Inc., Term Loan B, 6.25%, 1/21/19		1,120	1,119,306
Health Care Providers & Services — 0.7%
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		574	562,318
Tranche A Additional Term Loan, 7.75%, 3/02/15		659	645,584
Health Management Associates, Inc., Term Loan B, 4.50%, 11/16/18		580	576,230
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		1,237	1,189,088
			2,973,220

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	39

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (h)	Par (000)		Value
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment Operating Co., Inc.:
Term Loan B-3, 3.00% – 3.58%, 1/28/15	USD	3,081	$2,886,683
Term Loan B-4, 9.50%, 10/31/16		720	740,621
OSI Restaurant Partners LLC:
Revolver, 2.56% – 2.79%, 6/14/13		14	13,572
Term Loan B, 2.56%, 6/14/14		141	137,678
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		1,550	1,397,588
Travelport LLC (FKA Travelport, Inc.):
Extended Tranche A Term Loan, 6.54%, 9/28/12		276	130,985
Extended Tranche B Term Loan, 14.04%, 12/01/16		857	192,775
			5,499,902
Independent Power Producers & Energy Traders — 0.1%
Texas Competitive Electric Holdings Co. LLC (FKA TXU), Extended Term Loan, 4.76%, 10/10/17		1,103	615,276
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 6.25%, 12/03/14		650	652,165
IT Services — 0.3%
First Data Corp., Extended Term Loan B, 4.24%, 3/23/18		1,160	1,040,914
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/20/13		865	875,544
Media — 5.1%
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning):
Term Loan, 2.49%, 7/03/14		485	450,080
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,412	2,334,094
Cequel Communications LLC, Term Loan B, 4.00%, 2/11/19		865	856,151
Clear Channel Communication:
Term Loan B, 3.89%, 1/28/16		3,180	2,609,805
Term Loan C, 3.89%, 1/28/16		567	449,112
HMH Publishing Co. Ltd., Tranche A Term Loan, 6.51%, 6/12/14		1,348	833,119
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		10,669	10,651,237
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		75	74,831
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,150	2,211,812
Univision Communications, Inc., Extended First Lien Term Loan, 4.52%, 3/31/17		500	464,325
			20,934,566
Multiline Retail — 0.3%
HEMA Holding BV, Mezzanine, 9.19%, 7/05/17 (i)	EUR	1,407	1,433,892
Oil, Gas & Consumable Fuels — 0.6%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	2,453	2,464,830
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		900	906,750
Verso Paper Finance Holdings LLC, Term Loan, 6.79% – 7.54%, 2/01/13 (i)		2,162	1,080,868
			1,987,618

Floating Rate Loan Interests (h)	Par (000)		Value
Pharmaceuticals — 0.5%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17	USD	1,485	$1,472,378
Pharmaceutical Product Development, Inc., Term Loan, 9.50%, 12/05/18		580	585,075
			2,057,453
Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		2,506	2,494,721
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit, 4.53%, 10/10/16		164	152,237
Extended Term Loan, 4.77%, 10/10/16		1,084	1,006,096
			1,158,333
Semiconductors & Semiconductor Equipment — 0.0%
NXP BV, Term Loan A-2, 5.50%, 3/03/17		100	99,250
Software — 0.2%
Infor Enterprise Solutions Holdings, Inc., Extended Delayed Draw Term Loan, 6.29%, 7/28/15		675	659,813
Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 2.99% – 3.30%, 5/29/14		778	736,782
Wireless Telecommunication Services — 1.3%
Crown Castle International Corp., Term Loan B, 4.00%, 1/25/19		345	343,430
Vodafone Americas Finance 2, Inc. (i):
Term Loan, 6.88%, 8/11/15		3,046	3,045,701
Term Loan B, 6.25%, 7/11/16		1,908	1,903,043
			5,292,174
Total Floating Rate Loan Interests — 20.3%			83,250,535

Other Interests (l)	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow	790	7,900
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate	4,650	46
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (b)	970	10
Media — 0.0%
Adelphia Escrow (b)	1,250	12
Adelphia Recovery Trust (b)	1,568	157
		169
Total Other Interests — 0.0%		8,125

Preferred Securities	Par (000)
Capital Trusts — 0.2%
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (h)	1,270	871,538

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Auto Components — 0.8%
Dana Holding Corp., 4.00% (c)(f)	25,990	$3,498,904
Diversified Financial Services — 1.1%
Ally Financial, Inc., 7.00% (c)	5,010	4,347,114
Media — 0.1%
TRA Global, Inc., 0.00% (b)	420,689	517,448
Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (b)	13,326	189,229
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00% (b)(h)	40,000	74,000
Freddie Mac, Series Z, 8.38% (b)(h)	108,377	160,398
		234,398
Total Preferred Stocks — 2.1%		8,787,093

Trust Preferreds
Diversified Financial Services — 0.9%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)	109,590	2,564,683
RBS Capital Funding Trust VII, 6.08%, 12/31/49 (f)	67,000	915,890
Total Trust Preferreds — 0.9%		3,480,573
Total Preferred Securities — 3.2%		13,139,204

Warrants (m)
Containers & Packaging — 0.0%
MDP Acquisitions Plc (Expires 10/10/13)	1,100	58,653
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	52,465	1
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	819	—
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)	62,894	454,271
New Vision Holdings LLC (Expires 9/30/14)	26,189	—
		454,271
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	491	—
HMH Holdings/EduMedia (Expires 3/09/17)	20,878	—
Total Warrants — 0.1%		512,925
Total Long-Term Investments
(Cost — $533,487,280) — 133.7%		547,150,702

Options Purchased	Contracts
Exchange-Traded Put Options — 0.1%
SPDR S&P 500 ETF Trust:
Strike Price USD 134.00, Expires 3/17/12	1,725	162,150
Strike Price USD 136.00, Expires 3/17/12	300	47,400
Strike Price USD 136.00, Expires 4/21/12	300	95,700
Total Options Purchased (Cost — $664,541) — 0.1%		305,250
Total Investments Before Options Written (Cost — $534,151,821) — 133.8%		547,455,952

Options Written	Contracts	Value
Exchange-Traded Put Options — (0.0)%
SPDR S&P 500 ETF Trust, Strike Price USD 125.00, Expires 3/17/12	1,725	$(25,013)
Total Options Written (Premiums Received — $123,355) — (0.0)%		(25,013)
Total Investments, Net of Options Written — 133.8%		547,430,939
Liabilities in Excess of Other Assets — (33.8)%		(138,255,059)
Net Assets — 100.0%		$409,175,880

(a)	Restricted security as to resale. As of report date the Trust held 2.7% of its net assets, with a current value of $11,248,714 in this security.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Convertible security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(j)	All or a portion of security has been pledged as collateral in connection with swaps.

(k)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America Securities, Inc.	$650,440	$6,440
Morgan Stanley & Co., Inc.	$2,378,283	$73,283

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

•	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,171,689	(1,171,689)	—	$397

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
179	S&P 500	Chicago	March 2012	$12,211,380	$(387,946)
	Index E-Mini	Mercantile

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	41

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Foreign currency exchange contracts as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	110,000	USD	172,509	Royal Bank of Scotland Plc	4/11/12	$2,440
USD	1,461,430	CAD	1,500,000	Citibank NA	4/11/12	(53,214)
USD	3,457,588	CAD	3,531,000	Royal Bank of Scotland Plc	4/11/12	(107,884)
USD	4,940,604	GBP	3,223,000	UBS Securities LLC	4/11/12	(185,410)
EUR	170,000	USD	220,118	Citibank NA	4/18/12	6,417
EUR	480,000	USD	646,239	Deutsche Bank AG	4/18/12	(6,610)
USD	27,919,892	EUR	21,736,000	Citibank NA	4/18/12	(1,044,650)
USD	389,040	EUR	296,000	Citibank NA	4/18/12	(5,398)
USD	809,101	EUR	610,000	Citibank NA	4/18/12	(3,761)
USD	194,527	EUR	147,000	Citibank NA	4/18/12	(1,359)
USD	153,982	EUR	119,000	Deutsche Bank AG	4/18/12	(4,593)
USD	66,299	EUR	50,000	Deutsche Bank AG	4/18/12	(329)
USD	1,178,909	EUR	905,000	Royal Bank of Scotland Plc	4/18/12	(27,058)
USD	501,389	EUR	378,000	Royal Bank of Scotland Plc	4/18/12	(2,319)
USD	627,484	EUR	475,000	UBS Securities LLC	4/18/12	(5,482)
Total						$(1,439,210)

•	Credit default swaps on single-name issues — buy protection outstanding as of February 29, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
MGM Resorts International	5.00%	Deutsche Band AG	6/20/15	$155	$(8,626)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$130	(8,465)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$250	(13,059)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$130	(3,687)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$130	(4,649)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$450	23,961
Realogy Corp.	5.00%	Goldman Sachs International	9/20/16	$200	(23,109)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	$350	(35,906)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/17	$335	(3,483)
Israel Government Bond	1.00%	Deutsche Bank AG	3/20/17	$1,000	(11,089)
Total					$(88,112)

•	Credit default swaps on single-name issues — sold protection outstanding as of February 29, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Air Lease Corp.	5.00%	Goldman Sachs International	2/14/13	Not Rated	$800	$1,103
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB–	$4,700	313,885
ARAMARK Corp.	5.00%	Goldman Sachs International	3/20/16	B	$750	39,744
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B	$500	23,789
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B	$500	26,932
ARAMARK Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B	$200	16,201
ARAMARK Corp.	5.00%	Goldman Sachs International	9/20/16	B	$200	15,461
ARAMARK Corp.	5.00%	Goldman Sachs International	9/20/16	B	$450	20,322
Bausch & Lomb, Inc.	5.00%	Credit Suisse Securities (USA) LLC	3/20/17	B	$160	8,011
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B	$295	6,353
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B–	$690	14,966
Ford Motor Co.	5.00%	Deutsche Bank AG	3/20/17	BB+	$2,200	132,448
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB–	$2,400	(134)
Total						$619,081

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$14,848,884	$11,847,986	$7,202,327	$33,899,197
Corporate Bonds	—	409,644,549	6,696,167	416,340,716
Floating Rate Loan Interests	—	69,391,312	13,859,223	83,250,535
Other Interests	157	—	7,968	8,125
Preferred Securities	3,904,201	8,717,556	517,447	13,139,204
Warrants	—	512,924	1	512,925
Total	$18,753,242	$500,114,327	$28,283,133	$547,150,702

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$313,222	$329,954	$643,176
Foreign currency exchange contracts	—	8,857	—	8,857
Equity contracts	$305,250	—	—	305,250
Liabilities:
Credit contracts	—	(112,073)	(134)	(112,207)
Foreign currency exchange contracts	—	(1,448,067)	—	(1,448,067)
Equity contracts	(412,959)	—	—	(412,959)
Total	$(107,709)	$(1,238,061)	$329,820	$(1,015,950)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Balance, as of August 31, 2011	$3,390,998	$8,408,570	$14,224,136	$3,097,694	$985,270	$355,505	$30,462,173
Accrued discounts/premiums	—	3,387	120,185	—	—	—	123,572
Net realized gain (loss)	8,788	(3,496,785)	(359,806)	—	—	—	(3,847,803)
Net change in unrealized appreciation/depreciation[2]	2,239,989	3,519,894	(839,134)	(3,089,726)	(467,823)	(275)	1,362,925
Purchases	1,573,669	935,832	620,035	—	—	—	3,129,536
Sales	(11,117)	(2,674,731)	(991,223)	—	—	—	(3,677,071)
Transfers in3	—	—	3,304,905	—	—	—	3,304,905
Transfers out[3]	—	—	(2,219,875)	—	—	(355,229)	(2,575,104)
Balance, as of February 29, 2012	$7,202,327	$6,696,167	$13,859,223	$7,968	$517,447	$1	$28,283,133

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held at February 29, 2012 was $(2,179,491).

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of August 31, 2011	—
Accrued discounts/premiums	$(43,709)
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	329,820
Purchases	—
Issuances[5]	408,569
Sales	—
Settlements[6]	(364,860)
Transfers in7	—
Transfers out[7]	—
Balance, as of February 29, 2012	$329,820

[4]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on derivative financial instruments still held at February 29, 2012 was $329,820.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	43

Consolidated Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components — 3.1%
Dana Holding Corp. (a)		94,250	$1,508,000
Delphi Automotive Plc		21,191	678,109
Delphi Automotive Plc (180-day lock) (Acquired 11/17/11, cost $4,028,721) (b)		355,462	11,090,417
			13,276,526
Capital Markets — 0.3%
E*Trade Financial Corp. (a)		116,200	1,119,006
Commercial Banks — 0.2%
CIT Group, Inc. (a)		26,110	1,062,938
Communications Equipment — 0.4%
Loral Space & Communications Ltd. (a)		21,531	1,533,868
Diversified Financial Services — 0.6%
Kcad Holdings I Ltd.		305,538,344	2,797,204
Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc. (a)		23,800	578,578
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		116,910	585
Energy Equipment & Services — 1.2%
Laricina Energy Ltd. (a)		70,588	3,031,977
Osum Oil Sands Corp. (a)		124,000	1,566,527
Transocean Ltd.		8,400	448,056
			5,046,560
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)		1,816	182
Travelport Worldwide Ltd.		118,935	59,467
			59,649
Media — 1.7%
Belo Corp., Class A		73,341	525,855
Charter Communications, Inc. (a)		101,076	6,409,229
Clear Channel Outdoor Holdings, Inc., Class A (a)		14,553	192,536
			7,127,620
Metals & Mining — 0.1%
African Minerals Ltd. (a)		72,301	660,981
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)		221,591	349,368
Ainsworth Lumber Co. Ltd. (a)		192,951	304,213
Western Forest Products, Inc. (a)		78,039	75,716
			729,297
Professional Services — 0.0%
Pendrell Corp. (a)		5,400	13,068
Road & Rail — 0.2%
Dollar Thrifty Automotive Group, Inc. (a)		9,100	690,781
Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., Class A (a)		103,218	1,321,190
SunPower Corp. (a)		431	3,246
			1,324,436
Software — 0.0%
Bankruptcy Management Solutions, Inc. (a)		787	16
HMH Holdings/EduMedia		141,287	35,322
			35,338
Total Common Stocks — 8.4%			36,056,435

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	370	$389,425
7.13%, 3/15/21		520	557,050
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,144	1,232,660
			2,179,135
Airlines — 2.2%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		1,744	1,848,640
Continental Airlines, Inc.:
6.75%, 9/15/15 (c)		900	909,000
6.90%, 7/02/18		793	791,454
Series 2010-1, Class B, 6.00%, 7/12/20		672	651,508
Delta Air Lines, Inc.:
Series 2009-1-B, Class B, 9.75%, 6/17/18		293	310,913
Series 2010-1-B, 6.38%, 7/02/17		900	841,500
United Air Lines, Inc., 12.75%, 7/15/12		3,064	3,171,333
US Airways Pass-Through Trust, Series 2011-1, Class C, 10.88%, 10/22/14		1,070	1,070,000
			9,594,348
Auto Components — 1.8%
Allison Transmission, Inc., 11.00%, 11/01/15 (c)		113	119,356
Baker Corp. International, Inc., 8.25%, 6/01/19 (c)		325	331,500
Dana Holding Corp., 6.75%, 2/15/21		700	757,750
Delphi Corp., 6.13%, 5/15/21 (c)		260	278,850
Icahn Enterprises LP, 8.00%, 1/15/18		5,060	5,363,600
International Automotive Components Group, SL, 9.13%, 6/01/18 (c)		70	62,300
Titan International, Inc., 7.88%, 10/01/17		720	765,000
			7,678,356
Beverages — 0.4%
Cott Beverages, Inc., 8.13%, 9/01/18		413	455,333
Crown European Holdings SA (c):
7.13%, 8/15/18	EUR	413	589,444
7.13%, 8/15/18		465	663,660
			1,708,437
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (c)	USD	349	350,942
Building Products — 0.7%
Building Materials Corp. of America (c):
7.00%, 2/15/20		700	759,500
6.75%, 5/01/21		1,580	1,718,250
Momentive Performance Materials, Inc., 11.50%, 12/01/16		740	621,600
			3,099,350
Capital Markets — 1.1%
American Capital Ltd., 7.96%, 12/31/13 (d)		1,100	1,120,394
E*Trade Financial Corp.:
12.50%, 11/30/17		1,660	1,933,900
3.46%, 8/31/19 (c)(e)(f)		380	359,575
KKR Group Finance Co., 6.38%, 9/29/20 (c)		1,020	1,085,501
			4,499,370
Chemicals — 3.8%
American Pacific Corp., 9.00%, 2/01/15		1,400	1,365,000
Ashland, Inc., 9.13%, 6/01/17		670	752,075
Basell Finance Co. BV, 8.10%, 3/15/27 (c)		770	881,650
Celanese US Holdings LLC, 5.88%, 6/15/21		2,780	3,030,200
Chemtura Corp., 7.88%, 9/01/18		585	628,875
Hexion U.S. Finance Corp., 9.00%, 11/15/20		485	475,300
Huntsman International LLC, 8.63%, 3/15/21		265	299,450
Ineos Finance Plc, 8.38%, 2/15/19 (c)		725	770,312

See Notes to Financial Statements.
44	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	591	$809,042
Kraton Polymers LLC, 6.75%, 3/01/19	USD	195	198,900
Lyondell Chemical Co., 11.00%, 5/01/18		4,232	4,639,715
LyondellBasell Industries NV, 6.00%, 11/15/21 (c)		250	274,375
Nexeo Solutions LLC, 8.38%, 3/01/18 (c)		290	290,000
PolyOne Corp., 7.38%, 9/15/20		335	360,963
Solutia, Inc., 7.88%, 3/15/20		955	1,119,737
TPC Group LLC, 8.25%, 10/01/17		520	548,600
			16,444,194
Commercial Banks — 2.0%
CIT Group, Inc. (c):
7.00%, 5/02/16		3,305	3,309,131
7.00%, 5/02/17		4,165	4,170,206
5.50%, 2/15/19		930	949,763
			8,429,100
Commercial Services & Supplies — 2.0%
ACCO Brands Corp., 10.63%, 3/15/15		510	562,917
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		840	832,641
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (c)		159	166,264
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (c)		43	40,850
Casella Waste Systems, Inc., 7.75%, 2/15/19		1,016	1,010,920
Clean Harbors, Inc., 7.63%, 8/15/16		590	625,400
Iron Mountain, Inc., 7.75%, 10/01/19		640	707,200
Mobile Mini, Inc., 7.88%, 12/01/20		570	598,500
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (c)		935	1,084,600
8.25%, 2/01/21		1,348	1,428,880
Verisure Holding AB:
8.75%, 9/01/18	EUR	385	518,065
8.75%, 12/01/18		139	164,819
WCA Waste Corp., 7.50%, 6/15/19 (c)	USD	520	526,500
West Corp., 8.63%, 10/01/18		210	230,475
			8,498,031
Communications Equipment — 0.8%
Avaya, Inc., 9.75%, 11/01/15		1,160	1,160,000
Frontier Communications Corp., 6.25%, 1/15/13		1,390	1,435,175
Hughes Satellite Systems Corp., 6.50%, 6/15/19		580	614,800
			3,209,975
Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (f)		340	407,150
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	200	273,175
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (c)	USD	300	315,750
			588,925
Construction Materials — 0.2%
Xefin Lux SCA:
8.00%, 6/01/18	EUR	210	281,182
8.00%, 6/01/18 (c)		393	526,211
			807,393
Consumer Finance — 1.7%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	710	756,150
Ford Motor Credit Co. LLC:
7.80%, 6/01/12		300	303,698
7.00%, 4/15/15		3,140	3,485,400
12.00%, 5/15/15		1,150	1,446,060
6.63%, 8/15/17		185	209,635
5.88%, 8/02/21		907	1,012,187
Springleaf Finance (FKA AGFS Funding Co.), 6.90%, 12/15/17		160	124,000
			7,337,130

Corporate Bonds	Par (000)		Value
Containers & Packaging — 1.3%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (c)	USD	210	$225,750
7.38%, 10/15/17	EUR	100	140,558
7.38%, 10/15/17 (c)		574	806,801
9.13%, 10/15/20 (c)	USD	615	634,987
Berry Plastics Corp.:
4.42%, 9/15/14 (g)		465	445,238
8.25%, 11/15/15		185	198,875
9.75%, 1/15/21		560	599,200
GCL Holdings SCA, 9.38%, 4/15/18 (c)	EUR	414	492,278
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	580	638,000
OI European Group BV, 6.88%, 3/31/17	EUR	254	351,940
Sealed Air Corp., 8.38%, 9/15/21 (c)	USD	395	452,275
Smurfit Kappa Acquisitions (c):
7.25%, 11/15/17	EUR	52	74,129
7.75%, 11/15/19		449	644,563
			5,704,594
Diversified Consumer Services — 1.5%
Service Corp. International, 7.00%, 6/15/17	USD	4,775	5,348,000
ServiceMaster Co., 8.00%, 2/15/20 (c)		1,020	1,076,100
			6,424,100
Diversified Financial Services — 5.0%
Ally Financial, Inc.:
7.50%, 12/31/13		700	745,500
8.30%, 2/12/15		950	1,049,750
6.25%, 12/01/17		820	847,567
7.50%, 9/15/20		1,050	1,156,312
8.00%, 11/01/31		1,820	2,031,575
8.00%, 11/01/31		950	1,030,802
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		577	615,226
Boparan Holdings Ltd. (c):
9.75%, 4/30/18	EUR	166	217,623
9.88%, 4/30/18	GBP	225	352,583
DPL, Inc., 7.25%, 10/15/21 (c)	USD	1,230	1,402,200
FCE Bank Plc, 4.75%, 1/19/15	EUR	1,793	2,448,509
General Motors Financial Co., Inc., 6.75%, 6/01/18	USD	460	496,413
Leucadia National Corp., 8.13%, 9/15/15		1,232	1,370,600
Reynolds Group Issuer, Inc. (c):
8.75%, 10/15/16		941	1,002,165
8.75%, 10/15/16 (h)	EUR	385	544,994
8.75%, 10/15/16		756	1,070,170
7.13%, 4/15/19	USD	385	407,138
7.88%, 8/15/19		1,645	1,801,275
9.88%, 8/15/19		1,695	1,752,206
WMG Acquisition Corp. (c):
9.50%, 6/15/16		190	209,950
11.50%, 10/01/18		910	966,875
			21,519,433
Diversified Telecommunication Services — 3.3%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,680	1,507,800
GCI, Inc., 6.75%, 6/01/21		444	449,550
ITC Deltacom, Inc., 10.50%, 4/01/16		440	458,700
Level 3 Escrow, Inc., 8.13%, 7/01/19 (c)		3,737	3,914,507
Level 3 Financing, Inc., 8.63%, 7/15/20 (c)		1,660	1,772,050
Qwest Communications International, Inc.:
7.50%, 2/15/14		2,100	2,107,350
8.00%, 10/01/15		1,010	1,084,172

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	45

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Qwest Corp., 7.63%, 6/15/15	USD	875	$995,389
Videotron Ltee, 5.00%, 7/15/22 (c)		230	230,575
Windstream Corp.:
8.13%, 8/01/13		703	753,968
7.88%, 11/01/17		627	706,943
			13,981,004
Electric Utilities — 0.8%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	2,600	3,237,088
Electronic Equipment, Instruments & Components — 0.2%
Elster Finance BV, 6.25%, 4/15/18 (c)		173	233,715
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	365	434,350
NXP BV/NXP Funding LLC, 9.75%, 8/01/18 (c)		310	350,687
			1,018,752
Energy Equipment & Services — 3.2%
Antero Resources Finance Corp., 7.25%, 8/01/19 (c)		260	274,300
Atwood Oceanics, Inc., 6.50%, 2/01/20		215	226,288
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		610	610,000
Compagnie Générale de Géophysique-Veritas, 7.75%, 5/15/17		395	411,294
Forbes Energy Services Ltd., 9.00%, 6/15/19		555	546,675
Frac Tech Services LLC, 7.63%, 11/15/18 (c)		2,730	2,914,275
Key Energy Services, Inc., 6.75%, 3/01/21		700	733,250
MEG Energy Corp., 6.50%, 3/15/21 (c)		1,530	1,637,100
Oil States International, Inc., 6.50%, 6/01/19		495	532,125
Peabody Energy Corp., 6.25%, 11/15/21 (c)		4,070	4,263,325
Transocean, Inc., 6.38%, 12/15/21		1,170	1,380,775
			13,529,407
Food Products — 0.2%
Darling International, Inc., 8.50%, 12/15/18		375	421,875
Post Holdings, Inc., 7.38%, 2/15/22 (c)		350	372,750
			794,625
Health Care Equipment & Supplies — 2.2%
Biomet, Inc.:
10.00%, 10/15/17		300	325,875
10.38%, 10/15/17 (i)		2,240	2,438,800
DJO Finance LLC:
10.88%, 11/15/14		3,595	3,657,912
7.75%, 4/15/18		160	137,600
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (c)		1,010	1,065,550
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (c)		324	358,830
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (c)		850	981,750
Teleflex, Inc., 6.88%, 6/01/19		455	490,263
			9,456,580
Health Care Providers & Services — 5.4%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		640	654,400
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (c)	EUR	694	959,289
Crown Newco 3 Plc, 7.00%, 2/15/18 (c)	GBP	575	902,189
HCA, Inc.:
8.50%, 4/15/19	USD	205	229,600
6.50%, 2/15/20		3,100	3,324,750
7.88%, 2/15/20		145	159,863
7.25%, 9/15/20		4,020	4,381,800
5.88%, 3/15/22		425	435,625
Health Management Associates, Inc., 7.38%, 1/15/20 (c)		1,460	1,522,050
IASIS Healthcare LLC, 8.38%, 5/15/19		1,170	1,117,350
INC Research LLC, 11.50%, 7/15/19 (c)		640	614,400

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
inVentiv Health, Inc., 10.00%, 8/15/18 (c)	USD	200	$182,000
Omnicare, Inc., 7.75%, 6/01/20		1,520	1,692,900
PSS World Medical, Inc., 6.38%, 3/01/22 (c)		450	468,000
Symbion, Inc., 8.00%, 6/15/16		535	516,275
Tenet Healthcare Corp.:
10.00%, 5/01/18		1,270	1,479,550
6.25%, 11/01/18 (c)		510	543,787
8.88%, 7/01/19		3,360	3,830,400
			23,014,228
Health Care Technology — 1.0%
IMS Health, Inc., 12.50%, 3/01/18 (c)		3,760	4,474,400
Hotels, Restaurants & Leisure — 2.6%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		535	585,825
10.00%, 12/15/18		2,265	1,749,712
Caesars Operating Escrow, LLC., 8.50%, 2/15/20 (c)		1,105	1,127,100
Diamond Resorts Corp., 12.00%, 8/15/18		1,860	1,962,300
El Dorado Resorts LLC, 8.63%, 6/15/19 (c)		210	200,025
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	501	645,603
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (c)	USD	441	388,080
MGM Resorts International:
10.38%, 5/15/14		415	472,063
4.25%, 4/15/15 (f)		830	890,175
11.13%, 11/15/17		2,210	2,513,875
Travelport LLC:
5.15%, 9/01/14 (g)		235	120,438
9.88%, 9/01/14		50	28,625
9.00%, 3/01/16		190	100,700
6.58%, 12/01/16 (c)(g)(i)		627	442,069
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(j)		515	—
			11,226,590
Household Durables — 1.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17		2,080	2,267,200
Jarden Corp., 7.50%, 1/15/20	EUR	455	612,258
Ryland Group, Inc., 6.63%, 5/01/20	USD	525	535,500
Standard Pacific Corp.:
10.75%, 9/15/16		2,355	2,705,306
8.38%, 1/15/21		455	483,438
			6,603,702
Household Products — 0.5%
Ontex IV SA, 7.50%, 4/15/18 (c)	EUR	220	269,657
Spectrum Brands Holdings, Inc.:
9.50%, 6/15/18	USD	560	638,400
9.50%, 6/15/18 (c)		910	1,037,400
			1,945,457
Independent Power Producers & Energy Traders — 2.9%
AES Corp., 7.38%, 7/01/21 (c)		1,010	1,151,400
Calpine Corp. (c):
7.25%, 10/15/17		275	291,500
7.50%, 2/15/21		160	173,600
7.88%, 1/15/23		435	474,150
Energy Future Holdings Corp., 10.00%, 1/15/20		4,870	5,265,687
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		1,486	1,614,168
11.75%, 3/01/22 (c)		2,210	2,265,250
Laredo Petroleum, Inc., 9.50%, 2/15/19		790	870,975
QEP Resources, Inc., 5.38%, 10/01/22		513	518,130
			12,624,860

See Notes to Financial Statements.
46	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Industrial Conglomerates — 2.5%
Sequa Corp. (c):
11.75%, 12/01/15	USD	3,810	$4,048,125
13.50%, 12/01/15		6,236	6,657,050
			10,705,175
Insurance — 1.2%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (c)(k)		2,600	2,733,250
CNO Financial Group, Inc., 9.00%, 1/15/18 (c)		573	616,691
Genworth Financial, Inc.:
7.63%, 9/24/21		660	684,766
6.15%, 11/15/66 (g)		1,335	916,144
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		395	352,537
			5,303,388
IT Services — 1.7%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (c)		860	890,100
First Data Corp.:
7.38%, 6/15/19 (c)		300	303,375
8.88%, 8/15/20 (c)		830	898,475
8.25%, 1/15/21 (c)		1,000	967,500
12.63%, 1/15/21		2,260	2,373,000
SunGard Data Systems, Inc.:
7.38%, 11/15/18		680	731,000
7.63%, 11/15/20		930	1,004,400
			7,167,850
Machinery — 0.8%
Navistar International Corp.:
3.00%, 10/15/14 (f)		511	575,514
8.25%, 11/01/21		188	205,625
SPX Corp., 6.88%, 9/01/17		275	305,250
UR Financing Escrow Corp. (c)(l):
5.75%, 7/15/18		398	408,945
7.38%, 5/15/20		540	554,175
7.63%, 4/15/22		1,289	1,334,115
			3,383,624
Media — 14.4%
Affinion Group, Inc., 7.88%, 12/15/18		1,260	1,127,700
AMC Networks, Inc., 7.75%, 7/15/21 (c)		350	390,250
CCH II LLC, 13.50%, 11/30/16		5,116	5,883,844
CCO Holdings LLC:
7.88%, 4/30/18		160	174,800
7.38%, 6/01/20		410	451,000
6.50%, 4/30/21		755	802,187
Checkout Holding Corp., 10.96%, 11/15/15 (c)(e)		1,040	468,000
Cinemark USA, Inc., 8.63%, 6/15/19		390	433,875
Clear Channel Communications, Inc., 9.00%, 3/01/21		845	777,400
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		2,323	2,543,685
7.63%, 3/15/20 (c)		1,625	1,625,000
Series B, 9.25%, 12/15/17		9,551	10,506,100
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		1,060	1,075,390
Loan Close 3, 4.00%, 8/15/18		1,212	1,229,480
Shares Loan, 4.00%, 8/15/18		1,250	1,268,025
CSC Holdings LLC, 8.50%, 4/15/14		550	610,500
DISH DBS Corp.:
7.00%, 10/01/13		150	161,063
6.75%, 6/01/21		630	699,300
Gray Television, Inc., 10.50%, 6/29/15		1,425	1,505,156
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (g)		550	375,375
9.50%, 5/15/15		490	385,875

Corporate Bonds	Par (000)		Value
Media (concluded)
Intelsat Luxembourg SA:
11.25%, 6/15/16	USD	2,370	$2,506,275
11.25%, 2/04/17		560	577,500
11.50%, 2/04/17 (i)		2,070	2,132,100
Interactive Data Corp., 10.25%, 8/01/18		2,080	2,345,200
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		525	601,125
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (c)	EUR	1,037	1,478,306
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (c)		530	745,018
Lamar Media Corp., 5.88%, 2/01/22 (c)	USD	310	323,563
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (c)		1,170	1,244,587
Musketeer GmbH, 9.50%, 3/15/21 (c)	EUR	548	788,508
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (c)	USD	1,015	1,116,500
Nielsen Finance LLC:
11.63%, 2/01/14		147	170,888
7.75%, 10/15/18		3,425	3,810,312
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (c)	GBP	324	509,008
ProQuest LLC, 9.00%, 10/15/18 (c)	USD	775	685,875
Unitymedia GmbH:
9.63%, 12/01/19	EUR	244	351,088
9.63%, 12/01/19 (c)		900	1,294,995
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH):
8.13%, 12/01/17		120	171,867
8.13%, 12/01/17 (c)	USD	885	960,225
8.13%, 12/01/17	EUR	701	1,003,988
UPC Holding BV, 9.88%, 4/15/18 (c)	USD	640	710,400
UPCB Finance II Ltd.:
6.38%, 7/01/20 (c)	EUR	1,273	1,687,537
6.38%, 7/01/20		514	681,378
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	495	850,495
Ziggo Bond Co. BV, 8.00%, 5/15/18	EUR	610	859,433
Ziggo Finance BV, 6.13%, 11/15/17 (c)		1,136	1,570,248
			61,670,424
Metals & Mining — 3.1%
Goldcorp, Inc., 2.00%, 8/01/14 (f)	USD	1,650	2,091,375
New World Resources NV, 7.88%, 5/01/18	EUR	1,055	1,426,660
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (f)	USD	2,275	3,139,500
Novelis, Inc., 8.75%, 12/15/20		5,140	5,731,100
Taseko Mines Ltd., 7.75%, 4/15/19		650	624,000
Vedanta Resources Plc, 8.25%, 6/07/21 (c)		435	401,287
			13,413,922
Multiline Retail — 1.7%
Dollar General Corp., 11.88%, 7/15/17 (g)		6,753	7,411,485
Oil, Gas & Consumable Fuels — 10.7%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		625	606,250
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (c)		660	679,800
Berry Petroleum Co., 8.25%, 11/01/16		800	834,000
Bill Barrett Corp., 9.88%, 7/15/16		35	38,675
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (c)		400	419,000
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		200	208,000
Chesapeake Midstream Partners LP, 6.13%, 7/15/22 (c)		425	439,875
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (c)		80	81,600
Coffeyville Resources LLC, 9.00%, 4/01/15 (c)		414	442,980
Concho Resources, Inc., 7.00%, 1/15/21		635	714,375
Consol Energy, Inc., 8.25%, 4/01/20		3,050	3,324,500
Continental Resources, Inc., 7.13%, 4/01/21		575	638,250

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	47

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Copano Energy LLC, 7.13%, 4/01/21	USD	520	$551,200
Crosstex Energy LP, 8.88%, 2/15/18		280	303,800
Crown Oil Partners IV LP, 15.00%, 3/07/15		911	910,654
Denbury Resources, Inc.:
8.25%, 2/15/20		1,000	1,140,000
6.38%, 8/15/21		540	595,350
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		860	952,450
7.75%, 6/15/19		1,390	1,466,450
EV Energy Partners LP, 8.00%, 4/15/19		220	231,000
Hilcorp Energy I LP, 7.63%, 4/15/21 (c)		1,165	1,269,850
Holly Energy Partners LP, 6.50%, 3/01/20 (c)		245	250,206
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (c)		505	540,350
Linn Energy LLC:
6.50%, 5/15/19 (c)		145	147,900
6.25%, 11/01/19 (c)		2,805	2,801,494
8.63%, 4/15/20		345	382,950
7.75%, 2/01/21		320	344,000
MarkWest Energy Partners LP, 6.75%, 11/01/20		205	223,963
Newfield Exploration Co., 6.88%, 2/01/20		1,455	1,571,400
Niska Gas Storage US LLC, 8.88%, 3/15/18		890	854,400
Oasis Petroleum, Inc.:
7.25%, 2/01/19		510	540,600
6.50%, 11/01/21		450	463,500
OGX Petroleo e Gas Participações SA, 8.50%, 6/01/18 (c)		7,500	7,818,750
PBF Holding Co. LLC, 8.25%, 2/15/20 (c)		530	530,000
PetroBakken Energy Ltd., 8.63%, 2/01/20 (c)		1,345	1,429,062
Petrohawk Energy Corp.:
10.50%, 8/01/14		595	661,194
7.88%, 6/01/15		680	718,250
7.25%, 8/15/18		495	566,156
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (c)		690	724,500
Pioneer Natural Resources Co.:
6.88%, 5/01/18		715	839,890
7.50%, 1/15/20		225	278,048
Plains Exploration & Production Co.:
6.63%, 5/01/21		1,245	1,344,600
6.75%, 2/01/22		800	876,000
Precision Drilling Corp., 6.50%, 12/15/21 (c)		460	491,050
Range Resources Corp.:
8.00%, 5/15/19		600	669,000
5.75%, 6/01/21		1,520	1,626,400
5.00%, 8/15/22 (l)		644	650,440
Ruby Pipeline LLC, 6.00%, 4/01/22 (c)		605	603,787
Samson Investment Co., 9.75%, 2/15/20 (c)		1,030	1,084,075
SandRidge Energy, Inc., 7.50%, 3/15/21		710	717,100
SM Energy Co., 6.63%, 2/15/19		205	219,863
			45,816,987
Paper & Forest Products — 2.5%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (c)(i)		1,927	1,407,001
Boise Paper Holdings LLC:
9.00%, 11/01/17		680	748,000
8.00%, 4/01/20		240	263,400
Clearwater Paper Corp.:
10.63%, 6/15/16		625	710,156
7.13%, 11/01/18		885	942,525
Georgia-Pacific LLC, 8.25%, 5/01/16 (c)		2,570	2,847,115
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (c)		535	549,713
NewPage Corp., 11.38%, 12/31/14 (a)(j)		3,350	2,018,375
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (c)		200	187,500
Verso Paper Holdings LLC, 11.50%, 7/01/14		1,202	1,226,040
			10,899,825

Corporate Bonds	Par (000)		Value
Pharmaceuticals — 0.6%
Capsugel Finance Co. SCA:
9.88%, 8/01/19	EUR	105	$150,383
9.88%, 8/01/19 (c)		300	429,667
Jaguar Holding Co. II, 9.50%, 12/01/19 (c)	USD	650	710,937
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (c)		1,310	1,336,200
			2,627,187
Professional Services — 0.4%
FTI Consulting, Inc., 6.75%, 10/01/20		1,450	1,567,813
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19		2,170	2,218,825
The Rouse Co. LP, 6.75%, 11/09/15		805	842,231
			3,061,056
Real Estate Management & Development — 2.4%
CBRE Services, Inc., 6.63%, 10/15/20		520	552,500
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	2,265,500
Realogy Corp.:
11.50%, 4/15/17		605	553,575
12.00%, 4/15/17		155	142,600
7.88%, 2/15/19 (c)		3,645	3,535,650
7.63%, 1/15/20 (c)		785	810,513
9.00%, 1/15/20 (c)		560	562,800
Shea Homes LP, 8.63%, 5/15/19 (c)		1,885	1,903,850
			10,326,988
Road & Rail — 1.6%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		200	208,500
Florida East Coast Railway Corp., 8.13%, 2/01/17		650	656,500
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	295	424,471
8.50%, 7/31/15 (c)		2,080	2,992,878
The Hertz Corp.:
7.50%, 10/15/18	USD	1,005	1,084,144
6.75%, 4/15/19 (c)		450	471,375
6.75%, 4/15/19		175	183,312
7.38%, 1/15/21		765	828,112
			6,849,292
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17		890	874,425
Software — 0.2%
Sophia LP, 9.75%, 1/15/19 (c)		666	715,950
Specialty Retail — 2.4%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		565	605,962
Hillman Group, Inc., 10.88%, 6/01/18		830	869,425
House of Fraser Funding Plc:
8.88%, 8/15/18 (c)	GBP	439	625,073
8.88%, 8/15/18		222	316,096
Limited Brands, Inc.:
8.50%, 6/15/19	USD	1,255	1,499,725
5.63%, 2/15/22		250	257,500
Phones4u Finance Plc, 9.50%, 4/01/18 (c)	GBP	570	795,728
QVC, Inc. (c):
7.13%, 4/15/17	USD	355	381,625
7.50%, 10/01/19		970	1,076,700
7.38%, 10/15/20		455	503,912
Sally Holdings LLC, 6.88%, 11/15/19 (c)		840	903,000
Sonic Automotive, Inc., 9.00%, 3/15/18		580	630,750
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (c)		195	200,363
United Auto Group, Inc., 7.75%, 12/15/16		1,670	1,740,992
			10,406,851

See Notes to Financial Statements.
48	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (c)	USD	665	$699,081
Wireless Telecommunication Services — 5.2%
Cricket Communications, Inc., 7.75%, 5/15/16		830	883,950
Digicel Group Ltd. (c):
8.88%, 1/15/15		1,120	1,139,600
9.13%, 1/15/15		2,864	2,921,280
8.25%, 9/01/17		1,720	1,823,200
10.50%, 4/15/18		800	872,000
iPCS, Inc., 2.67%, 5/01/13 (g)		1,585	1,525,563
Matterhorn Mobile Holdings SA, 8.25%, 2/15/20	EUR	400	548,907
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	1,690	1,740,700
NII Capital Corp., 7.63%, 4/01/21		1,039	1,062,378
Sprint Capital Corp., 6.88%, 11/15/28		3,680	2,870,400
Sprint Nextel Corp. (c):
9.00%, 11/15/18		3,410	3,802,150
7.00%, 3/01/20		3,110	3,160,537
			22,350,665
Total Corporate Bonds — 101.6%			435,638,644

Floating Rate Loan Interests (g)
Airlines — 0.2%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17	866	845,602
Auto Components — 0.2%
Schaeffler AG, Term Loan C2, 5.29%, 1/27/17	765	767,234
Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17	764	775,572
Capital Markets — 0.4%
Nuveen Investments, Inc., Incremental Term Loan, (First Lien):
7.25%, 5/13/17	1,045	1,052,315
7.25%, 3/14/19	640	645,600
		1,697,915
Chemicals — 0.2%
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan B (First Lien), 3.50%, 7/30/14	325	316,857
Styron Sarl LLC, Term Loan B, 6.00% – 6.75%, 8/02/17	677	610,763
		927,620
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16	776	773,436
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16	975	976,043
Volume Services America, Inc. (FKA Centerplate), Term Loan B, 10.50% – 10.75%, 9/16/16	1,580	1,586,589
		3,336,068
Communications Equipment — 0.1%
Avaya, Inc., Term Loan B1, 3.24%, 10/24/14	305	298,433
Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17	3,250	3,250,000
Consumer Finance — 1.7%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17	7,825	7,133,348

Floating Rate Loan Interests (g)	Par (000)		Value
Diversified Consumer Services — 0.0%
ServiceMaster Co.:
Delayed Draw Term Loan, 2.75%, 7/24/14	USD	13	$12,907
Term Loan, 2.77% – 3.03%, 7/24/14		131	129,603
			142,510
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
Term Loan B, 5.75%, 8/31/18		1,300	1,308,944
Tranche A Term Loan, 2.50% – 2.83%, 3/13/14		775	762,212
			2,071,156
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC (FKA CDW Corp.):
Term Loan, 3.75%, 10/10/14		163	162,789
Term Loan, 4.00%, 7/14/17		435	425,134
			587,923
Energy Equipment & Services — 2.2%
CCS Corp., Incremental Term Loan, 5.62%, 10/17/14		425	425,425
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		3,084	3,066,606
Dynegy Power LLC., Gas Co. Term Loan, 9.25%, 8/04/16		5,644	5,821,979
			9,314,010
Food & Staples Retailing — 0.1%
US Foodservice, Inc., Term Loan B, 2.74%, 7/03/14		265	255,725
Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		1,300	1,301,079
Health Care Equipment & Supplies — 0.3%
Hupah Finance, Inc., Term Loan B, 6.25%, 1/21/19		1,180	1,179,268
Health Care Providers & Services — 0.7%
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		574	562,318
Tranche A Additional Term Loan, 7.75%, 3/02/15		741	726,282
Health Management Associates, Inc., Term Loan B, 4.50%, 11/16/18		610	606,035
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		1,237	1,189,088
			3,083,723
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment Operating Co., Inc.:
Term Loan B-1, 3.24% – 3.58%, 1/28/15		3,252	3,047,233
Term Loan B-4, 9.50%, 10/31/16		755	776,623
OSI Restaurant Partners LLC:
Revolver, 2.56% – 2.79%, 6/14/13		15	14,448
Term Loan B, 2.56%, 6/14/14		150	146,561
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		1,625	1,465,214
Travelport LLC (FKA Travelport, Inc.):
Extended Tranche A Term Loan, 6.54%, 9/28/12		289	137,097
Extended Tranche B Term Loan, 14.04%, 12/01/16		897	201,771
			5,788,947
Independent Power Producers & Energy Traders — 0.1%
Texas Competitive Electric Holdings Co. LLC (FKA TXU), Extended Term Loan, 4.76%, 10/10/17		1,156	645,008
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 6.25%, 12/03/14		680	682,264

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	49

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value
IT Services — 0.2%
First Data Corp., Extended Term Loan B, 4.24%, 3/23/18	USD	1,220	$1,094,755
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/20/13		910	921,093
Media — 5.2%
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning):
Term Loan, 2.49%, 7/03/14		500	464,000
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,654	2,567,503
Cequel Communications LLC, Term Loan B, 4.00%, 2/11/19		865	856,151
Clear Channel Communications:
Term Loan B, 3.89%, 1/28/16		3,325	2,728,805
Term Loan C, 3.89%, 1/28/16		608	481,504
HMH Publishing Co. Ltd., Tranche A Term Loan, 6.51%, 6/12/14		1,420	877,796
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd), Tranche B Term Loan, 5.25%, 4/02/18		11,215	11,196,184
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		80	79,820
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,450	2,520,438
Univision Communications, Inc., Extended First Lien Term Loan, 4.52%, 3/31/17		520	482,898
			22,255,099
Multiline Retail — 0.4%
HEMA Holding BV, Mezzanine, 9.19%, 7/05/17 (i)	EUR	1,688	1,720,670
Oil, Gas & Consumable Fuels — 0.6%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	2,572	2,584,634
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		950	957,125
Verso Paper Finance Holdings LLC, Term Loan, 6.79% – 7.54%, 2/01/13 (i)		2,236	1,117,797
			2,074,922
Pharmaceuticals — 0.5%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,485	1,472,377
Pharmaceutical Products Development, Inc., Term Loan B, 9.50%, 12/05/18		610	615,338
			2,087,715
Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		2,627	2,614,694
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit, 4.53%, 10/10/16		166	154,404
Extended Term Loan, 4.77%, 10/10/16		1,173	1,088,344
			1,242,748
Semiconductors & Semiconductor Equipment — 0.0%
NXP BV, Term Loan A-2, 5.50%, 3/03/17		105	104,213
Software — 0.2%
Infor Enterprise Solutions Holdings, Inc.:
Extended Delayed Draw Term Loan, 6.29%, 7/28/15		245	239,042
Extended Initial Term Loan, 6.29%, 7/28/15		460	450,095
			689,137

Floating Rate Loan Interests (g)	Par (000)		Value
Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 2.99% – 3.30%, 5/29/14	USD	816	$772,527
Wireless Telecommunication Services — 1.0%
Crown Castle International Corp., Term Loan B, 4.00%, 1/25/19		325	323,521
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16 (i)		4,022	4,011,821
			4,335,342
Total Floating Rate Loan Interests — 20.2%			86,580,954

Other Interests (m)	Beneficial Interest (000)
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate	4,870	49
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)	950	9
Media — 0.0%
Adelphia Escrow (a)	1,300	13
Adelphia Recovery Trust (a)	1,630	163
		176
Total Other Interests — 0.0%		234

Preferred Securities
Preferred Stocks	Shares
Auto Components — 0.4%
Dana Holding Corp., 4.00% (c)(f)	12,760	1,717,815
Diversified Financial Services — 1.0%
Ally Financial, Inc., 7.00% (c)	5,245	4,551,021
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00% (a)(g)	40,000	74,000
Freddie Mac, Series Z,8.38% (a)(g)	110,157	163,032
		237,032
Total Preferred Stocks — 1.5%		6,505,868

Trust Preferreds
Diversified Financial Services — 0.9%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)	114,020	2,668,342
RBS Capital Funding Trust VII, 6.08%, 12/31/49 (g)	69,000	943,230
Total Trust Preferreds — 0.9%		3,611,572
Total Preferred Securities — 2.4%		10,117,440

Warrants (n)
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	54,577	1
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	802	—
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)	67,691	488,919
New Vision Holdings LLC, (Expires 9/30/14)	26,189	—
		488,919

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Warrants (n)	Shares	Value
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	525	—
HMH Holdings/EduMedia (Expires 3/09/17)	22,578	—
Total Warrants — 0.1%		$488,920
Total Long-Term Investments (Cost — $555,481,120) — 132.7%		568,882,627

Options Purchased	Contracts
Exchange-Traded Put Options — 0.1%
SPDR S&P 500 ETF Trust:
Strike Price USD 134.00, Expires 3/17/12	1,790	168,260
Strike Price USD 136.00, Expires 3/17/12	310	48,980
Strike Price USD 136.00, Expires 4/21/12	310	98,890
Total Options Purchased (Cost — $688,726) — 0.1%		316,130
Total Investments Before Options Written (Cost — $556,169,846) — 132.8%		569,198,757

Options Written
Exchange-Traded Put Options — (0.0)%
SPDR S&P 500 ETF Trust, Strike Price USD 125.00, Expires 3/17/12	1,790	(25,955)
Total Options Written (Premiums Received — $128,039) — (0.0)%		(25,955)
Total Investments, Net of Options Written — 132.8%		569,172,802
Liabilities in Excess of Other Assets — (32.8)%		(140,499,627)
Net Assets — 100.0%		$428,673,175

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Trust held 2.6% of its net assets, with a current value of $11,090,417 in this security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Convertible security.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	All or a portion of security has been pledged as collateral in connection with swaps.

(l)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America Securities, Inc.	$650,440	$6,440
Morgan Stanley & Co., Inc.	$2,297,235	$70,235

(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(n)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

•	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	941,235	(941,235)	—	$445

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
191	S&P 500	Chicago	March 2012	$13,030,020	$(419,408)
	Index E-Mini	Mercantile

•	Foreign currency exchange contracts as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	118,000	USD	185,055	Royal Bank of Scotland Plc	4/11/12	$2,618
USD	1,510,144	CAD	1,550,000	Citibank NA	4/11/12	(54,988)
USD	3,402,753	CAD	3,475,000	Royal Bank of Scotland Plc	4/11/12	(106,172)
USD	5,133,752	GBP	3,349,000	UBS Securities LLC	4/11/12	(192,658)
EUR	122,000	USD	157,967	Citibank NA	4/18/12	4,605
EUR	460,000	USD	619,312	Deutsche Bank AG	4/18/12	(6,334)
USD	29,691,218	EUR	23,115,000	Citibank NA	4/18/12	(1,110,925)
USD	2,075,808	EUR	1,565,000	Citibank NA	4/18/12	(9,649)
USD	389,040	EUR	296,000	Citibank NA	4/18/12	(5,398)
USD	194,527	EUR	147,000	Citibank NA	4/18/12	(1,359)
USD	84,108	EUR	65,000	Deutsche Bank AG	4/18/12	(2,509)
USD	129,945	EUR	98,000	Deutsche Bank AG	4/18/12	(646)
USD	627,400	EUR	473,000	Royal Bank of Scotland Plc	4/18/12	(2,901)
USD	774,117	EUR	586,000	UBS Securities LLC	4/18/12	(6,764)
Total						$(1,493,080)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	51

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Credit default swaps on single-name issues — buy protection outstanding as of February 29, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$160	$(8,905)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$135	(8,790)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$260	(13,581)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$140	(3,971)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$135	(4,827)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$470	25,026
Realogy Corp.	5.00%	Goldman Sachs International	9/20/16	$225	(25,998)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	$375	(38,471)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/17	$350	(3,639)
Israel Government Bond	1.00%	Deutsche Bank AG	3/20/17	$1,050	(11,643)
Total					$(94,799)

•	Credit default swaps on single-name issues — sold protection outstanding as of February 29, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Air Lease Corp.	5.00%	Goldman Sachs International	2/14/13	Not Rated	$800	$1,104
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB–	$5,000	333,920
ARAMARK Corp.	5.00%	Goldman Sachs International	3/20/16	B	$750	39,744
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B	$475	22,600
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B	$475	25,585
ARAMARK Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B	$200	16,201
ARAMARK Corp.	5.00%	Goldman Sachs International	9/20/16	B	$450	20,322
ARAMARK Corp.	5.00%	Goldman Sachs International	9/20/16	B	$200	15,461

Credit default swaps on single-name issues — sold protection outstanding as of February 29, 2012 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Bausch & Lomb Inc.	5.00%	Credit Suisse Securities (USA) LLC	3/20/17	B	$165	$8,261

ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B	$305	6,568

Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B–	$720	15,616

Ford Motor Co.	5.00%	Deutsche Bank AG	3/20/17	BB+	$2,200	132,448

CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB–	$2,400	(134)
Total						$637,696

	[1]	Using S&P’s rating.

	[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$16,814,523	$11,751,399	$7,490,513	$36,056,435
Corporate Bonds	—	430,767,015	4,871,629	435,638,644
Floating Rate Loan Interests	—	73,111,438	13,469,516	86,580,954
Other Interests	163	—	71	234
Preferred Securities	3,848,604	6,268,836	—	10,117,440
Warrants	—	488,919	1	488,920
Total	$20,663,290	$522,387,607	$25,831,730	$568,882,627

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$312,216	$350,640	$662,856
Foreign currency exchange contracts	—	7,223	—	7,223
Equity contracts	$316,130	—	—	316,130
Liabilities:
Credit contracts	—	(119,825)	(134)	(119,959)
Foreign currency exchange contracts	—	(1,500,303)	—	(1,500,303)
Equity contracts	(445,363)	—	—	(445,363)
Total	$(129,233)	$(1,300,689)	$350,506	$(1,079,416)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Balance, as of August 31, 2011	$3,689,799	$6,541,570	$14,112,734	$3,081,895	$503,497	$382,599	$28,312,094
Accrued discounts/premiums	—	3,505	118,663	—	—	—	122,168
Net realized gain (loss)	9,199	(3,657,646)	(353,729)	—	592,350	—	(3,409,826)
Net change in unrealized appreciation/depreciation[2]	2,173,916	3,685,657	(880,297)	(3,081,824)	(503,497)	(275)	1,393,680
Purchases	1,629,236	979,696	602,350	—	—	—	3,211,282
Sales	(11,637)	(2,681,153)	(1,025,465)	—	(592,350)	—	(4,310,605)
Transfers in3	—	—	3,424,885	—	—	—	3,424,885
Transfers out[3]	—	—	(2,529,625)	—	—	(382,323)	(2,911,948)
Balance, as of February 29, 2012	$7,490,513	$4,871,629	$13,469,516	$71	—	$1	$25,831,730

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held at February 29, 2012 was $(1,811,285).

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of August 31, 2011	—
Accrued discounts/premiums	$(46,404)
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	350,506
Purchases	—
Issuances[5]	432,194
Sales	—
Settlements[6]	(385,790)
Transfers in7	—
Transfers out[7]	—
Balance, as of February 29, 2012	$350,506

[4]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on derivative financial instruments still held at February 29, 2012 was $350,506.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	53

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components — 0.5%
Delphi Automotive Plc		1,419	$45,421
Delphi Automotive Plc (180-day lock) (Acquired 11/17/11, cost $108,667) (b)		17,779	554,692
			600,113
Diversified Financial Services — 0.6%
Kcad Holdings I Ltd.		84,871,761	777,001
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd.		35,081	17,540
Software — 0.0%
Bankruptcy Management Solutions, Inc. (a)		251	5
HMH Holdings/EduMedia		39,515	9,879
			9,884
Total Common Stocks — 1.1%			1,404,538

Corporate Bonds	Par (000)
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	100	105,250
7.13%, 3/15/21		140	149,975
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		358	385,745
			640,970
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		295	307,956
Series 2, 12.38%, 8/16/15		299	311,301
			619,257
Airlines — 1.9%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		519	550,140
Continental Airlines, Inc.:
6.75%, 9/15/15 (c)		270	272,700
Series 2010-1, Class B, 6.00%, 1/12/19		192	186,145
Delta Air Lines, Inc., Series 2009-1-B, Class B, 9.75%, 2/17/16		97	102,660
United Air Lines, Inc., 12.75%, 7/15/12		835	863,985
US Airways Pass-Through Trust, Series 2011-1, Class C, 10.88%, 10/22/14		310	310,000
			2,285,630
Auto Components — 2.1%
Allison Transmission, Inc., 11.00%, 11/01/15 (c)		32	33,800
Baker Corp. International, Inc., 8.25%, 6/01/19 (c)		95	96,900
Dana Holding Corp., 6.75%, 2/15/21		200	216,500
Delphi Corp., 6.13%, 5/15/21 (c)		80	85,800
Icahn Enterprises LP, 8.00%, 1/15/18		1,510	1,600,600
International Automotive Components Group, SL, 9.13%, 6/01/18 (c)		20	17,800
Stanadyne Corp., Series 1, 10.00%, 8/15/14		335	306,525
Titan International, Inc., 7.88%, 10/01/17		190	201,875
			2,559,800
Beverages — 0.4%
Cott Beverages, Inc., 8.13%, 9/01/18		125	137,812
Crown European Holdings SA (c):
7.13%, 8/15/18	EUR	167	238,347
7.13%, 8/15/18		100	142,723
			518,882

		Par
Corporate Bonds		(000)	Value
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (c)	USD	103	$103,403
Building Products — 0.7%
Building Materials Corp. of America (c):
7.00%, 2/15/20		210	227,850
6.75%, 5/01/21		450	489,375
Momentive Performance Materials, Inc., 11.50%, 12/01/16		220	184,800
			902,025
Capital Markets — 1.2%
American Capital Ltd., 8.96%, 12/31/13 (d)		320	325,933
E*Trade Financial Corp.:
12.50%, 11/30/17		485	565,025
Series A, 0.74%, 8/31/19 (e)(f)		295	279,144
KKR Group Finance Co., 6.38%, 9/29/20 (c)		300	319,265
			1,489,367
Chemicals — 3.6%
American Pacific Corp., 9.00%, 2/01/15		400	390,000
Ashland, Inc., 9.13%, 6/01/17		195	218,887
Celanese US Holdings LLC, 5.88%, 6/15/21		810	882,900
Chemtura Corp., 7.88%, 9/01/18		175	188,125
Hexion U.S. Finance Corp., 9.00%, 11/15/20		145	142,100
Huntsman International LLC, 8.63%, 3/15/21		80	90,400
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	164	224,506
Kraton Polymers LLC, 6.75%, 3/01/19	USD	55	56,100
Lyondell Chemical Co., 11.00%, 5/01/18		1,272	1,394,065
LyondellBasell Industries NV, 6.00%, 11/15/21 (c)		75	82,313
Nexeo Solutions LLC, 8.38%, 3/01/18 (c)		85	85,000
PolyOne Corp., 7.38%, 9/15/20		100	107,750
Solutia, Inc., 7.88%, 3/15/20		280	328,300
TPC Group LLC, 8.25%, 10/01/17		155	163,525
			4,353,971
Commercial Banks — 2.1%
CIT Group, Inc. (c):
7.00%, 5/02/16		1,128	1,129,410
7.00%, 5/02/17		1,200	1,201,500
5.50%, 2/15/19		270	275,737
			2,606,647
Commercial Services & Supplies — 2.0%
ACCO Brands Corp., 10.63%, 3/15/15		155	171,083
ARAMARK Corp., 8.50%, 2/01/15		6	6,158
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		230	227,985
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (c)		181	188,936
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (c)		9	8,550
Casella Waste Systems, Inc., 7.75%, 2/15/19		304	302,480
Clean Harbors, Inc., 7.63%, 8/15/16		160	169,600
Iron Mountain, Inc., 7.75%, 10/01/19		200	221,000
Mobile Mini, Inc., 7.88%, 12/01/20		165	173,250
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (c)		275	319,000
8.25%, 2/01/21		392	415,520
WCA Waste Corp., 7.50%, 6/15/19 (c)		150	151,875
West Corp., 8.63%, 10/01/18		65	71,337
			2,426,774
Communications Equipment — 0.7%
Avaya, Inc., 9.75%, 11/01/15		310	310,000
Frontier Communications Corp., 6.25%, 1/15/13		400	413,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19		170	180,200
			903,200

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (f)	USD	100	$119,750
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	50	68,294
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (c)	USD	90	94,725
			163,019
Construction Materials — 0.1%
Xefin Lux SCA, 8.00%, 6/01/18 (c)	EUR	113	151,303
Consumer Finance — 1.8%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	220	234,300
Ford Motor Credit Co. LLC:
7.80%, 6/01/12		300	303,698
7.00%, 4/15/15		1,080	1,198,800
12.00%, 5/15/15		330	414,956
			2,151,754
Containers & Packaging — 1.5%
Ardagh Packaging Finance Plc (c):
7.38%, 10/15/17		200	215,000
7.38%, 10/15/17	EUR	285	400,589
9.13%, 10/15/20	USD	200	206,500
Berry Plastics Corp.:
4.42%, 9/15/14 (g)		135	129,263
8.25%, 11/15/15		55	59,125
9.75%, 1/15/21		160	171,200
GCL Holdings SCA, 9.38%, 4/15/18 (c)	EUR	120	142,689
Graphic Packaging International, Inc., 7.88%,
10/01/18	USD	175	192,500
OI European Group BV, 6.88%, 3/31/17	EUR	100	138,559
Sealed Air Corp., 8.38%, 9/15/21 (c)	USD	115	131,675
			1,787,100
Diversified Consumer Services — 0.3%
ServiceMaster Co., 8.00%, 2/15/20 (c)		290	305,950
Diversified Financial Services — 4.8%
Ally Financial, Inc.:
7.50%, 12/31/13		90	95,850
8.30%, 2/12/15		230	254,150
6.25%, 12/01/17		230	237,732
7.50%, 9/15/20		290	319,362
8.00%, 11/01/31		500	558,125
8.00%, 11/01/31		270	292,965
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		170	181,263
Boparan Holdings Ltd. (c):
9.75%, 4/30/18	EUR	100	131,098
9.88%, 4/30/18	GBP	100	156,704
DPL, Inc., 7.25%, 10/15/21 (c)	USD	360	410,400
FCE Bank Plc, 4.75%, 1/19/15	EUR	360	491,614
General Motors Financial Co., Inc., 6.75%, 6/01/18	USD	140	151,082
Leucadia National Corp., 8.13%, 9/15/15		378	420,525
Reynolds Group Issuer, Inc. (c):
7.00%, 10/15/16 (h)		348	370,620
8.75%, 10/15/16	EUR	227	321,334
7.13%, 4/15/19	USD	115	121,613
7.88%, 8/15/19		490	536,550
9.88%, 8/15/19		475	491,031
WMG Acquisition Corp. (c):
9.50%, 6/15/16		55	60,775
11.50%, 10/01/18		265	281,562
			5,884,355

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services — 3.4%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	USD	480	$430,800
GCI, Inc., 6.75%, 6/01/21		128	129,600
ITC Deltacom, Inc., 10.50%, 4/01/16		140	145,950
Level 3 Communications, Inc., 6.50%, 10/01/16 (f)		90	139,050
Level 3 Financing, Inc. (c):
8.13%, 7/01/19		1,213	1,270,617
8.63%, 7/15/20		480	512,400
Qwest Communications International, Inc.:
7.50%, 2/15/14		600	602,100
8.00%, 10/01/15		550	590,391
Videotron Ltee, 5.00%, 7/15/22 (c)(i)		80	80,200
Windstream Corp.:
8.13%, 8/01/13		112	120,120
7.88%, 11/01/17		163	183,783
			4,205,011
Electric Utilities — 0.6%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	550	684,769
Electronic Equipment, Instruments & Components — 0.2%
Elster Finance BV, 6.25%, 4/15/18 (c)		104	140,499
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	105	124,950
			265,449
Energy Equipment & Services — 3.3%
Antero Resources Finance Corp., 7.25%, 8/01/19 (c)		75	79,125
Atwood Oceanics, Inc., 6.50%, 2/01/20		65	68,413
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		185	185,000
Compagnie Générale de Géophysique-Veritas, 7.75%, 5/15/17		170	177,013
Forbes Energy Services Ltd., 9.00%, 6/15/19		165	162,525
Frac Tech Services LLC, 7.63%, 11/15/18 (c)		795	848,662
Key Energy Services, Inc., 6.75%, 3/01/21		205	214,737
MEG Energy Corp., 6.50%, 3/15/21 (c)		445	476,150
Oil States International, Inc., 6.50%, 6/01/19		140	150,500
Peabody Energy Corp., 6.25%, 11/15/21 (c)		1,200	1,257,000
Transocean, Inc., 6.38%, 12/15/21		345	407,152
			4,026,277
Food Products — 0.1%
Post Holdings, Inc., 7.38%, 2/15/22 (c)		100	106,500
Health Care Equipment & Supplies — 2.2%
Biomet, Inc.:
10.00%, 10/15/17		90	97,762
10.38%, 10/15/17 (j)		645	702,244
DJO Finance LLC:
10.88%, 11/15/14		1,070	1,088,725
7.75%, 4/15/18		50	43,000
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (c)		48	53,160
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (c)		505	583,275
Teleflex, Inc., 6.88%, 6/01/19		130	140,075
			2,708,241
Health Care Providers & Services — 5.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		190	194,275
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (c)	EUR	200	276,452
Crown Newco 3 Plc, 7.00%, 2/15/18 (c)	GBP	200	313,805
HCA, Inc.:
8.50%, 4/15/19	USD	60	67,200
6.50%, 2/15/20		915	981,337
7.88%, 2/15/20		40	44,100
7.25%, 9/15/20		1,400	1,526,000
Health Management Associates, Inc., 7.38%, 1/15/20 (c)		435	453,488

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	55

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
IASIS Healthcare LLC, 8.38%, 5/15/19	USD	340	$324,700
INC Research LLC, 11.50%, 7/15/19 (c)		185	177,600
inVentiv Health, Inc., 10.00%, 8/15/18 (c)		55	50,050
Omnicare, Inc., 7.75%, 6/01/20		450	501,187
Symbion, Inc., 8.00%, 6/15/16		155	149,575
Tenet Healthcare Corp.:
10.00%, 5/01/18		312	363,480
6.25%, 11/01/18 (c)		150	159,938
8.88%, 7/01/19		1,175	1,339,500
			6,922,687
Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (c)		1,125	1,338,750
Hotels, Restaurants & Leisure — 2.4%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		140	153,300
10.00%, 12/15/18		660	509,850
Caesars Operating Escrow, LLC., 8.50%, 2/15/20 (c)		320	326,400
Diamond Resorts Corp., 12.00%, 8/15/18		550	580,250
El Dorado Resorts LLC, 8.63%, 6/15/19 (c)		60	57,150
MGM Resorts International:
10.38%, 5/15/14		125	142,187
11.13%, 11/15/17		790	898,625
Travelport LLC:
5.15%, 9/01/14 (g)		85	43,563
9.88%, 9/01/14		20	11,450
9.00%, 3/01/16		60	31,800
6.58%, 12/01/16 (c)(g)(j)		185	130,393
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(k)		215	—
			2,884,968
Household Durables — 1.9%
Beazer Homes USA, Inc., 12.00%, 10/15/17		720	784,800
Jarden Corp., 7.50%, 1/15/20	EUR	140	188,387
Ryland Group, Inc., 6.63%, 5/01/20	USD	160	163,200
Standard Pacific Corp.:
10.75%, 9/15/16		890	1,022,388
8.38%, 1/15/21		140	148,750
			2,307,525
Household Products — 0.5%
Ontex IV SA, 7.50%, 4/15/18 (c)	EUR	100	122,572
Spectrum Brands Holdings, Inc.:
9.50%, 6/15/18	USD	160	182,400
9.50%, 6/15/18 (c)		270	307,800
			612,772
Independent Power Producers & Energy Traders — 2.9%
AES Corp., 7.38%, 7/01/21 (c)		295	336,300
Calpine Corp. (c):
7.25%, 10/15/17		80	84,800
7.50%, 2/15/21		45	48,825
7.88%, 1/15/23		130	141,700
Energy Future Holdings Corp., 10.00%, 1/15/20		1,365	1,475,906
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		431	468,174
11.75%, 3/01/22 (c)		635	650,875
Laredo Petroleum, Inc., 9.50%, 2/15/19		230	253,575
QEP Resources, Inc., 5.38%, 10/01/22		148	149,480
			3,609,635

Corporate Bonds	Par (000)		Value
Industrial Conglomerates — 2.5%
Sequa Corp. (c):
11.75%, 12/01/15	USD	1,060	$1,126,250
13.50%, 12/01/15		1,770	1,888,985
			3,015,235
Insurance — 1.1%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (c)		800	841,000
CNO Financial Group, Inc., 9.00%, 1/15/18 (c)		168	180,810
Genworth Financial, Inc., 7.63%, 9/24/21		190	197,130
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		120	107,100
			1,326,040
IT Services — 1.5%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (c)		230	238,050
First Data Corp.:
7.38%, 6/15/19 (c)		90	91,013
8.25%, 1/15/21 (c)		305	295,087
12.63%, 1/15/21		688	722,400
SunGard Data Systems, Inc.:
7.38%, 11/15/18		200	215,000
7.63%, 11/15/20		280	302,400
			1,863,950
Machinery — 1.0%
Navistar International Corp.:
3.00%, 10/15/14 (f)		270	304,087
8.25%, 11/01/21		63	68,906
SPX Corp., 6.88%, 9/01/17		80	88,800
UR Financing Escrow Corp. (c)(i):
5.75%, 7/15/18		114	117,135
7.38%, 5/15/20		155	159,069
7.63%, 4/15/22		422	436,770
			1,174,767
Media — 14.8%
Affinion Group, Inc., 7.88%, 12/15/18		365	326,675
AMC Networks, Inc., 7.75%, 7/15/21 (c)		100	111,500
CCH II LLC, 13.50%, 11/30/16		1,637	1,882,714
CCO Holdings LLC:
7.88%, 4/30/18		50	54,625
7.38%, 6/01/20		120	132,000
6.50%, 4/30/21		223	236,938
Checkout Holding Corp., 10.96%, 11/15/15 (c)(e)		310	139,500
Cinemark USA, Inc., 8.63%, 6/15/19		120	133,500
Clear Channel Communications, Inc., 9.00%, 3/01/21		250	230,000
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		686	751,170
7.63%, 3/15/20 (c)(i)		465	465,000
Series B, 9.25%, 12/15/17		2,656	2,921,600
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		321	325,876
Loan Close 3, 4.00%, 8/15/18		367	372,570
Shares Loan, 4.00%, 8/15/18		379	384,250
CSC Holdings LLC, 8.50%, 4/15/14		180	199,800
DISH DBS Corp.:
7.00%, 10/01/13		192	206,160
6.75%, 6/01/21		180	199,800
Gray Television, Inc., 10.50%, 6/29/15		445	470,031
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (g)		160	109,200
9.50%, 5/15/15		140	110,250
Intelsat Luxembourg SA:
11.25%, 6/15/16		680	719,100
11.25%, 2/04/17		160	165,000
11.50%, 2/04/17 (j)		605	623,150

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Interactive Data Corp., 10.25%, 8/01/18	USD	615	$693,412
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		155	177,475
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (c)	EUR	304	433,370
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (c)		155	217,883
Lamar Media Corp., 5.88%, 2/01/22 (c)	USD	90	93,938
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (c)		335	356,356
Musketeer GmbH, 9.50%, 3/15/21 (c)	EUR	190	273,388
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (c)	USD	290	319,000
Nielsen Finance LLC:
11.63%, 2/01/14		72	83,700
7.75%, 10/15/18		970	1,079,125
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (c)	GBP	100	157,101
ProQuest LLC, 9.00%, 10/15/18 (c)	USD	230	203,550
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(c)(f)(k)		1,427	714
Unitymedia GmbH:
9.63%, 12/01/19	EUR	100	143,888
9.63%, 12/01/19 (c)		245	352,526
Unitymedia Hessen GmbH & Co. KG
(FKA UPC Germany GmbH):
8.13%, 12/01/17 (c)	USD	425	461,125
8.13%, 12/01/17	EUR	175	250,639
UPC Holding BV, 9.88%, 4/15/18 (c)	USD	200	222,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (c)	EUR	371	491,812
Virgin Media Secured Finance Plc, 7.00%, 1/15/18 (i)	GBP	100	171,817
Ziggo Bond Co. BV, 8.00%, 5/15/18 (c)	EUR	175	246,559
Ziggo Finance BV, 6.13%, 11/15/17 (c)		317	438,177
			18,137,964
Metals & Mining — 2.9%
Goldcorp, Inc., 2.00%, 8/01/14 (f)	USD	460	583,050
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (f)		670	924,600
Novelis, Inc., 8.75%, 12/15/20		1,525	1,700,375
Taseko Mines Ltd., 7.75%, 4/15/19		190	182,400
Vedanta Resources Plc, 8.25%, 6/07/21 (c)		200	184,500
			3,574,925
Multiline Retail — 1.8%
Dollar General Corp., 11.88%, 7/15/17 (g)		2,020	2,216,970
Oil, Gas & Consumable Fuels — 10.2%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		180	174,600
Berry Petroleum Co., 8.25%, 11/01/16		275	286,687
Bill Barrett Corp., 9.88%, 7/15/16		10	11,050
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (c)		115	120,463
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		60	62,400
Chesapeake Midstream Partners LP, 6.13%, 7/15/22 (c)		120	124,200
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (c)		25	25,500
Coffeyville Resources LLC, 9.00%, 4/01/15 (c)		122	130,540
Concho Resources, Inc., 7.00%, 1/15/21		190	213,750
Consol Energy, Inc., 8.25%, 4/01/20		905	986,450
Continental Resources, Inc., 7.13%, 4/01/21		170	188,700
Copano Energy LLC, 7.13%, 4/01/21		150	159,000
Crosstex Energy LP, 8.88%, 2/15/18		85	92,225
Denbury Resources, Inc.:
8.25%, 2/15/20		318	362,520
6.38%, 8/15/21		160	176,400

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17	USD	250	$276,875
7.75%, 6/15/19		405	427,275
EV Energy Partners LP, 8.00%, 4/15/19		70	73,500
Hilcorp Energy I LP, 7.63%, 4/15/21 (c)		350	381,500
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (c)		150	160,500
Linn Energy LLC:
6.50%, 5/15/19 (c)		45	45,900
6.25%, 11/01/19 (c)		720	719,100
8.63%, 4/15/20		100	111,000
7.75%, 2/01/21		95	102,125
MarkWest Energy Partners LP, 6.75%, 11/01/20		60	65,550
Newfield Exploration Co., 6.88%, 2/01/20		425	459,000
Niska Gas Storage US LLC, 8.88%, 3/15/18		265	254,400
Oasis Petroleum, Inc.:
7.25%, 2/01/19		150	159,000
6.50%, 11/01/21		135	139,050
OGX Petroleo e Gas Participações SA, 8.50%, 6/01/18 (c)		2,110	2,199,675
PBF Holding Co. LLC, 8.25%, 2/15/20 (c)		155	155,000
PetroBakken Energy Ltd., 8.63%, 2/01/20 (c)		390	414,375
Petrohawk Energy Corp.:
10.50%, 8/01/14		180	200,025
7.88%, 6/01/15		210	221,812
7.25%, 8/15/18		145	165,844
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (c)		265	278,250
Pioneer Natural Resources Co.:
6.88%, 5/01/18		210	246,681
7.50%, 1/15/20		65	80,325
Plains Exploration & Production Co.:
6.63%, 5/01/21		360	388,800
6.75%, 2/01/22		230	251,850
Precision Drilling Corp., 6.50%, 12/15/21 (c)		135	144,113
Range Resources Corp.:
8.00%, 5/15/19		170	189,550
5.75%, 6/01/21		445	476,150
Samson Investment Co., 9.75%, 2/15/20 (c)		290	305,225
SandRidge Energy, Inc., 7.50%, 3/15/21		210	212,100
SM Energy Co., 6.63%, 2/15/19		60	64,350
			12,483,385
Paper & Forest Products — 2.3%
Boise Paper Holdings LLC:
9.00%, 11/01/17		200	220,000
8.00%, 4/01/20		70	76,825
Clearwater Paper Corp.:
10.63%, 6/15/16		185	210,206
7.13%, 11/01/18		270	287,550
Georgia-Pacific LLC, 8.25%, 5/01/16 (c)		755	836,409
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (c)		155	159,263
NewPage Corp., 11.38%, 12/31/14 (a)(k)		995	599,487
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (c)		65	60,938
Verso Paper Holdings LLC, 11.50%, 7/01/14		365	372,300
			2,822,978
Pharmaceuticals — 0.7%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (c)	EUR	100	143,222
Jaguar Holding Co. II, 9.50%, 12/01/19 (c)	USD	190	207,813
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (c)		550	561,000
			912,035
Professional Services — 0.6%
FTI Consulting, Inc.:
7.75%, 10/01/16		275	286,344
6.75%, 10/01/20		425	459,531
			745,875

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	57

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19	USD	635	$649,287
The Rouse Co. LP, 6.75%, 11/09/15		240	251,100
			900,387
Real Estate Management & Development — 1.9%
CBRE Services, Inc., 6.63%, 10/15/20		160	170,000
Realogy Corp.:
11.50%, 4/15/17		175	160,125
12.00%, 4/15/17		45	41,400
7.88%, 2/15/19 (c)		1,045	1,013,650
7.63%, 1/15/20 (c)		220	227,150
9.00%, 1/15/20 (c)		160	160,800
Shea Homes LP, 8.63%, 5/15/19 (c)		565	570,650
			2,343,775
Road & Rail — 1.2%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		55	57,337
Florida East Coast Railway Corp., 8.13%, 2/01/17		200	202,000
The Hertz Corp.:
7.50%, 10/15/18		420	453,075
6.75%, 4/15/19 (c)(i)		130	136,175
6.75%, 4/15/19		50	52,375
7.38%, 1/15/21		540	584,550
			1,485,512
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17		260	255,450
Software — 0.2%
Sophia LP, 9.75%, 1/15/19 (c)		198	212,850
Specialty Retail — 2.2%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		165	176,963
Hillman Group, Inc., 10.88%, 6/01/18		250	261,875
House of Fraser Funding Plc, 8.88%, 8/15/18 (c)	GBP	129	183,677
Limited Brands, Inc.:
8.50%, 6/15/19	USD	70	83,650
5.63%, 2/15/22		70	72,100
Phones4u Finance Plc, 9.50%, 4/01/18 (c)	GBP	130	181,482
QVC, Inc. (c):
7.13%, 4/15/17	USD	105	112,875
7.50%, 10/01/19		285	316,350
7.38%, 10/15/20		130	143,975
Sally Holdings LLC, 6.88%, 11/15/19 (c)		245	263,375
Sonic Automotive, Inc., 9.00%, 3/15/18		175	190,312
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (c)		70	71,925
United Auto Group, Inc., 7.75%, 12/15/16		655	682,844
			2,741,403
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (c)		198	208,147
Wireless Telecommunication Services — 5.0%
Cricket Communications, Inc., 7.75%, 5/15/16		250	266,250
Digicel Group Ltd. (c):
8.88%, 1/15/15		370	376,475
9.13%, 1/15/15		1,220	1,244,400
8.25%, 9/01/17		565	598,900
10.50%, 4/15/18		200	218,000
iPCS, Inc., 2.67%, 5/01/13 (g)		410	394,625
MetroPCS Wireless, Inc., 6.63%, 11/15/20		490	504,700
NII Capital Corp., 7.63%, 4/01/21		302	308,795
Sprint Capital Corp., 6.88%, 11/15/28		1,010	787,800
Sprint Nextel Corp., 9.00%, 11/15/18 (c)		1,230	1,371,450
			6,071,395
Total Corporate Bonds — 99.8%			122,138,784

Floating Rate Loan Interests (g)	Par (000)		Value
Airlines — 0.2%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17	USD	274	$267,181
Auto Components — 0.2%
Schaeffler AG, Term Loan C2, 5.29%, 1/27/17		225	225,657
Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		191	193,893
Capital Markets — 0.4%
Nuveen Investments, Inc., Incremental Term Loan, (First Lien):
7.25%, 3/14/19		185	186,619
7.25%, 5/13/17		295	297,065
			483,684
Chemicals — 0.1%
Styron Sarl LLC, Term Loan B, 6.00% – 6.75%, 8/02/17		208	187,256
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		220	219,674
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		325	325,348
Volume Services America, Inc. (FKA Centerplate), Term Loan B, 10.50% – 10.75%, 9/16/16		444	446,228
			991,250
Communications Equipment — 0.1%
Avaya, Inc., Term Loan B1, 3.24%, 10/24/14		90	88,062
Consumer Finance — 1.7%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		2,245	2,046,564
Diversified Consumer Services — 0.0%
ServiceMaster Co.:
Delayed Draw Term Loan, 2.75%, 7/24/14		4	4,005
Term Loan, 2.77% – 3.03%, 7/24/14		41	40,222
			44,227
Diversified Telecommunication Services — 0.8%
Hawaiian Telcom Communications, Inc.:
Exit Term Loan, 9.00%, 2/25/17		405	403,987
Level 3 Financing, Inc.:
Term Loan B, 5.75%, 8/31/18		400	402,752
Tranche A Term Loan, 2.50% – 2.83%, 3/13/14		225	221,288
			1,028,027
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC (FKA CDW Corp.):
Term Loan, 3.75%, 10/10/14		49	48,397
Term Loan, 4.00%, 7/14/17		125	122,165
			170,562
Energy Equipment & Services — 2.2%
CCS Corp., Incremental Term Loan, 5.62%, 10/17/14		120	120,120
Dynegy Midwest Generation LLC., Coal Co. Term Loan, 9.25%, 8/04/16		899	893,697
Dynegy Power LLC., Gas Co. Term Loan, 9.25%, 8/04/16		1,645	1,696,691
			2,710,508
Food & Staples Retailing — 0.1%
US Foodservice, Inc., Term Loan B, 2.74%, 7/03/14		75	72,375
Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		400	400,332

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value
Health Care Equipment & Supplies — 0.3%
Hupah Finance, Inc., Term Loan B, 6.25%, 1/21/19	USD	350	$349,783
Health Care Providers & Services — 0.8%
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		184	180,745
Tranche A Additional Term Loan, 7.75%, 3/02/15		247	242,094
Health Management Associates, Inc., Term Loan B, 4.50%, 11/16/18		180	178,830
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		353	339,739
			941,408
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment Operating Co., Inc.:
Term Loan B-1, 9.50%, 1/28/15		313	293,027
Term Loan B-3, 3.00% – 3.58%, 1/28/15		452	423,765
Term Loan B-3, 3.58%, 1/28/15		119	111,788
Term Loan B-4, 9.50%, 10/31/16		220	226,301
OSI Restaurant Partners LLC:
Revolver, 2.56% – 2.79%, 6/14/13		4	3,940
Term Loan B, 2.56%, 6/14/14		41	39,971
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		450	405,752
Travelport LLC (FKA Travelport, Inc.):
Extended Tranche A Term Loan, 6.54%, 9/28/12		85	40,439
Extended Tranche B Term Loan, 14.04%, 12/01/16		265	59,515
			1,604,498
Independent Power Producers & Energy Traders — 0.1%
Texas Competitive Electric Holdings Co. LLC (FKA TXU), Extended Term Loan, 4.76%, 10/10/17		341	190,048
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 6.25%, 12/03/14		205	205,683
IT Services — 0.3%
First Data Corp., Extended Term Loan B, 4.24%, 3/23/18		355	318,556
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/20/13		265	268,230
Media — 5.3%
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning):
Term Loan, 1.49%, 7/03/14		140	129,920
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		724	700,228
Cequel Communications LLC, Term Loan B, 4.00%, 2/11/19		265	262,289
Clear Channel Communications:
Term Loan B, 3.89%, 1/28/16		965	791,969
Term Loan C, 3.89%, 1/28/16		177	140,218
HMH Publishing Co. Ltd., Tranche A Term Loan, 6.51%, 6/12/14		421	260,190
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		3,275	3,269,682
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		25	24,944
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		750	771,562
Univision Communications, Inc., Extended First Lien Term Loan, 4.52%, 3/31/17		150	139,297
			6,490,299

Floating Rate Loan Interests (g)	Par (000)		Value
Oil, Gas & Consumable Fuels — 0.6%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	765	$769,196
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		300	302,250
Verso Paper Finance Holdings LLC, Term Loan, 6.79% – 7.54%, 2/01/13 (j)		534	267,021
			569,271
Pharmaceuticals — 0.1%
Pharmaceutical Products Development, Inc., Term Loan B, 6.25%, 12/05/18		180	181,575
Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		753	749,944
Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Letter of Credit, 4.53%, 10/10/16		35	32,294
Extended Term Loan, 4.77%, 10/10/16		245	227,626
			259,920
Semiconductors & Semiconductor Equipment — 0.0%
NXP BV, Term Loan A-2, 5.50%, 3/03/17		30	29,775
Software — 0.2%
Infor Enterprise Solutions Holdings, Inc.:
Extended Delayed Draw Term Loan, 6.29%, 7/28/15		69	67,813
Extended Initial Term Loan, 6.29%, 7/28/15		131	127,687
			195,500
Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 2.99% – 3.30%, 5/29/14		233	220,740
Wireless Telecommunication Services — 1.3%
Crown Castle International Corp., Term Loan B, 4.00%, 1/25/19		100	99,545
Vodafone Americas Finance 2, Inc. (j):
Term Loan, 6.88%, 8/11/15		831	830,646
Term Loan B, 6.25%, 7/11/16		619	617,203
			1,547,394
Total Floating Rate Loan Interests — 19.4%			23,801,398

Preferred Securities
Capital Trusts
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (g)		390	267,637
Oil, Gas & Consumable Fuels — 0.2%
Range Resources Corp., 5.00%, 8/15/22 (i)		193	194,930
Total Capital Trusts — 0.4%			462,567

Preferred Stocks	Shares
Auto Components — 0.2%
Dana Holding Corp., 4.00% (c)(f)		2,200	296,175
Diversified Financial Services — 1.1%
Ally Financial, Inc., 7.00% (c)		1,503	1,304,134
Media — 0.2%
Emmis Communications Corp., Series A, 6.25%		10,300	190,653

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	59

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

Preferred Stocks	Shares		Value
Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)		4,171	$59,228
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00% (a)(g)		10,000	18,500
Freddie Mac, Series Z, 8.38% (a)(g)		31,930	47,257
			65,757
Total Preferred Stocks — 1.6%			1,915,947

Trust Preferreds	Par (000)
Diversified Financial Services — 0.8%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)	USD	33,110	774,855
RBS Capital Funding Trust VII, 6.08%, 12/31/49 (g)		20,000	273,400
Total Trust Preferreds — 0.8%			1,048,255
Total Preferred Securities — 2.8%			3,426,769

Warrants (l)	Shares
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)		18,441	133,202
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		167	—
HMH Holdings/EduMedia (Expires 3/09/17)		3,476	—
Total Warrants — 0.1%			133,202
Total Long-Term Investments (Cost — $148,491,381) — 123.2%			150,904,691

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (m)(n)		840,816	840,816
Total Short-Term Securities (Cost — $840,816) — 0.7%			840,816

Options Purchased	Contracts
Exchange-Traded Put Options — 0.1%
SPDR S&P 500 ETF Trust:
Strike Price USD 134.00, Expires 3/17/12		500	47,000
Strike Price USD 136.00, Expires 3/17/12		85	13,430
Strike Price USD 136.00, Expires 4/21/12		85	27,115
Total Options Purchased (Cost — $188,743) — 0.1%			87,545
Total Investments Before Options Written (Cost — $149,520,940) — 124.0%			151,833,052

Options Written	Contracts	Value
Exchange-Traded Put Options — (0.0)%
SPDR S&P 500 ETF Trust, Strike Price USD 125.00, Expires 3/17/12	500	$(7,250)
Total Options Written (Premiums Received — $36,987) — (0.0)%		(7,250)
Total Investments, Net of Options Written — 124.0%		151,825,802
Liabilities in Excess of Other Assets — (24.0)%		(29,418,785)
Net Assets — 100.0%		$122,407,017

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Trust held 0.5% of its net assets, with a current value of $554,962 in this security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Convertible security.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America Securities, Inc.	$446,947	$3,385
Barclays Capital, Inc.	$136,175	$975
Goldman Sachs & Co., Inc.	$465,000	—
Morgan Stanley Co., Inc.	$712,974	$21,974

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(k)	Issuer filed for bankruptcy and/or is in default of interest payments.

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(m)	Represents the current yield as of report date.

(n)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	822,452	18,364	840,816	$298

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
38	S&P 500 Index E-Mini	Chicago Mercantile	March 2012	$2,592,360	$(67,084)

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (concluded)	BlackRock High Income Shares (HIS)

•	Foreign currency exchange contracts as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	1,163,487	GBP	759,000	UBS AG	4/11/12	$(43,653)
USD	6,199,639	EUR	4,826,500	Citibank NA	4/18/12	(231,869)
USD	358,232	EUR	275,000	Royal Bank of Scotland Plc	4/18/12	(8,217)
Total						$(283,739)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$45,421	$554,692	$804,425	$1,404,538
Corporate Bonds	—	120,436,117	1,702,667	122,138,784
Floating Rate Loan Interests	—	20,534,349	3,267,049	23,801,398
Preferred Securities	1,363,893	2,062,876	—	3,426,769
Warrants	—	133,202	—	133,202
Short-Term Securities	840,816	—	—	840,816
Total	$2,250,130	$143,721,236	$5,774,141	$151,745,507

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$87,545	—	—	$87,545
Liabilities:
Equity contracts	(74,334)	—	—	(74,334)
Foreign exchange contracts	—	$(283,739)	—	(283,739)
Total	$13,211	$(283,739)	—	$(270,528)

[1]

Derivative financial instruments are financial futures contracts, foreign currency exchange contracts and options. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets/Liabilities
Balance, as of August 31, 2011	$1,023,120	$1,804,070	$3,539,166	$476	$137,173	$104,162	$6,608,167
Accrued discounts/premiums	—	—	29,563	—	—	—	29,563
Net realized gain (loss)	—	36,517	17,850	910	161,380	—	216,657
Net change in unrealized appreciation/depreciation[2]	(247,041)	(51,342)	(299,314)	(476)	(137,173)	(2)	(735,348)
Purchases	28,345	20,922	184,164	—	—	—	233,431
Sales	—	(107,500)	(215,110)	(910)	(161,380)	—	(484,900)
Transfers in3	1	—	785,105	—	—	—	785,106
Transfers out[3]	—	—	(774,375)	—	—	(104,160)	(878,535)
Balance, as of February 29, 2012	$804,425	$1,702,667	$3,267,049	—	—	—	$5,774,141

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 29, 2012 was $(564,632).

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	61

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 2.6%
Delphi Automative Plc (a)	2,826	$90,429
Delphi Automative Plc (180-day lock) (Acquired 11/17/11, cost $332,803) (a)(b)	35,107	1,095,341
		1,185,770
Capital Markets — 0.1%
E*Trade Financial Corp. (a)	4,900	47,187
Commercial Banks — 0.2%
CIT Group, Inc. (a)	2,780	113,173
Diversified Telecommunication Services — 0.2%
Level 3 Communications, Inc. (a)	3,000	72,930
Energy Equipment & Services — 0.1%
Transocean Ltd.	900	48,006
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd.	12,460	6,230
Media — 0.8%
Charter Communications, Inc. (a)	5,800	367,778
Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (a)	2,234	3,522
Ainsworth Lumber Co. Ltd. (a)(c)	2,507	3,953
		7,475
Road & Rail — 0.2%
Dollar Thrifty Automotive Group, Inc. (a)	1,000	75,910
Software — 0.0%
Bankruptcy Management Solutions, Inc.	91	2
HMH Holdings/EduMedia	13,576	3,394
		3,396
Total Common Stocks — 4.2%		1,927,855

Corporate Bonds	Par (000)
Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18	USD	160	168,400
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		200	215,500
			383,900
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		106	109,984
Series 2, 12.38%, 8/16/15		107	111,179
			221,163
Airlines — 1.6%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		197	208,820
Continental Airlines, Inc.:
6.75%, 9/15/15 (c)		90	90,900
Series 2010-1, Class B, 6.00%, 1/12/19		96	93,073
United Air Lines, Inc., 12.75%, 7/15/12		246	254,113
US Airways Pass-Through Trust, 10.88%, 10/22/14		110	110,000
			756,906

Corporate Bonds	Par (000)		Value
Auto Components — 2.2%
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (c)	USD	35	$35,700
Dana Holding Corp., 6.75%, 2/15/21		180	194,850
Delphi Corp., 6.13%, 5/15/21 (c)		30	32,175
Icahn Enterprises LP, 8.00%, 1/15/18		650	689,000
Stanadyne Corp., Series 1, 10.00%, 8/15/14		90	82,350
			1,034,075
Beverages — 0.4%
Cott Beverages, Inc., 8.13%, 9/01/18		43	47,407
Crown European Holdings SA, 7.13%, 8/15/18	EUR	92	131,305
			178,712
Biotechnology — 0.1%
QHP Royalty Sub LLC, 10.25%, 3/15/15 (c)	USD	40	40,734
Building Products — 0.6%
Building Materials Corp. of America, 6.75%, 5/01/21 (c)		200	217,500
Momentive Performance Materials, Inc., 11.50%, 12/01/16		80	67,200
			284,700
Capital Markets — 1.1%
American Capital Ltd., 7.96%, 12/31/13 (e)		130	132,410
E*Trade Financial Corp.:
12.50%, 11/30/17		180	209,700
Series A, 2.51%, 8/31/19 (f)(g)		71	67,184
KKR Group Finance Co., 6.38%, 9/29/20 (c)		110	117,064
			526,358
Chemicals — 4.2%
American Pacific Corp., 9.00%, 2/01/15		140	136,500
Ashland, Inc., 9.13%, 6/01/17		70	78,575
Basell Finance Co. BV, 8.10%, 3/15/27 (c)		85	97,325
Celanese US Holdings LLC, 5.88%, 6/15/21		300	327,000
Chemtura Corp., 7.88%, 9/01/18		65	69,875
Hexion U.S. Finance Corp., 9.00%, 11/15/20		50	49,000
Huntsman International LLC, 8.63%, 3/15/21		25	28,250
Ineos Finance Plc, 8.38%, 2/15/19 (c)		100	106,250
Kinove German Bondco GmbH, 9.63%, 6/15/18 (c)		200	204,500
Kraton Polymers LLC, 6.75%, 3/01/19		20	20,400
Lyondell Chemical Co., 11.00%, 5/01/18		492	539,552
LyondellBasell Industries NV, 6.00%, 11/15/21 (c)		25	27,438
Nexeo Solutions LLC, 8.38%, 3/01/18 (c)		30	30,000
PolyOne Corp., 7.38%, 9/15/20		35	37,713
Solutia, Inc., 7.88%, 3/15/20		105	123,112
TPC Group LLC, 8.25%, 10/01/17 (c)		55	58,025
			1,933,515
Commercial Banks — 2.1%
CIT Group, Inc. (c):
7.00%, 5/02/16		435	435,544
7.00%, 5/02/17		450	450,562
5.50%, 2/15/19		100	102,125
			988,231
Commercial Services & Supplies — 2.0%
ACCO Brands Corp., 10.63%, 3/15/15		55	60,707
ARAMARK Corp., 8.50%, 2/01/15		4	4,105
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		92	91,194
AWAS Aviation Capital Ltd., 7.00%, 10/17/16		181	188,936
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (c)		7	6,650
Iron Mountain, Inc., 7.75%, 10/01/19		60	66,300
Mobile Mini, Inc., 7.88%, 12/01/20		60	63,000

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (c)	USD	100	$116,000
8.25%, 2/01/21		148	156,880
Verisure Holding AB, 8.75%, 9/01/18	EUR	100	134,562
West Corp., 8.63%, 10/01/18	USD	25	27,438
			915,772
Communications Equipment — 0.4%
Avaya, Inc., 9.75%, 11/01/15		40	40,000
Frontier Communications Corp., 6.25%, 1/15/13		150	154,875
			194,875
Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (g)		40	47,900
Construction & Engineering — 0.1%
Boart Longyear Management Ltd., 7.00%, 4/01/21 (c)		35	36,838
Construction Materials — 0.3%
Xefin Lux SCA, 8.00%, 6/01/18	EUR	100	133,896
Consumer Finance — 2.3%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	80	85,200
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		500	555,000
12.00%, 5/15/15		120	150,893
6.63%, 8/15/17		230	260,628
			1,051,721
Containers & Packaging — 1.2%
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (c)		200	206,500
Berry Plastics Corp.:
4.35%, 9/15/14 (d)		50	47,875
8.25%, 11/15/15		20	21,500
9.75%, 1/15/21		60	64,200
Graphic Packaging International, Inc., 7.88%, 10/01/18		60	66,000
Sealed Air Corp., 8.38%, 9/15/21 (c)		40	45,800
Smurfit Kappa Acquisitions, 7.75%, 11/15/19	EUR	64	91,875
			543,750
Diversified Consumer Services — 0.2%
ServiceMaster Co., 8.00%, 2/15/20 (c)	USD	110	116,050
Diversified Financial Services — 5.1%
Ally Financial, Inc.:
8.30%, 2/12/15		150	165,750
6.25%, 12/01/17		100	103,362
8.00%, 3/15/20		300	339,750
7.50%, 9/15/20		120	132,150
8.00%, 11/01/31		330	368,362
8.00%, 11/01/31		100	108,506
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		145	154,606
DPL, Inc., 7.25%, 10/15/21		130	148,200
Leucadia National Corp.:
8.13%, 9/15/15		140	155,750
Reynolds Group Issuer, Inc. (c):
8.75%, 10/15/16		250	266,250
7.88%, 8/15/19		100	109,500
9.88%, 8/15/19		100	103,375
6.88%, 2/15/21		65	68,900
WMG Acquisition Corp. (c):
9.50%, 6/15/16		20	22,100
11.50%, 10/01/18		95	100,938
			2,347,499

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services — 3.4%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	USD	195	$175,012
Level 3 Financing, Inc. (c):
8.13%, 7/01/19		500	523,750
8.63%, 7/15/20		170	181,475
Qwest Communications International, Inc.:
7.50%, 2/15/14		300	301,050
8.00%, 10/01/15		200	214,688
Videotron Ltee, 5.00%, 7/15/22 (c)		20	20,050
Windstream Corp.:
8.13%, 8/01/13		25	26,813
7.88%, 11/01/17		100	112,750
			1,555,588
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18		40	47,600
Energy Equipment & Services — 3.2%
Antero Resources Finance Corp., 7.25%, 8/01/19 (c)		25	26,375
Atwood Oceanics, Inc., 6.50%, 2/01/20		25	26,313
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		65	65,000
Compagnie Générale de Géophysique-Veritas, 7.75%, 5/15/17		65	67,681
Forbes Energy Services Ltd., 9.00%, 6/15/19		60	59,100
Frac Tech Services LLC, 7.63%, 11/15/18 (c)		295	314,912
Key Energy Services, Inc., 6.75%, 3/01/21		75	78,562
MEG Energy Corp., 6.50%, 3/15/21 (c)		165	176,550
Oil States International, Inc., 6.50%, 6/01/19 (c)		50	53,750
Peabody Energy Corp., 6.25%, 11/15/21 (c)		440	460,900
Transocean, Inc., 6.38%, 12/15/21		125	147,519
			1,476,662
Food Products — 0.2%
Darling International, Inc., 8.50%, 12/15/18		40	45,000
Post Holdings, Inc., 7.38%, 2/15/22 (c)		40	42,600
Smithfield Foods, Inc., 10.00%, 7/15/14		6	7,035
			94,635
Health Care Equipment & Supplies — 2.2%
Biomet, Inc.:
10.00%, 10/15/17		35	38,019
10.38%, 10/15/17 (h)		250	272,188
DJO Finance LLC:
10.88%, 11/15/14		385	391,737
7.75%, 4/15/18 (c)		20	17,200
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (c)		110	116,050
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (c)		54	59,805
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (c)		80	92,400
Teleflex, Inc., 6.88%, 6/01/19		50	53,875
			1,041,274
Health Care Providers & Services — 5.5%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		65	66,463
Crown Newco 3 Plc, 7.00%, 2/15/18	GBP	100	156,704
HCA, Inc.:
8.50%, 4/15/19	USD	25	28,000
6.50%, 2/15/20		335	359,287
7.88%, 2/15/20		115	126,787
7.25%, 9/15/20		410	446,900
5.88%, 3/15/22		45	46,125

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	63

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Health Management Associates, Inc., 7.38%, 1/15/20 (c)	USD	160	$166,800
IASIS Healthcare LLC, 8.38%, 5/15/19		125	119,375
INC Research LLC, 11.50%, 7/15/19 (c)		70	67,200
inVentiv Health, Inc., 10.00%, 8/15/18 (c)		20	18,200
Omnicare, Inc., 7.75%, 6/01/20		160	178,200
PSS World Medical, Inc., 6.38%, 3/01/22 (c)		50	52,000
Symbion, Inc., 8.00%, 6/15/16		55	53,075
Tenet Healthcare Corp.:
10.00%, 5/01/18		279	325,035
6.25%, 11/01/18 (c)		55	58,644
8.88%, 7/01/19		245	279,300
			2,548,095
Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (c)		410	487,900
Hotels, Restaurants & Leisure — 3.2%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		25	27,375
10.00%, 12/15/18		235	181,537
Caesars Operating Escrow LLC 8.50%, 2/15/20 (c)		125	127,500
Diamond Resorts Corp., 12.00%, 8/15/18		200	211,000
El Dorado Resorts LLC, 8.63%, 6/15/19 (c)		25	23,813
MGM Resorts International:
13.00%, 11/15/13		25	29,188
10.38%, 5/15/14		465	528,937
4.25%, 4/15/15 (g)		95	101,888
11.13%, 11/15/17		185	210,437
Travelport LLC:
5.11%, 9/01/14 (d)		20	10,250
9.88%, 9/01/14		5	2,863
6.58%, 12/01/16 (c)(h)		66	46,311
Tropicana Entertainment LLC, Series WI, 9.63%,
12/15/14 (a)(d)(i)		25	—
			1,501,099
Household Durables — 1.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17		190	207,100
Jarden Corp., 8.00%, 5/01/16		40	43,750
Ryland Group, Inc., 6.63%, 5/01/20		60	61,200
Standard Pacific Corp.:
10.75%, 9/15/16		300	344,625
8.38%, 1/15/21		50	53,125
			709,800
Household Products — 0.4%
Spectrum Brands Holdings, Inc.:
9.50%, 6/15/18		60	68,400
9.50%, 6/15/18 (c)		100	114,000
			182,400
Independent Power Producers & Energy Traders — 3.0%
The AES Corp., 7.38%, 7/01/21 (c)		110	125,400
Calpine Corp. (c):
7.25%, 10/15/17		30	31,800
7.50%, 2/15/21		15	16,275
7.88%, 1/15/23		45	49,050
Energy Future Holdings Corp., 10.00%, 1/15/20		540	583,875
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		158	171,627
11.75%, 3/01/22		240	246,000

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
Laredo Petroleum, Inc., 9.50%, 2/15/19	USD	90	$99,225
QEP Resources, Inc., 5.38%, 10/01/22		56	56,560
			1,379,812
Industrial Conglomerates — 2.2%
Sequa Corp. (c):
11.75%, 12/01/15		350	371,875
13.50%, 12/01/15		586	625,317
			997,192
Insurance — 0.4%
CNO Financial Group, Inc., 9.00%, 1/15/18 (c)		61	65,651
Genworth Financial, Inc., 7.63%, 9/24/21		70	72,627
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		40	35,700
			173,978
IT Services — 1.8%
Epicor Software Corp., 8.63%, 5/01/19 (c)		87	90,045
First Data Corp. (c):
7.38%, 6/15/19		35	35,394
8.88%, 8/15/20		90	97,425
8.25%, 1/15/21		105	101,587
12.63%, 1/15/21		236	247,800
SunGard Data Systems, Inc.:
7.38%, 11/15/18		130	139,750
7.63%, 11/15/20		100	108,000
			820,001
Machinery — 1.2%
Navistar International Corp.:
3.00%, 10/15/14 (g)		128	144,160
8.25%, 11/01/21		45	49,219
SPX Corp., 6.88%, 9/01/17		30	33,300
UR Financing Escrow Corp. (c)(j):
5.75%, 7/15/18		43	44,182
7.38%, 5/15/20		60	61,575
7.63%, 4/15/22		216	223,560
			555,996
Media — 14.8%
Affinion Group, Inc., 7.88%, 12/15/18		130	116,350
AMC Networks, Inc., 7.75%, 7/15/21 (c)		40	44,600
CCH II LLC, 13.50%, 11/30/16		179	205,277
CCO Holdings LLC:
7.38%,6/01/20		40	44,000
6.50%, 4/30/21		378	401,625
Checkout Holding Corp., 10.68%, 11/15/15 (c)(f)		110	49,500
Cinemark USA, Inc., 8.63%, 6/15/19		35	38,938
Clear Channel Communications, Inc., 9.00%, 3/01/21		95	87,400
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		246	269,370
7.63%, 3/15/20 (c)		175	175,000
Series B, 9.25%, 12/15/17		966	1,062,600
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		128	130,350
Loan Close 3, 12.00%, 8/15/18		147	149,028
Shares Loan, 12.00%, 8/15/18		151	153,701
CSC Holdings LLC, 8.50%, 4/15/14		80	88,800
DISH DBS Corp.:
7.00%, 10/01/13		40	42,950
6.75%, 6/01/21		130	144,300
Gray Television, Inc., 10.50%, 6/29/15		250	264,062
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (d)		50	34,125
9.50%, 5/15/15		45	35,438

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Intelsat Jackson Holdings SA, 11.25%, 6/15/16	USD	240	$253,800
Intelsat Luxembourg SA:
11.25%, 2/04/17		160	165,000
11.50%, 2/04/17 (h)		163	167,890
Interactive Data Corp., 10.25%, 8/01/18		220	248,050
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		55	62,975
Kabel BW Holdings GmbH, 7.50%, 3/15/19	EUR	112	159,663
Kabel Deutschland GmbH, 6.50%, 6/29/18		100	141,224
Lamar Media Corp., 5.88%, 2/01/22 (c)	USD	35	36,531
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (c)		125	132,969
Musketeer GmbH, 9.50%, 3/15/21	EUR	100	143,888
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (c)	USD	105	115,500
The New York Times Co., 6.63%, 12/15/16		225	234,562
Nielsen Finance LLC, 7.75%, 10/15/18		600	667,500
ProQuest LLC, 9.00%, 10/15/18 (c)		85	75,225
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(c)(g)(i)		414	207
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (c)		400	434,000
Ziggo Bond Co. BV, 8.00%, 5/15/18	EUR	65	91,579
Ziggo Finance BV, 6.13%, 11/15/17		120	165,871
			6,833,848
Metals & Mining — 2.3%
Goldcorp, Inc., 2.00%, 8/01/14 (g)	USD	85	107,738
New World Resources NV, 7.88%, 5/01/18	EUR	110	148,751
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (g)	USD	90	124,200
Novelis, Inc., 8.75%, 12/15/20		545	607,675
Taseko Mines Ltd., 7.75%, 4/15/19		70	67,200
			1,055,564
Multiline Retail — 2.2%
Dollar General Corp., 11.88%, 7/15/17 (d)		929	1,019,587
Oil, Gas & Consumable Fuels — 10.5%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		65	63,050
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (c)		80	82,400
Berry Petroleum Co., 8.25%, 11/01/16		80	83,400
Bill Barrett Corp., 9.88%, 7/15/16		5	5,525
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (c)		40	41,900
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		20	20,800
Chesapeake Midstream Partners LP, 6.13%, 7/15/22 (c)		45	46,575
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (c)		10	10,200
Coffeyville Resources LLC, 9.00%, 4/01/15 (c)		45	48,150
Concho Resources, Inc., 7.00%, 1/15/21		70	78,750
Consol Energy, Inc., 8.25%, 4/01/20		330	359,700
Continental Resources, Inc., 7.13%, 4/01/21		60	66,600
Copano Energy LLC, 7.13%, 4/01/21		55	58,300
Crosstex Energy LP, 8.88%, 2/15/18		30	32,550
Denbury Resources, Inc.:
8.25%, 2/15/20		109	124,260
6.38%, 8/15/21		60	66,150
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		90	99,675
7.75%, 6/15/19		150	158,250
EV Energy Partners LP, 8.00%, 4/15/19 (c)		25	26,250
Hilcorp Energy I LP, 7.63%, 4/15/21 (c)		125	136,250
Holly Energy Partners LP, 6.50%, 3/01/20 (c)		25	25,531
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (c)		55	58,850

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Linn Energy LLC:
6.50%, 5/15/19 (c)	USD	15	$15,300
6.25%, 11/01/19 (c)(j)		345	344,569
8.63%, 4/15/20		40	44,400
7.75%, 2/01/21		75	80,625
MarkWest Energy Partners LP, 6.75%, 11/01/20		25	27,313
Newfield Exploration Co., 6.88%, 2/01/20		160	172,800
Niska Gas Storage US LLC, 8.88%, 3/15/18		95	91,200
Oasis Petroleum, Inc.:
7.25%, 2/01/19		55	58,300
6.50%, 11/01/21		50	51,500
OGX Petroleo e Gas Participações SA, 8.50%, 6/01/18 (c)		900	938,250
PBF Holding Co. LLC, 8.25%, 2/15/20 (c)		55	55,000
PetroBakken Energy Ltd., 8.63%, 2/01/20 (c)		145	154,062
Petrohawk Energy Corp.:
10.50%, 8/01/14		65	72,231
7.88%, 6/01/15		15	15,844
7.25%, 8/15/18		55	62,906
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (c)		95	99,750
Pioneer Natural Resources Co.:
6.88%, 5/01/18		75	88,100
7.50%, 1/15/20		25	30,894
Plains Exploration & Production Co.:
6.63%, 5/01/21		130	140,400
6.75%, 2/01/22		90	98,550
Precision Drilling Corp., 6.50%, 12/15/21 (c)		45	48,038
Range Resources Corp.:
8.00%, 5/15/19		20	22,300
5.75%, 6/01/21		160	171,200
Ruby Pipeline LLC, 6.00%, 4/01/22 (c)		65	64,870
Samson Investment Co., 9.75%, 2/15/20 (c)		105	110,513
SandRidge Energy, Inc., 7.50%, 3/15/21 (c)		80	80,800
SM Energy Co., 6.63%, 2/15/19 (c)		20	21,450
			4,854,281
Paper & Forest Products — 2.3%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (c)(h)		22	15,917
Boise Paper Holdings LLC:
9.00%, 11/01/17		80	88,000
8.00%, 4/01/20		30	32,925
Clearwater Paper Corp.:
10.63%, 6/15/16		70	79,537
7.13%, 11/01/18		95	101,175
Georgia-Pacific LLC, 8.25%, 5/01/16 (c)		285	315,731
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (c)		55	56,513
NewPage Corp., 11.38%, 12/31/14 (a)(i)		365	219,912
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (c)		25	23,438
Verso Paper Holdings LLC, 11.50%, 7/01/14		135	137,700
			1,070,848
Pharmaceuticals — 0.7%
Jaguar Holding Co. II, 9.50%, 12/01/19 (c)		70	76,562
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (c)		225	229,500
			306,062
Professional Services — 0.6%
FTI Consulting, Inc.:
7.75%, 10/01/16		100	104,125
6.75%, 10/01/20		150	162,188
			266,313

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	65

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19	USD	250	$255,625
The Rouse Co. LP, 6.75%, 11/09/15		85	88,931
			344,556
Real Estate Management & Development — 2.0%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		55	58,437
Realogy Corp.:
11.50%, 4/15/17 (k)		60	54,900
12.00%, 4/15/17 (k)		15	13,800
7.88%, 2/15/19 (c)		400	388,000
7.63%, 1/15/20 (c)		120	123,900
9.00%, 1/15/20 (c)		60	60,300
Shea Homes LP, 8.63%, 5/15/19 (c)		205	207,050
			906,387
Road & Rail — 1.3%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		25	26,063
Florida East Coast Railway Corp., 8.13%, 2/01/17 (c)		80	80,800
The Hertz Corp.:
7.50%, 10/15/18		150	161,812
6.75%, 4/15/19		60	62,850
6.75%, 4/15/19 (c)		50	52,375
7.38%, 1/15/21		195	211,087
			594,987
Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17		50	49,125
Software — 0.2%
Sophia LP, 9.75%, 1/15/19 (c)		78	83,850
Specialty Retail — 2.5%
Asbury Automotive Group, Inc.:
7.63%, 3/15/17		60	61,800
8.38%, 11/15/20		60	64,350
House of Fraser Funding Plc, 8.88%, 8/15/18	GBP	100	142,386
Limited Brands, Inc.:
8.50%, 6/15/19	USD	140	167,300
5.63%, 2/15/22		25	25,750
Phones4u Finance Plc, 9.50%, 4/01/18	GBP	100	139,601
QVC, Inc. (c):
7.13%, 4/15/17	USD	40	43,000
7.50%, 10/01/19		100	111,000
7.38%, 10/15/20		55	60,913
Sally Holdings LLC, 6.88%, 11/15/19 (c)		90	96,750
Sonic Automotive, Inc., 9.00%, 3/15/18		65	70,687
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (c)		25	25,688
United Auto Group, Inc., 7.75%, 12/15/16		165	172,014
			1,181,239
Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18		150	157,688
Wireless Telecommunication Services — 5.3%
Cricket Communications, Inc., 7.75%, 5/15/16		250	266,250
Digicel Group Ltd. (c):
9.13%, 1/15/15		294	299,880
8.25%, 9/01/17		330	349,800
iPCS, Inc., 2.67%, 5/01/13 (d)		140	134,750
Matterhorn Mobile Holdings SA, 8.25%, 2/15/20	EUR	100	137,227
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	150	154,500
NII Capital Corp., 7.63%, 4/01/21		60	61,350
Sprint Capital Corp., 6.88%, 11/15/28 (j)		330	257,400

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Sprint Nextel Corp. (c):
9.00%, 11/15/18	USD	400	$446,000
7.00%, 3/01/20		330	335,362
			2,442,519
Total Corporate Bonds — 100.5%			46,475,481

Floating Rate Loan Interests (d)
Airlines — 0.3%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		122	118,932
Auto Components — 0.2%
Schaeffler AG, Term Loan C2, 5.25%, 1/27/17		90	90,263
Building Products — 0.0%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		16	16,158
Capital Markets — 0.4%
Nuveen Investments, Inc., Incremental Term Loan (First Lien):
7.25%, 5/13/17		110	110,770
7.25%, 3/14/19		70	70,613
			181,383
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		110	109,837
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		100	100,107
Volume Services America, Inc. (FKA Centerplate), Term Loan B, 10.50 – 10.75%, 9/16/16		163	163,617
			373,561
Communications Equipment — 0.1%
Avaya, Inc., Term Loan B1, 3.24%, 10/24/14		30	29,354
Construction & Engineering — 0.5%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		250	250,000
Consumer Finance — 1.6%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		840	765,752
Diversified Consumer Services — 0.0%
ServiceMaster Co.:
Delayed Draw Term Loan, 2.75%, 7/24/14		1	1,335
Term Loan, 2.77% – 3.03%, 7/24/14		14	13,407
			14,742
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
Term Loan B, 5.75%, 8/31/18		150	151,032
Tranche A Term Loan, 2.50% – 2.83%, 3/13/14		75	73,762
			224,794
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC (FKA CDW Corp.), Term Loan, 4.00%, 7/14/17		50	48,866
Energy Equipment & Services — 2.2%
CCS Corp., Incremental Term Loan, 5.56%, 10/17/14		45	45,045
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		335	332,946
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		613	632,100
			1,010,091

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)		Value
Food & Staples Retailing — 0.1%
US Foodservice, Inc., Term Loan B, 2.74%, 7/03/14	USD	30	$28,950
Food Products — 0.3%
Advance Pierre Foods, Inc., Term Loan (Second Lien), 11.25%, 9/29/17		135	135,112
Health Care Equipment & Supplies — 0.3%
Hupah Finance, Inc., Term Loan B, 6.25%, 1/21/19		130	129,919
Health Care Providers & Services — 0.8%
Harden Healthcare LLC:
Term Loan, 8.50%, 3/02/15		70	68,282
Tranche A Additional Term Loan, 7.75%, 3/02/15		82	80,698
Health Management Associates, Inc., Term Loan B, 4.50%, 11/16/18		65	64,577
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		177	169,870
			383,427
Hotels, Restaurants & Leisure — 1.4%
Caesars Entertainment Operating Co., Inc.:
Term Loan B-3, 3.25%, 1/28/15		166	155,694
Term Loan B-3, 9.50%, 1/28/15		128	119,539
Term Loan B-3, 9.50%, 1/28/15		54	50,446
Term Loan B-4, 9.50%, 10/31/16		85	87,434
OSI Restaurant Partners LLC:
Revolver, 2.56 – 2.79%, 6/14/13		2	1,751
Term Loan B, 2.56%, 6/14/14		18	17,765
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		175	157,792
Travelport LLC (FKA Travelport, Inc.):
Extended Tranche A Term Loan, 6.54%, 9/28/12		30	14,363
Extended Tranche B Term Loan, 14.04%, 12/01/16		94	21,138
			625,922
Independent Power Producers & Energy Traders — 0.1%
Texas Competitive Electric Holdings Co. LLC (FKA TXU), Extended Term Loan, 4.76%, 10/10/17		126	70,205
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 6.25%, 12/03/14		75	75,250
IT Services — 0.3%
First Data Corp., Extended Term Loan B, 4.24%, 3/23/18		130	116,654
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/20/13		100	101,219
Media — 5.4%
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		301	289,089
Cequel Communications LLC, Term Loan B, 4.00%, 2/11/19		100	98,977
Clear Channel Communication:
Term Loan B, 3.89%, 1/28/16		365	299,553
Term Loan C, 3.89%, 1/28/16		63	49,612
HMH Publishing Co. Ltd., Tranche A, Term Loan, 6.51%, 6/12/14		145	89,354
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		1,241	1,238,516

Floating Rate Loan Interests (d)	Par (000)		Value
Media (concluded)
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18	USD	10	$9,978
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		375	385,781
Univision Communications, Inc., Extended First Lien Term Loan, 4.52%, 3/31/17		55	51,076
			2,511,936
Oil, Gas & Consumable Fuels — 0.6%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		276	277,727
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		100	100,750
Verso Paper Finance Holdings LLC, Term Loan, 6.79% – 7.54%, 2/01/13 (h)		227	113,626
			214,376
Pharmaceuticals — 0.1%
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		65	65,569
Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		281	279,938
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit Loan, 4.53%, 10/10/16		17	16,147
Extended Term Loan, 4.77%, 10/10/16		123	113,813
			129,960
Semiconductors & Semiconductor Equipment — 0.0%
NXP BV, Incremental Term Loan A-2, 5.50%, 3/03/17		10	9,925
Software — 0.2%
Infor Enterprise Solutions Holdings, Inc.:
Extended Delayed Draw Term Loan, 6.29%, 7/28/15		26	25,430
Extended Initial Term Loan, 6.29%, 7/28/15		49	47,883
			73,313
Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 2.99 – 3.30%, 5/29/14		87	82,675
Wireless Telecommunication Services — 1.2%
Crown Castle International Corp., Term B, 4.00%, 1/25/19		40	39,818
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15		277	276,882
Term Loan B, 6.25%, 7/11/16 (h)		258	257,168
			573,868
Total Floating Rate Loan Interests — 19.5%			9,009,841

Preferred Securities
Capital Trusts
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (h)		145	99,506
Diversified Financial Services — 0.2%
Range Resources Corp., 5.00%, 8/15/22		74	74,740
Total Capital Trusts — 0.4%			174,246

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	67

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares		Value
Auto Components — 0.5%
Dana Holding Corp., 4.00% (c)		1,800	$242,325
Diversified Financial Services — 1.0%
Ally Financial, Inc., 7.00% (c)		500	433,844
Total Preferred Stocks — 1.5%			676,169

Trust Preferreds	Par (000)
Diversified Financial Services — 0.8%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40	USD	11,760	275,222
RBS Capital Funding Trust VII, 6.08%, 12/31/49		8,000	109,360
Total Trust Preferreds — 0.8%			384,582
Total Preferred Securities — 2.7%			1,234,997

Warrants (l)		Shares
Diversified Telecommunication Services — 0.0%
NEON Communications, Inc. (Expires 12/02/12)		53,622	1
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)		6,182	44,657
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		61	—
HMH Holdings/EduMedia (Expires 3/09/17)		1,184	—
Total Warrants — 0.1%			44,658
Total Long-Term Investments (Cost — $56,179,302) — 127.0%			58,692,832

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (m)(n)		980,802	980,802
Total Short-Term Securities (Cost — $980,802) — 2.1%			980,802

Options Purchased		Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19, Broker Goldman Sachs Bank USA		3	—
Total Options Purchased (Cost — $2,933) — 0.0%			—
Total Investments (Cost — $57,163,037) — 129.1%			59,673,634
Liabilities in Excess of Other Assets — (29.1)%			(13,434,085)
Net Assets — 100.0%			$46,239,549

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Trust held 2.6% of its net assets with a current value of $1,095,341 in this security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Convertible security.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America NA	$257,400	$2,075
JPMorgan Chase Bank	$344,569	$(331)
Morgan Stanley Co., Inc.	$329,317	$10,318

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(l)	Warrants entitle the Trust to purchase a predetermined number of price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(m)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BlackRock Liquidity
Funds, TempFund
Institutional Class	421,345	559,457	980,802	$215

(n)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	216,000	USD	288,187	UBS AG	3/05/12	$(410)
USD	1,211,203	EUR	915,000	Citibank NA	4/11/12	(8,050)
USD	288,230	EUR	216,000	UBS AG	4/11/12	407
USD	437,178	GBP	279,000	Citibank NA	4/11/12	(6,557)
Total						$(14,610)

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

•	Credit default swaps on single-name issues — buy protection outstanding as of February 29, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
MGM Resorts	5.00%	Deutsche	6/20/15	$20	$(1,113)
International		Bank AG
MGM Resorts	5.00%	Deutsche	6/20/15	$15	(977)
International		Bank AG
MGM Resorts	5.00%	Deutsche	6/20/15	$30	(1,568)
International		Bank AG
MGM Resorts	5.00%	Deutsche	6/20/15	$15	(425)
International		Bank AG
MGM Resorts	5.00%	Deutsche	6/20/15	$15	(536)
International		Bank AG
Hovnanian	5.00%	JPMorgan	12/20/15	$125	16,817
Enterprises, Inc.		Chase & Co.
The New York	1.00%	Barclays	12/20/16	$225	48
Times Co.		Capital, Inc.
Republic of	1.00%	Deutsche	12/20/15	$50	2,662
Hungary		Bank AG
Israel (State of)	1.00%	Deutsche	3/20/17	$35	(364)
		Bank AG
Israel	1.00%	Deutsche	3/20/17	$100	(1,109)
Government Bond		Bank AG
Total					$13,435

•	Credit default swaps on single-name issues — sold protection outstanding as of February 29, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Air Lease Corp.	5.00%	Goldman	2/14/13	Not Rated	$100	$138
		Sachs & Co.
CIT Group, Inc.	5.00%	Deutsche	9/20/15	BB–	$500	33,393
		Bank AG
ARAMARK Corp.	5.00%	Credit Suisse	9/20/16	B	$50	4,050
		Securities
		(USA) LLC
ARAMARK Corp.	5.00%	Goldman	9/20/16	B	$50	3,865
		Sachs & Co.
ARAMARK Corp.	5.00%	Deutsche	3/20/17	B	$35	754
		Bank AG
Bausch &	5.00%	Credit Suisse	3/20/17	B	$20	1,001
Lomb, Inc.		Securities
		(USA) LLC
Bausch &	5.00%	Goldman	3/20/17	B	$35	134
Lomb, Inc.		Sachs & Co.
Bausch &	5.00%	Goldman	3/20/17	B	$15	684
Lomb, Inc.		Sachs & Co.
Crown Castle	7.25%	Deutsche	3/20/17	B–	$80	1,735
International		Bank AG
Corp.
CCO	8.00%	Deutsche	9/20/17	BB–	$280	(15)
Holdings LLC		Bank AG
Total						$45,739

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes — sold protection outstanding as of February 29, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]	Unrealized Appreciation
Dow Jones CDX	5.00%	Credit Suisse	12/20/16	B+	$1,940	$126,645
North America		Securities
High Yield		(USA) LLC
Series 17

[3]	Using S&P’s rating of the underlying securities.

[4]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$822,888	$1,095,341	$9,626	$1,927,855
Corporate Bonds	—	45,821,032	654,449	46,475,481
Floating Rate Loan Interests	—	7,560,603	1,449,238	9,009,841
Preferred Securities	384,582	850,415	—	1,234,997
Warrants	—	44,657	1	44,658
Short-Term Securities	980,802	—	—	980,802
Total	$2,188,272	$55,372,048	$2,113,314	$59,673,634

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	69

Schedule of Investments (concluded)	BlackRock High Yield Trust (BHY)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$156,660	$35,266	$191,926
Foreign currency exchange contracts	—	407	—	407
Liabilities:
Credit contracts	—	(6,092)	(15)	(6,107)
Foreign currency exchange contracts	—	(15,017)	—	(15,017)
Total	—	$135,958	$35,251	$171,209

[1]

Derivative financial instruments are swaps, foreign currency exchange contracts and options. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets/Liabilities:
Balance, as of August 31, 2011	$27,152	$688,980	$1,642,711	$477	$45,985	$34,922	$2,440,227
Accrued discounts/premiums	—	—	10,336	—	—	—	10,336
Net realized gain (loss)	—	8,873	6,344	910	54,100	—	70,227
Net change in unrealized appreciation/depreciation[2]	(23,756)	(15,023)	(119,058)	(477)	(45,985)	—	(204,299)
Purchases	6,230	8,369	67,215	—	—	—	81,814
Sales	—	(36,750)	(77,190)	(910)	(54,100)	—	(168,950)
Transfers in3	—	—	306,067	—	—	—	306,067
Transfers out[3]	—	—	(387,187)	—	—	(34,921)	(422,108)
Balance, as of February 29, 2012	$9,626	$654,449	$1,449,238	—	—	$1	$2,113,314

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 29, 2012 was $(150,114).

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Assets/Liabilities:
Balance, as of August 31, 2011	—
Accrued discounts/premiums	$(10,677)
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	35,250
Purchases	—
Issuances[5]	44,181
Sales	—
Settlements[6]	(33,503)
Transfers in7	—
Transfers out[7]	—
Balance, as of February 29, 2012	$35,251

[4]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on derivative financial instruments still held at February 29, 2012 was $35,250.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 5.6%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	804	$809,872
AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)		630	624,706
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	409,022
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17		210	209,783
Series 2012-1, Class C, 2.20%, 10/16/17		125	124,845
Series 2012-1, Class D, 3.09%, 8/15/18		160	159,809
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,118,781
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,970	1,974,447
DT Auto Owner Trust (a):
Series 2011-2A, Class C, 3.05%, 2/16/16		1,500	1,498,858
Series 2011-3A, Class C, 4.03%, 2/15/17		260	262,884
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.15%, 1/15/16 (b)		180	180,002
Series 2012-1, Class C, 1.75%, 1/15/16 (b)		480	480,004
Series 2012-1, Class D, 2.35%, 1/15/16 (b)		450	450,003
Series 2012-2, Class B, 2.32%, 1/15/19		245	245,023
Series 2012-2, Class C, 2.86%, 1/15/19		105	104,921
Series 2012-2, Class D, 3.51%, 1/15/19		200	199,843
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	264	354,417
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.35%, 7/25/37 (b)	USD	130	127,042
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.60%, 8/23/27		525	488,049
Series 2008-3, Class A4, 2.14%, 11/25/24		620	639,191
PFS Financing Corp., Series 2012-AA, Class A, 1.46%, 2/15/16 (a)(b)		480	480,000
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		596	596,319
Series 2011-S1A, Class C, 2.01%, 8/15/16		444	439,288
Series 2011-S1A, Class D, 3.15%, 8/15/16		452	451,249
Series 2011-WO, Class C, 3.19%, 10/15/15		575	574,248
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		870	873,712
Series 2010-2, Class C, 3.89%, 7/17/17		1,020	1,031,313
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		700	704,040
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		735	730,438
Series 2011-1, Class D, 4.01%, 2/15/17		940	944,687
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		357	354,894
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		388	384,887
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		919	919,399
Series 2012-1, Class B, 2.72%, 5/16/16		240	240,290
Series 2012-1, Class C, 3.78%, 11/15/17		325	325,521
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.75%, 6/15/21 (b)		217	208,113
Series 2008-5, Class A3, 1.86%, 1/25/18 (b)		525	533,232
Series 2008-5, Class A4, 2.26%, 7/25/23 (b)		630	645,212
Series 2012-A, Class A1, 1.66%, 8/15/25 (a)(b)		380	380,085
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		345	345,338
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		222	240,337
			21,864,104

Asset-Backed Securities	Par (000)		Value
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)	USD	4,458	$345,527
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		6,359	492,822
			838,349
Total Asset-Backed Securities — 5.8%			22,702,453

Common Stocks (c) — 0.0%	Shares
Software — 0.0%
Bankruptcy Management Solutions, Inc.		152	3

Corporate Bonds	Par (000)
Aerospace & Defense — 0.6%
United Technologies Corp.:
4.88%, 5/01/15	USD	1,250	1,403,397
6.13%, 7/15/38		750	995,951
			2,399,348
Airlines — 0.4%
Continental Airlines, Inc., Series 2010-1, Class B, 6.00%, 1/12/19		672	651,509
United Air Lines, Inc., 12.75%, 7/15/12		786	813,162
			1,464,671
Auto Components — 0.3%
BorgWarner, Inc., 4.63%, 9/15/20		265	284,247
Icahn Enterprises LP, 8.00%, 1/15/18		1,000	1,060,000
			1,344,247
Capital Markets — 5.6%
CDP Financial, Inc., 5.60%, 11/25/39 (a)		2,955	3,574,028
Credit Suisse AG:
2.60%, 5/27/16 (a)		570	583,207
5.40%, 1/14/20 (d)		1,785	1,793,150
E*Trade Financial Corp., 12.50%, 11/30/17		1,440	1,677,600
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20		1,215	1,245,046
5.25%, 7/27/21		3,175	3,180,188
5.75%, 1/24/22		3,455	3,606,467
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)(e)		225	22
Morgan Stanley:
3.01%, 5/14/13 (b)		1,880	1,882,668
4.20%, 11/20/14		680	682,540
4.00%, 7/24/15		400	400,363
6.25%, 8/28/17		1,925	2,017,960
5.63%, 9/23/19		760	759,881
5.50%, 7/28/21		370	366,583
			21,769,703
Chemicals — 1.0%
American Pacific Corp., 9.00%, 2/01/15		280	273,000
CF Industries, Inc., 7.13%, 5/01/20		1,470	1,800,750
The Dow Chemical Co., 4.13%, 11/15/21		350	372,474
Ineos Finance Plc, 8.38%, 2/15/19 (a)		265	281,562
Lyondell Chemical Co., 11.00%, 5/01/18		680	745,450
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		240	263,400
			3,736,636

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	71

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Banks — 5.5%
CIT Group, Inc. (a):
7.00%, 5/02/16	USD	110	$110,138
7.00%, 5/02/17		1,035	1,036,294
DEPFA ACS Bank, 5.13%, 3/16/37 (a)		4,150	2,900,248
Discover Bank, 8.70%, 11/18/19		250	300,923
DnB NOR Boligkreditt (a):
2.10%, 10/14/15		4,005	4,047,553
2.90%, 3/29/16		2,595	2,689,754
Eksportfinans ASA, 5.50%, 6/26/17		1,000	959,878
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (a)		1,400	1,393,000
HSBC Bank Plc, 3.10%, 5/24/16 (a)		695	710,919
HSBC Holdings Plc, 6.10%, 1/14/42		305	363,539
Sparebanken 1 Boligkreditt (a):
1.25%, 10/25/13		1,575	1,576,652
2.63%, 5/27/16		1,675	1,714,687
Wachovia Corp., 5.25%, 8/01/14		3,420	3,692,208
			21,495,793
Commercial Services & Supplies — 0.4%
ARAMARK Corp., 8.50%, 2/01/15		18	18,473
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		136	141,702
Mobile Mini, Inc., 7.88%, 12/01/20		1,320	1,386,000
West Corp., 8.63%, 10/01/18		135	148,162
			1,694,337
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	150	204,881
Construction Materials — 0.0%
Lafarge SA, 7.13%, 7/15/36	USD	135	124,670
Consumer Finance — 0.7%
Ford Motor Credit Co. LLC:
7.80%, 6/01/12		380	384,684
6.63%, 8/15/17		280	317,286
5.88%, 8/02/21		270	301,312
SLM Corp.:
6.25%, 1/25/16		651	680,295
Series A, 0.86%, 1/27/14 (b)		600	570,969
Toll Brothers Finance Corp., 5.88%, 2/15/22		345	357,846
			2,612,392
Containers & Packaging — 0.2%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	425	597,370
Diversified Financial Services — 6.5%
Ally Financial, Inc.:
8.30%, 2/12/15	USD	860	950,300
6.25%, 12/01/17		160	165,379
8.00%, 3/15/20		560	634,200
Capital One Financial Corp., 4.75%, 7/15/21		975	1,027,923
Citigroup, Inc.:
5.00%, 9/15/14		285	296,700
4.59%, 12/15/15		7,245	7,673,737
General Electric Capital Corp. (d):
2.13%, 12/21/12		525	533,142
6.75%, 3/15/32		3,000	3,645,615
JPMorgan Chase & Co.:
6.30%, 4/23/19		1,375	1,616,392
4.50%, 1/24/22		2,250	2,390,726
Series BKNT, 6.00%, 10/01/17		2,045	2,294,578
Reynolds Group Issuer, Inc. (a):
7.75%, 10/15/16	EUR	550	778,563
7.88%, 8/15/19	USD	660	722,700
6.88%, 2/15/21		1,730	1,833,800

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
WMG Acquisition Corp. (a):
9.50%, 6/15/16	USD	160	$176,800
11.50%, 10/01/18		780	828,750
			25,569,305
Diversified Telecommunication Services — 3.3%
Level 3 Financing, Inc. (a):
8.13%, 7/01/19		671	702,872
8.63%, 7/15/20		740	789,950
Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	4,413,281
Verizon Communications, Inc.:
3.50%, 11/01/21		500	523,076
6.40%, 2/15/38		3,396	4,255,005
8.95%, 3/01/39		1,125	1,783,586
Windstream Corp., 7.88%, 11/01/17		200	225,500
			12,693,270
Electric Utilities — 5.2%
Alabama Power Co.:
3.95%, 6/01/21		460	499,779
6.00%, 3/01/39		550	710,849
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	161,070
5.95%, 12/15/36		217	238,477
Constellation Energy Group, Inc., 7.60%, 4/01/32		200	267,491
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	412,645
6.00%, 1/15/38		850	1,117,062
4.25%, 12/15/41		375	395,793
E.ON International Finance BV, 6.65%, 4/30/38 (a)		1,575	2,062,535
EDF SA, 5.60%, 1/27/40 (a)		1,400	1,490,042
Florida Power Corp.:
6.35%, 9/15/37		1,450	1,954,322
6.40%, 6/15/38		340	462,884
Georgia Power Co., 3.00%, 4/15/16		800	851,782
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	310,546
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,893,546
PacifiCorp., 6.25%, 10/15/37		650	862,513
Public Service Co. of Colorado, 6.25%, 9/01/37		1,350	1,816,256
Southern California Edison Co.:
5.63%, 2/01/36		675	844,966
Series 08-A, 5.95%, 2/01/38		1,100	1,447,840
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,350	1,680,796
The Toledo Edison Co., 6.15%, 5/15/37	USD	350	413,908
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		250	264,907
			20,160,009
Energy Equipment & Services — 2.9%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		565	565,000
Ensco Plc:
3.25%, 3/15/16		160	166,976
4.70%, 3/15/21		1,745	1,910,543
Frac Tech Services LLC, 7.63%, 11/15/18 (a)		1,110	1,184,925
MEG Energy Corp., 6.50%, 3/15/21 (a)		560	599,200
Noble Holding International Ltd., 5.25%, 3/15/42		350	370,145
Peabody Energy Corp., 6.25%, 11/15/21 (a)		3,855	4,038,113
Pride International, Inc., 6.88%, 8/15/20		235	286,263
Transocean, Inc.:
5.05%, 12/15/16		850	929,948
6.50%, 11/15/20		350	408,186
6.38%, 12/15/21		845	997,227
			11,456,526

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Food & Staples Retailing — 1.0%
Wal-Mart Stores, Inc.:
6.50%, 8/15/37	USD	1,975	$2,687,752
6.20%, 4/15/38 (d)		850	1,120,925
			3,808,677
Food Products — 1.0%
Darling International, Inc., 8.50%, 12/15/18		335	376,875
Kraft Foods, Inc., 5.38%, 2/10/20		3,000	3,497,868
			3,874,743
Health Care Equipment & Supplies — 0.7%
Boston Scientific Corp., 6.25%, 11/15/15		1,260	1,400,964
DJO Finance LLC:
10.88%, 11/15/14		850	864,875
7.75%, 4/15/18		40	34,400
Teleflex, Inc., 6.88%, 6/01/19		385	414,837
			2,715,076
Health Care Providers & Services — 2.4%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		535	547,037
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	682,837
HCA, Inc.:
8.50%, 4/15/19	USD	17	19,040
6.50%, 2/15/20		2,015	2,161,087
7.88%, 2/15/20		135	148,838
7.25%, 9/15/20		50	54,500
Health Management Associates, Inc., 7.38%, 1/15/20 (a)		850	886,125
IASIS Healthcare LLC, 8.38%, 5/15/19		1,000	955,000
INC Research LLC, 11.50%, 7/15/19 (a)		545	523,200
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		155	141,050
Omnicare, Inc., 7.75%, 6/01/20		805	896,569
Symbion, Inc., 8.00%, 6/15/16		455	439,075
Tenet Healthcare Corp.:
10.00%, 5/01/18		370	431,050
8.88%, 7/01/19		1,150	1,311,000
UnitedHealth Group, Inc., 3.38%, 11/15/21		160	168,580
			9,364,988
Health Care Technology — 0.8%
Amgen, Inc.:
3.88%, 11/15/21		1,500	1,558,739
6.40%, 2/01/39		750	896,546
5.15%, 11/15/41		750	784,909
			3,240,194
Hotels, Restaurants & Leisure — 0.6%
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)		180	171,450
MGM Resorts International, 11.13%, 11/15/17		265	301,438
Punch Taverns Finance B Ltd., Series A7, 4.77%, 6/30/33	GBP	1,721	1,964,615
			2,437,503
Household Durables — 0.3%
Standard Pacific Corp., 10.75%, 9/15/16	USD	1,000	1,148,750
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	232,886
Independent Power Producers & Energy Traders — 0.5%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	USD	1,955	2,123,619
Industrial Conglomerates — 0.5%
Sequa Corp. (a):
11.75%, 12/01/15		760	807,500
13.50%, 12/01/15		927	990,086
			1,797,586

Corporate Bonds	Par (000)		Value
Insurance — 2.7%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	500	$633,705
American International Group, Inc., 5.45%, 5/18/17	USD	800	850,281
AXA SA, 5.25%, 4/16/40 (b)	EUR	250	279,985
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)	USD	408	439,110
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)		820	804,094
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		345	368,167
Lincoln National Corp., 6.25%, 2/15/20		630	722,091
Manulife Financial Corp., 3.40%, 9/17/15		1,625	1,691,495
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)		775	836,546
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	303,450
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	270,465
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	1,220	1,329,100
7.38%, 6/15/19		300	371,333
5.38%, 6/21/20		250	282,002
4.50%, 11/15/20		400	425,822
5.70%, 12/14/36		950	1,025,097
			10,632,743
IT Services — 0.8%
First Data Corp. (a):
7.38%, 6/15/19		205	207,306
8.88%, 8/15/20		1,000	1,082,500
8.25%, 1/15/21		80	77,400
SunGard Data Systems, Inc.:
7.38%, 11/15/18		490	526,750
7.63%, 11/15/20		1,100	1,188,000
			3,081,956
Machinery — 0.4%
Joy Global, Inc., 5.13%, 10/15/21		225	247,152
Navistar International Corp., 8.25%, 11/01/21		13	14,219
UR Financing Escrow Corp. (a)(f):
5.75%, 7/15/18		194	199,335
7.38%, 5/15/20		495	507,994
7.63%, 4/15/22		455	470,925
			1,439,625
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)		1,100	1,182,500
Media — 7.5%
Affinion Group, Inc., 7.88%, 12/15/18		1,505	1,346,975
AMC Networks, Inc., 7.75%, 7/15/21 (a)		320	356,800
CBS Corp.:
4.63%, 5/15/18		810	874,123
8.88%, 5/15/19		320	426,677
5.75%, 4/15/20		250	287,945
CCH II LLC, 13.50%, 11/30/16		2,265	2,604,291
Clear Channel Communications, Inc., 9.00%, 3/01/21		685	630,200
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		278	304,410
Series B, 9.25%, 12/15/17		2,492	2,741,200
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,000	2,957,728
Cox Communications, Inc. (a):
6.95%, 6/01/38		1,000	1,187,155
8.38%, 3/01/39		900	1,272,818
DIRECTV Holdings LLC, 6.38%, 3/01/41		260	312,960

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	73

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Gray Television, Inc., 10.50%, 6/29/15	USD	975	$1,029,844
Intelsat Luxembourg SA:
11.25%, 6/15/16		410	433,575
11.25%, 2/04/17		520	536,250
11.50%, 2/04/17 (g)		420	432,600
NBC Universal Media LLC:
5.15%, 4/30/20		1,974	2,282,406
4.38%, 4/01/21		1,015	1,111,845
The New York Times Co., 6.63%, 12/15/16		1,800	1,876,500
News America, Inc., 4.50%, 2/15/21		40	43,122
Time Warner Cable, Inc.:
7.30%, 7/01/38		970	1,246,531
5.88%, 11/15/40		460	522,324
5.50%, 9/01/41		920	1,012,976
Time Warner, Inc.:
4.70%, 1/15/21		1,000	1,115,148
6.10%, 7/15/40		615	729,321
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		330	359,700
7.00%, 1/15/18	GBP	792	1,360,792
			29,396,216
Metals & Mining — 3.5%
Alcoa, Inc., 5.40%, 4/15/21	USD	1,450	1,509,501
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		245	252,252
Barrick Gold Corp., 2.90%, 5/30/16		1,685	1,776,120
Barrick North America Finance LLC, 4.40%, 5/30/21		15	16,508
Cliffs Natural Resources, Inc., 4.80%, 10/01/20		240	253,865
Falconbridge Ltd., 6.20%, 6/15/35		1,550	1,624,006
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22		540	537,419
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)		475	487,131
Novelis, Inc., 8.75%, 12/15/20		4,105	4,577,075
Teck Resources Ltd., 5.38%, 10/01/15		2,350	2,621,228
			13,655,105
Multi-Utilities — 0.4%
Dominion Resources, Inc., 6.00%, 11/30/17		1,135	1,371,289
Multiline Retail — 0.8%
Dollar General Corp., 11.88%, 7/15/17 (b)		1,500	1,646,265
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		800	920,615
7.45%, 7/15/17		581	713,135
			3,280,015
Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		1,916	2,218,197
6.38%, 9/15/17		1,825	2,190,588
Berry Petroleum Co., 8.25%, 11/01/16		160	166,800
BP Capital Markets Plc, 3.13%, 10/01/15		330	353,344
Burlington Resources Finance Co., 7.40%, 12/01/31		950	1,293,729
Cenovus Energy, Inc., 6.75%, 11/15/39		750	1,022,706
Chesapeake Midstream Partners LP, 6.13%, 7/15/22 (a)		400	414,000
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	187,826
Consol Energy, Inc.:
8.00%, 4/01/17		514	558,975
8.25%, 4/01/20		191	208,190
Denbury Resources, Inc.:
8.25%, 2/15/20		915	1,043,100
6.38%, 8/15/21		450	496,125

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Devon Energy Corp., 7.95%, 4/15/32	USD	650	$946,724
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		240	267,419
EnCana Corp.:
6.50%, 8/15/34		70	79,135
6.63%, 8/15/37		775	907,616
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		540	598,050
Enterprise Products Operating LLC:
6.13%, 10/15/39		700	835,938
Series L, 6.30%, 9/15/17		600	709,377
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		505	611,284
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,300	1,547,482
6.55%, 9/15/40		110	126,146
6.38%, 3/01/41		160	181,901
Linn Energy LLC, 6.25%, 11/01/19 (a)(f)		590	589,263
Marathon Petroleum Corp., 6.50%, 3/01/41		1,052	1,188,949
MidAmerican Energy Co., 5.80%, 10/15/36		800	969,791
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	1,151,058
6.50%, 9/15/37		2,115	2,740,831
Nexen, Inc.:
6.40%, 5/15/37		400	458,800
7.50%, 7/30/39		670	860,552
Petrobras International Finance Co.:
3.88%, 1/27/16		1,335	1,392,338
5.75%, 1/20/20		1,760	1,936,000
Premier Oil Plc, 5.11%, 6/09/18 (a)		1,900	1,961,750
Range Resources Corp., 5.75%, 6/01/21		941	1,006,870
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		804	771,840
Suncor Energy, Inc., 6.10%, 6/01/18		1,750	2,134,934
Western Gas Partners LP, 5.38%, 6/01/21		715	762,926
Woodside Finance Ltd., 4.60%, 5/10/21 (a)		205	214,411
			35,104,965
Paper & Forest Products — 0.7%
Clearwater Paper Corp., 7.13%, 11/01/18		1,000	1,065,000
International Paper Co.:
7.50%, 8/15/21		75	96,316
4.75%, 2/15/22		420	457,552
6.00%, 11/15/41		435	502,718
NewPage Corp., 11.38%, 12/31/14 (c)(d)(e)		1,240	747,100
			2,868,686
Pharmaceuticals — 0.6%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	286,445
Jaguar Holding Co. II, 9.50%, 12/01/19 (a)	USD	620	678,125
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21		205	213,889
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		1,000	1,043,362
			2,221,821
Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16		125	130,156
Real Estate Investment Trusts (REITs) — 0.5%
ERP Operating LP, 4.63%, 12/15/21		505	541,080
Ventas Realty LP, 4.75%, 6/01/21		275	283,341
Vornado Realty LP, 5.00%, 1/15/22		1,190	1,254,554
			2,078,975
Real Estate Management & Development — 0.3%
Realogy Corp. (a)(d):
7.88%, 2/15/19		429	416,130
7.63%, 1/15/20		520	536,900
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	321,743
			1,274,773

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)			Value
Road & Rail — 0.8%
Avis Budget Car Rental LLC, 8.25%, 1/15/19	USD	165		$172,013
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		940		1,139,842
The Hertz Corp., 7.38%, 1/15/21		1,645		1,780,712
				3,092,567
Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17		390		383,175
Software — 0.2%
Oracle Corp., 5.38%, 7/15/40		800		972,806
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36		830		1,038,021
QVC, Inc. (a):
7.50%, 10/01/19		35		38,850
7.38%, 10/15/20		35		38,763
				1,115,634
Thrifts & Mortgage Finance — 0.7%
Northern Rock Plc, 5.63%, 6/22/17 (a)		290		308,892
Radian Group, Inc.:
5.63%, 2/15/13		1,400		1,211,000
5.38%, 6/15/15		1,400		1,029,000
				2,548,892
Wireless Telecommunication Services — 2.7%
America Movil SAB de CV, 2.38%, 9/08/16		800		816,866
Cricket Communications, Inc., 7.75%, 5/15/16		850		905,250
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,595		1,795,898
Digicel Group Ltd. (a):
8.88%, 1/15/15		1,800		1,831,500
8.25%, 9/01/17		150		159,000
MetroPCS Wireless, Inc., 6.63%, 11/15/20		950		978,500
Rogers Communications, Inc., 7.50%, 8/15/38		1,175		1,596,397
SBA Tower Trust, 5.10%, 4/15/17 (a)		360		385,920
Sprint Capital Corp.:
6.88%, 11/15/28		510		397,800
8.75%, 3/15/32		350		311,500
Sprint Nextel Corp. (a):
9.00%, 11/15/18		530		590,950
7.00%, 3/01/20 (f)		770		782,513
				10,552,094
Total Corporate Bonds — 72.9%				284,451,173

Foreign Agency Obligations
Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	160		42,634
Hydro-Quebec:
9.40%, 2/01/21	USD	390		584,676
8.40%, 1/15/22		730		1,046,735
8.05%, 7/07/24		1,900		2,801,945
Italy Buoni Poliennali Del Tesoro, 5.00%, 3/01/22	EUR	1,650		2,164,880
Italy Government International Bond, 5.38%, 6/15/33	USD	470		443,964
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		655		662,307
Mexico Government International Bond:
5.63%, 1/15/17		370		426,425
5.13%, 1/15/20		145		165,663

Foreign Agency Obligations	Par (000)			Value
Poland Government International Bond, 5.13%, 4/21/21	USD	705		$756,112
Russian Foreign Bond Eurobond, 7.50%, 3/31/30 (h)		1,394		1,662,882
Turkey Government International Bond, 6.25%, 9/26/22		1,500		1,608,750
Total Foreign Agency Obligations — 3.2%				12,366,973

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.7%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,100		863,258
Collateralized Mortgage Obligation Trust:
Series 40, Class R, 580.50%, 4/01/18		—	(i)	49
Series 42, Class R, 6,000.00%, 10/01/14		—	(i)	29
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,629		1,221,579
Series 2006-0A21, Class A1, 0.44%, 3/20/47 (b)		882		405,576
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		748		506,865
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.44%, 4/25/46 (b)		350		185,117
Series 2007-10, Class A22, 6.00%, 7/25/37		675		520,090
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.70%, 7/27/36 (a)(b)		1,395		1,326,735
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.44%, 2/25/47 (b)		267		157,197
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.10%, 6/19/35 (b)		1,227		1,153,747
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.42%, 12/25/36 (b)		648		408,548
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		967		810,519
JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.75%, 3/25/37		452		361,764
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.84%, 5/25/36 (b)		731		479,823
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		1,860		1,989,757
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 0.95%, 5/25/47 (b)		385		238,362
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A21, 6.00%, 7/25/37		58		52,197
				10,681,212
Commercial Mortgage-Backed Securities — 11.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2007-1, Class A4, 5.45%, 1/15/49		500		563,501
Series 2007-2, Class A4, 5.43%, 4/10/49 (b)		750		832,763
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800		879,736
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.07%, 12/10/49 (b)		1,200		1,394,770
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,100		1,098,253
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.01%, 12/10/49 (b)		1,515		1,724,244

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	75

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class AM, 5.78%, 6/10/46 (b)	USD	1,750	$1,812,759
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	620,444
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.82%, 6/15/38 (b)		1,000	1,056,006
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,751,489
Series 2010-RR2, Class 2A, 5.79%, 9/15/39 (a)(b)		1,010	1,110,067
DBRR Trust, Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)(b)		365	396,307
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		489	493,750
Class D, 5.50%, 11/05/27		210	213,275
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.78%, 11/18/35		2,068	2,118,803
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3, Class A2, 4.93%, 7/10/39		2,253	2,288,682
Series 2004-C3, Class A4, 4.55%, 12/10/41		651	656,463
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A4, 5.88%, 7/10/38 (b)		1,169	1,332,267
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,165	2,403,585
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.79%, 8/10/45 (b)		430	480,736
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CBX, Class A4, 4.53%, 1/12/37		567	566,984
Series 2004-LN2, Class A2, 5.12%, 7/15/41		820	877,614
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		330	342,646
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		720	591,853
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C4, Class A3, 5.17%, 6/15/29		1,628	1,670,322
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,345,115
LB-UBS Commercial Mortgage Trust (b)(concluded):
Series 2007-C6, Class A4, 5.86%, 7/15/40		825	934,358
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,460	1,658,566
Merrill Lynch Mortgage Trust (b):
Series 2004-BPC1, Class A3, 4.47%, 10/12/41		417	420,938
Series 2004-KEY2, Class A4, 4.86%, 8/12/39		1,000	1,077,270
Morgan Stanley, Series 2007-XLC1, Class A2, 0.56%, 7/17/17		625	580,951
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (b)		4,000	4,507,196
Morgan Stanley Reremic Trust, Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		1,092	1,095,604
Titan Europe Plc, Series 2006-4FSX, Class A1, 9.14%, 9/03/14 (b)	GBP	255	389,708
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	4,592	4,626,234
Series 2007-C33, Class A4, 5.90%, 2/15/51 (b)		2,285	2,518,993
			46,432,252
Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.15%, 6/19/27 (a)(b)		2,236	49,905
Salomon Brothers Mortgage Securities VII, Inc., Series 2000-1, Class IO, 0.65%, 3/25/22 (b)		339	7,085
			56,990

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Capital I, Series 1997-HF1, Class X, 2.19%, 7/15/29 (a)(b)	USD	1	$—
Total Non-Agency Mortgage-Backed Securities — 14.6%			57,170,454

Preferred Securities
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.55%, 6/15/37 (b)		70	49,417
Commercial Banks — 0.3%
Barclays Bank Plc, 5.93% (a)(b)(j)		250	215,625
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		505	501,212
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		205	207,050
			923,887
Consumer Finance — 0.2%
Capital One Capital V, 10.25%, 8/15/39		200	208,500
Capital One Capital VI, 8.88%, 5/15/40		690	713,074
			921,574
Insurance — 1.2%
The Allstate Corp., 6.50%, 5/15/67 (b)		2,150	2,107,000
American International Group, Inc., 8.18%, 5/15/68 (b)		195	206,456
Lincoln National Corp., 6.05%, 4/20/67 (b)		750	688,125
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		125	137,500
Swiss Re Capital I LP, 6.85% (a)(b)(j)		1,060	956,422
XL Group Plc, Series E, 6.50% (b)(j)		810	686,475
			4,781,978
Total Capital Trusts — 1.7%			6,676,856

Preferred Stocks	Shares
Thrifts & Mortgage Finance — 0.1%
Fannie Mae (b)(c):
Series O, 7.00%		40,000	74,000
Series S, 8.25%		10,000	15,000
Freddie Mac, Series Z, 8.38% (b)(c)		94,539	139,918
Total Preferred Stocks — 0.1%			228,918

Trust Preferreds — 0.1%	Par (000)
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40	USD	14,810	398,181
Total Preferred Securities — 1.9%			7,303,955

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)			Value
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	USD	950		$1,202,310
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,260		1,572,190
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		670		963,628
New York City Municipal Water Finance Authority, RB: Build America Bonds, 5.72%, 6/15/42		690		877,659
Second General Resolution, Series EE, 5.38%, 6/15/43		385		436,725
Second General Resolution, Series EE, 5.50%, 6/15/43		465		535,610
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		550		656,178
5.60%, 3/15/40		950		1,155,400
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		395		490,385
University of California, RB, Build America Bonds, 5.95%, 5/15/45		440		523,274
Total Taxable Municipal Bonds — 2.2%				8,413,359

US Government Sponsored Agency Securities
Agency Obligations — 3.9%
Fannie Mae (d):
6.04%, 10/09/19 (k)		7,305		5,683,706
5.63%, 7/15/37		825		1,134,690
Federal Home Loan Bank (d):
5.25%, 12/09/22		700		879,978
5.37%, 9/09/24		1,100		1,360,585
Federal Housing Administration, Merrill Projects, Series 42, 7.43%, 9/01/22		38		36,884
Resolution Funding Corp., 8.43%, 4/15/30 (k)		6,055		3,337,032
Tennessee Valley Authority, 5.25%, 9/15/39 (d)		2,405		3,010,456
				15,443,331
Collateralized Mortgage Obligations — 0.6%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,461.75%, 5/25/21 (b)		—	(i)	2,537
Series 1991-87, Class S, 26.02%, 8/25/21 (b)		21		33,475
Series 2005-5, Class PK, 5.00%, 12/25/34		752		822,004
Series G-7, Class S, 1,116.37%, 3/25/21 (b)		—	(i)	1,903
Series G-12, Class S, 1,146.44%, 5/25/21 (b)		—	(i)	4,382
Series G-17, Class S, 1,055.17%, 6/25/21 (b)		—	(i)	2,305
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(i)	2,351
Series G-49, Class S, 1,008.80%, 12/25/21 (b)		—	(i)	790
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 16,195.38%, 3/15/20 (b)		—	(i)	493
Series 75, Class R, 9.50%, 1/15/21		—	(i)	1
Series 75, Class RS, 27.16%, 1/15/21 (b)		—	(i)	1
Series 173, Class R, 9.00%, 11/15/21		5		5
Series 173, Class RS, 9.20%, 11/15/21 (b)		—	(i)	6
Series 192, Class U, 1,009.03%, 2/15/22 (b)		—	(i)	—
Series 1057, Class J, 1,008.00%, 3/15/21		—	(i)	1,082
Series K013, Class A2, 3.97%, 1/25/21 (b)		930		1,024,236
Series K706, Class X1, 1.60%, 10/25/18 (b)		2,620		227,971
FREMF Mortgage Trust (a)(b):
Series 2012-K706, Class B, 4.02%, 11/25/44		145		141,595
Series 2012-K706, Class C, 4.02%, 11/25/44		170		149,774
				2,414,911

US Government Sponsored Agency Securities	Par (000)			Value
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/25/17	USD	2		$292
Series 89, Class 2, 8.00%, 10/01/18		3		416
Series 94, Class 2, 9.50%, 8/01/21		1		253
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(i)	256
Series 1990-136, Class S, 19.83%, 11/25/20 (b)		5		7,540
Series 1991-99, Class L, 930.00%, 8/25/21		—	(i)	1,082
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(i)	1,865
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)		159		5,812
Series G-10, Class S, 1,080.00%, 5/25/21 (b)		—	(i)	6,238
Series G92-5, Class H, 9.00%, 1/25/22		29		4,868
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21		—	(i)	345
Series 200, Class R, 196,031.73%, 12/15/22 (b)		—	(i)	6
Series 1043, Class H, 43.88%, 2/15/21 (b)		4		8,049
Series 1054, Class I, 859.64%, 3/15/21 (b)		—	(i)	635
Series 1056, Class KD, 1,084.50%, 3/15/21		—	(i)	737
Series 1148, Class E, 1,167.37%, 10/15/21 (b)		—	(i)	1,618
Series 1254, Class Z, 8.50%, 4/15/22		56		12,298
Series 2611, Class QI, 5.50%, 9/15/32		1,798		213,585
				265,895
Mortgage-Backed Securities — 2.9%
Fannie Mae Mortgage-Backed Securities:
3.50%, 3/15/42 (l)		900		930,094
4.00%, 3/15/27 (l)		4,000		4,235,000
5.00%, 3/15/42 (l)		5,100		5,506,406
5.50%, 12/01/13 – 3/15/27 (l)		234		251,908
6.00%, 3/01/16 – 7/01/17		201		216,937
Freddie Mac Mortgage-Backed Securities, 4.50%, 3/15/42 (l)		100		106,203
Ginnie Mae Mortgage-Backed Securities, 8.00%, 4/15/24 – 6/15/25		19		20,256
				11,266,804
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23		9		7,834
Series 228, Class 1, 6/01/23		6		5,530
Series 1993-51, Class E, 2/25/23		28		25,880
Series 1993-70, Class A, 5/25/23		5		4,217
Freddie Mac Mortgage-Backed Securities, Series 1739, Class B, 2/15/24		9		9,444
				52,905
Total US Government Sponsored Agency Securities — 7.5%				29,443,846

US Treasury Obligations
US Treasury Bonds:
8.13%, 8/15/21 (d)		1,550		2,407,465
8.00%, 11/15/21 (d)		7,065		10,955,166
6.25%, 8/15/23 (d)		4,990		7,081,903
3.50%, 2/15/39 (d)		2,865		3,117,925
4.25%, 5/15/39 (d)		2,770		3,413,593
4.38%, 5/15/40 (d)		8,225		10,344,220
4.75%, 2/15/41 (d)		1,621		2,162,009
4.38%, 5/15/41 (d)		805		1,013,797
3.13%, 11/15/41 (d)		30,800		31,055,055
3.13%, 2/15/42 (d)		5,810		5,853,575

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	77

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)		Value
US Treasury Inflation Indexed Bonds, 2.13%, 2/15/41 (d)	USD	3,834	$5,299,375
US Treasury Notes:
0.25%, 1/31/14 (d)		1,425	1,423,720
0.25%, 2/15/15 (d)		8,110	8,069,450
2.50%, 4/30/15 (d)		1,035	1,100,496
0.88%, 1/31/17 (d)		7,600	7,607,129
2.25%, 7/31/18 (d)		2,495	2,649,573
2.63%, 8/15/20 (d)		1,105	1,186,580
2.00%, 2/15/22 (d)		27,400	27,455,649
Total US Treasury Obligations — 33.9%			132,196,680

Warrants (m)	Shares
Media — 0.0%
Cumulus Media, Inc. (Expires 3/26/19)		14,710	106,253
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		101	—
Total Warrants — 0.0%			106,253
Total Long-Term Investments (Cost — $526,858,798) — 142.0%			554,155,149

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (n)(o)		1,301,628	1,301,628
Total Short-Term Securities (Cost — $1,301,628) — 0.3%			1,301,628

Options Purchased	Contracts
Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 99.00, Expires 3/16/12		221	1,381

		Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions — 0.0%
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, Expires 5/01/12, Broker Bank of America NA	USD	3,600	68,975
Over-the-Counter Put Options — 0.0%
EUR Put Option, Strike Price USD 1.30, Expires 3/21/12, Broker Citibank NA		8,810	26,926
Over-the-Counter Interest Rate Put Swaptions — 0.0%
Pay a fixed rate of 0.65% and receive a floating rate based on 3-month LIBOR, Expires 7/05/12, Broker Morgan Stanley & Co., Inc.		60,300	29,041

Options Purchased		Notional Amount (000)	Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 3.50% and receive a floating rate based on a 6-month EURIBOR, Expires 11/08/12, Broker Citibank NA	EUR	4,000	$42,282
			71,323
Total Options Purchased (Cost — $693,661) — 0.0%			168,605
Total Investments Before TBA Sale Commitments and Options Written (Cost — $528,854,087) — 142.3%			555,625,382

TBA Sale Commitments (l)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.50%, 3/15/42	USD	900	(930,094)
4.00%, 3/15/27		4,000	(4,235,000)
5.00%, 3/15/42		5,100	(5,506,406)
5.50%, 3/15/27		100	(108,781)
Freddie Mac Mortgage-Backed Securities, 4.50%, 3/14/42		100	(106,203)
Total TBA Sale Commitments (Proceeds — $10,884,848) — (2.8)%			(10,886,484)

		Notional
		Amount
Options Written		(000)
Over-the-Counter Interest Rate Call Swaptions — (0.3)%
Pay a fixed rate of 2.45% and receive a floating rate based on 3-month LIBOR, Expires 02/22/13 Broker Citibank NA		25,000	(963,423)
Pay a fixed rate of 2.60% and receive a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase & Co.		1,500	(68,340)
Pay a fixed rate of 2.09% and receive a floating rate based on 3-month LIBOR, Expires 01/03/14, Broker Deutsche Bank AG		4,200	(107,326)
Pay a fixed rate of 1.97% and receive a floating rate based on 3-month LIBOR, Expires 01/27/14, Broker Citibank NA		2,400	(51,669)
			(1,190,758)
Over-the-Counter Put Options — (0.0)%
EUR Put Option, Strike Price USD 1.25, Expires 3/21/12, Broker Citibank NA		8,810	(1,162)
Over-the-Counter Interest Rate Put Swaptions — (0.7)%
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, Expires 05/21/12, Broker JPMorgan Chase & Co.		125,400	(281,260)
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, Expires 07/30/12, Broker Citibank NA		200,000	(925,440)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, Expires 08/10/12, Broker Bank of America NA		3,900	(14,293)

See Notes to Financial Statements.

78	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, Expires 08/23/12, Broker RBC Capital Markets	USD	142,500	$(531,682)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, Expires 01/09/13, Broker Citibank NA		6,000	(89,089)
Receive a fixed rate of 2.45% and pay a floating rate based on 3-month LIBOR, Expires 02/22/13, Broker Citibank NA		25,000	(766,157)
Receive a fixed rate of 2.60% and pay a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase & Co.		1,500	(69,139)
Receive a fixed rate of 2.09% and pay a floating rate based on 3-month LIBOR, Expires 01/03/14, Broker Deutsche Bank AG		4,200	(79,290)
Receive a fixed rate of 1.97% and pay a floating rate based on 3-month LIBOR, Expires 01/27/14, Broker Citibank NA		2,400	(53,147)
			(2,809,497)
Total Options Written (Premiums Received — $4,237,733) — (1.0)%			(4,001,417)
Total Investments, Net of TBA Sale Commitments and Options Written — 138.5%			540,737,481
Liabilities in Excess of Other Assets — (38.5)%			(150,305,611)
Net Assets — 100.0%			$390,431,870

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$589,263	$(673)
Bank of America NA	$782,513	$9,350
Morgan Stanley & Co., Inc.	$1,178,254	$34,254

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Amount is less than $500.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(l)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of February 29, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas SA	$310,031	$(141)
Credit Suisse Securities (USA) LLC	$5,506,406	$6,375
Deutsche Bank AG	—	$(227)
Goldman Sachs & Co.	$4,235,000	$535
JPMorgan & Co.	$(5,816,438)	$(1,477)
RBS Greenwich Capital	$(4,235,000)	$(625)

(m)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,706,293	(2,404,665)	1,301,628	$2,775

(o)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of February 29, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.10%	11/29/11	Open	$3,055,691	$3,054,350
Deutsche Bank AG	0.05%	12/05/11	Open	928,836	928,725
Barclays Capital, Inc.	0.08%	1/11/12	Open	3,466,348	3,465,963
Barclays Capital, Inc.	0.10%	1/11/12	Open	5,369,921	5,369,175
Deutsche Bank AG	0.09%	1/11/12	Open	1,110,176	1,110,037
Deutsche Bank AG	0.10%	1/11/12	Open	1,402,695	1,402,500
Deutsche Bank AG	(0.50)%	1/17/12	Open	340,846	341,055
BNP Paribas Securities Corp.	0.14%	1/24/12	Open	1,190,809	1,190,637
BofA Merrill Lynch	0.11%	1/25/12	Open	10,996,116	10,994,906
BofA Merrill Lynch	0.12%	1/25/12	Open	10,288,315	10,287,081
Deutsche Bank AG	(12.00)%	1/25/12	Open	747,323	756,400
BNP Paribas Securities Corp.	0.11%	1/30/12	Open	994,197	994,087
UBS Securities LLC	(1.25)%	2/02/12	Open	440,271	440,700
BofA Merrill Lynch	0.12%	2/07/12	Open	10,333,448	10,332,656
BNP Paribas Securities Corp.	0.12%	2/07/12	Open	2,657,379	2,657,175
BofA Merrill Lynch	0.16%	2/10/12	Open	1,425,127	1,425,000
BNP Paribas Securities Corp.	0.20%	2/10/12	Open	5,282,987	5,282,400
Deutsche Bank AG	0.25%	2/13/12	3/12/12	1,924,454	1,924,080
BofA Merrill Lynch	0.17%	2/16/12	Open	889,059	889,000
BofA Merrill Lynch	0.11%	2/16/12	Open	2,421,979	2,421,875
BNP Paribas Securities Corp.	0.15%	2/16/12	Open	1,021,403	1,021,344
BNP Paribas Securities Corp.	0.16%	2/16/12	Open	2,160,117	2,159,983
UBS Securities LLC	0.35%	2/28/12	Open	1,988,539	1,988,500

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	79

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

Reverse repurchase agreements outstanding as of February 29, 2012 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
BNP Paribas Securities Corp.	0.32%	2/28/12	Open	$1,612,029	$1,612,000
BofA Merrill Lynch	0.12%	2/29/12	3/01/12	8,079,614	8,079,588
BNP Paribas Securities Corp.	0.18%	2/29/12	3/01/12	15,578,003	15,577,925
BNP Paribas Securities Corp.	0.19%	2/29/12	3/01/12	31,570,167	31,570,000
BNP Paribas Securities Corp.	0.09%	2/29/12	3/01/12	7,628,519	7,628,500
BNP Paribas Securities Corp.	0.32%	2/29/12	Open	3,502,031	3,502,000
Credit Suisse Securities (USA) LLC	(0.06)%	2/29/12	3/01/12	27,571,204	27,571,250
Total				$165,977,603	$165,978,892

•	Financial futures contracts purchased as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
228	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	$32,297,625	$105,637

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
10	Euro-Bund	Eurex	March 2012	EUR	1,398,900	$(1,613)
313	Euro-Schatz	Eurex	March 2012	EUR	34,561,460	(23,165)
82	2-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	18,059,219	4,969
98	5-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	12,070,844	8,115
186	10-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	24,357,281	71,480
44	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	10,853,700	(1,507)
44	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	10,835,000	(1,856)
44	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	10,817,400	(3,007)
44	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	10,799,250	(4,094)
Total						$49,322

•	Foreign currency exchange contracts purchased as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,284,594	EUR	1,699,000	Deutsche Bank AG	3/01/12	$21,018
GBP	824,000	USD	1,308,504	UBS AG	3/02/12	2,398
EUR	863,000	USD	1,142,931	UBS AG	3/05/12	6,857
GBP	693,000	USD	1,103,178	Deutsche Bank AG	3/05/12	(684)

Foreign currency exchange contracts purchased as of February 29, 2012 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,137,468	EUR	863,000	Citibank NA	3/05/12	$(12,320)
EUR	4,400,000	CHF	5,302,792	UBS AG	3/06/12	584
EUR	1,705,000	USD	2,227,668	Citibank NA	3/07/12	43,947
EUR	1,475,000	USD	1,926,672	Royal Bank of Scotland Plc	3/07/12	38,508
USD	1,131,750	EUR	863,000	Citibank NA	3/07/12	(18,046)
AUD	1,230,000	USD	1,319,396	UBS AG	3/13/12	(1,927)
NZD	1,720,000	USD	1,429,019	Royal Bank of Scotland Plc	3/13/12	5,153
USD	1,325,067	AUD	1,230,000	HSBC Bank USA	3/13/12	7,597
USD	1,435,529	NZD	1,720,000	Morgan Stanley & Co., Inc.	3/13/12	1,357
USD	1,623,017	EUR	1,225,000	Citibank NA	3/14/12	(9,126)
JPY	78,276,510	USD	975,000	Citibank NA	3/16/12	(11,960)
JPY	74,259,462	USD	925,000	Deutsche Bank AG	3/16/12	(11,382)
USD	1,950,000	JPY	152,438,520	BNP Paribas SA	3/16/12	74,541
USD	1,102,885	GBP	693,000	Deutsche	4/11/12	704
				Bank AG
USD	1,030,889	GBP	672,500	UBS AG	4/11/12	(38,687)
USD	1,308,135	GBP	824,000	UBS AG	4/11/12	(2,394)
PHP	53,125,804	USD	1,250,000	Royal Bank of Scotland Plc	4/17/12	(11,716)
SGD	1,551,750	USD	1,250,000	HSBC Bank USA	4/17/12	(9,206)
USD	1,250,000	PHP	53,387,500	Morgan Stanley & Co., Inc.	4/17/12	5,616
USD	1,250,000	SGD	1,577,488	Standard Chartered Bank	4/17/12	(11,374)
EUR	1,699,000	USD	2,285,031	Deutsche Bank AG	4/18/12	(21,010)
USD	6,231,110	EUR	4,851,000	Citibank NA	4/18/12	(233,143)
USD	2,068,312	EUR	1,581,000	Citibank NA	4/18/12	(38,467)
USD	367,592	EUR	280,000	Citibank NA	4/18/12	(5,525)
USD	189,234	EUR	143,000	Citibank NA	4/18/12	(1,322)
USD	2,991,625	EUR	2,275,000	Deutsche Bank AG	4/18/12	(39,951)
Total						$(269,960)

•	Credit default swaps on single-name issues — buy protection outstanding as of February 29, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$1,400	$188,478
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$1,400	303,681
The New York Times Co.	1.00%	Barclays Capital, Inc.	12/20/16	$1,800	385
Sara Lee Corp.	1.00%	JPMorgan Chase & Co.	3/20/17	$415	(644)
Total					$491,900

See Notes to Financial Statements.

80	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Credit default swaps on single-name issues — sold protection outstanding as of February 29, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	Not Rated	$1,150	$(619)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	AA–	$3	336
Assured Guaranty Corp.	5.00%	Citibank NA	3/20/15	AA–	$10	1,330
MetLife, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A–	$545	21,042
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A–	$730	22,969
MetLife, Inc.	1.00%	Goldman Sachs & Co.	9/20/16	A–	$500	14,705
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A–	$910	27,286
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A–	$275	6,017
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/16	AA–	$146	25,075
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A–	$298	6,143
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A–	$290	7,721
Total						$132,005

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes — buy protection outstanding as of February 29, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley & Co., Inc.	12/20/15	$990	$(202)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	$385	(5,449)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	JPMorgan Chase & Co.	6/20/16	$22	(262)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Morgan Stanley & Co., Inc.	6/20/16	$1,488	(29,000)
Total					$(34,913)

•	Credit default swaps on traded indexes — sold protection outstanding as of February 29, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]	Unrealized Appreciation
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley & Co., Inc.	12/13/49	AA	$530	$29,222
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley & Co., Inc.	2/17/51	A–	$530	29,114
Total						$58,336

[3]	Using S&P’s rating of the underlying securities.
[4]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of February 29, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.24%[5]	6-month EURIBOR	Citibank NA	12/13/13	EUR	40,115	$205,417
3.27%[6]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	910	(102,530)
2.45%[5]	3-month LIBOR	Deutsche Bank AG	10/27/21	USD	1,900	72,786
3.02%[5]	3-month LIBOR	Goldman Sachs & Co.	1/17/22	USD	1,000	(2,991)
1.97%[6]	3-month LIBOR	Deutsche Bank AG	2/02/22	USD	2,200	17,832
2.01%[6]	3-month LIBOR	Credit Suisse Securities (USA) LLC	2/08/22	USD	600	2,810
2.14%[6]	3-month LIBOR	JPMorgan Chase & Co.	2/24/22	USD	25,000	(188,488)
2.58%[6]	6-month EURIBOR	Deutsche Bank AG	11/11/41	EUR	350	(5,803)
2.68%[6]	6-month EURIBOR	Deutsche Bank AG	11/18/41	EUR	750	(33,737)
2.70%[6]	3-month LIBOR	Deutsche Bank AG	1/11/42	USD	1,000	16,294
2.85%[6]	3-month LIBOR	Bank of America NA	2/09/42	USD	1,100	(16,737)
2.86%[6]	3-month LIBOR	JPMorgan Chase & Co.	2/24/42	USD	10,000	(164,984)
Total						$(200,131)

[5]	Trust pays a floating interest rate and receives fixed rate.

[6]	Trust pays a fixed interest rate and receives floating rate.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	81

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Total return swaps outstanding as of February 29, 2012 were as follows:

Reference Entity	Trust Pays/ Receives the Total Return of the Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.18%[1]	Bank of	10/06/21	$1,885	$(77,489)
			America NA

[1]	Net payment made at termination.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$17,058,946	$5,643,507	$22,702,453
Common Stocks	—	—	3	3
Corporate Bonds	—	282,489,423	1,961,750	284,451,173
Foreign Agency Obligations	—	12,366,973	—	12,366,973
Non-Agency Mortgage-Backed Securities	—	56,193,118	977,336	57,170,454
Preferred Securities	$627,099	6,676,856	—	7,303,955
Taxable Municipal Bonds	—	8,413,359	—	8,413,359
US Government Sponsored Agency Securities	—	29,406,450	37,396	29,443,846
US Treasury Obligations	—	132,196,680	—	132,196,680
Warrants	—	106,253	—	106,253
Short-Term Securities	1,301,628	—	—	1,301,628
Liabilities:
TBA Sale Commitments	—	(10,886,484)	—	(10,886,484)
Total	$1,928,727	$534,021,574	$8,619,992	$544,570,293

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$683,504	—	$683,504
Foreign currency exchange contracts	—	235,206	—	235,206
Interest rate contracts	$191,582	455,437	—	647,019
Liabilities:
Credit contracts	—	(35,557)	$(619)	(36,176)
Foreign currency exchange contracts	—	(479,402)	—	(479,402)
Interest rate contracts	(35,242)	(4,515,525)	—	(4,550,767)
Other contracts	—	(77,489)	—	(77,489)
Total	$156,340	$(3,733,826)	$(619)	$(3,578,105)

[2]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

82	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Securities	US Government Sponsored Agency Securities	Warrants	Total
Assets:
Balance, as of August 31, 2011	$6,157,600	—	$2,004,500	$1,957,342	$190	$109,421	$80,827	$83,088	$10,392,968
Accrued discounts/premiums	(177,723)	—	200	347	—	—	(85)	—	(177,261)
Net realized gain (loss)	93	—	18,672	62,551	—	—	(1,460)	—	79,856
Net change in unrealized appreciation/depreciation[1]	127,598	$(1,782)	(6,622)	8,724	(190)	(109,421)	249	(1)	18,555
Purchases	1,369,968	—	—	974,152	—	—	—	—	2,344,120
Sales	(514,765)	—	(55,000)	(1,673,110)	—	—	(42,135)	—	(2,285,010)
Transfers in2	—	1,785	—	—	—	—	—	—	1,785
Transfers out[2]	(1,319,264)	—	—	(352,670)	—	—	—	(83,087)	(1,755,021)
Balance, as of February 29, 2012	$5,643,507	$3	$1,961,750	$977,336	—	—	$37,396	—	$8,619,992

[1]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held at February 29, 2012 was $139,625.

[2]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the event.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of August 31, 2011	$(941)
Accrued discounts/premiums	(3,710)
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	322
Purchases	—
Issuances[4]	—
Sales	—
Settlements[5]	3,710
Transfers in6	—
Transfers out[6]	—
Balance, as of February 29, 2012	$(619)

[3]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on derivative financial instruments still held at February 29, 2012 was $322.

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[6]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	83

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 1.9%
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M2, 0.68%, 3/25/35 (a)	$5,890	$5,506,437
Freddie Mac Mortgage-Backed Securities, Series T-11, Class A9, 2.64%, 1/25/28 (a)	2,149	2,036,831
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.67%, 10/25/35 (a)	1,875	1,117,823
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	136	146,617
Series 1996-20G, 7.70%, 7/01/16	173	187,225
Series 1996-20H, 7.25%, 8/01/16	211	227,952
Series 1996-20K, 6.95%, 11/01/16	421	455,060
Series 1997-20C, 7.15%, 3/01/17	161	175,684
		9,853,629
Interest Only Asset-Backed Securities — 0.2%
Small Business Administration, Series 1, 2.00%, 4/01/15	1,522	13,314
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	4,561	353,497
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29	7,913	613,290
		980,101
Total Asset-Backed Securities — 2.1%		10,833,730

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 0.58%, 4/01/18	104	104
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A5, 5.50%, 8/25/35	398	395,261
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	948	921,104
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.51%, 10/25/35 (a)	3,026	2,036,599
JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2, 2.73%, 1/25/37 (a)	377	256,518
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.17%, 8/25/23 (a)	51	58,521
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	2,604	2,785,660
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.69%, 8/25/34 (a)	1,391	1,290,496
		7,744,263
Commercial Mortgage-Backed Securities — 0.7%
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420	2,634,814
First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class D, 7.12%, 11/18/29	726	731,710
		3,366,524
Interest Only Collateralized Mortgage Obligations — 1.0%
Bank of America Mortgage Securities Inc., Series 2003-3, Class 1A, 0.28%, 5/25/33	70,927	456,130
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37 (b)	949	190,958
Collateralized Mortgage Obligation Trust, Series 42, Class R, 6.00%, 10/01/14	1	64
First Boston Mortgage Securities Corp., Series C, 10.97%, 4/25/17	20	3,325

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (concluded)
GSMPS Mortgage Loan Trust, Series 1998-5, 0.15%, 6/19/27 (a)(b)	$4,445	$99,206
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	98,790	493,949
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (a)	11,705	129,812
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	574	56,215
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.07%, 3/20/35 (a)	38,308	622,507
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 2.51%, 8/25/36 (a)	26,489	2,744,010
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.04%, 5/15/29 (a)	53,927	93,574
		4,889,750
Interest Only Commercial Mortgage-Backed Securities — 0.0%
CS First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.24%, 6/20/29 (a)	2,689	66,280
Morgan Stanley Capital I, Series 1997-HF1, Class X, 2.19%, 7/15/29 (a)(b)	3	—
		66,280
Principal Only Collateralized Mortgage Obligations — 0.6%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-26, 8/25/33	1,540	1,200,127
Series 2003-J4, 6/25/33	295	227,282
Series 2003-J5, 7/25/33	425	323,569
Series 2003-J8, 9/25/23	323	268,404
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 9/23/17	9	8,263
Series V, 9/01/18	28	27,688
MASTR Asset Securitization Trust, Series 2004-3, Class 4A15, 3/25/34	59	59,914
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36	812	601,257
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 4/25/24	7	4,935
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 11/25/35	525	399,274
		3,120,713
Total Non-Agency Mortgage-Backed Securities — 3.8%		19,187,530

US Government Sponsored Agency Securities
Agency Obligations — 2.3%
Federal Housing Administration:
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 1/11/22	209	202,760
Merrill Projects, Series 54, 7.43%, 5/15/23	2	1,868
Reilly Projects, Series 41, 8.28%, 3/01/20	220	216,223
USGI Projects, Series 87, 7.43%, 12/01/22	64	62,384
USGI Projects, Series 99, 7.43%, 6/01/21	4,285	4,156,080
USGI Projects, Series 99, 7.43%, 10/01/23	118	114,530
USGI Projects, Series 99, 7.43%, 10/01/23	40	38,764
Resolution Funding Corp., 9.89%, 4/15/30 (c)	13,000	7,164,560
		11,957,169

See Notes to Financial Statements.

84	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations — 14.1%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17	$4		$626
Series 89, Class 2, 8.00%, 10/01/18	6		893
Series 94, Class 2, 9.50%, 8/01/21	3		543
Series 1991-46, Class S, 1.40%, 5/25/21 (a)	90		5,445
Series 1991-87, Class S, 26.02%, 8/25/21 (a)	45		73,142
Series 1993-199, Class SB, 7.25%, 10/25/23 (a)	648		75,652
Series 1993-247, Class SN, 10.00%, 12/25/23	370		444,292
Series 1997-90, Class M, 6.00%, 1/25/28	5,319		939,915
Series 2003-32, Class VT, 6.00%, 9/25/15	1,869		1,879,408
Series 2003-135, Class PB, 6.00%, 1/25/34	12,264		14,320,925
Series 2004-29, Class HC, 7.50%, 7/25/30	217		218,353
Series 2004-31, Class ZG, 7.50%, 5/25/34	3,292		4,175,113
Series 2005-43, Class IC, 6.00%, 3/25/34	11		414
Series 2005-73, Class DS, 16.92%, 8/25/35	2,817		3,754,142
Series 2010-75, Class PI, 4.50%, 12/25/36	18,189		778,921
Series G-7, Class S, 16.87%, 3/25/21 (a)	—	(d)	4,044
Series G-12, Class S, 0.61%, 5/25/21	360		9,407
Series G-17, Class S, 0.58%, 6/25/21 (a)	233		4,950
Series G-33, Class PV, 1.08%, 10/25/21	258		5,048
Series G-49, Class S, 5.55%, 12/25/21 (a)	—	(d)	1,696
Series G-50, Class G, 1.16%, 12/25/21	14		26
Series G92-5, Class H, 9.00%, 1/25/22 (a)	74		12,517
Series G92-12, Class C, 1.00%, 2/25/22 (a)	221		4,225
Freddie Mac Mortgage-Backed Securities:
Series 19, Class F, 8.50%, 3/15/20	74		80,798
Series 19, Class R, 9.76%, 3/15/20 (a)	7		1,184
Series 40, Class K, 6.50%, 8/17/24	330		387,803
Series 75, Class R, 9.50%, 1/15/21	—	(d)	2
Series 75, Class RS, 27.16%, 1/15/21	—	(d)	2
Series 173, Class R, 9.00%, 11/15/21 (a)(b)	12		12
Series 173, Class RS, 9.20%, 11/15/21	—	(d)	12
Series 192, Class U, 28.43%, 2/15/22	2		61
Series 1043, Class H, 0.02%, 2/15/21	8,061		17,282
Series 1054, Class I, 0.44%, 3/15/21 (a)	65		1,364
Series 1057, Class J, 1.01%, 3/15/21	90		2,322
Series 1160, Class F, 39.10%, 10/15/21	17		32,905
Series 1691, Class B, 0.01%, 3/15/24 (a)	855		769,398
Series 1739, Class B, 0.01%, 2/15/24 (a)	21		21,163
Series 1961, Class H, 6.50%, 5/15/12	—	(d)	9
Series 2218, Class Z, 8.50%, 3/15/30	5,055		5,925,506
Series 2542, Class UC, 6.00%, 12/15/22	7,131		7,818,545
Series 2545, Class NI, 5.50%, 3/15/22	13		4
Series 2611, Class QI, 5.50%, 9/15/32	3,282		389,822
Series 2758, Class KV, 5.50%, 5/15/23	9,171		10,461,494
Series 2861, Class AX, 10.43%, 9/15/34	188		204,883
Series 2927, Class BZ, 5.50%, 2/15/35 (a)	3,047		3,693,804
Series 3744, Class PI, 4.00%, 6/15/39	20,506		3,271,719
Series 3745, Class IN, 4.00%, 1/15/35 (a)	45,716		5,432,246
Series T-8, Class A10, 0.01%, 11/15/28	134		124,989
Ginnie Mae Mortgage-Backed Securities:
Series 1996-5, Class Z, 7.00%, 5/16/26	506		550,825
Series 2001-33, Class PB, 6.50%, 7/20/31	854		878,590
Series 2004-89, Class PE, 6.00%, 10/20/34	3,392		3,696,683
Series 2010-101, Class YT, 2.00%, 8/16/13	55,905		1,291,449
			71,764,573
Federal Deposit Insurance Corporation Guaranteed — 0.8%
Citigroup Funding, Inc., 1.88%, 10/22/12	3,800		3,841,439

US Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations — 2.4%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/41	$2,833		$3,020,987
Series 1991-99, Class L, 0.93%, 8/25/21 (a)	101		2,323
Series 1990-123, Class M, 1.01%, 10/25/20 (a)	21		549
Series 1990-136, Class S, 0.02%, 11/25/20 (a)	11,080		16,188
Series 1991-139, Class PT, 0.65%, 10/25/21	222		4,004
Series 1999-W4, 6.50%, 12/25/28	318		65,263
Series 2010-74, Class DI, 5.00%, 12/25/39	53,610		5,670,295
Series 2010-126, Class UI, 5.50%, 10/25/40	20,130		3,346,901
Series G-10, Class S, 0.58%, 5/25/21	498		13,393
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1.01%, 7/15/21	29		738
Series 200, Class R, 98.52%, 12/15/22 (a)	1		13
Series 1056, Class KD, 1.08%, 3/15/21	56		1,582
Series 1148, Class E, 0.59%, 10/15/21 (a)	157		3,474
Series 2559, 0.50%, 8/15/30 (a)	184		2,048
Series 2949, 5.50%, 3/15/35	551		16,246
			12,164,004
Mortgage-Backed Securities — 114.2%
Fannie Mae Mortgage-Backed Securities:
3.50%, 3/12/42 (a)(f)	7,000		7,234,063
4.00%, 1/01/41 – 3/12/42 (f)	28,946		30,492,471
4.50%, 9/01/25 – 5/01/41 (a)(e)(f)(g)	184,804		199,113,616
5.00%, 1/01/23 – 3/12/42 (e)(f)	114,254		123,974,012
5.50%, 3/15/27 – 3/12/42 (f)(g)	131,633		143,767,947
5.97%, 8/01/16	3,036		3,477,631
6.00%, 3/12/42 (a)(f)	21,800		23,980,000
6.50%, 12/01/37 – 10/01/39	42,365		47,806,950
7.50%, 2/01/22	—	(d)	117
9.50%, 1/01/19	3		2,731
Freddie Mac Mortgage-Backed Securities:
2.48%, 1/01/35 (a)	201		202,955
2.55%, 10/01/34 (a)	301		315,637
2.73%, 11/01/17	14		14,556
5.00%, 4/01/22 (g)	926		997,618
9.00%, 9/01/20 (g)	48		54,117
Ginnie Mae Mortgage-Backed Securities:
7.50%, 1/15/23 – 2/15/23	214		232,876
8.00%, 10/15/22 – 1/15/27	70		79,833
9.00%, 4/15/20	8		8,242
			581,755,372
Principal Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23	18		16,818
Series 228, Class 1, 6/01/23	13		11,873
Series 1991-7, Class J, 2/25/21	18		16,789
Series 1993-51, Class E, 2/25/23	61		55,564
Series 1993-70, Class A, 5/25/23	10		9,055
Series 1996-68, Class SC, 1/25/24	304		11,486
Series 1997-50, Class SI, 4/25/23	318		11,623
Series 1999-W4, Class PO, 2/25/29	160		147,625
Series 2002-13, Class PR, 3/25/32	344		320,256
Series G92-60, Class SB, 10/25/22	226		9,992
Series G93-2, Class KB, 1/25/23	153		139,338
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 11/15/22	64		59,304
Series 1571, Class G, 8/15/23	395		374,563
			1,184,286
Total US Government Sponsored Agency Securities — 134.0%			682,666,843

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	85

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bonds:
6.25%, 8/15/23 (e)	$3,320	$4,711,807
4.38%, 5/15/40 (e)	36,985	46,514,407
4.38%, 5/15/41	1,220	1,536,437
3.13%, 11/15/41 (e)	21,985	22,167,057
3.13%, 2/15/42 (e)	3,300	3,324,750
US Treasury Notes:
0.88%, 2/28/17 (e)	10,010	10,010,000
2.25%, 7/31/18 (e)	3,375	3,584,091
2.63%, 8/15/20 (g)	1,455	1,562,420
2.00%, 11/15/21 (e)	19,815	19,914,075
2.00%, 2/15/22 (e)	5,700	5,711,577
4.50%, 8/15/39	330	422,710
Total US Treasury Obligations — 23.5%		119,459,331
Total Long-Term Investments (Cost — $806,654,230) — 163.4%		832,147,434

Short-Term Securities
Borrowed Bond Agreements — 3.6%
Barclays Capital, Inc., 0.11%, Open	6,508	6,508,450
BNP Paribas SA:
0.03%, Open	7,316	7,315,594
0.11%, Open	937	937,250
Credit Suisse Securities (USA) LLC, 0.04%, Open	3,774	3,774,412
		18,535,706

	Shares
Money Market Fund — 0.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (h)(i)	2,011,437	2,011,437
Total Short-Term Securities (Cost — $20,547,143) — 4.0%		20,547,143

Options Purchased	Contracts
Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 99.00, Expires 3/16/12	300	1,875

	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions — 0.4%
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, Expires 5/19/12, Broker Bank of America NA	$6,200	1,913,717
Over-the-Counter Interest Rate Put Swaptions — 0.0%
Pay a fixed rate of 5.47% and receive a floating rate based on 3-month LIBOR, Expires 5/19/12, Broker Bank of America NA	6,200	1
Total Options Purchased (Cost — $581,573) — 0.4%		1,915,593
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $827,782,946) — 167.8%		854,610,170

Borrowed Bonds	Par (000)	Value
US Treasury Notes:
1.25%, 2/15/14	$920	$(936,854)
2.13%, 2/29/16	6,845	(7,242,866)
1.00%, 10/31/16	3,765	(3,799,118)
0.88%, 12/31/16	6,460	(6,470,601)
Total Borrowed Bonds (Proceeds — $17,950,636) — (3.6)%		(18,449,439)

TBA Sale Commitments (f)
Fannie Mae Mortgage-Backed Securities:
4.50%, 9/01/25 – 5/01/41	13,800	(14,764,922)
5.50%, 3/15/27 – 3/12/42	1,000	(1,077,813)
Total TBA Sale Commitments (Proceeds — $15,827,469) — (3.1)%		(15,842,735)

Options Written	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions — (0.4)%
Pay a fixed rate of 5.33% and receive a floating rate based on 3-month LIBOR, Expires 7/17/13, Broker JPMorgan Chase Bank NA	11,100	(1,921,819)
Over-the-Counter Interest Rate Put Swaptions — (0.0)%
Receive a fixed rate of 5.33% and pay a floating rate based on 3-month LIBOR, Expires 7/17/13, Broker JPMorgan Chase Bank NA	11,100	(7,528)
Total Options Written (Premiums Received — $706,515) — (0.4)%		(1,929,347)
Total Investments, Net of TBA Sale Commitments, Options Written and Borrowed Bonds — 160.7%		818,388,649
Liabilities in Excess of Other Assets — (60.7)%		(308,976,810)
Net Assets — 100.0%		$509,411,839

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Amount is less than $500.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of February 29, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas Securities Corp.	$1,550,156	$(703)
Credit Suisse Securities (USA) LLC	$89,523,232	$229,888
Goldman Sachs & Co.	$51,393,125	$59,500
Greenwich Financial Services	$4,786,375	$12,375
JPMorgan Chase Securities, Inc.	$29,443,860	$(32,456)
UBS AG	$(15,842,735)	$(15,266)

(g)	All or a portion of security has been pledged as collateral in connection with swaps.

See Notes to Financial Statements.

86	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,958,025	(1,946,588)	2,011,437	$3,309

(i)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of February 29, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.13%	11/29/11	Open	$10,313,462	$10,310,000
BNP Paribas Securities Corp.	0.10%	12/12/11	Open	3,595,174	3,594,375
Barclays Capital, Inc.	0.12%	1/25/12	Open	4,764,772	4,764,200
Deutsche Bank AG	0.25%	2/13/12	3/12/12	58,639,041	58,632,119
Merrill Lynch & Co., Inc.	0.14%	2/16/12	Open	36,885,421	36,883,413
BNP Paribas Securities Corp.	0.09%	2/29/12	3/01/12	7,131,662	7,131,644
BNP Paribas Securities Corp.	0.15%	2/29/12	3/01/12	3,017,538	3,017,525
BNP Paribas Securities Corp.	0.18%	2/29/12	3/01/12	2,065,535	2,065,525
BNP Paribas Securities Corp.	0.19%	2/29/12	3/01/12	22,534,744	22,534,625
Credit Suisse Securities (USA) LLC	(0.06)%	2/29/12	3/01/12	5,735,615	5,735,625
Credit Suisse Securities (USA) LLC	0.22%	2/29/12	3/01/12	9,022,555	9,022,500
Total				$163,705,519	$163,691,551

•	Financial futures contracts purchased as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
143	90-Day Euro Dollar	Chicago Mercantile	March 2012	$35,585,550	$193,444
155	90-Day Euro Dollar	Chicago Mercantile	June 2012	$38,575,625	202,748
43	Ultra Long US Treasury Bond	Chicago Board of Trade	June 2012	$6,761,750	(71,664)
169	90-Day Euro Dollar	Chicago Mercantile	September 2012	$42,042,975	388,660
98	90-Day Euro Dollar	Chicago Mercantile	December 2012	$24,368,925	138,779
70	90-Day Euro Dollar	Chicago Mercantile	March 2013	$17,401,125	285,170
96	90-Day Euro Dollar	Chicago Mercantile	June 2013	$23,854,800	246,645
90	90-Day Euro Dollar	Chicago Mercantile	September 2013	$22,353,750	410,415
57	90-Day Euro Dollar	Chicago Mercantile	December 2013	$14,148,113	325,018
26	90-Day Euro Dollar	Chicago Mercantile	March 2014	$6,449,300	159,779
Total					$2,278,994

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
65	2-Year US Treasury Note	Chicago Board of Trade	March 2012	$14,327,422	$908
65	5-Year US Treasury Note	Chicago Board of Trade	March 2012	$8,014,297	(123)
107	2-Year US Treasury Note	Chicago Board of Trade	June 2012	$23,565,078	646
638	5-Year US Treasury Note	Chicago Board of Trade	June 2012	$78,583,656	10,468
1,595	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$208,870,234	417,644
19	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	$2,691,469	1,541
Total					$431,084

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	87

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Interest rate swaps outstanding as of February 29, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.83%[1]	3-month LIBOR	Deutsche Bank AG	7/27/12	$34,800	$(46,198)
4.88%[2]	3-month LIBOR	UBS AG	3/21/15	$25,000	3,169,816
4.87%[2]	3-month LIBOR	Goldman Sachs & Co.	1/25/16	$5,500	846,219
2.81%[2]	3-month LIBOR	Citibank NA	2/06/16	$20,000	1,502,661
5.72%[2]	3-month LIBOR	JPMorgan Chase & Co.	7/14/16	$5,400	1,100,858
5.51%[2]	3-month LIBOR	Bank of America NA	8/03/17	$95,147	21,513,217
5.88%[1]	3-month LIBOR	Deutsche Bank AG	6/25/18	$31,930	(8,206,426)
4.55%[1]	3-month LIBOR	Citibank NA	9/26/18	$41,600	(8,018,615)
4.31%[1]	3-month LIBOR	Deutsche Bank AG	10/01/18	$66,000	(11,751,455)
3.09%[1]	3-month LIBOR	Deutsche Bank AG	3/09/19	$25,700	(2,595,134)
3.17%[2]	3-month LIBOR	Bank of America NA	3/18/19	$4,700	497,639
2.88%[2]	3-month LIBOR	Deutsche Bank AG	4/01/19	$39,700	3,424,487
3.23%[1]	3-month LIBOR	Deutsche Bank AG	5/19/19	$2,800	(308,662)
3.90%[1]	3-month LIBOR	Barclays Bank Plc	6/05/19	$20,000	(3,144,251)
3.55%[1]	3-month LIBOR	Deutsche Bank AG	8/18/19	$15,000	(2,123,592)
5.49%[1]	3-month LIBOR	JPMorgan Chase & Co.	10/28/19	$1,400	(344,322)
3.67%[2]	3-month LIBOR	Deutsche Bank AG	12/21/19	$2,000	286,138
5.67%[1]	3-month LIBOR	Citigroup Global Markets, Inc.	1/06/20	$12,400	(3,124,695)
3.88%[2]	3-month LIBOR	Morgan Stanley & Co., Inc.	1/07/20	$7,600	1,209,220
3.71%[1]	3-month LIBOR	Deutsche Bank AG	2/11/20	$6,200	(907,074)
3.73%[2]	3-month LIBOR	Morgan Stanley & Co., Inc.	5/05/20	$28,000	4,160,854
3.43%[2]	3-month LIBOR	JPMorgan Chase & Co.	3/28/21	$7,000	1,179,276
5.41%[2]	3-month LIBOR	JPMorgan Chase & Co.	8/15/22	$9,565	3,028,274
Total					$1,348,235

[1]	Trust pays a fixed interest rate and receives floating rate.

[2]	Trust pays a floating rate and receives fixed rate.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$9,853,629	$980,101	$10,833,730
Non-Agency Mortgage-Backed Securities	—	15,197,084	3,990,446	19,187,530
US Government Sponsored Agency Securities	—	677,873,009	4,793,834	682,666,843
US Treasury Obligations	—	119,459,331	—	119,459,331
Short-Term Securities:
Borrowed Bond Agreements	—	18,535,706	—	18,535,706
Money Market Funds	$2,011,437	—	—	2,011,437
Liabilities:
Investments:
Long-Term Investments:
Borrowed Bonds	—	(18,449,439)	—	(18,449,439)
TBA Sale Commitments	—	(15,842,735)	—	(15,842,735)
Total	$2,011,437	$806,626,585	$9,764,381	$818,402,403

See Notes to Financial Statements.

88	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$2,783,740	$43,832,377	—	$46,616,117
Liabilities:
Interest rate contracts	(71,787)	(42,499,771)	—	(42,571,558)
Total	$2,711,953	$1,332,606	—	$4,044,559

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets/Liabilities:
Balance, as of August 31, 2011	$1,038,628	$4,432,527	$5,096,285	$10,567,440
Accrued discounts/premiums	(174,660)	44,578	(6,945)	(137,027)
Realized gain (loss)	—	18	(5,921)	(5,903)
Change in unrealized appreciation/depreciation[2]	116,133	(359,799)	(132,173)	(375,839)
Purchases	—	—	—	—
Sales	—	(126,878)	(157,412)	(284,290)
Transfers in3	—	—	—	—
Transfers out[3]	—	—	—	—
Balance, as of February 29, 2012	$980,101	$3,990,446	$4,793,834	$9,764,381

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held at February 29, 2012 was $(342,222).

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	89

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Auto Components — 2.0%
Delphi Automotive Plc		4,902	$156,861
Delphi Automotive Plc (180-day lock) (Acquired 11/17/11, cost $364,196) (a)		60,671	1,892,938
			2,049,799
Media — 0.0%
Adelphia Recovery Trust		396,568	5,949
Software — 0.0%
Bankruptcy Management Solutions, Inc. (b)		56	2
Total Common Stocks — 2.0%			2,055,750

Corporate Bonds	Par (000)
Airlines — 0.7%
Continental Airlines, Inc., Series 2010-1-A, 4.75%, 1/12/21	USD	427	445,819
Delta Air Lines, Inc., Series 2009-1-B, Class B, 9.75%, 12/17/16		39	41,064
US Airways Pass-Through Trust, Series 2011-1, Class C, 10.88%, 10/22/14		250	250,000
			736,883
Auto Components — 1.0%
Baker Corp. International, Inc., 8.25%, 6/01/19 (c)		75	76,500
Dana Holding Corp., 6.75%, 2/15/21		180	194,850
Icahn Enterprises LP, 8.00%, 1/15/18		670	710,200
			981,550
Beverages — 0.3%
Crown European Holdings SA (c):
7.13%, 8/15/18	EUR	142	202,666
7.13%, 8/15/18		50	71,361
			274,027
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (c)	USD	84	84,602
Building Products — 0.4%
Building Materials Corp. of America, 7.00%, 2/15/20 (c)		210	227,850
Momentive Performance Materials, Inc., 11.50%, 12/01/16		175	147,000
			374,850
Capital Markets — 3.3%
Credit Suisse AG, 5.40%, 1/14/20		480	482,192
E*Trade Financial Corp.:
12.50%, 11/30/17		390	454,350
Series A, 0.0%, 8/31/19 (d)(e)		100	94,625
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20		225	230,564
6.00%, 6/15/20		250	265,762
5.75%, 1/24/22		525	548,016
KKR Group Finance Co., 6.38%, 9/29/20 (c)		170	180,917
Merrill Lynch & Co., Inc., 6.05%, 5/16/16		325	335,576
Morgan Stanley, 5.50%, 7/28/21		725	718,305
			3,310,307

Corporate Bonds	Par (000)		Value
Chemicals — 3.2%
American Pacific Corp., 9.00%, 2/01/15	USD	180	$175,500
Ashland, Inc., 9.13%, 6/01/17		120	134,700
Celanese US Holdings LLC, 5.88%, 6/15/21		650	708,500
Chemtura Corp., 7.88%, 9/01/18		140	150,500
Ecolab, Inc., 4.35%, 12/08/21		125	137,325
Hexion U.S. Finance Corp., 9.00%, 11/15/20		115	112,700
Huntsman International LLC, 8.63%, 3/15/21		65	73,450
Ineos Finance Plc, 8.38%, 2/15/19 (c)		100	106,250
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	109	149,214
Kraton Polymers LLC, 6.75%, 3/01/19	USD	45	45,900
Lyondell Chemical Co., 11.00%, 5/01/18		769	843,342
LyondellBasell Industries NV, 6.00%, 11/15/21 (c)		65	71,338
Nexeo Solutions LLC, 8.38%, 3/01/18 (c)		65	65,000
PolyOne Corp., 7.38%, 9/15/20		80	86,200
Solutia, Inc., 7.88%, 3/15/20		225	263,812
TPC Group LLC, 8.25%, 10/01/17		125	131,875
			3,255,606
Commercial Banks — 4.6%
Amsouth Bank, Series AI, 4.85%, 4/01/13		650	652,437
Barclays Bank Plc, 5.14%, 10/14/20		450	432,807
CIT Group, Inc.:
7.00%, 5/02/16 (c)		599	599,749
7.00%, 5/02/17 (c)		1,555	1,556,944
5.50%, 2/15/19 (c)		220	224,675
HSBC Bank USA NA, 4.88%, 8/24/20		550	553,710
Lloyds TSB Bank Plc, 5.80%, 1/13/20 (c)		100	103,646
Standard Chartered Plc, 5.50%, 11/18/14 (c)		450	483,840
			4,607,808
Commercial Services & Supplies — 1.5%
ACCO Brands Corp., 10.63%, 3/15/15		195	215,233
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (c)		204	213,498
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (c)		11	10,450
Mobile Mini, Inc., 7.88%, 12/01/20		135	141,750
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (c)		240	278,400
8.25%, 2/01/21		310	328,600
Verisure Holding AB:
8.75%, 9/01/18	EUR	100	134,562
8.75%, 12/01/18		100	118,575
West Corp., 8.63%, 10/01/18	USD	50	54,875
			1,495,943
Construction & Engineering — 0.1%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (c)		75	78,938
Construction Materials — 0.1%
Xefin Lux SCA, 8.00%, 6/01/18 (c)	EUR	100	133,896
Consumer Finance — 1.0%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	185	197,025
Ford Motor Credit Co. LLC:
7.80%, 6/01/12		250	253,082
5.88%, 8/02/21		447	498,839
Toll Brothers Finance Corp., 5.88%, 2/15/22		85	88,165
			1,037,111
Containers & Packaging — 1.0%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (c)	EUR	260	365,450
Berry Plastics Corp., 8.25%, 11/15/15	USD	45	48,375
GCL Holdings SCA, 9.38%, 4/15/18 (c)	EUR	100	118,907
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	135	148,500
Sealed Air Corp., 8.38%, 9/15/21 (c)		95	108,775
Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (c)	EUR	130	186,622
			976,629

See Notes to Financial Statements.

90	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 6.6%
Ally Financial, Inc.:
8.30%, 2/12/15	USD	400	$442,000
6.25%, 12/01/17		30	31,009
8.00%, 3/15/20		60	67,950
7.50%, 9/15/20		550	605,687
8.00%, 11/01/31		1,060	1,170,747
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		137	146,076
Bank of America Corp.:
4.50%, 4/01/15		375	380,685
6.50%, 8/01/16		410	443,183
5.63%, 10/14/16		100	104,398
5.75%, 12/01/17		240	251,238
Boparan Holdings Ltd., 9.75%, 4/30/18 (c)	EUR	100	131,098
Citigroup, Inc., 8.13%, 7/15/39	USD	55	71,856
DPL, Inc., 7.25%, 10/15/21 (c)		290	330,600
FCE Bank Plc, 4.75%, 1/19/15	EUR	308	420,603
Itau Unibanco Holding SA, 5.75%, 1/22/21 (c)	USD	225	233,438
JPMorgan Chase & Co.:
5.50%, 10/15/40		175	189,015
5.60%, 7/15/41		175	194,481
Macquarie Bank, Ltd., 5.00%, 2/22/17 (c)		200	202,140
Reynolds Group Issuer, Inc. (c):
8.75%, 10/15/16		306	325,890
8.75%, 10/15/16	EUR	150	212,335
7.88%, 8/15/19	USD	180	197,100
6.88%, 2/15/21		140	148,400
WMG Acquisition Corp. (c):
9.50%, 6/15/16		45	49,725
11.50%, 10/01/18		210	223,125
			6,572,779
Diversified Telecommunication Services — 2.8%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		155	139,112
Level 3 Financing, Inc., 8.13%, 7/01/19 (c)		1,310	1,372,225
Qwest Communications International, Inc., 7.50%, 2/15/14		600	602,100
Qwest Corp., 8.38%, 5/01/16		270	316,200
Telefonica Emisiones SAU, 5.46%, 2/16/21		250	251,485
Videotron Ltee, 5.00%, 7/15/22 (c)		50	50,125
Windstream Corp.:
8.13%, 8/01/13		45	48,263
7.88%, 11/01/17		65	73,288
			2,852,798
Electric Utilities — 2.1%
Progress Energy, Inc., 7.75%, 3/01/31		1,000	1,390,988
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	600	747,020
			2,138,008
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	45	53,550
Energy Equipment & Services — 4.2%
Antero Resources Finance Corp., 7.25%, 8/01/19 (c)		60	63,300
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		145	145,000
Compagnie Générale de Géophysique-Veritas, 7.75%, 5/15/17		55	57,269
Energy Transfer Partners LP, 5.20%, 2/01/22		600	645,874
Ensco Plc, 4.70%, 3/15/21		425	465,318
Forbes Energy Services Ltd., 9.00%, 6/15/19		130	128,050
Frac Tech Services LLC, 7.63%, 11/15/18 (c)		640	683,200
Key Energy Services, Inc., 6.75%, 3/01/21		160	167,600
MEG Energy Corp., 6.50%, 3/15/21 (c)		330	353,100
Oil States International, Inc., 6.50%, 6/01/19		115	123,625
Peabody Energy Corp., 6.25%, 11/15/21 (c)		970	1,016,075
Transocean, Inc., 6.38%, 12/15/21		310	365,846
			4,214,257

Corporate Bonds	Par (000)		Value
Food Products — 1.1%
Darling International, Inc., 8.50%, 12/15/18	USD	90	$101,250
Kraft Foods, Inc.:
6.50%, 8/11/17		600	728,179
6.13%, 8/23/18		250	301,397
			1,130,826
Gas Utilities — 0.2%
El Paso Natural Gas Co., 8.63%, 1/15/22		145	179,408
Health Care Equipment & Supplies — 1.5%
DJO Finance LLC:
10.88%, 11/15/14		830	844,525
7.75%, 4/15/18		40	34,400
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (c)		38	42,085
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (c)		410	473,550
Teleflex, Inc., 6.88%, 6/01/19		105	113,137
			1,507,697
Health Care Providers & Services — 5.9%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		150	153,375
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (c)	EUR	200	276,452
Crown Newco 3 Plc, 7.00%, 2/15/18 (c)	GBP	200	313,805
HCA, Inc.:
8.50%, 4/15/19	USD	40	44,800
6.50%, 2/15/20		730	782,925
7.88%, 2/15/20		35	38,588
7.25%, 9/15/20		805	877,450
Health Management Associates, Inc., 7.38%, 1/15/20 (c)		220	229,350
IASIS Healthcare LLC, 8.38%, 5/15/19		270	257,850
INC Research LLC, 11.50%, 7/15/19 (c)		145	139,200
inVentiv Health, Inc., 10.00%, 8/15/18 (c)		50	45,500
Omnicare, Inc., 7.75%, 6/01/20		260	289,575
Symbion, Inc., 8.00%, 6/15/16		125	120,625
Tenet Healthcare Corp.:
10.00%, 5/01/18		665	774,725
6.25%, 11/01/18 (c)		120	127,950
8.88%, 7/01/19		195	222,300
WellPoint, Inc., 5.95%, 12/15/34		1,000	1,195,272
			5,889,742
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (c)		660	785,400
Hotels, Restaurants & Leisure — 1.4%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		140	153,300
Diamond Resorts Corp., 12.00%, 8/15/18		310	327,050
El Dorado Resorts LLC, 8.63%, 6/15/19 (c)		50	47,625
MGM Resorts International:
10.38%, 5/15/14		750	853,125
11.13%, 11/15/17		65	73,938
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (b)(f)		50	—
			1,455,038
Household Durables — 1.2%
Beazer Homes USA, Inc., 12.00%, 10/15/17		280	305,200
Ryland Group, Inc., 6.63%, 5/01/20		130	132,600
Standard Pacific Corp.:
10.75%, 9/15/16		565	649,044
8.38%, 1/15/21		105	111,562
			1,198,406

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	91

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (c)	EUR	100	$122,572
Independent Power Producers & Energy Traders — 2.1%
AES Corp., 7.38%, 7/01/21 (c)	USD	230	262,200
Calpine Corp. (c):
7.25%, 10/15/17		80	84,800
7.50%, 2/15/21		35	37,975
7.88%, 1/15/23		100	109,000
Energy Future Holdings Corp., 10.00%, 1/15/20		1,220	1,319,125
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		203	220,509
QEP Resources, Inc., 5.38%, 10/01/22 (g)		75	75,750
			2,109,359
Industrial Conglomerates — 1.4%
Sequa Corp. (c):
11.75%, 12/01/15		460	488,750
13.50%, 12/01/15		854	911,921
			1,400,671
Insurance — 3.1%
American International Group, Inc., 6.40%, 12/15/20		1,130	1,260,141
CNO Financial Group, Inc., 9.00%, 1/15/18 (c)		130	139,913
Genworth Financial, Inc., 7.63%, 9/24/21		150	155,629
Lincoln National Corp., 8.75%, 7/01/19		575	733,093
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (c)		250	269,853
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		90	80,325
Prudential Financial, Inc., 5.38%, 6/21/20		400	451,203
			3,090,157
IT Services — 1.5%
First Data Corp.:
7.38%, 6/15/19 (c)		130	131,463
8.88%, 8/15/20 (c)		195	211,087
8.25%, 1/15/21 (c)		155	149,962
12.63%, 1/15/21		445	467,250
SunGard Data Systems, Inc.:
7.38%, 11/15/18		280	301,000
7.63%, 11/15/20		220	237,600
			1,498,362
Machinery — 0.7%
Navistar International Corp.:
3.00%, 10/15/14 (e)		210	236,512
8.25%, 11/01/21		54	59,063
SPX Corp., 6.88%, 9/01/17		65	72,150
UR Financing Escrow Corp. (c)(g):
5.75%, 7/15/18		50	51,375
7.38%, 5/15/20		125	128,281
7.63%, 4/15/22		115	119,025
			666,406
Media — 15.3%
Affinion Group, Inc., 7.88%, 12/15/18		290	259,550
AMC Networks, Inc., 7.75%, 7/15/21 (c)		80	89,200
CCH II LLC, 13.50%, 11/30/16		289	332,843
CCO Holdings LLC, 6.50%, 4/30/21		750	796,875
Checkout Holding Corp., 10.68%, 11/15/15 (c)(d)		245	110,250
Cinemark USA, Inc., 8.63%, 6/15/19		60	66,750
Clear Channel Communications, Inc., 9.00%, 3/01/21		210	193,200
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		374	409,530
Series B, 9.25%, 12/15/17		1,899	2,088,900

Corporate Bonds	Par (000)		Value
Media (concluded)
DIRECTV Holdings LLC, 6.00%, 8/15/40	USD	175	$200,760
DISH DBS Corp., 7.00%, 10/01/13		201	215,824
Gray Television, Inc., 10.50%, 6/29/15		270	285,187
Intelsat Luxembourg SA:
11.25%, 2/04/17		380	391,875
11.50%, 2/04/17 (h)		100	103,000
Interactive Data Corp., 10.25%, 8/01/18		340	383,350
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		45	51,525
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (c)	EUR	237	337,858
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (c)		125	175,712
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (c)	USD	150	159,562
Musketeer GmbH, 9.50%, 3/15/21 (c)	EUR	150	215,833
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (c)	USD	270	297,000
NBC Universal Media LLC, 6.40%, 4/30/40		530	671,588
The New York Times Co., 6.63%, 12/15/16		500	521,250
News America, Inc., 6.20%, 12/15/34		1,500	1,740,270
Nielsen Finance LLC, 7.75%, 10/15/18		765	851,062
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (c)	GBP	100	157,101
ProQuest LLC, 9.00%, 10/15/18 (c)	USD	130	115,050
TCI Communications, Inc., 7.88%, 2/15/26		1,000	1,318,770
Time Warner Cable, Inc., 5.88%, 11/15/40		410	465,550
Unitymedia GmbH:
9.63%, 12/01/19	EUR	50	71,944
9.63%, 12/01/19 (c)		190	273,388
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH):
8.13%, 12/01/17 (c)	USD	200	217,000
8.13%, 12/01/17	EUR	210	300,767
UPC Holding BV, 9.88%, 4/15/18 (c)	USD	100	111,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (c)	EUR	292	387,086
Virgin Media Secured Finance Plc:
6.50%, 1/15/18	USD	200	218,000
7.00%, 1/15/18	GBP	50	85,909
Ziggo Bond Co. BV, 8.00%, 5/15/18 (c)	EUR	165	232,470
Ziggo Finance BV, 6.13%, 11/15/17 (c)		295	407,767
			15,310,556
Metals & Mining — 3.2%
Barrick Gold Corp., 2.90%, 5/30/16	USD	225	237,167
Barrick North America Finance LLC, 5.70%, 5/30/41		250	295,663
Goldcorp, Inc., 2.00%, 8/01/14 (e)		220	278,850
New World Resources NV:
7.88%, 5/01/18	EUR	65	87,899
7.88%, 5/01/18 (c)		76	102,774
Newmont Mining Corp.:
5.13%, 10/01/19	USD	225	255,097
Series A, 1.25%, 7/15/14 (e)		200	276,000
Novelis, Inc., 8.75%, 12/15/20		1,195	1,332,425
Taseko Mines Ltd., 7.75%, 4/15/19		150	144,000
Vedanta Resources Plc, 8.25%, 6/07/21 (c)		200	184,500
			3,194,375
Multiline Retail — 1.2%
Dollar General Corp., 11.88%, 7/15/17 (i)		1,135	1,245,674
Oil, Gas & Consumable Fuels — 11.8%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		145	140,650
Anadarko Petroleum Corp.:
5.95%, 9/15/16		365	422,569
6.38%, 9/15/17		75	90,024
Berry Petroleum Co., 8.25%, 11/01/16		100	104,250

See Notes to Financial Statements.

92	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Bill Barrett Corp., 9.88%, 7/15/16	USD	10	$11,050
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		50	52,000
Chesapeake Midstream Partners LP, 6.13%, 7/15/22 (c)		100	103,500
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (c)		60	61,200
Coffeyville Resources LLC, 9.00%, 4/01/15 (c)		99	105,930
Concho Resources, Inc., 7.00%, 1/15/21		150	168,750
Consol Energy, Inc., 8.25%, 4/01/20		710	773,900
Continental Resources, Inc., 7.13%, 4/01/21		135	149,850
Copano Energy LLC, 7.13%, 4/01/21		120	127,200
Crosstex Energy LP, 8.88%, 2/15/18		65	70,525
Denbury Resources, Inc.:
8.25%, 2/15/20		239	272,460
6.38%, 8/15/21		125	137,813
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21		500	522,139
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		145	160,587
7.75%, 6/15/19		320	337,600
Enterprise Products Operating LLC, 3.70%, 6/01/15		500	532,678
EV Energy Partners LP, 8.00%, 4/15/19		55	57,750
Hilcorp Energy I LP, 7.63%, 4/15/21 (c)		195	212,550
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (c)		120	128,400
Linn Energy LLC:
6.50%, 5/15/19 (c)		35	35,700
6.25%, 11/01/19 (c)(g)		305	304,619
7.75%, 2/01/21		170	182,750
MarkWest Energy Partners LP, 6.75%, 11/01/20		50	54,625
Nexen, Inc., 6.40%, 5/15/37		150	172,050
Niska Gas Storage US LLC, 8.88%, 3/15/18		215	206,400
Oasis Petroleum, Inc.:
7.25%, 2/01/19		115	121,900
6.50%, 11/01/21		110	113,300
OGX Petroleo e Gas Participações SA, 8.50%, 6/01/18 (c)		1,705	1,777,462
Petrobras International Finance Co.:
3.88%, 1/27/16		1,100	1,147,245
5.88%, 3/01/18		200	222,324
7.88%, 3/15/19		100	123,000
6.88%, 1/20/40		25	29,461
Petrohawk Energy Corp.:
7.25%, 8/15/18		115	131,531
6.25%, 6/01/19		315	355,950
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (c)		210	220,500
Pioneer Natural Resources Co.:
6.88%, 5/01/18		35	41,114
7.50%, 1/15/20		55	67,967
Plains Exploration & Production Co.:
6.63%, 5/01/21		290	313,200
6.75%, 2/01/22		195	213,525
Precision Drilling Corp., 6.50%, 12/15/21 (c)		105	112,088
Range Resources Corp.:
8.00%, 5/15/19		45	50,175
5.75%, 6/01/21		350	374,500
SandRidge Energy, Inc., 7.50%, 3/15/21		165	166,650
SM Energy Co., 6.63%, 2/15/19		45	48,263
Western Gas Partners LP, 5.38%, 6/01/21		325	346,785
The Williams Cos., Inc., 8.75%, 3/15/32		124	165,523
			11,841,982

Corporate Bonds	Par (000)		Value
Paper & Forest Products — 2.2%
Boise Paper Holdings LLC:
9.00%, 11/01/17	USD	105	$115,500
8.00%, 4/01/20		65	71,337
Clearwater Paper Corp.:
10.63%, 6/15/16		160	181,800
7.13%, 11/01/18		215	228,975
Georgia-Pacific LLC, 8.25%, 5/01/16 (c)		355	393,279
International Paper Co.:
7.95%, 6/15/18		220	275,788
7.30%, 11/15/39		5	6,433
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (c)		120	123,300
NewPage Corp., 11.38%, 12/31/14 (b)(f)		845	509,112
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (c)		50	46,875
Verso Paper Holdings LLC, 11.50%, 7/01/14		297	302,940
			2,255,339
Pharmaceuticals — 1.5%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (c)	EUR	100	143,222
Jaguar Holding Co. II, 9.50%, 12/01/19 (c)	USD	150	164,063
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (c)		470	479,400
Wyeth, 6.50%, 2/01/34		500	673,938
			1,460,623
Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20		265	286,531
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19		345	352,763
HCP, Inc., 5.38%, 2/01/21		225	246,625
The Rouse Co. LP, 6.75%, 11/09/15		145	151,706
			751,094
Real Estate Management & Development — 1.6%
CBRE Services, Inc., 6.63%, 10/15/20		90	95,625
Realogy Corp.:
11.50%, 4/15/17		110	100,650
12.00%, 4/15/17		35	32,200
7.88%, 2/15/19 (c)		810	785,700
7.63%, 1/15/20 (c)		130	134,225
Shea Homes LP, 8.63%, 5/15/19 (c)		445	449,450
			1,597,850
Road & Rail — 1.6%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		45	46,913
Canadian National Railway Co., 6.90%, 7/15/28		500	666,938
The Hertz Corp.:
7.50%, 10/15/18		335	361,381
6.75%, 4/15/19		40	41,900
7.38%, 1/15/21		430	465,475
			1,582,607
Software — 0.3%
Oracle Corp., 5.38%, 7/15/40		210	255,362
Specialty Retail — 1.4%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		130	139,425
House of Fraser Funding Plc:
8.88%, 8/15/18 (c)	GBP	100	142,386
8.88%, 8/15/18		125	177,982
Limited Brands, Inc., 8.50%, 6/15/19	USD	320	382,400
Phones4u Finance Plc, 9.50%, 4/01/18 (c)	GBP	100	139,601
QVC, Inc. (c):
7.13%, 4/15/17	USD	80	86,000
7.50%, 10/01/19		135	149,850
7.38%, 10/15/20		95	105,213
Sonic Automotive, Inc., 9.00%, 3/15/18		115	125,062
			1,447,919

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	93

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Tobacco — 0.1%
Altria Group, Inc., 9.95%, 11/10/38	USD	50	$78,158
Wireless Telecommunication Services — 5.5%
America Movil SAB de CV:
2.38%, 9/08/16		200	204,217
5.00%, 3/30/20		400	454,280
American Tower Corp., 4.50%, 1/15/18		375	387,963
Cricket Communications, Inc., 7.75%, 5/15/16		480	511,200
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)		375	422,233
Digicel Group Ltd. (c):
8.88%, 1/15/15		170	172,975
9.13%, 1/15/15		439	447,780
8.25%, 9/01/17		365	386,900
iPCS, Inc., 2.67%, 5/01/13 (i)		20	19,250
SBA Tower Trust, 4.25%, 4/15/40 (c)		325	334,425
Sprint Capital Corp., 6.88%, 11/15/28		830	647,400
Sprint Nextel Corp. (c):
9.00%, 11/15/18		880	981,200
7.00%, 3/01/20 (g)		560	569,100
			5,538,923
Total Corporate Bonds — 100.8%			101,060,579

Floating Rate Loan Interests (i)
Airlines — 0.2%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		214	208,494
Auto Components — 0.2%
Schaeffler AG, Term Loan C2, 6.25%, 1/27/17		180	180,526
Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		191	193,893
Commercial Services & Supplies — 0.7%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		152	151,026
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		225	225,241
Volume Services America, Inc., (FKA Centerplate), Term Loan B, 10.50% – 10.75%, 9/16/16		356	356,982
			733,249
Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		750	750,000
Consumer Finance — 1.6%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		1,750	1,595,317
Diversified Consumer Services — 0.5%
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		490	467,735
ServiceMaster Co.:
Delayed Draw Term Loan, 2.75%, 7/24/14		3	3,115
Term Loan, 2.77% – 3.03%, 7/24/14		32	31,284
			502,134
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
Term Loan B, 5.75%, 8/31/18		350	352,408
Tranche A Term Loan, 2.50% – 2.83%, 3/13/14		200	196,700
			549,108

Floating Rate Loan Interests (i)	Par (000)		Value
Energy Equipment & Services — 2.0%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16	USD	705	$700,939
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		1,290	1,330,738
			2,031,677
Food Products — 0.3%
Advance Pierre Foods, Inc., Term Loan (Second Lien), 11.25%, 9/29/17		300	300,249
Health Care Equipment & Supplies — 0.3%
Hupah Finance, Inc., Term Loan B, 6.25%, 1/21/19		280	279,826
Health Care Providers & Services — 0.7%
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		164	160,662
Tranche A Additional Term Loan, 7.75%, 3/02/15		165	161,396
Health Management Associates, Inc., Term Loan B, 4.50%, 11/16/18		145	144,058
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		265	254,804
			720,920
Hotels, Restaurants & Leisure — 1.2%
Caesars Entertainment Operating Co., Inc.:
Term Loan B-1,3.24%, 1/28/15		292	273,775
Term Loan B-2, 3.25%, 1/28/15		109	102,445
Term Loan B-3, 3.00% – 3.58%, 1/28/15		350	328,245
Term Loan B-4, 9.50%, 10/31/16		80	82,291
OSI Restaurant Partners LLC:
Revolver, 2.56% 2.79%, 6/14/13		4	3,503
Term Loan B, 2.56%, 6/14/14		36	35,530
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		375	338,126
			1,163,915
Independent Power Producers & Energy Traders — 0.1%
Texas Competitive Electric Holdings Co. LLC (FKA TXU), Extended Term Loan, 4.76%, 10/10/17		136	76,091
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 6.25%, 12/03/14		160	160,533
IT Services — 0.3%
First Data Corp., Extended Term Loan B, 4.24%, 3/23/18		285	255,742
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/20/13		215	217,621
Media — 4.1%
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning):
Term Loan, 2.49%, 7/03/14		40	37,120
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		482	466,819
Clear Channel Communications:
Term Loan B, 3.89%, 1/28/16		550	451,396
Term Loan C, 3.89%, 1/28/16		55	43,588
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		2,481	2,477,032
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		20	19,955
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		550	565,812
			4,061,722

See Notes to Financial Statements.

94	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (i)	Par (000)		Value
Oil, Gas & Consumable Fuels — 0.6%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	612	$614,676
Paper & Forest Products — 0.3%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		250	251,875
Pharmaceuticals — 0.1%
Pharmaceutical Products Development, Inc., Term Loan B, 6.25%, 12/05/18		145	146,269
Real Estate Investment Trusts (REITs) — 0.4%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		454	451,562
Real Estate Management & Development — 0.4%
Realogy Corp.:
Extended Letter of Credit, 4.53%, 10/10/16		60	56,045
Extended Term Loan, 4.77%, 10/10/16		426	395,042
			451,087
Software — 0.2%
Infor Enterprise Solutions Holdings, Inc., Extended Initial Term Loan, 6.29%, 7/28/15	EUR	155	194,632
Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 2.99% – 3.30%, 5/29/14	USD	197	186,418
Wireless Telecommunication Services — 1.3%
Crown Castle International Corp., Term Loan B, 4.00%, 1/31/19		75	74,659
Vodafone Americas Finance 2, Inc. (h):
Term Loan, 6.88%, 8/11/15		831	830,645
Term Loan B, 6.25%, 7/11/16		413	411,469
			1,316,773
Total Floating Rate Loan Interests — 17.5%			17,594,309

Foreign Agency Obligations — 0.2%
Qatar Government International Bond, 4.00%, 1/20/15 (c)		200	211,000

Other Interests (j) — 0.0%	Beneficial Interest (000)
Media — 0.0%
Adelphia Communications Corp., Class A		400	2,480

Preferred Securities
Capital Trusts	Par (000)
Capital Markets — 0.1%
State Street Capital Trust IV, 1.55%, 6/15/37 (i)		200	141,191
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (i)		305	209,306
Total Capital Trusts — 0.3%			350,497

Preferred Stocks	Shares		Value
Diversified Financial Services — 0.9%
Ally Financial, Inc., 7.00% (c)		1,000	$867,688
Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (b)		3,277	46,533
Total Preferred Stocks — 0.9%			914,221

Trust Preferreds — 0.2%
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (i)		6,840	159,986
Total Preferred Securities — 1.4%			1,424,704

Taxable Municipal Bonds — 0.4%		Par (000)
Metropolitan Transportation Authority, RB, Build America Bonds, Series TR, 6.81%, 11/15/40	USD	300	391,896

US Government Sponsored Agency Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Ginnie Mae Mortgage-Backed Securities, Series 2006-68, Class B, 5.16%, 6/16/31 (i)		247	251,184

US Treasury Obligations
US Treasury Notes:
2.00%, 11/15/21		465	467,325
2.00%, 2/15/22		95	95,193
Total US Treasury Obligations — 0.6%			562,518

Warrants (k)		Shares
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)		10,660	76,995
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		56	—
Total Warrants — 0.1%			76,995
Total Long-Term Investments (Cost — $116,637,968) — 123.2%			123,631,415

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (l)(m)		308,844	308,844
Total Short-Term Securities (Cost — $308,844) — 0.3%			308,844

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	95

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts		Value
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19, Broker Goldman Sachs & Co.		6	—
		Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions — 0.0%
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expires 5/11/12, Broker Citibank NA	USD	1,200	$9,032
Over-the-Counter Interest Rate Put
Swaptions — 0.1%
Pay a fixed rate of 4.50% and receive a floating rate based on 6-month EURIBOR, Expires 9/16/13, Broker Credit Suisse Securities (USA) LLC	EUR	600	5,511
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 2/07/17, Broker Deutsche Bank AG	USD	1,000	38,856
			44,367
Total Options Purchased (Cost — $89,464) — 0.1%			53,399
Total Investments Before Options Written (Cost — $117,036,276) — 123.6%			123,993,658

Options Written
Over-the-Counter Interest Rate Put Swaptions — (0.0)%
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, Expires 8/23/12, Broker Deutsche Bank AG		2,400	(8,955)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG		2,000	(39,290)
Total Options Written (Premiums Received — $50,160) — (0.0)%			(48,245)
Total Investments, Net of Options Written 123.6%			123,945,413
Liabilities in Excess of Other Assets — (23.6)%			(23,667,372)
Net Assets — 100.0%			$100,278,041

(a)	Restricted security as to resale. As of report date the Trust held 1.9% of its net assets, with a current value of $1,892,938 in this security.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Convertible security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$304,619	$(315)
Wells Fargo Securities	$75,750	$750
Bank of America NA	$569,100	$2,163
Morgan Stanley & Co.	$298,681	$8,681

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Variable rate security. Rate shown is as of report date.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	891,719	(582,875)	308,844	$569

(m)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
57	2-Year US Treasury Note	Chicago Board of Trade	June 2012	$12,553,359	$(714)
42	5-Year US Treasury Note	Chicago Board of Trade	June 2012	$5,173,219	(1,604)
10	Ultra Long US Treasury Bond	Chicago Board of Trade	June 2012	$1,572,500	(16,666)
Total					$(18,984)

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
34	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$4,452,406	$13,067
10	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	$1,416,563	811
Total					$13,878

•	Foreign currency exchange contracts as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	100,000	USD	158,417	Citibank NA	4/11/12	$628
USD	103,301	GBP	65,000	Citibank NA	4/11/12	(78)
USD	156,943	GBP	100,000	Royal Bank of Scotland Plc	4/11/12	(2,102)
USD	945,046	GBP	616,500	UBS Securities LLC	4/11/12	(35,466)
EUR	150,000	USD	201,950	Deutsche Bank AG	4/18/12	(2,066)
USD	5,288,287	EUR	4,117,000	Citibank NA	4/18/12	(197,866)
USD	158,498	EUR	120,000	Citibank NA	4/18/12	(1,409)
USD	64,505	EUR	49,000	Deutsche Bank AG	4/18/12	(790)
USD	377,772	EUR	290,000	Royal Bank of Scotland Plc	4/18/12	(8,671)
USD	159,843	EUR	121,000	UBS Securities LLC	4/18/12	(1,397)
Total						$(249,217)

See Notes to Financial Statements.

96	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Credit default swaps on single-name issues — buy protection outstanding as of February 29, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$110	$5,857

K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	$250	33,633

The New York Times Co.	1.00%	Barclays Capital, Inc.	12/20/16	$500	107
Total					$39,597

•	Credit default swaps on single-name issues — sold protection outstanding as of February 29, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	Not Rated	$375	$(202)
Assured Guaranty Corp.	5.00%	Citibank NA	3/20/15	AA–	$33	4,397
MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A–	$150	8,269
MetLife, Inc.	1.00%	UBS Securities LLC	9/20/15	A–	$175	3,984
ARAMARK Corp.	5.00%	Goldman Sachs & Co.	6/20/16	B	$150	7,136
ARAMARK Corp.	5.00%	Goldman Sachs & Co.	6/20/16	B	$150	8,079
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16	B	$50	2,570
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16	B	$100	5,139
ARAMARK Corp.	5.00%	Goldman Sachs & Co.	9/20/16	B	$150	6,774
Total						$46,146

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of February 29, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
2.71%(3)	3-month LIBOR	Deutsche Bank AG	2/02/42	$1,200	$17,608

[3]	Trust pays fixed interest rate and receives floating rate.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$162,809	$1,892,939	$2	$2,055,750
Corporate Bonds	—	101,060,579	—	101,060,579
Floating Rate Loan Interests	—	14,665,460	2,928,849	17,594,309
Foreign Agency Obligations	—	211,000	—	211,000
Other Interests	—	2,480	—	2,480
Preferred Securities	206,519	1,218,185	—	1,424,704
Taxable Municipal
Bonds	—	391,896	—	391,896
US Government Sponsored Agency Securities	—	251,184	—	251,184
US Treasury Obligations	—	562,518	—	562,518
Warrants	—	76,995	—	76,995
Short-Term Securities	308,844	—	—	308,844
Total	$678,172	$120,333,236	$2,928,851	$123,940,259

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[4]
Assets:
Credit contracts	—	$85,945	—	$85,945
Foreign currency exchange contracts	—	628	—	628
Interest rate contracts	$13,878	71,007	—	84,885
Liabilities:
Credit contracts	—	—	$(202)	(202)
Foreign currency exchange contracts	—	(249,845)	—	(249,845)
Interest rate contracts	(18,984)	(48,245)	—	(67,229)
Total	$(5,106)	$(140,510)	$(202)	$(145,818)

[4]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	97

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets/Liabilities:
Balance, as of August 31, 2011	—	$38,005	$3,592,743	$95	$79,288	$60,209	$3,770,340
Accrued discounts/premiums	—	156	1,661	—	—	—	1,817
Net realized gain (loss)	—	13,618	1,185	182	93,280	—	108,265
Net change in unrealized appreciation/depreciation[1]	$1	(11,779)	867	(95)	(79,288)	(1)	(90,295)
Purchases	—	—	40,401	—	—	—	40,401
Sales	—	(40,000)	(140,133)	(182)	(93,280)	—	(273,595)
Transfers in2	1	—	—	—	—	—	1
Transfers out[2]	—	—	(567,875)	—	—	(60,208)	(628,083)
Balance, as of February 29, 2012	$2	—	$2,928,849	—	—	—	$2,928,851

[1]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held at February 29, 2012 was $(97,679).

[2]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the event.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of August 31, 2011	$(307)
Accrued discounts/premiums	1,210
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	105
Purchases	—
Issuance[4]	—
Sales	—
Settlements[5]	(1,210)
Transfers in6	—
Transfers out[6]	—
Balance, as of February 29, 2012	$(202)

[3]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on derivative financial instruments still held at February 29, 2012 was $105.

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[6]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

98	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Assets and Liabilities

February 29, 2012 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)*	BlackRock Corporate High Yield Fund VI, Inc. (HYT)*	BlackRock High Income Shares (HIS)
Assets
Investments at value — unaffiliated[1]	$544,625,751	$547,455,952	$569,198,757	$150,992,236
Investments at value — affiliated[2]	163,811	—	—	840,816
Foreign currency at value[3]	202,534	361,936	372,525	251,632
Cash	26,041	—	—	31
Cash pledged as collateral for financial futures contracts	—	860,000	917,000	183,000
Cash pledged as collateral for swaps	3,970,000	400,000	400,000	—
Investments sold receivable	82,971,474	12,788,012	13,161,040	3,742,722
TBA sale commitments receivable	9,811,934	—	—	—
Unrealized appreciation on swaps	923,927	643,176	662,856	—
Interest receivable	5,393,372	7,725,073	8,131,738	2,353,351
Swaps premiums paid	217,047	503,781	522,565	—
Swaps receivable	23,707	149,841	152,660	—
Principal paydown receivable	8,044	501,646	597,236	145,734
Unrealized appreciation on foreign currency exchange contracts	209,363	8,857	7,223	—
Margin variation receivable	—	62,650	66,850	13,300
Dividends receivable — unaffiliated	—	34,875	16,421	2,200
Prepaid expenses	29,118	62,834	8,943	10,360
Other assets	46,800	174,843	181,305	8,944
Total assets	648,622,923	571,733,476	594,397,119	158,544,326

Liabilities
Bank overdraft	—	466,920	245,533	—
Reverse repurchase agreements	157,136,074	—	—	—
Investments purchased payable	82,283,975	28,263,952	29,371,924	7,619,903
Loan payable	—	131,000,000	133,000,000	28,000,000
Cash held as collateral for reverse repurchase agreements	16,000	—	—	—
TBA sale commitments at value[4]	9,813,953	—	—	—
Unrealized depreciation on swaps	666,328	112,207	119,959	—
Options written at value[5]	3,990,457	25,013	25,955	7,250
Swaps payable	108,233	17,020	18,040	—
Swaps premiums received	534,442	364,860	385,790	—
Investment advisory fees payable	323,144	251,300	304,243	86,949
Margin variation payable	5,893	—	—	—
Interest expense payable	56,687	115,851	116,814	16,945
Unrealized depreciation on foreign currency exchange contracts	562,330	1,448,067	1,500,303	283,739
Income dividends payable	52,506	—	—	—
Officer’s and Trustees’ fees payable	68,991	86,695	85,279	11,440
Deferred income	—	117,194	123,177	36,081
Other accrued expenses payable	96,562	288,517	426,927	75,002
Other liabilities	329,546	—	—	—
Total liabilities	256,045,121	162,557,596	165,723,944	36,137,309
Net Assets	$392,577,802	$409,175,880	$428,673,175	$122,407,017
[1] Investments at cost — unaffiliated	$519,012,926	$534,151,821	$556,169,846	$148,680,124
[2] Investments at cost — affiliated	$163,811	—	—	$840,816
[3] Foreign currency at cost	$201,991	$359,267	$366,559	$249,559
[4] Proceeds from TBA sale commitments	$9,811,934	—	—	—
[5] Premiums received	$4,225,523	$123,355	$128,039	$36,987

*	Consolidated Statements of Assets and Liabilities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	99

Statements of Assets and Liabilities (concluded)

February 29, 2012 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)*	BlackRock Corporate High Yield Fund VI, Inc. (HYT)*	BlackRock High Income Shares (HIS)
Net Assets Consist of
Paid-in capital[6,7,8]	$378,671,939	$470,118,921	$505,552,795	$160,626,815
Undistributed net investment income	4,582,677	2,332,739	3,582,027	1,085,651
Accumulated net realized loss	(16,529,678)	(75,398,403)	(92,241,782)	(41,298,548)
Net unrealized appreciation/depreciation	25,852,864	12,122,623	11,780,135	1,993,099
Net Assets	$392,577,802	$409,175,880	$428,673,175	$122,407,017
Net asset value	$14.53	$12.41	$12.13	$2.24
[6] Par value per share	$0.001	$0.100	$0.100	—
[7] Shares outstanding	27,023,027	32,969,525	35,332,526	54,672,479
[8] Shares authorized	unlimited	200 million	200 million	unlimited

*	Consolidated Statements of Assets and Liabilities.

See Notes to Financial Statements.

100	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Assets and Liabilities

February 29, 2012 (Unaudited)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)
Assets
Investments at value — unaffiliated[1]	$58,692,832	$554,323,754	$852,598,733	$123,684,814
Investments at value — affiliated[2]	980,802	1,301,628	2,011,437	308,844
Foreign currency at value[3]	1,380	165,125	—	109,148
Cash	—	25,599	24,438	—
Cash pledged as collateral for financial futures contracts	—	763,000	2,640,000	44,660
Cash pledged as collateral for swaps	—	4,300,000	8,605,000	—
Cash pledged as collateral for reverse repurchase agreements	—	—	330,000	—
Investments sold receivable	1,783,021	80,618,255	10,583,505	2,984,062
TBA sale commitments receivable	—	10,884,848	15,827,469	—
Unrealized appreciation on swaps	191,926	998,643	41,918,659	103,553
Interest receivable	887,906	5,578,273	3,934,337	1,756,475
Swaps premiums paid	69,435	217,142	121,668	130,833
Swaps receivable	32,378	39,715	2,332,174	9,433
Principal paydown receivable	57,813	8,044	389,082	109,944
Margin variation receivable	—	44,549	848,928	2,211
Unrealized appreciation on foreign currency exchange contracts	407	208,280	—	628
Dividends receivable — unaffiliated	1,800	—	354	787
Prepaid expenses	1,901	16,136	16,667	2,615
Other assets	10,040	76,733	86,901	7,921
Total assets	62,711,641	659,569,724	942,269,352	129,255,928

Liabilities
Reverse repurchase agreements	—	165,978,892	163,691,551	—
Investments purchased payable	4,136,637	84,795,017	186,255,698	3,443,143
Loan payable	12,000,000	—	—	25,000,000
Cash held as collateral for swaps	—	—	600,000	—
TBA sale commitments at value[4]	—	10,886,484	15,842,735	—
Unrealized depreciation on swaps	6,107	628,935	40,570,424	202
Options written at value[5]	—	4,001,417	1,929,347	48,245
Borrowed bonds at value[6]	—	—	18,449,439	—
Swaps payable	3,020	106,812	3,282,710	9,242
Swaps premiums received	200,348	526,162	1,280,951	14,970
Investment advisory fees payable	37,786	184,371	262,070	71,814
Interest expense payable	1,365	68,030	164,769	14,498
Unrealized depreciation on foreign currency exchange contracts	15,017	478,240	—	249,845
Income dividends payable	—	54,023	119,015	10,342
Officer’s and Trustees’ fees payable	11,389	78,752	89,237	10,347
Deferred income	13,158	—	—	29,038
Administration fees payable	4,200	30,732	60,533	—
Other accrued expenses payable	43,065	150,429	259,034	76,201
Other liabilities	—	1,169,558	—	—
Total liabilities	16,472,092	269,137,854	432,857,513	28,977,887
Net Assets	$46,239,549	$390,431,870	$509,411,839	$100,278,041
[1] Investments at cost — unaffiliated	$56,182,235	$527,552,459	$825,771,509	$116,727,432
[2] Investments at cost — affiliated	$980,802	$1,301,628	$2,011,437	$308,844
[3] Foreign currency at cost	$1,366	$164,678	—	$108,522
[4] Proceeds from TBA sale commitments	—	$10,884,848	$15,827,469	—
[3] Premiums received	—	$4,237,733	$706,515	$50,160
[6] Proceeds from borrowed bonds — cost	—	—	$17,950,636	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	101

Statements of Assets and Liabilities (concluded)

February 29, 2012 (Unaudited)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)
Net Assets Consist of
Paid-in capital[7,8,9]	$58,521,452	$402,924,496	$478,542,248	$98,450,652
Cost of shares held in treasury[10]	—	(17,377,850)	—	—
Undistributed net investment income (loss) (distributions in excess of net investment income)	(147,925)	4,964,408	(1,761,219)	284,229
Undistributed net realized gain (accumulated net realized loss)	(14,816,607)	(27,327,848)	3,451,205	(5,267,473)
Net unrealized appreciation/depreciation	2,682,629	27,248,664	29,179,605	6,810,633
Net Assets	$46,239,549	$390,431,870	$509,411,839	$100,278,041
Net asset value	$7.19	$11.33	$7.97	$14.21
[7] Par value per share	$0.001	$0.01	$0.01	$0.001
[8] Shares outstanding	6,428,284	34,456,370	63,942,535	7,058,401
[9] Shares authorized	unlimited	200 million	200 million	unlimited
[10] Shares held in treasury	—	1,757,400	—	—

See Notes to Financial Statements.

102	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Operations

Six Months Ended February 29, 2012 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)[2]	BlackRock Corporate High Yield Fund VI, Inc. (HYT)[2]	BlackRock High Income Shares (HIS)
Investment Income
Interest	$13,703,692	$19,386,469	$20,295,721	$6,146,421
Dividends — unaffiliated	32,453	524,118	513,382	105,885
Foreign taxes withheld	(4,423)	(25,446)	(28,211)	(463)
Dividends — affiliated	4,189	3,734	3,961	655
Total income	13,735,911	19,888,875	20,784,853	6,252,498

Expenses
Investment advisory	1,377,788	1,507,361	1,829,155	536,502
Borrowing costs[1]	—	157,545	287,672	56,223
Professional	61,506	92,801	107,880	37,350
Custodian	84,539	31,284	38,767	12,869
Printing	44,981	27,549	36,586	19,138
Accounting services	46,694	48,150	75,325	26,984
Officer and Trustees	20,142	26,455	24,718	5,941
Transfer agent	6,335	28,707	35,950	16,316
Registration	4,648	5,320	7,053	8,078
Miscellaneous	31,206	59,789	51,955	7,914
Total expenses excluding interest expense	1,677,839	1,984,961	2,495,061	727,315
Interest expense	98,065	575,503	579,463	123,291
Total expenses	1,775,904	2,560,464	3,074,524	850,606
Less fees waived by advisor	(1,242)	(251)	(280)	(182)
Total expenses after fees waived	1,774,662	2,560,213	3,074,244	850,424
Net investment income	11,961,249	17,328,662	17,710,609	5,402,074

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	5,700,028	(7,422,842)	(7,951,066)	(2,101,711)
Financial futures contracts	(488,853)	(3,965,704)	(4,093,471)	(355,406)
Foreign currency transactions	1,291,618	4,242,701	3,686,985	794,255
Options written	(1,299,200)	1,037,615	1,115,059	66,268
Swaps	2,373,733	(235,126)	(260,392)	—
Borrowed bonds	198,493	—	—	—
	7,775,819	(6,343,356)	(7,502,885)	(1,596,594)
Net change in unrealized appreciation/depreciation on:
Investments	11,315,471	28,176,913	29,114,890	6,127,192
Financial futures contracts	570,814	1,980,740	1,905,233	119,132
Foreign currency transactions	(352,626)	(1,250,641)	(1,340,227)	(247,672)
Options written	2,754,706	528,155	536,217	29,737
Swaps	(2,879,831)	562,508	572,710	—
	11,408,534	29,997,675	30,788,823	6,028,389
Total realized and unrealized gain	19,184,353	23,654,319	23,285,938	4,431,795
Net Increase in Net Assets Resulting from Operations	$31,145,602	$40,982,981	$40,996,547	$9,833,869

[1]	See Note 6 of the Notes to Financial Statements for details of short-term borrowings.

[2]	Consolidated Statement of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	103

Statements of Operations

Six Months Ended February 29, 2012 (Unaudited)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)
Investment Income
Interest	$1,968,090	$13,178,562	$15,589,898	$4,225,515
Dividends — unaffiliated	32,622	34,719	—	50,374
Foreign taxes withheld	—	(955)	—	(112)
Dividends — affiliated	573	5,866	7,075	533
Total income	2,001,285	13,218,192	15,596,973	4,276,310

Expenses
Investment advisory	220,473	1,133,724	1,652,248	439,324
Administration	24,497	188,954	381,288	—
Borrowing costs[1]	9,465	—	—	35,741
Professional	31,231	53,963	74,846	36,129
Custodian	8,735	53,624	—	7,466
Printing	8,281	34,525	46,782	13,047
Accounting services	16,711	61,105	49,643	29,124
Officer and Trustees	2,313	17,963	39,765	5,766
Transfer agent	7,595	10,914	66,142	7,466
Registration	4,712	5,571	12,543	3,702
Miscellaneous	3,446	23,164	35,126	9,776
Total expenses excluding interest expense	337,459	1,583,507	2,358,383	587,541
Interest expense	26,738	95,802	198,057	106,339
Total expenses	364,197	1,679,309	2,556,440	693,880
Less fees waived by advisor	(127)	(1,573)	(2,449)	(133)
Total expenses after fees waived	364,070	1,677,736	2,553,991	693,747
Net investment income	1,637,215	11,540,456	13,042,982	3,582,563

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(191,639)	4,792,702	6,541,724	(313,281)
Financial futures contracts	—	(397,053)	(5,092,718)	(57,843)
Foreign currency transactions	(2,883)	935,520	—	650,049
Option written	—	(629,788)	894,514	—
Swaps	216,101	1,847,870	249,984	135,757
Borrowed bonds	—	158,605	325,151	—
	21,579	6,707,856	2,918,655	414,682
Net change in unrealized appreciation/depreciation on:
Investments	2,578,080	11,882,444	1,336,078	5,410,302
Financial futures contracts	—	393,611	(31,774)	(11,359)
Foreign currency transactions	(13,787)	(250,064)	—	(220,117)
Option written	—	2,577,109	(396,979)	1,915
Swaps	44,601	(2,706,648)	(1,292,938)	46,113
Borrowed bonds	—	—	(25,860)	—
Interest rate floors	—	—	(132,104)	—
	2,608,894	11,896,452	(543,577)	5,226,854
Total realized and unrealized gain	2,630,473	18,604,308	2,375,078	5,641,536
Net Increase in Net Assets Resulting from Operations	$4,267,688	$30,144,764	$15,418,060	$9,224,099

[1]	See Note 6 of the Notes to Financial Statements for details of short-term borrowings.

See Notes to Financial Statements.

104	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Changes in Net Assets

	BlackRock Core Bond Trust (BHK)		BlackRock Corporate High Yield Fund V, Inc. (HYV)
Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)[1]	Year Ended August 31, 2011
Operations
Net investment income	$11,961,249	$22,314,162	$17,328,662	$35,857,110
Net realized gain (loss)	7,775,819	(647,293)	(6,343,356)	14,918,241
Net change in unrealized appreciation/depreciation	11,408,534	(9,184,462)	29,997,675	(12,682,377)
Net increase in net assets resulting from operations	31,145,602	12,482,407	40,982,981	38,092,974

Dividends to Shareholders From
Net investment income	(10,863,257)	(23,726,515)	(17,793,402)	(35,008,792)

Capital Share Transactions
Reinvestment of dividends	—	—	298,872	—

Net Assets
Total increase (decrease) in net assets	20,282,345	(11,244,108)	23,488,451	3,084,182
Beginning of period	372,295,457	383,539,565	385,687,429	382,603,247
End of period	$392,577,802	$372,295,457	$409,175,880	$385,687,429
Undistributed net investment income	$4,582,677	$3,484,685	$2,332,739	$2,797,479

	BlackRock Corporate High Yield Fund VI, Inc. (HYT)		BlackRock High Income Shares (HIS)
Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2012 (Unaudited)[1]	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$17,710,609	$37,473,827	$5,402,074	$10,833,774
Net realized gain (loss)	(7,502,885)	14,913,681	(1,596,594)	2,844,466
Net change in unrealized appreciation/depreciation	30,788,823	(13,209,144)	6,028,389	(3,103,981)
Net increase in net assets resulting from operations	40,996,547	39,178,364	9,833,869	10,574,259

Dividends to Shareholders From
Net investment income	(18,464,091)	(35,241,068)	(6,347,498)	(11,407,404)

Capital Share Transactions
Reinvestment of dividends	443,613	—	112,100	—

Net Assets
Total increase (decrease) in net assets	22,976,069	3,937,296	3,598,471	(833,145)
Beginning of period	405,697,106	401,759,810	118,808,546	119,641,691
End of period	$428,673,175	$405,697,106	$122,407,017	$118,808,546
Undistributed net investment income	$3,582,027	$4,335,509	$1,085,651	$2,031,075

[1]	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	105

Statements of Changes in Net Assets

	BlackRock High Yield Trust (BHY)		BlackRock Corporate Income Opportunity Trust (BNA)
Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$1,637,215	$3,268,780	$11,540,456	$21,766,357
Net realized gain (loss)	21,579	(862,713)	6,707,856	2,874,735
Net change in unrealized appreciation/depreciation	2,608,894	1,613,207	11,896,452	(12,557,938)
Net increase in net assets resulting from operations	4,267,688	4,019,274	30,144,764	12,083,154

Dividends and Distributions to Shareholders From
Net investment income	(1,677,622)	(3,278,764)	(10,888,214)	(22,287,310)
Tax return of capital	—	(76,404)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(1,677,622)	(3,355,168)	(10,888,214)	(22,287,310)

Capital Share Transactions
Reinvestment of dividends	5,245	—	—	—

Net Assets
Total increase (decrease) in net assets	2,595,311	664,106	19,256,550	(10,204,156)
Beginning of period	43,644,238	42,980,132	371,175,320	381,379,476
End of period	$46,239,549	$43,644,238	$390,431,870	$371,175,320
Undistributed (distribution in excess of) net investment income	$(147,925)	$(107,518)	$4,964,408	$4,312,166

	BlackRock Income Trust, Inc. (BKT)		BlackRock Strategic Bond Trust (BHD)
Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$13,042,982	$22,089,670	$3,582,563	$7,484,893
Net realized gain (loss)	2,918,655	(866,088)	414,682	1,355,512
Net change in unrealized appreciation/depreciation	(543,577)	13,053,505	5,226,854	(1,662,468)
Net increase in net assets resulting from operations	15,418,060	34,277,087	9,224,099	7,177,937

Dividends to Shareholders From
Net investment income	(14,770,728)	(21,772,433)	(4,072,697)	(7,845,469)

Net Assets
Total increase (decrease) in net assets	647,332	12,504,654	5,151,402	(667,532)
Beginning of period	508,764,507	496,259,853	95,126,639	95,794,171
End of period	$509,411,839	$508,764,507	$100,278,041	$95,126,639
Undistributed (distribution in excess of) net investment income	$(1,761,219)	$(33,473)	$284,229	$774,363

See Notes to Financial Statements.

106	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Cash Flows

Six Months Ended February 29, 2012 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)[1]	BlackRock Corporate High Yield Fund VI, Inc. (HYT)[1]	BlackRock High Income Shares (HIS)
Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$31,145,602	$40,982,981	$40,996,547	$9,833,869
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Decrease in interest receivable	220,744	535,877	604,542	154,258
Decrease in swaps receivable	506,613	27,721	24,538	—
Increase in other assets	(3,053)	(88,889)	(91,377)	(548)
(Increase) decrease in prepaid expenses	(7,050)	—	56,225	15,014
Decrease in commitment fees receivable	3,731	—	—	—
Decrease in dividends receivable — unaffiliated	10,384	1,220	847	6,506
Increase in margin variation receivable	—	(62,650)	(66,850)	(13,300)
Decrease in dividends receivable — affiliated	266	392	382	72
Decrease in cash pledged as collateral for financial futures contracts	765,000	2,165,000	2,093,000	403,000
Decrease in cash pledged as collateral in connection with options written	—	906,360	952,770	—
Increase in cash pledged as collateral for swaps	(1,970,000)	(400,000)	(400,000)	—
Increase in deferred income	—	95,256	100,158	29,350
Increase (decrease) in investment advisory fees payable	76,862	(12,599)	(16,341)	(7,033)
Decrease in interest expense payable	(52,151)	(9,851)	(9,737)	(27,998)
Decrease in other liabilities	237,774	—	—	—
Increase (decrease) in other accrued expenses payable	(161,197)	(12,858)	133,706	(70,831)
Decrease in margin variation payable	(199,470)	(261,673)	(356,378)	(50,368)
Decrease in swaps payable	(5,052)	(487,229)	(479,851)	—
Increase (decrease) in Officer’s and Trustees’ fees payable	22,408	(91,058)	14,419	557
Decrease in cash held as collateral for swaps	(700,000)	—	—	—
Decrease in cash held as collateral for reverse repurchase agreements	(1,779,000)	—	—	—
Net periodic and termination payments of swaps	532,656	522,466	552,734	—
Net realized and unrealized gain on investments	(15,677,801)	(21,604,329)	(22,023,004)	(3,842,088)
Amortization of premium and accretion of discount on investments	(1,466,113)	21,333	(44,928)	(298,485)
Premiums received from options written	7,433,443	1,103,619	1,211,749	164,410
Proceeds from sales of long-term investments	964,225,749	133,773,077	140,473,378	40,639,408
Purchases of long-term investments	(986,486,045)	(142,140,574)	(148,638,714)	(39,365,626)
Proceeds from borrowed bond transactions	35,247,804	—	—	—
Payments for borrowed bond transactions	(20,160,584)	—	—	—
Net proceeds from sales (purchases) of short-term securities	4,547,876	1,171,689	941,235	(18,364)
Premiums paid on closing options written	(9,071,630)	(904,284)	(1,017,357)	(61,155)
Cash provided by operating activities	7,237,766	15,230,997	15,011,693	7,490,648

Cash Used for Financing Activities
Cash receipts from borrowings	261,483,199	52,000,000	59,000,000	13,000,000
Cash payments on borrowings	(257,960,074)	(50,000,000)	(56,000,000)	(14,000,000)
Cash dividends paid	(10,861,837)	(17,568,915)	(18,115,490)	(6,261,344)
Decrease in bank overdraft	—	466,920	245,533	—
Cash used for financing activities	(7,338,712)	(15,101,995)	(14,869,957)	(7,261,344)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(262)	2,462	6,441	1,885

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency	(101,208)	131,464	148,177	231,189
Cash and foreign currency at beginning of period	329,783	230,472	224,348	20,474
Cash and foreign currency at end of period	$228,575	$361,936	$372,525	$251,663

Cash Flow Information
Cash paid during the period for interest	$150,216	$585,354	$589,200	$151,289

Noncash Financing Activities
Capital shares issued in reinvestments of dividends	—	$298,872	$443,613	$112,100

[1]	Consolidated Statement of Cash Flows.

A Statement of Cash Flows is presented when a Trust had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	107

Statements of Cash Flows

Six Months Ended February 29, 2012 (Unaudited)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)
Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations	$4,267,688	$30,144,764	$15,418,060	$9,224,099
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
(Increase) decrease in interest receivable	(70,677)	280,944	82,014	59,606
(Increase) decrease in swaps receivable	226,581	541,534	(48,555)	(1,254)
Increase in other assets	(750)	(9,877)	(5,025)	(473)
Decrease in prepaid expenses	6,969	6,301	9,255	17,190
(Increase) decrease in dividends receivable — unaffiliated	678	—	336	(787)
Increase in margin variation receivable	—	(44,549)	(190,670)	(2,211)
Decrease in dividends receivable — affiliated	73	564	—	58
Increase in cash held as collateral for financial futures contracts	—	—	—	(21,000)
(Increase) decrease in cash pledged as collateral for financial futures contracts	—	(418,000)	705,000	—
Increase in cash pledged as collateral in connection with reverse
repurchase agreements	—	—	(330,000)	—
Increase in cash pledged as collateral for swaps	—	(1,200,000)	(1,760,000)	—
Increase in deferred income	13,158	—	—	29,038
Decrease in cash held as collateral for swaps	—	—	600,000	—
Increase (decrease) in investment advisory fees payable	18,899	55,707	108,161	(3,573)
Decrease in interest expense payable	(4,335)	(45,887)	(7,279)	(1,494)
Decrease in other affiliates payable	—	—	—	(2,056)
Increase in other liabilities	—	1,169,558	—	—
Decrease in administration fees payable	(17,197)	(62,081)	(130,466)	—
Decrease in other accrued expenses payable	(56,243)	(379,763)	(104,691)	(80,137)
Decrease in margin variation payable	—	(201,161)	—	(6,188)
Increase (decrease) in swaps payable	992	(36,683)	28,358	(2,548)
Increase in Officer’s and Trustees’ fees payable	920	6,505	5,096	2,105
Net periodic and termination payments of swaps	(66,568)	279,384	(74,894)	(24,363)
Net realized and unrealized gain on investments	(2,415,100)	(16,694,138)	(7,244,561)	(4,903,679)
Amortization of premium and accretion of discount on investments	4,010	(178,613)	3,829,752	1,629
Premiums received from options written	—	7,448,324	612,468	50,160
Proceeds from sales of long-term investments	12,364,219	955,015,224	1,860,412,652	27,579,825
Purchases of long-term investments	(18,038,274)	(987,783,135)	(1,791,501,250)	(29,329,396)
Proceeds from borrowed bond transactions	—	48,407,777	38,969,154	—
Payments for borrowed bond transactions	—	(30,839,360)	(25,849,756)	—
Net proceeds from sales (purchases) of short-term securities	(559,457)	2,404,665	(8,589,512)	582,875
Premiums paid on closing options written	—	(7,985,925)	(254,183)	—
Cash provided by (used for) operating activities	(4,324,414)	(117,921)	84,689,464	3,167,426

Cash Provided by (Used for) Financing Activities
Cash receipts from borrowings	8,000,000	270,683,969	335,305,511	9,000,000
Cash payments on borrowings	(2,000,000)	(259,588,369)	(405,290,368)	(8,000,000)
Cash dividends paid	(1,674,220)	(10,885,602)	(14,739,949)	(4,072,822)
Decrease in bank overdraft	—	(3,771)	—	—
Cash provided by (used for) financing activities	4,325,780	206,227	(84,724,806)	(3,072,822)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	14	(2,021)	—	603

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency	1,380	86,285	(35,342)	95,207
Cash and foreign currency at beginning of period	—	104,439	59,780	13,941
Cash and foreign currency at end of period	$1,380	$190,724	$24,438	$109,148

Cash Flow Information
Cash paid during the period for interest	$31,073	$141,689	$205,336	$1,494

Noncash Financing Activities
Capital shares issued in reinvestments of dividends	$5,245	—	—	—

A Statement of Cash Flows is presented when a Trust had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

108	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock Core Bond Trust (BHK)

	Six Months Ended February 29, 2012 (Unaudited)				Period November 1, 2007 to August 31, 2008

		Year Ended August 31,				Year Ended October 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.78	$14.19	$12.56	$12.81	$13.63	$13.82	$14.27
Net investment income	0.44 [1]	0.83 [1]	0.87 [1]	0.80 [1]	0.50 [1]	0.74	0.66
Net realized and unrealized gain (loss)	0.71	(0.36)	1.76	(0.28)	(0.69)	(0.13)	0.11
Net increase (decrease) from investment operations	1.15	0.47	2.63	0.52	(0.19)	0.61	0.77
Dividends and distributions from:
Net investment income	(0.40)	(0.88)	(1.00)	(0.77)	(0.61)	(0.61)	(0.93)
Net realized gain	—	—	—	—	—	—	(0.29)
Tax return of capital	—	—	—	—	(0.02)	(0.19)	—
Total dividends and distributions	(0.40)	(0.88)	(1.00)	(0.77)	(0.63)	(0.80)	(1.22)
Net asset value, end of period	$14.53	$13.78	$14.19	$12.56	$12.81	$13.63	$13.82
Market price, end of period	$14.19	$12.69	$13.92	$11.98	$11.51	$12.23	$12.86

Total Investment Return[2]
Based on net asset value	8.63%[3]	4.02%	22.44%	5.28%	(1.00)%[3]	5.04%	6.20%
Based on market price	15.20%[3]	(2.35)%	25.93%	11.76%	(0.87)%[3]	1.29%	3.07%

Ratios to Average Net Assets
Total expenses	0.93%[4]	1.02%	1.18%	1.06%	2.29%[4]	1.60%	1.08%
Total expenses after fees waived and paid indirectly	0.93%[4]	1.02%	1.18%	1.06%	2.29%[4]	1.60%	1.08%
Total expenses after fees waived and paid indirectly and excluding interest expense	0.88%[4]	0.93%	0.95%	0.83%	0.89%[4]	0.78%	0.77%
Net investment income	6.30%[4]	6.05%	6.62%	7.09%	4.55%[4]	5.36%	4.78%

Supplemental Data
Net assets, end of period (000)	$392,578	$372,295	$383,540	$339,524	$346,177	$368,335	$373,518
Borrowings outstanding, end of period (000)	$157,136	$152,301	$168,938	$74,572	$107,690	$103,354	$3,911
Average borrowings outstanding, during the period (000)	$123,070	$151,080	$162,760	$73,467	$134,784	$44,786	$25,340
Portfolio turnover	188%[5]	824%[6]	641%[7]	315%[8]	598%[9]	122%	88%
Asset coverage, end of period per $1,000	$3,498	$3,444	$3,270	$5,553	$4,215	$4,564	$96,502

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 139%.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 544%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 534%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 184%.

[9]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 337%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	109

Financial Highlights	BlackRock Corporate High Yield Fund V, Inc. (HYV)

	Six Months Ended February 29, 2012 (Unaudited)[1]

		Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.71	$11.61	$9.71	$11.94	$13.83	$14.10
Net investment income[2]	0.53	1.09	1.06	1.07	1.18	1.20
Net realized and unrealized gain (loss)	0.71	0.07	1.86	(2.10)	(1.85)	(0.33)
Net increase (decrease) from investment operations	1.24	1.16	2.92	(1.03)	(0.67)	0.87
Dividends and distributions from:
Net investment income	(0.54)	(1.06)	(1.02)	(1.20)	(1.17)	(1.14)
Net realized gain	—	—	—	—	(0.05)	—
Total dividends and distributions	(0.54)	(1.06)	(1.02)	(1.20)	(1.22)	(1.14)
Net asset value, end of period	$12.41	$11.71	$11.61	$9.71	$11.94	$13.83
Market price, end of period	$12.88	$11.55	$11.40	$9.32	$10.15	$12.24

Total Investment Return[3]
Based on net asset value	11.05%[4]	10.29%	31.40%	(3.83)%	(3.99)%	6.76%
Based on market price	16.85%[4]	10.79%	34.42%	8.59%	(7.78)%	4.00%

Ratios to Average Net Assets
Total expenses	1.34%[5]	1.34%	1.26%	1.84%	2.11%	3.20%
Total expenses after fees waived and paid indirectly	1.34%[5]	1.34%	1.26%	1.84%	2.11%	3.20%
Total expenses after fees waived and paid indirectly and excluding interest expense	1.04%[5]	1.02%	0.99%	1.16%	0.97%	0.99%
Net investment income	9.06%[5]	8.82%	9.52%	13.00%	9.16%	8.23%

Supplemental Data
Net assets, end of period (000)	$409,176	$385,687	$382,603	$320,045	$393,389	$455,710
Borrowings outstanding, end of period (000)	$131,000	$129,000	$92,000	$54,000	$94,700	$127,700
Average borrowings outstanding, during the period (000)	$120,489	$119,652	$79,427	$65,403	$106,140	$188,373
Portfolio turnover	29%	87%	90%	65%	46%	51%
Asset coverage, end of period per $1,000	$4,123	$3,990	$5,159	$6,927	$5,154	$4,569

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

110	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

	Six Months Ended February 29, 2012 (Unaudited)[1]

		Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.49	$11.38	$9.68	$11.89	$13.81	$14.12
Net investment income[2]	0.50	1.06	1.05	1.05	1.16	1.18
Net realized and unrealized gain (loss)	0.66	0.05	1.67	(2.07)	(1.87)	(0.39)
Net increase (decrease) from investment operations	1.16	1.11	2.72	(1.02)	(0.71)	0.79
Dividends and distributions from:
Net investment income	(0.52)	(1.00)	(1.02)	(1.19)	(1.21)	(1.10)
Net realized gain	—	—	—	—	—	—
Total dividends and distributions	(0.52)	(1.00)	(1.02)	(1.19)	(1.21)	(1.10)
Net asset value, end of period	$12.13	$11.49	$11.38	$9.68	$11.89	$13.81
Market price, end of period	$12.44	$11.21	$11.19	$9.47	$10.14	$12.15

Total Investment Return[3]
Based on net asset value	10.55%[4]	9.95%	29.26%	(4.03)%	(4.30)%	6.29%
Based on market price	16.21%[4]	9.09%	29.92%	10.09%	(7.24)%	5.80%

Ratios to Average Net Assets
Total expenses	1.53%[5]	1.41%	1.34%	2.01%	2.24%	3.35%
Total expenses after fees waived and paid indirectly	1.53%[5]	1.41%	1.34%	2.01%	2.24%	3.35%
Total expenses after fees waived and paid indirectly and excluding interest expense	1.24%[5]	1.12%	1.09%	1.28%	1.10%	1.12%
Net investment income	8.81%[5]	8.80%	9.52%	12.82%	9.02%	8.03%

Supplemental Data
Net assets, end of period (000)	$428,673	$405,697	$401,760	$341,415	$419,502	$487,251
Borrowings outstanding, end of period (000)	$133,000	$130,000	$89,000	$58,000	$110,900	$135,900
Average borrowings outstanding, during the period (000)	$121,319	$115,512	$76,356	$73,784	$113,996	$202,705
Portfolio turnover	29%	87%	85%	60%	45%	51%
Asset coverage, end of period per $1,000	$4,223	$4,121	$5,514	$6,886	$4,783	$4,585

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	111

Financial Highlights	BlackRock High Income Shares (HIS)

	Six Months Ended February 29, 2012 (Unaudited)				Period January 1, 2008 to August 31, 2008

		Year Ended August 31,				Year Ended December 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$2.18	$2.19	$1.85	$2.23	$2.47	$2.68	$2.61
Net investment income	0.09 [1]	0.20 [1]	0.20 [1]	0.19 [1]	0.15 [1]	0.24	0.22
Net realized and unrealized gain (loss)	0.09	—	0.31	(0.36)	(0.26)	(0.21)	0.08
Net increase (decrease) from investment operations	0.18	0.20	0.51	(0.17)	(0.11)	0.03	0.30
Dividends from net investment income	(0.12)	(0.21)	(0.17)	(0.21)	(0.13)	(0.24)	(0.23)
Net asset value, end of period	$2.24	$2.18	$2.19	$1.85	$2.23	$2.47	$2.68
Market price, end of period	$2.32	$2.10	$2.09	$1.68	$1.88	$2.14	$2.55

Total Investment Return[2]
Based on net asset value	8.54%[3]	9.56%	28.95%	(3.01)%	(4.00)%[3]	1.58%	12.32%
Based on market price	16.70%[3]	10.59%	35.52%	4.47%	(6.59)%[3]	(7.51)%	19.70%

Ratios to Average Net Assets
Total expenses	1.45%[4]	1.49%	1.49%	2.01%	1.98%[4]	3.56%	3.78%
Total expenses after fees waived and paid indirectly	1.45%[4]	1.49%	1.49%	2.01%	1.98%[4]	3.55%	3.77%
Total expenses after fees waived and paid indirectly and excluding interest expense	1.24%[4]	1.25%	1.27%	1.41%	1.05%[4]	1.27%	1.34%
Net investment income	9.20%[4]	8.66%	9.34%	12.06%	9.52%[4]	8.89%	8.42%

Supplemental Data
Net assets, end of period (000)	$122,407	$118,809	$119,642	$100,921	$121,808	$135,098	$146,538
Borrowings outstanding, end of period (000)	$28,000	$29,000	$25,000	$18,000	$27,000	$46,000	$62,000
Average borrowings outstanding, during the period (000)	$25,830	$26,729	$21,027	$21,220	$27,069	$55,868	$62,838
Portfolio turnover	30%	90%	85%	55%	25%	69%	83%
Asset coverage, end of period per $1,000	$5,372	$5,097	$5,786	$6,607	$5,512	$3,937	$3,364

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

112	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock High Yield Trust (BHY)

	Six Months Ended February 29, 2012 (Unaudited)				Period November 1, 2007 to August 31, 2008

						Year Ended October 31,
		Year Ended August 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$6.79	$6.69	$5.78	$6.84	$7.91	$7.85	$7.48
Net investment income	0.25 [1]	0.51 [1]	0.51 [1]	0.51 [1]	0.50 [1]	0.63	0.66
Net realized and unrealized gain (loss)	0.41	0.11	0.92	(1.00)	(1.06)	0.04	0.36
Net increase (decrease) from investment operations	0.66	0.62	1.43	(0.49)	(0.56)	0.67	1.02
Dividends and distributions from:
Net investment income	(0.26)	(0.51)	(0.50)	(0.55)	(0.51)	(0.61)	(0.65)
Tax return of capital	—	(0.01)	(0.02)	(0.02)	—	—	—
Total dividends and distributions	(0.26)	(0.52)	(0.52)	(0.57)	(0.51)	(0.61)	(0.65)
Net asset value, end of period	$7.19	$6.79	$6.69	$5.78	$6.84	$7.91	$7.85
Market price, end of period	$7.21	$6.60	$6.44	$5.84	$5.96	$6.92	$7.77

Total Investment Return[2]
Based on net asset value	10.07%[3]	9.66%	25.70%	(5.30)%	(6.47)%[3]	9.03%	14.25%
Based on market price	13.56%[3]	10.73%	19.76%	9.81%	(6.85)%[3]	(3.63)%	14.93%

Ratios to Average Net Assets
Total expenses	1.68%[4]	2.04%	2.10%	2.61%	2.61%[4]	4.16%	4.50%
Total expenses after fees waived and paid indirectly	1.68%[4]	2.04%	2.10%	2.61%	2.61%[4]	4.14%	4.49%

Total expenses after fees waived and paid indirectly and excluding interest expense	1.55%[4]	1.85%	1.91%	2.16%	1.77%[4]	2.10%	2.19%
Net investment income	7.53%[4]	7.18%	7.89%	10.22%	8.34%[4]	7.84%	8.74%

Supplemental Data
Net assets end of period (000)	$46,240	$43,644	$42,980	$37,137	$43,897	$50,782	$50,385
Borrowings outstanding, end of period (000)	$12,000	$6,000	$8,000	$4,000	$6,250	$9,250	$20,250
Average borrowings outstanding, during the period (000)	$5,599	$7,427	$6,427	$5,223	$7,443	$17,710	$20,621
Portfolio turnover	28%	81%	80%	54%	34%	69%	85%
Asset coverage, end of period per $1,000	$4,853	$8,274	$6,373	$10,284	$8,023	$6,490	$3,488

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	113

Financial Highlights	BlackRock Income Opportunity Trust, Inc. (BNA)

	Six Months Ended February 29, 2012 (Unaudited)				Period November 1, 2007 to August 31, 2008

						Year Ended October 31,
		Year Ended August 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.77	$11.07	$10.02	$10.35	$11.02	$11.17	$11.56
Net investment income	0.33 [1]	0.63 [1]	0.59 [1]	0.59 [1]	0.53 [1]	0.62	0.57
Net realized and unrealized gain (loss)	0.55	(0.28)	1.25	(0.31)	(0.69)	(0.11)	0.01
Net increase (decrease) from investment operations	0.88	0.35	1.84	0.28	(0.16)	0.51	0.58
Dividends and distributions from:
Net investment income	(0.32)	(0.65)	(0.79)	(0.61)	(0.51)	(0.61)	(0.65)
Net realized gain	—	—	—	—	—	—	(0.26)
Tax return of capital	—	—	—	—	—	(0.05)	(0.06)
Total dividends and distributions	(0.32)	(0.65)	(0.79)	(0.61)	(0.51)	(0.66)	(0.97)
Net asset value, end of period	$11.33	$10.77	$11.07	$10.02	$10.35	$11.02	$11.17
Market price, end of period	$10.78	$9.85	$10.56	$9.65	$9.82	$10.19	$10.58

Total Investment Return[2]
Based on net asset value	8.48%[3]	3.91%	19.83%	3.90%	(1.07)%[3]	5.11%	5.76%
Based on market price	12.86%[3]	(0.37)%	18.69%	5.46%	1.51%[3]	2.62%	6.27%

Ratios to Average Net Assets
Total expenses	0.89%[4]	0.95%	1.09%	0.95%	2.25%[4]	2.01%	1.61%
Total expenses after fees waived and paid indirectly	0.89%[4]	0.95%	1.09%	0.95%	2.25%[4]	2.00%	1.61%
Total expenses after fees waived and paid indirectly and excluding interest expense	0.84%[4]	0.85%	0.86%	0.85%	0.83%[4]	0.87%	0.89%
Net investment income	6.11%[4]	5.94%	5.81%	6.45%	5.89%[4]	5.68%	5.11%

Supplemental Data
Net assets end of period (000)	$390,432	$371,175	$381,379	$345,101	$356,456	$379,605	$384,850
Borrowings outstanding, end of period (000)	$165,979	$154,883	$157,776	$77,474	$100,740	$105,262	$34,326
Average borrowings outstanding, during the period (000)	$131,122	$148,617	$151,700	$49,573	$131,462	$68,241	$59,691
Portfolio turnover	186%[5]	774%[6]	720%[7]	270%[8]	44%[9]	196%	131%
Asset coverage, end of period per $1,000	$3,352	$3,396	$3,417	$5,454	$4,538	$4,606	$12,212

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 136%.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 492%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 608%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 165%.

[9]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 168%.

See Notes to Financial Statements.

114	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock Income Trust, Inc. (BKT)

	Six Months Ended February 29, 2012 (Unaudited)				Period November 1, 2007 to August 31, 2008

						Year Ended October 31,
		Year Ended August 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$7.96	$7.76	$7.12	$6.94	$6.53	$6.48	$6.54
Net investment income	0.20 [1]	0.35 [1]	0.20 [1]	0.28 [1]	0.26 [1]	0.30	0.32
Net realized and unrealized gain	0.04	0.19	0.73	0.19	0.40	0.12	0.05
Net increase (decrease) from investment operations	0.24	0.54	0.93	0.47	0.66	0.42	0.37
Dividends and distributions from:
Net investment income	(0.23)	(0.34)	(0.26)	(0.29)	(0.25)	(0.29)	(0.34)
Net realized gain	—	—	(0.03)	—	—	—	—
Tax return of capital	—	—	—	—	—	(0.08)	(0.09)
Total dividends and distributions	(0.23)	(0.34)	(0.29)	(0.29)	(0.25)	(0.37)	(0.43)
Net asset value, end of period	$7.97	$7.96	$7.76	$7.12	$6.94	$6.53	$6.48
Market price, end of period	$7.55	$7.18	$6.95	$6.53	$6.07	$5.81	$6.07

Total Investment Return[2]
Based on net asset value	3.29%[3]	7.70%	13.86%	7.64%	10.82%[3]	7.06%	6.06%
Based on market price	8.48%[3]	8.47%	11.19%	12.87%	8.94%[3]	1.69%	10.18%

Ratios to Average Net Assets
Total expenses	1.01%[4]	1.06%	1.05%	1.09%	1.63%[4]	2.77%	2.85%
Total expenses after fees waived and before fees paid indirectly	1.01%[4]	1.05%	1.02%	1.08%	1.63%[4]	2.77%	2.85%
Total expenses after fees waived and paid indirectly	1.01%[4]	1.05%	1.02%	1.08%	1.63%[4]	2.76%	2.84%
Total expenses after fees waived and paid indirectly and excluding interest expense	0.93%[4]	0.94%	0.92%	0.93%	0.91%[4]	0.98%	1.00%
Net investment income	5.13%[4]	4.43%	2.72%	4.09%	4.67%[4]	4.60%	4.92%

Supplemental Data
Net assets, end of period (000)	$509,412	$508,765	$496,260	$455,529	$444,054	$417,651	$414,460
Borrowings outstanding, end of period (000)	$163,692	$233,676	$106,985	$11,815	—	$33,895	$70,691
Average borrowings outstanding, during the period (000)	$203,760	$116,771	$23,316	$537	$61,777	$93,325	$104,393
Portfolio turnover	222%[5]	899%[6]	883%[7]	700%[8]	263%[9]	250%	80%
Asset coverage, end of period per $1,000	$4,112	$3,177	$5,639	$39,555	—	$13,322	$6,863

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 89%.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 387%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 207%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 184%.

[9]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 0%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	115

Financial Highlights	BlackRock Strategic Bond Trust (BHD)

	Six Months Ended February 29, 2012 (Unaudited)				Period November 1, 2007 to August 31, 2008

						Year Ended October 31,
		Year Ended August 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.48	$13.57	$12.12	$12.76	$13.80	$13.83	$13.68
Net investment income	0.51 [1]	1.06 [1]	1.01 [1]	0.93 [1]	0.76 [1]	0.95	0.99
Net realized and unrealized gain (loss)	0.87	(0.04)	1.35	(0.69)	(1.03)	(0.06)	0.18
Net increase (decrease) from investment operations	1.38	1.02	2.36	0.24	(0.27)	0.89	1.17
Dividends and distributions from:
Net investment income	(0.65)	(1.11)	(0.91)	(0.88)	(0.77)	(0.92)	(0.98)
Tax return of capital	—	—	—	—	—	—	(0.04)
Total dividends and distributions	(0.65)	(1.11)	(0.91)	(0.88)	(0.77)	(0.92)	(1.02)
Net asset value, end of period	$14.21	$13.48	$13.57	$12.12	$12.76	$13.80	$13.83
Market price, end of period	$13.87	$12.93	$13.17	$11.43	$10.85	$11.88	$12.85

Total Investment Return[2]
Based on net asset value	10.13%[3]	8.09%	20.38%	3.99%	(1.19)%[3]	7.26%	9.58%
Based on market price	12.07%[3]	6.83%	23.88%	15.34%	(2.40)%[3]	(0.62)%	11.87%

Ratios to Average Net Assets
Total expenses	1.46%[4]	1.52%	1.13%	1.00%	0.93%[4]	1.45%	2.25%
Total expenses after fees waived and before fees paid indirectly	1.46%[4]	1.51%	1.11%	0.92%	0.82%[4]	1.27%	2.25%
Total expenses after fees waived and paid indirectly	1.46%[4]	1.51%	1.11%	0.92%	0.82%[4]	1.27%	2.00%
Total expenses after fees waived and paid indirectly and excluding interest expense	1.24%[4]	1.26%	1.04%	0.92%	0.81%[4]	0.87%	0.94%
Net investment income	7.54%[4]	7.59%	7.77%	8.67%	6.85%[4]	6.86%	7.26%

Supplemental Data
Net assets, end of period (000)	$100,278	$95,127	$95,794	$85,581	$90,092	$97,410	$97,614
Borrowings outstanding, end of period (000)	$25,000	$24,000	$12,000	—	$1,571	$413	$14,951
Average borrowings outstanding during the period (000)	$22,264	$22,696	$5,701	$303	$391	$7,240	$21,104
Portfolio turnover	26%	72%	83%	61%	27%	34%	56%
Asset coverage, end of period per $1,000	$5,011	$4,964	$8,983	—	$58,347	$236,789	$7,529

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

116	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Core Bond Trust (“BHK”), BlackRock Corporate High Yield Fund V, Inc. (“HYV”), BlackRock Corporate High Yield Fund VI, Inc. (“HYT”), BlackRock High Income Shares (“HIS”), BlackRock High Yield Trust (“BHY”), BlackRock Income Opportunity Trust, Inc. (“BNA”), BlackRock Income Trust, Inc. (“BKT”) and BlackRock Strategic Bond Trust (“BHD”) (collectively, the “Trusts”) are registered under the 1940 Act, as diversified, closed-end management investment companies. HYV, HYT, BNA and BKT are organized as Maryland corporations. BHK, BHY and BHD are organized as Delaware statutory trusts. HIS is organized as a Massachusetts business trust. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Boards of Directors and the Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BLK HYV (Luxembourg) Investments, S.a.r.l. and BLK HYT (Luxembourg) Investments, S.a.r.l. (the “Taxable Subsidiaries”), a wholly owned taxable subsidiary of each Trust which holds shares of private Canadian companies. Such shares are held in the Taxable Subsidiaries in order to realize benefits under the Double Tax Avoidance Convention between Canada and Luxembourg, the result of which is gains on the sale of such shares will not be subject to capital gains taxes in Canada. Income earned on the investments held by the Taxable Subsidiary may be taxable to such subsidiaries in Luxembourg. An income tax provision for all income, including realized and unrealized gains, if any, is reflected as either a reduction in investment income or as a component of realized and unrealized gain (loss) on the Consolidated Statements of Operations. The Trusts may invest up to 25% of their total assets in the Taxable Subsidiary. Intercompany accounts and transactions have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Trusts.

Valuation: US GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Trusts value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing, service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment, which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair

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value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Trust’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

Foreign Currency Transactions: The Trusts’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Trusts’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Trusts do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Trusts report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: Certain Trusts may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Trust has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Trusts may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Collateralized Debt Obligations: Certain Trusts may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is a bankruptcy remote entity which is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Certain Trusts may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since

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this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Trust may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: Certain Trusts may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Certain Trusts also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: Certain Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts: Certain Trusts may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Preferred Stock: Certain Trusts may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Certain Trusts may invest in floating rate loan interests. The floating rate loan interests the Trusts hold are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Trusts may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Trusts consider these investments to be investments in debt securities for purposes of their investment policies.

When a Trust purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Trusts may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Trusts upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Trusts may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Trusts may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Trusts having a contractual relationship only with the lender, not with the borrower. The Trusts will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Trusts generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Trusts may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Trusts will assume the credit risk of both the borrower and the lender that is selling the Participation. The Trusts’ investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Trusts may be treated as general creditors of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Trusts having a direct contractual relationship with the borrower, and the Trusts may enforce compliance by the borrower with the terms of the loan agreement.

Borrowed Bond Agreements: Certain Trusts may enter into borrowed bond agreements. In a borrowed bond agreement, the Trusts borrow a bond from a counterparty in exchange for cash collateral with the commitment that the security and the cash will be returned to the counterparty and the Trusts, respectively, at a mutually agreed upon rate and date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with

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short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Trusts and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. Full realization of the collateral by the Trusts may be limited if the value of an investment purchased with the cash collateral by the lender decreases. The Trusts may also experience delays in gaining access to the collateral.

Short Sales: Certain Trusts may enter into short sale transactions in which the Trusts sell a security it does not hold in anticipation of a decline in the market price of that security. When a Trust makes a short sale, it will borrow the security sold short (borrowed bond) and deliver it to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Trusts is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Trusts are required to repay the counterparty any interest received on the security sold short, which is shown as interest expense in the Statements of Operations. The Trusts may pay a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Statements of Operations. The Trusts maintain a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. The Trusts may receive interest on their cash collateral deposited with the broker-dealer. The Trusts are exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Trusts sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received. There is no assurance the Trusts will be able to close out a short position at a particular time or at an acceptable price.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. Certain Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the Trusts are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

TBA Commitments: Certain Trusts may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Trusts generally enter into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: Certain Trusts may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Trusts will not be entitled to receive interest and principal payments on the securities sold. The Trusts account for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Trusts’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Trusts are required to purchase may decline below the agreed upon repurchase price of those securities.

Treasury Roll Transactions: Certain Trusts may enter into treasury roll transactions. In a treasury roll transaction the Trusts sell a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Trusts receive cash from the sale of the Treasury security to use for other investment purposes. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Trusts and the counterparty over the term of the borrowing. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, interest income from the Treasury security and the related interest expense on the secured borrowing is recorded by the Trusts on an accrual basis. The Trusts will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Trusts. If the interest expense exceeds the income earned, the Trusts’ net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Trusts are required to repurchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: Certain Trusts may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Trusts sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Trusts may utilize

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reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Trusts are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Trusts’ use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Trusts’ obligation to repurchase the securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trusts either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts, swaps, short sales and options written), or certain borrowings (e.g., reverse repurchase agreements and treasury roll transactions), the Trusts will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trusts are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statements of Operations.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on BHK, HIS, BHY, BNA, BKT and BHD’s US federal tax returns remain open for each of the three years ended August 31, 2011 and for the period ended August 31, 2008. The statutes of limitations on HYV and HYT’s tax returns remain open for each of the four years ended August 31, 2011. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trusts’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financials instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trusts’ financial statement disclosures.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from

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the BlackRock Closed-End Fund investments under the plan are included in dividends — affiliated in the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and to economically hedge, or protect, their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risk (inflation risk). These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Trusts’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Trusts bear the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Trusts do not give rise to counterparty credit risk, as options written obligate the Trusts to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Trusts may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Trust and each of its respective counterparties. An ISDA Master Agreement allows each Trust to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Trusts from their counterparties are not fully collateralized contractually or otherwise, the Trusts bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Trusts manage counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trusts’ net assets decline by a stated percentage or the Trusts fail to meet the terms of their ISDA Master Agreements, which would cause the Trusts to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Trusts purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Trusts and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Trusts as unrealized appreciation or depreciation. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Trusts enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Trusts, help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Options: The Trusts purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk and/or interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Trusts purchase (write) an option, an amount equal to the premium paid (received) by the Trusts is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Trust enters into a closing transaction), the Trusts realize a gain or loss

122	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Trusts write a call option, such option is “covered,” meaning that the Trusts hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

The Trusts also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated instruments owned by the Trusts but not yet delivered, or committed or anticipated to be purchased by the Trusts.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Trusts may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security at a price different from the current market value.

Swaps: The Trusts enter into swap agreements, in which the Trusts and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. These payments received or made by the Trusts are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Trusts enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Trusts enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Trusts will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Trusts enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trusts will receive a payment from or make a payment to the counterparty.

•

Interest rate swaps — The Trusts enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	123

Notes to Financial Statements (continued)

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of February 29, 2012
	Asset Derivatives
		BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation on swaps; Investments at value — unaffiliated[2]	$530,376	—	—	—	—	$647,019	$46,616,117	$84,885
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts; Investments at value — unaffiliated[2]	236,289	$8,857	$7,223	—	$407	235,206	—	628
Credit contracts	Unrealized appreciation on swaps; Investments at value — unaffiliated[2]	682,111	643,176	662,856	—	191,926	683,504	—	85,945
Equity contracts	Net unrealized appreciation/depreciation[1]; Investments at value — unaffiliated[2]	—	305,250	316,130	$87,545	—	—	—	—
Total		$1,448,776	$957,283	$986,209	$87,545	$192,333	$1,565,729	$46,616,117	$171,458

	Liability Derivatives
		BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized depreciation on swaps; Option written at value	$4,576,159	—	—	—	—	$4,550,767	$42,571,558	$67,229
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts; Options written at value	563,492	$1,448,067	$1,500,303	$283,739	$15,017	479,402	—	249,845
Credit contracts	Unrealized depreciation on swaps; Options written at value	36,040	112,207	119,959	—	6,107	36,176	—	202
Equity contracts	Unrealized depreciation on swaps; Options written at value	—	412,959	445,363	74,334	—	—	—	—
Other contracts	Unrealized depreciation on swaps	77,284	—	—	—	—	77,489	—	—
Total		$5,252,975	$1,973,233	$2,065,625	$358,073	$21,124	$5,143,834	$42,571,558	$317,276

[1]

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedules of Investments.

124	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments on the Statements of Operations Six Months Ended February 29, 2012
	Net Realized Gain (Loss) From
	BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD
Interest rate contracts:
Financial futures contracts	$(453,633)	—	—	—	—	$(357,014)	$(5,090,929)	$(57,843)
Swaps	1,376,353	—	—	—	—	850,535	249,984	102,783
Options[1]	(2,053,700)	$542,835	$609,505	—	—	(1,439,130)	(126,181)	—
Floors	—	—	—	—	—	—	443,883	—
Foreign currency exchange contracts:
Financial futures contracts	(35,220)	—	—	—	—	(40,039)	(1,789)	—
Foreign currency exchange contracts	1,089,752	3,252,823	3,481,662	$774,738	$(2,883)	445,882	—	597,890
Options[1]	(76,426)	—	—	—	—	(78,422)	—	—
Credit contracts:
Swaps	1,018,396	(381,877)	(414,494)	—	198,394	1,018,450	—	32,974
Equity contracts:
Financial futures contracts	—	(3,965,704)	(4,093,471)	(355,406)	—	—	—	—
Options[1]	—	(406,208)	(418,826)	(93,698)	—	—	—	—
Other contracts:
Swaps	(21,016)	146,751	154,102	—	17,707	(21,115)	—	—
Total	$844,506	$(811,380)	$(681,522)	$325,634	$213,218	$379,147	$(4,525,032)	$675,804

	Net Change in Unrealized Appreciation/Depreciation on
	BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD
Interest rate contracts:
Financial futures contracts	$570,814	—	—	—	—	$393,611	$(31,774)	$(11,359)
Swaps	(1,654,566)	—	—	—	—	(1,484,830)	(1,292,938)	17,608
Options[1]	1,895,867	—	—	—	—	1,707,450	65,267	(28,283)
Floors	—	—	—	—	—	—	(132,104)	—
Foreign currency exchange contracts:
Foreign currency exchange contracts	(339,345)	$(1,299,680)	$(1,346,118)	$(251,144)	$(14,610)	(244,840)	—	(222,923)
Options[1]	12,275	—	—	—	—	12,504	—	—
Credit contracts:
Swaps	(1,147,981)	638,353	652,359	—	53,613	(1,144,329)	—	28,505
Options[1]	—	442,787	441,347	—	—	—	—	—
Equity contracts:
Financial futures contracts	—	1,980,740	1,905,233	119,132	—	—	—	—
Options[1]	—	(122,259)	(124,721)	(71,461)	—	—	—	—
Other contracts:
Swaps	(77,284)	(75,845)	(79,649)	—	(9,012)	(77,489)	—	—
Total	$(740,220)	$1,564,096	$1,448,451	$(203,473)	$29,991	$(837,923)	$(1,391,549)	$(216,452)

[1]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	125

Notes to Financial Statements (continued)

For the six months ended February 29, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD
Financial futures contracts:
Average number of contracts purchased	503	—	—	—	—	448	989	88
Average number of contracts sold	909	314	371	51	—	1,020	2,323	81
Average notional value of contracts purchased	$97,756,601	—	—	—	—	$90,662,358	$236,438,591	$13,889,188
Average notional value of contracts sold	$144,530,667	$19,877,370	$23,647,510	$3,258,630	—	$161,080,680	$325,262,643	$13,622,047
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	29	12	10	4	2	29	—	6
Average number of contracts — US dollars sold	25	4	5	2	—	24	—	3
Average US dollar amounts purchased	$34,190,383	$32,807,740	$42,359,736	$8,164,303	$824,212	$31,132,553	—	$7,185,347
Average US dollar amounts sold	$20,431,120	$1,822,882	$2,041,243	$273,790	—	$17,089,813	—	$440,943
Options:
Average number of option contracts purchased	21,946,571	726	1,205	335	3	21,979,071	369	6
Average number of option contracts written	14,326,250	538	895	250	—	14,336,250	—	—
Average notional value of option contracts purchased	$22,673,250	$9,658,514	$16,209,000	$4,506,000	$2,829	$22,707,000	$921,250	$5,657
Average notional value of option contracts written	$14,426,250	$6,718,750	$11,187,500	$3,125,000	—	$14,436,250	—	—
Average number of swaption contracts purchased	6	1	1	—	—	6	2	2
Average number of swaption contracts written	11	2	2	—	—	12	2	1
Average notional value of swaption contracts purchased	$57,226,013	$7,500,000	$7,500,000	—	—	$57,376,013	$12,400,000	$1,906,402
Average notional value of swaption contracts written	$285,700,000	$14,500,000	$15,500,000	—	—	$289,500,000	$22,200,000	$2,200,000
Credit default swaps:
Average number of contracts — buy protection	8	11	11	—	7	8	—	6
Average number of contracts — sell protection	14	12	12	—	7	14	—	10
Average notional value — buy protection	$8,926,162	$13,027,348	$14,139,767	—	$565,000	$8,942,290	—	$1,497,500
Average notional value — sell protection	$6,964,165	$9,451,500	$11,945,000	—	$1,852,500	$6,999,165	—	$1,416,359
Interest rate swaps:
Average number of contracts — pays fixed rate	4	—	—	—	—	9	12	1
Average number of contracts — receives fixed rate	5	—	—	—	—	7	12	1
Average notional value — pays fixed rate	$4,965,679	—	—	—	—	$25,924,039	$261,030,000	$600,000
Average notional value — receives fixed rate	$50,019,629	—	—	—	—	$53,368,064	$249,611,600	$9,400,000
Total return swaps:
Average number of contracts	1	—	—	—	—	1	—	—
Average notional value	$940,000	—	—	—	—	$1,885,000	—	—

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services for each Trust and administration services for BHK, HYV, HYT, HIS and BHD.

The following Trusts’ investment advisory fee paid to the Manager is computed weekly and payable monthly based on an annual rate of each Trust’s average total assets (including any assets attributable to borrowings) minus the sum of total liabilities (other than debt representing financial leverage):

BHK	0.55%
HIS	0.75% of the first $200 million and 0.50% thereafter
BHY	0.90%
BHD	0.75%

The following Trusts’ investment advisory fee paid to the Manager is computed daily and payable monthly based on an annual rate of each Trust’s average total assets (including any assets attributable to borrowings) minus the sum of total liabilities (other than debt representing financial leverage):

HYV	0.60%
HYT	0.70%

126	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

The following Trusts’ investment advisory fee paid to the Manager is computed weekly and payable monthly based on an annual rate of each Trust’s average net assets:

BNA	0.60%
BKT	0.65%

BHY, BNA and BKT each have an Administration Agreement with the Manager. The administration fee paid to the Manager is computed weekly and payable monthly based on an annual rate, 0.10% for BNA, and 0.15% for BKT, of each Trust’s average net assets and 0.10% for BHY of the Trust’s average weekly total assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Trust’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended February 29, 2012, the amounts waived were as follows:

BHK	$1,242
HYV	$251
HYT	$280
HIS	$182
BHY	$127
BNA	$1,573
BKT	$2,449
BHD	$133

BlackRock provides investment management and other services to the Taxable Subsidiaries. BlackRock does not receive separate compensation from the Taxable Subsidiaries for providing investment management or administrative services. However, each Trust pays BlackRock based on the Trust’s net assets, which includes the assets of the Taxable Subsidiaries.

The Manager entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager with respect to BHK, HYV, HYT, HIS and BHD. The Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Trust to the Manager.

Certain officers and/or Trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for compensation paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended February 29, 2012, were as follows:

	Purchases	Sales
BHK	$469,053,488	$516,744,054
HYV	$164,014,956	$143,307,785
HYT	$171,818,017	$150,224,762
HIS	$44,561,663	$43,405,656
BHY	$21,817,057	$13,928,318
BNA	$481,520,298	$533,947,655
BKT	$1,339,537,226	$1,385,718,993
BHD	$29,200,573	$28,228,676

Purchases and sales of US government securities, for the six months ended February 29, 2012, were as follows:

	Purchases	Sales
BHK	$514,284,821	$477,424,118
BNA	$504,329,363	$449,075,848
BKT	$488,528,588	$475,725,365
BHD	$2,427,194	$1,862,799

For the six months ended February 29, 2012, purchases and sales of mortgage dollar rolls were as follows:

	Purchases	Sales
BHK	$256,189,320	$256,450,408
BNA	$262,809,813	$263,087,783
BKT	$1,091,717,115	$1,093,392,375

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	127

Notes to Financial Statements (continued)

Transactions in options written for the six months ended February 29, 2012, were as follows:

		Calls			Puts
	Contracts	Notional (000)	Premiums Received	Contracts	Notional (000)	Premiums Received
BHK
Outstanding options, beginning of period	—	$63,300	$2,441,442	538	$86,985	$2,818,041
Options written	459	82,695	2,289,919	329	572,340	5,143,524
Options expired	(178)	(35,095)	(469,381)	(595)	(55,763)	(874,217)
Options exercised	(15)	(8,100)	(93,352)	—	(26,422)	(1,070,207)
Options closed	(266)	(69,800)	(3,081,968)	(272)	(58,330)	(2,878,278)
Outstanding options, end of period	—	$33,000	$1,086,660	—	$518,810	$3,138,863

HYV
Outstanding options, beginning of period	—	$24,175	$296,835	664	$26,475	$688,420
Options written	1,350	7,000	422,017	5,700	7,000	681,602
Options expired	—	(17,175)	(72,135)	(2,625)	(19,475)	(521,579)
Options exercised	—	—	—	(664)	—	(23,620)
Options closed	(1,350)	(14,000)	(646,717)	(1,350)	(14,000)	(701,468)
Outstanding options, end of period	—	—	—	1,725	—	$123,355

HYT
Outstanding options, beginning of period	—	$26,025	$332,505	698	$27,700	$741,030
Options written	1,433	8,000	469,894	5,956	8,000	741,855
Options expired	—	(18,025)	(75,705)	(2,733)	(19,700)	(533,499)
Options exercised	—	—	—	(698)	—	(24,830)
Options closed	(1,433)	(16,000)	(726,694)	(1,433)	(16,000)	(796,517)
Outstanding options, end of period	—	—	—	1,790	—	$128,039

HIS
Outstanding options, beginning of period	—	—	—	—	—	—
Options written	417	—	$47,111	1,689	—	$117,299
Options expired	—	—	—	(772)	—	(60,723)
Options closed	(417)	—	(47,111)	(417)	—	(19,589)
Outstanding options, end of period	—	—	—	500	—	$36,987

BNA
Outstanding options, beginning of period	—	$61,300	$2,208,193	539	$85,015	$2,585,616
Options written	461	82,875	2,297,188	329	573,250	5,151,136
Options expired	(180)	(35,175)	(471,670)	(596)	(59,073)	(1,004,517)
Options exercised	(15)	(6,900)	(46,390)	—	(26,442)	(1,071,191)
Options closed	(266)	(69,000)	(2,895,456)	(272)	(53,040)	(2,515,176)
Outstanding options, end of period	—	$33,100	$1,091,865	—	$519,710	$3,145,868

BKT
Outstanding options, beginning of period	—	$11,100	$353,258	247	$11,100	$448,653
Options written	514	—	296,502	995	—	315,965
Options expired	(242)	—	(150,973)	(333)	—	(128,259)
Options exercised	(20)	—	(3,050)	—	—	—
Options closed	(252)	—	(142,479)	(909)	—	(283,102)
Outstanding options, end of period	—	$11,100	$353,258	—	$11,100	$353,257

BHD
Outstanding options, beginning of period	—	—	—	—	—	—
Options written	—	—	—	—	$4,400	$50,160
Options exercised	—	—	—	—	—	—
Outstanding options, end of period	—	—	—	—	$4,400	$50,160

128	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

5. Income Tax Information:

As of August 31, 2011, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BHK	HYV	HYT	HIS	BHY	BNA	BHD
2012	—	—	—	$2,339,279	$316,410	—	—
2014	—	—	—	7,043,976	2,060,533	—	—
2015	—	—	—	—	2,467,772	—	—
2016	$17,011,639	—	—	10,829,322	2,039,760	$13,511,023	$687,454
2017	7,416,000	$25,464,032	$31,939,528	3,140,056	916,541	7,369,088	930,008
2018	—	45,786,654	54,927,764	15,169,557	5,191,260	10,964,638	3,835,687
2019	—	—	—	—	737,843	—	—
Total	$24,427,639	$71,250,686	$86,867,292	$38,522,190	$13,730,119	$31,844,749	$5,453,149

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Trusts after August 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD
Tax cost	$519,485,199	$535,075,073	$557,006,304	$149,699,172	$57,208,243	$529,204,687	$827,769,995	$117,113,498
Gross unrealized appreciation	32,902,354	33,420,622	33,884,899	6,927,547	3,410,212	34,312,914	45,547,388	8,324,695
Gross unrealized depreciation	(7,597,991)	(21,039,743)	(21,692,446)	(4,793,667)	(944,821)	(7,892,219)	(18,707,213)	(1,444,535)
Net unrealized appreciation (depreciation)	$25,304,363	$12,380,879	$12,192,453	$2,133,880	$2,465,391	$26,420,695	$26,840,175	$6,880,160

6. Borrowings:

HYV, HYT, HIS, BHY and BHD entered into a senior committed secured, 364-day revolving line of credit and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). The Trusts have granted a security interest in substantially all of their assets to SSB. The SSB Agreement allowed for the following maximum commitment amounts:

Commitment Amount
HYV	$204,500,000
HYT	$213,800,000
HIS	$63,600,000
BHY	$23,000,000
BHD	$50,200,000

Prior to March 2, 2012, advances were made by SSB to the Trusts, at the Trusts’ option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

Effective March 2, 2012, advances will be made by SSB to the Trusts, at the Trusts’ option of (a) the higher of (i) 0.75% above the Fed Funds rate and (ii) 0.75% above the Overnight LIBOR or (b) 0.75% above 7-day, 30-day, 60-day or 90-day LIBOR.

In addition, the Trusts pay a facility fee and a commitment fee based upon SSB’s total commitment to the Trusts. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs. Advances to the Trusts as of February 29, 2012 are shown in the Statements of Assets and Liabilities as loan payable.

The Trusts may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowing is less than 300%.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	129

Notes to Financial Statements (continued)

For the six months ended February 29, 2012, the daily weighted average interest rates for Trusts with borrowings from reverse repurchase agreements and treasury roll transactions were as follows:

Daily Weighted Average Interest Rate
BHK	0.16%
BNA	0.15%
BKT	0.19%

For the six months ended February 29, 2012, the daily weighted average interest rates for Trusts with loans under the revolving credit agreements were as follows:

Daily Weighted Average Interest Rate
HYV	0.96%
HYT	0.96%
HIS	0.96%
BHY	0.96%
BHD	0.96%

7. Commitments:

Certain Trusts may invest in floating rate loan interests. In connection with these investments, the Trust may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Trust to furnish temporary financing to a borrower until permanent financing can be arranged. At February 29, 2012, the Trusts had outstanding bridge loan commitments as follows:

Commitment Amounts
HYV	$5,101,399
HYT	$5,352,437
HIS	$1,557,646
BHY	$574,917
BHD	$510,000

In connection with these commitments, the Trusts earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. The unrecognized commitment fee income is recorded on the Statements of Assets and Liabilities as deferred income.

8. Concentration, Market and Credit Risk:

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities, less any collateral held by the Trusts.

Certain Trusts invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

9. Capital Share Transactions:

BHK, BHY and BHD are authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. BNA and BKT are authorized to issue 200 million shares, par value $0.01, all of which were initially classified as Common Shares. HYV and HYT are authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. HIS is authorized to issue an unlimited number of shares, no par value, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
HYV	25,438	—
HYT	38,517	—
HIS	51,607	—
BHY	759	—

130	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (concluded)

Shares issued and outstanding remained constant during the six months ended February 29, 2012 and the year ended August 31, 2011 for BHK, BNA, BKT and BHD.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts paid a net investment income dividend in the following amounts per share on March 30, 2012 to shareholders of record on March 15, 2012:

Common Dividend Per Share
BHK	$0.0670
HYV	$0.0860
HYT	$0.0835
HIS	$0.0142
BHY	$0.0435
BNA	$0.0530
BKT	$0.0405
BHD	$0.0845

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	131

Officers and Trustees[1]

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Trustee
Paul L. Audet, Trustee
Michael J. Castellano, Trustee and Member of the Audit Committee
Frank J. Fabozzi, Trustee and Member of the Audit Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Anne Ackerley, Vice President
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

[1]	John F. Powers, who was a Trustee of the Trusts, resigned as of February 21, 2012.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor[2]
BlackRock Financial Management, Inc.
New York, NY 10055

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

[2]	For BHK, HYV, HYT, HIS and BHD.

BHK, BNA and BKT are managed by a team of investment professionals. Effective March 16, 2012, Tom Musmanno was added to the team of portfolio managers responsible for the day-to-day management of the Trusts’ portfolio and the selection of its investments.

132	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Additional Information

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charter or by-laws that would delay or prevent a change of control of the Trusts that were not approved by shareholders or in the principal risk factors associated with investment in the Trusts. Other than as disclosed on page 132, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s web-site is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ web-site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	133

Additional Information (concluded)

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

February 29, 2012
	Total Fiscal Year-to-Date Cumulative Distributions by Character				Percent of Fiscal Year-to-Date Cumulative Distributions by Character
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share
BHY	$0.256197	—	$0.004803	$0.261000	98%	0%	2%	100%

Each Trust estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with ‘yield’ or ‘income.’

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

134	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#CEF -1-8-2/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable to this semi-annual report

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: May 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: May 1, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Bond Trust

Date: May 1, 2012